UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2009

Date of reporting period:         December 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC)
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(GRAPHIC)       Annual Report
                December 31, 2009

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

-    WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

-    WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

-    WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM)

-    WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

-    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

-    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

-    WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)

-    WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

-    WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage VT Asset Allocation Fund ...........................     6
Wells Fargo Advantage VT C&B Large Cap Value Fund ........................    10
Wells Fargo Advantage VT Discovery Fund ..................................    14
Wells Fargo Advantage VT Equity Income Fund ..............................    20
Wells Fargo Advantage VT International Core Fund .........................    26
Wells Fargo Advantage VT Large Company Core Fund .........................    30
Wells Fargo Advantage VT Large Company Growth Fund .......................    34
Wells Fargo Advantage VT Money Market Fund ...............................    38
Wells Fargo Advantage VT Opportunity Fund ................................    44
Wells Fargo Advantage VT Small Cap Growth Fund ...........................    48
Wells Fargo Advantage VT Small/Mid Cap Value Fund ........................    54
Wells Fargo Advantage VT Total Return Bond Fund ..........................    60
FUND EXPENSES ............................................................    64
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage VT Asset Allocation Fund ...........................    66
Wells Fargo Advantage VT C&B Large Cap Value Fund ........................    82
Wells Fargo Advantage VT Discovery Fund ..................................    87
Wells Fargo Advantage VT Equity Income Fund ..............................    92
Wells Fargo Advantage VT International Core Fund .........................    97
Wells Fargo Advantage VT Large Company Core Fund .........................   102
Wells Fargo Advantage VT Large Company Growth Fund .......................   106
Wells Fargo Advantage VT Money Market Fund ...............................   110
Wells Fargo Advantage VT Opportunity Fund ................................   114
Wells Fargo Advantage VT Small Cap Growth Fund ...........................   120
Wells Fargo Advantage VT Small/Mid Cap Value Fund ........................   126
Wells Fargo Advantage VT Total Return Bond Fund ..........................   131
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   144
Statements of Operations .................................................   148
Statements of Changes in Net Assets ......................................   152
Financial Highlights .....................................................   158
NOTES TO FINANCIAL STATEMENTS ............................................   162
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   179
OTHER INFORMATION ........................................................   180
LIST OF ABBREVIATIONS ....................................................   183

The views expressed are as of December 31, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
   INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC. 2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and WELLS FARGO ADVANTAGE FUNDS(R) and to certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Market Fund
California Municipal Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                  2 Wells Fargo Advantage Variable Trust Funds

                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

HOWEVER, EARLY SIGNS OF POTENTIAL ECONOMIC IMPROVEMENT BEGAN TO EMERGE IN THE SPRING, SPARKING THE STRONGEST RALLY SINCE THE 1930S.

POSITIVE ECONOMIC GROWTH RESUMED IN THE THIRD QUARTER OF 2009, FOLLOWING FOUR CONSECUTIVE QUARTERS OF NEGATIVE ECONOMIC GROWTH FOR THE FIRST TIME IN AT LEAST 60 YEARS.

Dear Valued Shareholder:

We are pleased to provide you with this annual report for the Wells Fargo Advantage Variable Trust Funds for the 12-month period that ended December 31, 2009. The period brought welcome signs of an economic recovery, sparking a sharp rally in the financial markets that ended a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during the 12-month period underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED A SUSTAINED MARKET RALLY.

During the early part of the 12-month period, the stock market continued to tumble. Fallout from the credit crisis continued amid mounting fears that the economy had fallen into recession. In the fall of 2008, fear had gripped the financial markets after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility continued into 2009, rising to unprecedented heights as the global financial system froze up and investors feared a total economic collapse. By March 2009, the stock market fell to levels that hadn't been seen since 1996.

However, early signs of potential economic improvement began to emerge in the spring, sparking the strongest rally since the 1930s. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May seemed to alleviate those concerns. Stocks continued to advance through summer and into fall, with seven consecutive months of positive returns for the S&P 500 Index--its second-longest stretch in a decade. The markets saw a slight correction during October 2009, as volatility began to climb again on questions about the sustainability of the economic improvement. However, the equity markets closed out the 12-month period with solid gains in both November and December.

ECONOMIC GROWTH TURNED POSITIVE AFTER SEVERE CONTRACTION.

Positive economic growth resumed in the third quarter of 2009, following four consecutive quarters of negative economic growth for the first time in at least 60 years. Gross Domestic Product growth was 2.2% for the third quarter, the strongest since 2007. The consensus among economists was that the recession that began in December 2007 had likely ended during the second quarter of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the 12-month period, the National Bureau of Economic Research had not declared an official end to the recession.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose during the 12-month period, reaching 10.2% in October 2009--its highest level in more than 25 years--before edging down to close the year at 10.0%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 85,000 jobs were lost in December

                  Wells Fargo Advantage Variable Trust Funds 3

Letter to Shareholders

and revised its figures for November to show a gain of 4,000 jobs--the first increase since the start of the recession. Still, since the start of the recession, nearly 8 million jobs had been lost by the end of the 12-month period.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the 12-month period came to a close. Retail sales improved in the latter months of the period, helped in part by the "Cash for Clunkers" program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

THE FED CONTINUED TO FOCUS ON ECONOMIC STIMULUS.

Despite extensive quantitative easing measures by the Federal Reserve, bank lending did not expand during the 12-month period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. In the second half of the period, however, debate began to escalate over the need for the Fed to outline an "exit strategy" from its stimulus programs. Despite that debate, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH.

For the 12-month period, the equity markets can be split into three distinct sub-periods. Stocks fell sharply from the beginning of the period until early March 2009, continuing the precipitous declines of 2008. The broad market, as measured by the S&P 500 Index, began the period in the wake of a nearly 37% decline during 2008. The declines continued through March 9, when the market reversed abruptly amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted through the end of 2009, with the S&P 500 Index gaining 65% from the March low through December 31, 2009.

For the full 12-month period, the S&P 500 Index gained 26.5%--its best annual gain since 2003--and the Dow Jones Industrial Average rose 18.8%. Among domestic equity indices, the tech-heavy NASDAQ Composite Index was the leader, with a 43.9% return over the 12-month period due to the strength of the rebound in technology stocks in 2009.

                  4 Wells Fargo Advantage Variable Trust Funds


                                                          Letter to Shareholders

Mid cap stocks significantly led in performance for 2009, while large cap stocks slightly outpaced small caps. The Russell Midcap(R) Index1 gained 40.5% during the year, while the Russell 1000(R) Index2 of large cap stocks rose 28.4% and the Russell 2000(R) Index3 of small cap stocks advanced 27.2%. Market cap leadership shifted throughout the 12-month period, however. Large cap stocks led during the early months as investors rotated into larger, more stable companies during the market decline. Leadership then shifted to small caps, which outperformed during the sharp rally that ensued as investors' risk appetites returned. As the rally moderated in the final months of the period, leadership shifted back to large caps.

For the 12-month period, the growth investment style significantly outperformed the value investment style across all market capitalizations, as measured by the Russell indices, benefiting from the growth indices' significant exposure to the information technology sector and lower exposure to the financials sector.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended December 31, 2009, brought a welcome reprieve from the volatility of 2008. The rapid rebound in market performance that began in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                  Wells Fargo Advantage Variable Trust Funds 5


Letter to Shareholders

----------
(1.) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an index.

(2.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(3.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

                  6 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA*
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

April 15, 1994

* Effective 2/1/10, Galen G. Blomster no longer serves as a Portfolio Manager for the Fund.

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                                               1 YEAR
----                                               ------
VT Asset Allocation Fund                            15.46%
S&P 500 Index(1)                                    26.46%
Barclays Capital 20+ Year U.S. Treasury Index(2)   (21.40)%
Asset Allocation Composite Index(3)                  5.34%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST ASSET ALLOCATION FUND ARE 1.00% AND 1.07%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(4)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                         WELLS FARGO ADVANTAGE VT                           BARCLAYS CAPITAL 20+ YEAR      ASSET ALLOCATION
                          ASSET ALLOCATION FUND          S&P 500 INDEX         U.S. TREASURY INDEX         COMPOSITE INDEX
     12/31/1999                     10,000                   10,000                   10,000                   10,000
      1/31/2000                      9,792                    9,498                   10,174                    9,767
      2/29/2000                      9,861                    9,318                   10,535                    9,794
      3/31/2000                     10,572                   10,229                   10,930                   10,514
      4/30/2000                     10,342                    9,921                   10,821                   10,281
      5/31/2000                     10,167                    9,718                   10,766                   10,133
      6/30/2000                     10,404                    9,958                   11,001                   10,370
      7/31/2000                     10,361                    9,802                   11,218                   10,354
      8/31/2000                     10,843                   10,411                   11,492                   10,839
      9/30/2000                     10,419                    9,861                   11,295                   10,420
     10/31/2000                     10,448                    9,820                   11,484                   10,462
     11/30/2000                     10,004                    9,046                   11,873                   10,108
     12/31/2000                     10,102                    9,090                   12,151                   10,231
      1/31/2001                     10,358                    9,413                   12,150                   10,448
      2/28/2001                      9,678                    8,555                   12,364                    9,948
      3/31/2001                      9,208                    8,013                   12,265                    9,538
      4/30/2001                      9,649                    8,636                   11,880                    9,861
      5/31/2001                      9,715                    8,693                   11,900                    9,906
      6/30/2001                      9,576                    8,482                   12,022                    9,801
      7/31/2001                      9,620                    8,398                   12,497                    9,897
      8/31/2001                      9,285                    7,873                   12,797                    9,619
      9/30/2001                      8,822                    7,237                   12,827                    9,161
     10/31/2001                      9,089                    7,376                   13,590                    9,482
     11/30/2001                      9,400                    7,941                   12,870                    9,716
     12/31/2001                      9,399                    8,011                   12,592                    9,682
      1/31/2002                      9,330                    7,894                   12,768                    9,650
      2/28/2002                      9,224                    7,742                   12,908                    9,579
      3/31/2002                      9,340                    8,033                   12,312                    9,617
      4/30/2002                      9,094                    7,546                   12,817                    9,424
      5/31/2002                      9,056                    7,491                   12,818                    9,381
      6/30/2002                      8,749                    6,957                   13,045                    9,045
      7/31/2002                      8,298                    6,415                   13,458                    8,736
      8/31/2002                      8,391                    6,457                   14,161                    8,951
      9/30/2002                      7,680                    5,756                   14,788                    8,525
     10/31/2002                      8,189                    6,262                   14,237                    8,846
     11/30/2002                      8,580                    6,630                   14,121                    9,127
     12/31/2002                      8,191                    6,241                   14,733                    8,962
      1/31/2003                      8,011                    6,078                   14,687                    8,809
      2/28/2003                      7,924                    5,987                   15,151                    8,839
      3/31/2003                      7,974                    6,044                   14,898                    8,829
      4/30/2003                      8,527                    6,542                   15,089                    9,310
      5/31/2003                      8,954                    6,886                   16,056                    9,841
      6/30/2003                      9,018                    6,974                   15,727                    9,834
      7/31/2003                      8,995                    7,098                   14,107                    9,531
      8/31/2003                      9,161                    7,236                   14,415                    9,723
      9/30/2003                      9,139                    7,159                   15,206                    9,874
     10/31/2003                      9,513                    7,564                   14,736                   10,085
     11/30/2003                      9,584                    7,630                   14,822                   10,159
     12/31/2003                     10,001                    8,030                   14,998                   10,525
      1/31/2004                     10,177                    8,178                   15,300                   10,724
      2/29/2004                     10,313                    8,291                   15,631                   10,905
      3/31/2004                     10,202                    8,166                   15,871                   10,871
      4/30/2004                      9,961                    8,038                   14,879                   10,496
      5/31/2004                     10,057                    8,148                   14,818                   10,563
      6/30/2004                     10,229                    8,307                   14,961                   10,725
      7/31/2004                      9,962                    8,032                   15,236                   10,589
      8/31/2004                     10,046                    8,064                   15,866                   10,788
      9/30/2004                     10,140                    8,151                   16,038                   10,903
     10/31/2004                     10,291                    8,276                   16,310                   11,075
     11/30/2004                     10,601                    8,611                   15,906                   11,232
     12/31/2004                     10,936                    8,903                   16,344                   11,583
      1/31/2005                     10,784                    8,686                   16,920                   11,575
      2/28/2005                     10,944                    8,869                   16,696                   11,657
      3/31/2005                     10,768                    8,712                   16,583                   11,500
      4/30/2005                     10,658                    8,547                   17,231                   11,547
      5/31/2005                     10,989                    8,819                   17,759                   11,906
      6/30/2005                     11,036                    8,831                   18,119                   12,011
      7/31/2005                     11,323                    9,160                   17,576                   12,133
      8/31/2005                     11,289                    9,076                   18,164                   12,226
      9/30/2005                     11,276                    9,150                   17,514                   12,109
     10/31/2005                     11,066                    8,997                   17,132                   11,880
     11/30/2005                     11,425                    9,337                   17,250                   12,178
     12/31/2005                     11,481                    9,340                   17,747                   12,319
      1/31/2006                     11,692                    9,588                   17,524                   12,451
      2/28/2006                     11,754                    9,614                   17,737                   12,529
      3/31/2006                     11,755                    9,733                   16,911                   12,387
      4/30/2006                     11,817                    9,864                   16,439                   12,347
      5/31/2006                     11,525                    9,580                   16,455                   12,135
      6/30/2006                     11,552                    9,593                   16,612                   12,189
      7/31/2006                     11,639                    9,652                   16,961                   12,335
      8/31/2006                     11,927                    9,881                   17,500                   12,664
      9/30/2006                     12,211                   10,136                   17,838                   12,956
     10/31/2006                     12,564                   10,466                   17,988                   13,252
     11/30/2006                     12,799                   10,665                   18,417                   13,525
     12/31/2006                     12,875                   10,814                   17,911                   13,488
      1/31/2007                     13,002                   10,978                   17,718                   13,550
      2/28/2007                     12,857                   10,762                   18,345                   13,579
      3/31/2007                     12,930                   10,883                   18,024                   13,573
      4/30/2007                     13,415                   11,365                   18,172                   13,977
      5/31/2007                     13,754                   11,762                   17,781                   14,145
      6/30/2007                     13,559                   11,566                   17,596                   13,943
      7/31/2007                     13,459                   11,208                   18,150                   13,858
      8/31/2007                     13,721                   11,376                   18,486                   14,082
      9/30/2007                     14,052                   11,802                   18,543                   14,412
     10/31/2007                     14,268                   11,989                   18,829                   14,637
     11/30/2007                     13,967                   11,488                   19,838                   14,579
     12/31/2007                     13,853                   11,409                   19,729                   14,484
      1/31/2008                     13,143                   10,724                   20,131                   14,079
      2/28/2008                     12,746                   10,376                   20,097                   13,791
      3/31/2008                     12,775                   10,331                   20,430                   13,844
      4/30/2008                     13,213                   10,834                   19,955                   14,118
      5/31/2008                     13,261                   10,975                   19,467                   14,086
      6/30/2008                     12,351                   10,050                   19,940                   13,508
      7/31/2008                     12,208                    9,965                   19,816                   13,404
      8/31/2008                     12,416                   10,109                   20,447                   13,687
      9/30/2008                     11,567                    9,208                   20,727                   13,028
     10/31/2008                      9,943                    7,662                   20,308                   11,608
     11/30/2008                      9,492                    7,112                   23,258                   11,778
     12/31/2008                      9,820                    7,188                   26,382                   12,482
      1/31/2009                      8,849                    6,582                   22,928                   11,198
      2/28/2009                      8,027                    5,881                   22,577                   10,413
      3/31/2009                      8,651                    6,396                   23,512                   11,133
      4/30/2009                      9,224                    7,008                   21,906                   11,468
      5/31/2009                      9,585                    7,400                   21,128                   11,690
      6/30/2009                      9,614                    7,415                   21,303                   11,743
      7/31/2009                     10,233                    7,976                   21,398                   12,297
      8/31/2009                     10,595                    8,264                   21,895                   12,677
      9/30/2009                     10,988                    8,572                   22,434                   13,086
     10/31/2009                     10,741                    8,413                   21,891                   12,813
     11/30/2009                     11,267                    8,918                   22,112                   13,326
     12/31/2009                     11,337                    9,090                   20,736                   13,149

----------
(1.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(2.) The Barclays Capital 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

(3.) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

                  Wells Fargo Advantage Variable Trust Funds 7


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In contrast to last year, the Fund outperformed the Asset Allocation Composite Index and the Barclays Capital 20+ Treasury Index, while underperforming the S&P 500 Index.

- At the end of the period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

- The outperformance of stocks to bonds contributed over 10% to the performance of the Fund when compared with the neutral benchmark allocation.

WHILE INVESTORS HAVE USED MANY TERMS TO DESCRIBE THE PAST 12 MONTHS, TURBULENT OR THANKFUL LIKELY TOPS THE LIST.

The U.S. economic tailspin of 2008 carried through into early 2009, and investors were running out of places to hide. U.S. Treasury securities had previously rallied to unprecedentedly low yields, and money market funds were paying close to 0% interest. Stocks continued to struggle, as returns for the S&P 500 Index declined for five consecutive quarters as of the end of 2008. Investor confidence continued to erode as more evidence of PONZI schemes and fraud surfaced, along with increases in bank seizures and bankruptcy filings. A new round of fiscal stimulus was passed by the Obama administration, but it would take time for that to work its way into the system. At one point, the U.S. government owned 36% of Citigroup, and there seemed to be no support in sight as the S&P 500 Index was down over 23% year to date as of March 8, 2009.

The adage states that "the darkest hour is just before dawn," and this certainly seemed to be true just prior to Treasury Secretary Tim Geithner announcing his plan on March 9, 2009, to use U.S. Treasury monies for purchasing troubled securities from banks. The plan aimed to create liquidity and thaw the frozen credit markets that had brought the economy to a near standstill. Domestic and international markets immediately seemed to respond positively to the plan. There was a renewed sense of hope that the worst of the downturn had passed as we continued to move through 2009. Investors slowly gained enough confidence to come back into the equity market as the economy began to show signs of improvement. Government programs such as "Cash for Clunkers," federal mortgage loan modification assistance, and the tax credit for first-time home buyers were enacted in an effort to fortify areas of the economy that were still struggling.

----------
(4.) The chart compares the performance of the Wells Fargo Advantage VT Asset
     Allocation Fund for the most recent ten years of the Fund with the Asset Allocation Composite Index, S&P 500 Index and the Barclays Capital 20+ Year U.S. Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                  8 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

SECTOR DISTRIBUTION (5)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Consumer Staples              (5%)
Energy                       (12%)
Financials                   (15%)
Health Care                   (6%)
Industrials                   (7%)
Information Technology        (6%)
Materials                     (2%)
Telecommunication Services    (4%)
U.S. Treasury Securities     (33%)
Utilities                     (4%)
Consumer Discretionary        (6%)

The recovery was confirmed in September 2009 when Federal Reserve Chairman Ben Bernanke was quoted saying the recession was "very likely over," as consumers showed some of the first tangible signs of spending again. Banks began to repay their government aid from the Troubled Asset Relief Program (TARP), and positive trends from forward-looking indicators, such as rising industrial production and declining initial jobless claims, solidified the thinking that the economy was on the mend. In the end, the S&P 500 Index returned 26.46% for 2009 with all ten sectors contributing positively. In contrast, the U.S. Treasury intermediate and long-term bonds produced negative returns for 2009, as measured by the Barclay's Capital Treasury indices for these time periods.

The Fund invests a neutral allocation in the underlying portfolio of 60% stocks and 40% bonds and employs futures contracts to tactically make adjustments to that allocation. The Tactical Asset Allocation (TAA) Model shifted to its maximum overweight equity position in late 2007, and we maintained that effective allocation of 85% stocks and 15% bonds throughout 2009. As confidence in the economic rebound expanded, investors reallocated their portfolios away from the safety of bonds and back into equities. The outperformance of stocks to bonds contributed over 10% to the performance of the Fund when compared with to the neutral benchmark allocation.

TEN LARGEST PORTFOLIO HOLDINGS(6)
(AS OF DECEMBER 31, 2009)

US Treasury Bond, 4.50%, 08/15/2039   6.05%
US Treasury Bond, 4.25%, 05/15/2039   5.12%
US Treasury Bond, 4.50%, 02/15/2039   3.83%
US Treasury Bond, 3.50%, 02/15/2039   3.23%
US Treasury Bond, 4.50%, 05/15/2038   3.16%
US Treasury Bond, 6.25%, 05/15/2030   2.83%
US Treasury Bond, 5.38%, 02/15/2031   2.53%
US Treasury Bond, 4.38%, 11/15/2039   2.50%
US Treasury Bond, 5.00%, 05/15/2037   2.42%
US Treasury Bond, 4.38%, 02/15/2038   2.31%

THERE WERE NO CHANGES TO THE FUND'S TACTICAL ALLOCATION.

There were changes to the underlying indices, and we made those adjustments congruently with the S&P 500 Index and the Barclays Capital 20+ Treasury Index throughout the year.

THE TAA MODEL CONTINUES TO FAVOR STOCKS RELATIVE TO BONDS.

We believe that the increasing net export of U.S. goods and the fiscal stimulus put forth by the Bush and Obama administrations will continue to support economic growth and stock valuations. Interest rates are very low across the yield curve, and given the inverse relationship to bond prices, we currently see fixed-income as being more at-risk than stocks. Given the current environment, we will remain overweight stocks until the relative valuation between stocks and bonds returns to historical norms.

----------
(5.) Sector distribution is subject to change and is calculated based on total investments of the Fund, excluding cash equivalents and collateral for securities lending.

(6.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                  Wells Fargo Advantage Variable Trust Funds 9


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                                             Expense Ratio
                                                                                           -----------------
                                                   6 Months*   1 Year   5 Year   10 Year   Gross(7)   Net(8)
                                                   ---------   ------   ------   -------   --------   ------
VT Asset Allocation Fund                             17.93      15.46    0.72      1.26      1.07%     1.00%
S&P 500 Index(1)                                     22.59      26.46    0.42     (0.95)
Barclays Capital 20+ Year U.S. Treasury Index(2)     (2.66)    (21.40)   4.87      7.56
Asset Allocation Composite Index(3)                  11.98       5.34    2.76      2.97

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(7.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(8.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 10 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 1, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                          1 YEAR
----                          ------
VT C&B Large Cap Value Fund    28.90%
Russell 1000 Value Index(1)    19.69%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST C&B LARGE CAP VALUE FUND ARE 1.00% AND 1.33%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                     ADVANTAGE VT
                    C&B LARGE CAP        RUSSELL 1000
                     VALUE FUND          VALUE INDEX
 12/31/1999            10,000              10,000
  1/31/2000             9,740               9,674
  2/29/2000             9,285               8,955
  3/31/2000            10,119              10,048
  4/30/2000             9,891               9,931
  5/31/2000            10,032              10,035
  6/30/2000             9,756               9,577
  7/31/2000             9,920               9,697
  8/31/2000            10,627              10,236
  9/30/2000            10,455              10,330
 10/31/2000            10,705              10,584
 11/30/2000            10,150              10,191
 12/31/2000            10,578              10,701
  1/31/2001            10,764              10,743
  2/28/2001            10,448              10,444
  3/31/2001            10,036              10,075
  4/30/2001            10,605              10,569
  5/31/2001            10,769              10,806
  6/30/2001            10,467              10,566
  7/31/2001            10,423              10,544
  8/31/2001             9,854              10,122
  9/30/2001             9,113               9,409
 10/31/2001             9,310               9,328
 11/30/2001             9,825               9,871
 12/31/2001             9,903              10,103
  1/31/2002             9,398              10,025
  2/28/2002             9,343              10,041
  3/31/2002             9,952              10,516
  4/30/2002             9,369              10,156
  5/31/2002             9,281              10,207
  6/30/2002             8,690               9,620
  7/31/2002             7,875               8,726
  8/31/2002             7,908               8,792
  9/30/2002             6,857               7,814
 10/31/2002             7,433               8,393
 11/30/2002             7,909               8,922
 12/31/2002             7,517               8,535
  1/31/2003             7,306               8,328
  2/28/2003             7,094               8,106
  3/31/2003             7,109               8,119
  4/30/2003             7,668               8,834
  5/31/2003             8,104               9,404
  6/30/2003             8,252               9,522
  7/31/2003             8,387               9,664
  8/31/2003             8,420               9,814
  9/30/2003             8,372               9,719
 10/31/2003             8,834              10,313
 11/30/2003             8,924              10,453
 12/31/2003             9,439              11,098
  1/31/2004             9,598              11,293
  2/29/2004             9,858              11,535
  3/31/2004             9,746              11,434
  4/30/2004             9,587              11,154
  5/31/2004             9,598              11,268
  6/30/2004             9,750              11,534
  7/31/2004             9,556              11,372
  8/31/2004             9,636              11,534
  9/30/2004             9,707              11,712
 10/31/2004             9,776              11,907
 11/30/2004            10,188              12,509
 12/31/2004            10,498              12,928
  1/31/2005            10,429              12,699
  2/28/2005            10,671              13,119
  3/31/2005            10,551              12,939
  4/30/2005            10,356              12,708
  5/31/2005            10,609              13,014
  6/30/2005            10,631              13,156
  7/31/2005            10,942              13,537
  8/31/2005            10,734              13,478
  9/30/2005            10,631              13,667
 10/31/2005            10,446              13,320
 11/30/2005            10,851              13,755
 12/31/2005            10,824              13,840
  1/31/2006            11,114              14,377
  2/28/2006            11,149              14,465
  3/31/2006            11,408              14,661
  4/30/2006            11,698              15,034
  5/31/2006            11,524              14,654
  6/30/2006            11,432              14,748
  7/31/2006            11,490              15,106
  8/31/2006            11,886              15,359
  9/30/2006            12,283              15,665
 10/31/2006            12,728              16,178
 11/30/2006            13,033              16,547
 12/31/2006            13,219              16,919
  1/31/2007            13,430              17,135
  2/28/2007            13,054              16,868
  3/31/2007            13,088              17,129
  4/30/2007            13,630              17,762
  5/31/2007            13,924              18,402
  6/30/2007            13,772              17,972
  7/31/2007            13,299              17,141
  8/31/2007            13,251              17,333
  9/30/2007            13,743              17,929
 10/31/2007            13,850              17,931
 11/30/2007            13,388              17,054
 12/31/2007            13,064              16,889
  1/31/2008            12,517              16,213
  2/28/2008            11,994              15,534
  3/31/2008            12,058              15,417
  4/30/2008            12,535              16,168
  5/31/2008            12,571              16,143
  6/30/2008            11,327              14,597
  7/31/2008            11,603              14,545
  8/31/2008            11,842              14,792
  9/30/2008            11,084              13,705
 10/31/2008             8,872              11,333
 11/30/2008             8,138              10,520
 12/31/2008             8,489              10,666
  1/31/2009             7,717               9,439
  2/28/2009             6,871               8,178
  3/31/2009             7,471               8,878
  4/30/2009             8,418               9,829
  5/31/2009             8,722              10,437
  6/30/2009             8,874              10,360
  7/31/2009             9,618              11,208
  8/31/2009            10,094              11,794
  9/30/2009            10,545              12,250
 10/31/2009            10,275              11,875
 11/30/2009            10,802              12,544
 12/31/2009            10,943              12,766

----------
(1.) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT C&B
     LARGE CAP VALUE FUND for the most recent ten years of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 11


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

-    The Fund's performance was well ahead of its benchmark.

- Outperformance was attributable to the Fund's sector allocation, especially its underweight in utilities and energy securities and overweight in technology and media and services.

-    Stock selection was a minor drag.

THE U.S. STOCK MARKET DELIVERED SOLID PERFORMANCE FOR THE 12-MONTH PERIOD, AS DID THE FUND.

The Fund's relative return was well ahead of its benchmark for the period and even outperformed during the first quarter of 2009, when the market was still struggling. We were especially pleased that the Fund continued to perform well during the recovery period, when lower-quality stocks were dominating the market's recovery.

We attribute the Fund's outperformance to two factors: holdings in the Fund were skewed modestly in a relative sense toward medium-sized companies that outperformed during the period, and the Fund's sector allocations were solid contributors and even offset some of the negative stock selection impact that inevitably occurs in a low-quality, rally environment. Our bottom-up research efforts coupled with our commitment to understanding sector-specific fundamentals led us to underweight utilities and energy (dominated by big integrated oil companies). With these two groups comprising approximately 25% of the Russell 1000 Value Index and underperforming significantly, the contribution to relative performance from having limited exposure was meaningful. These underweightings were offset by overweights in economically-sensitive sectors like industrial manufacturing, consumer discretionary, and technology. Once again, through our bottom-up process during the past few years, we identified numerous attractively valued stocks of high-quality companies with average cyclicality, including NVR, Manpower, Flextronics, Illinois Tool Works, and Tyco Electronics. We consciously made these decisions and were willing to take positions in companies with economic sensitivity because we believed that they were high enough quality to withstand tough times and provided good value relative to normal levels of profitability.

SECTOR DISTRIBUTION(3)
(AS DECEMBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (16%)
Consumer Staples             (13%)
Energy                        (5%)
Financials                   (18%)
Health Care                  (12%)
Industrials                  (20%)
Information Technology       (11%)
Telecommunication Services    (3%)
Materials                     (2%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 12 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF DECEMBER 31, 2009)

American Express Company          3.52%
Omnicom Group Incorporated        3.46%
State Street Corporation          3.46%
Exxon Mobil Corporation           3.43%
Quest Diagnostics Incorporated    3.32%
Colgate-Palmolive Company         3.26%
Johnson & Johnson                 2.92%
Vodafone Group plc ADR            2.68%
Dover Corporation                 2.43%
Kohl's Corporation                2.41%

OUR BOTTOM-UP, RESEARCH INTENSIVE PROCESS PROVIDED US WITH OPPORTUNITIES TO INVEST IN QUALITY INVESTMENTS.

Beyond adding to existing holdings, we also established new positions in Axis Capital, Chevron, Chubb, Republic Services, and United Parcel Service B. To make room for these opportunities, we eliminated Dell; the company's margin recovery potential turned out to be less than what we thought it would be and we believed that it was limited by an increasingly competitive PC market combined with a less PC-centric computing world. In addition, we eliminated Old Republic (ORI) holdings to make room for Chubb, based on our view that Old Republic's upside was diminished by the changing nature of its mortgage insurance business.

WE EXPECT THE INVESTMENT ENVIRONMENT TO BECOME MORE CHALLENGING IN THE YEAR
AHEAD.

We recognize the current momentum in the market, signs of improving economic conditions, and the support provided by an accommodative Fed and expansionary fiscal policies, but we expect the investment environment to become more of a grind in 2010. With the S&P 500 Index up 65% from its March 2009 low, valuations are no longer compelling, from our perspective. Given current valuations, it appears that underlying expectations for earnings recovery are approaching, if not already at, a typically more optimistic level. With ongoing economic challenges posed by continuing systemic deleveraging, persistent unemployment, and a government that could be constrained by massive deficits, we are not convinced that near-term fundamentals are completely up to the potential pressures.

We believe that we have come to the point where underlying fundamentals matter. Going forward we envision an environment marked by ups and downs in which winners and losers are clearly distinguished by their underlying fundamental improvement relative to expectations. In such an environment, decisions made at the individual security level become especially important. Our disciplined, focused, and committed approach remains the same as we strive to meet the economic challenges before us.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 Wells Fargo Advantage Variable Trust Funds 13


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                        Expense Ratio
                                                                      -----------------
                              6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                              ---------   ------   ------   -------   --------   ------
VT C&B Large Cap Value Fund     23.31      28.90    0.83      0.90      1.33%    1.00%
Russell 1000 Value Index1       23.23      19.69   (0.25)     2.47

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 14 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                           1 YEAR
----                           ------
VT Discovery Fund              40.30%
Russell 2500 Growth Index(1)   41.66%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST DISCOVERY FUND ARE 1.15% AND 1.28%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                     WELLS FARGO
                    ADVANTAGE VT       RUSSELL 2500
                   DISCOVERY FUND      GROWTH INDEX
   12/31/1999           10,000            10,000
    1/31/2000            9,605             9,944
    2/29/2000           11,081            12,495
    3/31/2000           11,169            11,515
    4/30/2000           10,641            10,393
    5/31/2000           10,773             9,467
    6/30/2000           11,178            10,719
    7/31/2000           11,415             9,841
    8/31/2000           11,722            11,123
    9/30/2000           11,125            10,404
   10/31/2000           10,589             9,761
   11/30/2000            9,719             7,901
   12/31/2000           10,439             8,391
    1/31/2001           11,142             8,934
    2/28/2001           10,404             7,556
    3/31/2001           10,132             6,720
    4/30/2001           11,151             7,744
    5/31/2001           11,097             7,968
    6/30/2001           11,455             8,149
    7/31/2001           10,824             7,548
    8/31/2001           10,308             7,046
    9/30/2001            9,255             5,943
   10/31/2001            9,876             6,529
   11/30/2001           10,413             7,093
   12/31/2001           10,866             7,482
    1/31/2002           10,834             7,162
    2/28/2002           10,645             6,720
    3/31/2002           11,350             7,261
    4/30/2002           11,024             7,020
    5/31/2002           10,971             6,666
    6/30/2002           10,371             6,053
    7/31/2002            9,623             5,301
    8/31/2002            9,623             5,300
    9/30/2002            9,076             4,899
   10/31/2002            9,592             5,181
   11/30/2002           10,087             5,663
   12/31/2002            9,560             5,305
    1/31/2003            9,286             5,189
    2/28/2003            9,276             5,068
    3/31/2003            9,392             5,135
    4/30/2003           10,044             5,583
    5/31/2003           10,771             6,175
    6/30/2003           10,813             6,302
    7/31/2003           11,592             6,722
    8/31/2003           12,361             7,082
    9/30/2003           11,950             6,930
   10/31/2003           13,003             7,500
   11/30/2003           13,193             7,754
   12/31/2003           13,329             7,762
    1/31/2004           13,814             8,086
    2/29/2004           14,119             8,161
    3/31/2004           13,961             8,189
    4/30/2004           13,393             7,842
    5/31/2004           13,677             8,005
    6/30/2004           14,067             8,200
    7/31/2004           12,950             7,559
    8/31/2004           12,477             7,407
    9/30/2004           13,414             7,741
   10/31/2004           13,919             7,960
   11/30/2004           14,983             8,488
   12/31/2004           15,425             8,895
    1/31/2005           14,782             8,581
    2/28/2005           14,814             8,752
    3/31/2005           14,460             8,510
    4/30/2005           13,510             8,050
    5/31/2005           14,721             8,586
    6/30/2005           15,303             8,812
    7/31/2005           16,258             9,385
    8/31/2005           16,212             9,277
    9/30/2005           16,654             9,367
   10/31/2005           15,816             9,061
   11/30/2005           16,444             9,567
   12/31/2005           16,701             9,622
    1/31/2006           17,982            10,350
    2/28/2006           17,970            10,319
    3/31/2006           18,518            10,759
    4/30/2006           18,890            10,792
    5/31/2006           17,574            10,149
    6/30/2006           17,784            10,100
    7/31/2006           17,097             9,609
    8/31/2006           17,539             9,839
    9/30/2006           17,679             9,979
   10/31/2006           18,436            10,471
   11/30/2006           19,275            10,827
   12/31/2006           19,146            10,802
    1/31/2007           19,892            11,145
    2/28/2007           19,857            11,140
    3/31/2007           20,323            11,238
    4/30/2007           20,695            11,583
    5/31/2007           22,128            12,139
    6/30/2007           22,233            12,023
    7/31/2007           22,046            11,519
    8/31/2007           22,349            11,696
    9/30/2007           23,770            12,102
   10/31/2007           24,504            12,603
   11/30/2007           23,129            11,859
   12/31/2007           23,421            11,849
    1/31/2008           20,777            10,883
    2/28/2008           20,113            10,665
    3/31/2008           19,426            10,535
    4/30/2008           21,394            11,170
    5/31/2008           23,490            11,759
    6/30/2008           22,850            10,917
    7/31/2008           22,105            10,878
    8/31/2008           22,035            11,061
    9/30/2008           18,681             9,597
   10/31/2008           14,872             7,435
   11/30/2008           12,729             6,597
   12/31/2008           13,032             6,931
    1/31/2009           12,368             6,514
    2/28/2009           11,530             5,950
    3/31/2009           12,590             6,517
    4/30/2009           13,766             7,487
    5/31/2009           14,313             7,756
    6/30/2009           14,418             7,937
    7/31/2009           15,816             8,554
    8/31/2009           15,990             8,728
    9/30/2009           17,050             9,300
   10/31/2009           16,095             8,789
   11/30/2009           16,934             9,115
   12/31/2009           18,285             9,818

----------
(1.) The Russell 2500 Growth Index measures the performance of those Russell
     2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT
     DISCOVERY FUND for the most recent ten years of the Fund with the Russell 2500 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 15


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Despite our solid returns for the 12-month period, the Fund slightly underperformed its benchmark, with health care and consumer staples stocks creating the biggest headwinds.

- In our opinion, the monetary policies of central banks from around the world--in response to the global recession--circumvented a potential economic depression. Consequently, investor appetite for riskieR assets returned and capital markets began to show signs of recovery in March 2009; this scenario continued throughout the remainder of the 12-month period.

- We remain faithful to our growth investing principles of bottom-up stock selection and to maintaining a healthy balance between risk and return.

AVERTING A DEPRESSION SCENARIO WITH A COORDINATED WORLDWIDE GOVERNMENT STIMULUS, EQUITY MARKETS REGAINED THEIR FOOTING AND VALUATIONS RETURNED TO WHAT WE BELIEVED TO BE HISTORICAL NORMS.

Wave after wave of storm fronts followed the failure of Lehman Brothers in the fall of 2008 with plunging home values, frozen credit markets, and gusts of investor panic that led to continued weakness in the capital markets through the first part of 2009. Stinging from the losses of 2008 and fearful of missing a rally, investors welcomed the pronouncement of "green shoots" in the spring of 2009, prompting a rally in high-risk, speculative assets that was the most extreme that we have seen since late 2001. As the second quarter of 2009 matured, evidence grew that the "green shoots" rally may have gotten ahead of itself. We didn't see much in the way of fundamentals to back the rally beyond restocking depressed inventories. Investors grew weary of the idea that "less bad" economic data could continue to be taken as good news and the market took a breather. Then, by the end of summer 2009, as companies reported quarterly earnings, corporate cost cutting and tight expense control emerged as the dominant driver of results. In combination with the pronouncement by the Fed that the recession was officially over, valuations returning to normalized levels drove the markets higher toward the end of the 12-month period.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF DECEMBER 31, 2009)

SBA Communications Corporation Class A   3.30%
Equinix Incorporated                     2.84%
Concho Resources Incorporated            2.68%
Veeco Instruments Incorporated           2.66%
NetLogic Microsystems Incorporated       2.64%
F5 Networks Incorporated                 2.09%
Neutral Tandem Incorporation             2.08%
LHC Group Incorporated                   2.07%
Micron Technology Incorporated           2.03%
Priceline.com Incorporated               2.01%

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 16 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

In our view, cost cutting alone cannot sustain equity returns indefinitely. Instead, we believe that a return to revenue growth is needed in order to fuel further upside to the equity markets. In looking for revenue growth, our bottom-up "Surround the Company" research process unveiled several prospects across different industry sectors to allow us to position the Fund in those stocks that we believe can grow beyond cost cutting. For example, delayed corporate spending on technology has created pent-up demand and unit growth potential. In addition, continued smart-phone penetration within the mobile-phone market will likely drive revenue growth across several different companies from the smart-phone manufacturers to the towers that carry the signals. Despite concerns about the overall health of the U.S. consumer, there are companies that can generate revenue growth either by creating value for the consumer or by tapping into previously untapped markets. At the close of the 12-month period, the Fund was overweight in information technology, energy, and telecommunications, while health care, materials, and consumer staples were underweight.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Telecommunication Services    (7%)
Consumer Discretionary       (24%)
Consumer Staples              (3%)
Energy                        (8%)
Financials                    (6%)
Health Care                  (12%)
Industrials                  (13%)
Information Technology       (27%)




STOCK SELECTION WAS DIFFICULT DURING THE VOLATILITY IN THE MARKET OVER THE PAST 12 MONTHS.

Health care and consumer staples detracted from Fund performance. Difficult stock selection in an uncertain political environment impacted results in the health care sector. Health care reform continues to cloud the investment landscape, but it was stock selection that was challenging. For instance, Icon plc, a contract research organization, suffered declines after concerns about a shrinking customer base emerged when two large pharmaceutical mergers were announced. The stock was sold from the portfolio with the heightened risk of customer concentration.

The consumer staples sector also created a drag on performance. Concerns about access to financing during the credit crisis and unfavorable foreign exchange translation impacted shares of Central European Distribution Corp., a spirits distributor. In addition, holdings in Flowers Foods Inc. also experienced a decline as commodity prices weakened, stirring fears of pricing pressure for their products.

DESPITE THE CHALLENGES IN THE RECENT PAST, WE ARE STAYING WITH OUR DISCIPLINE AND ARE UPBEAT ABOUT THE OPPORTUNITIES WE ARE CURRENTLY FINDING.

Perhaps now more than ever, we are convinced of the importance of sticking with our investing principles. During our two decades of working as an investment team, we have found it is often at the point of maximum stress that conditions

----------
(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 17


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

begin to change. True to form, market activity during the end of the summer marked an inflection point that continued through the end of the year and has us optimistic about the future. Moreover, we have spent extensive time critiquing our process and have implemented some promising enhancements.

We believe that the market transitioned to a new, more rational phase. The gravitational force linking stock prices to company fundamentals gained strength with each earnings report in the second half of the 12-month period. With proactive stimulus policies in place and economic collapse averted, investors are slowly regaining focus on what ultimately drives stock prices: earnings growth. The initial surge in domestic cyclicals with questionable fundamentals--such as retailers, banks, casinos, and hotels--has surrendered to new leadership from companies with secular growth drivers. We are finding broader and more exciting opportunities from industries like technology, global infrastructure, alternative energy, materials, and telecommunications. Following our "Surround the Company" approach, we believe that many of these companies are poised to report strong results. Recognizing the improving fundamentals and sentiment, we have increased our risk allocations to "developing situations" and "valuation opportunities" in the Fund's portfolio construction.

                  18 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                         Expense Ratio
                                                                       -----------------
                               6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                               ---------   ------   ------   -------   --------   ------
VT Discovery Fund                26.82      40.30    3.46      6.22      1.28%     1.15%
Russell 2500 Growth Index(1)     23.70      41.66    2.00     (0.18)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  20 Wells Fargo Advantage Variable Trust Funds


                                              PERFORMANCE HIGHLIGHTS (UNAUDITED)

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornberg

FUND INCEPTION

May 6, 1996

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                          1 YEAR
----                          ------
VT Equity Income Fund         16.86%
Russell 1000 Value Index(1)   19.69%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST EQUITY INCOME FUND ARE 1.00% AND 1.15%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                               (PERFORMANCE GRAPH)

                         WELLS FARGO
                         ADVANTAGE VT          RUSSELL 1000
                      EQUITY INCOME FUND        VALUE INDEX
 12/31/1999                 10,000                10,000
  1/31/2000                  9,485                 9,674
  2/29/2000                  8,754                 8,955
  3/31/2000                  9,627                10,048
  4/30/2000                  9,609                 9,931
  5/31/2000                  9,779                10,035
  6/30/2000                  9,547                 9,577
  7/31/2000                  9,370                 9,697
  8/31/2000                  9,892                10,236
  9/30/2000                  9,793                10,330
 10/31/2000                 10,069                10,584
 11/30/2000                  9,727                10,191
 12/31/2000                 10,233                10,701
  1/31/2001                 10,209                10,743
  2/28/2001                  9,915                10,444
  3/31/2001                  9,364                10,075
  4/30/2001                  9,998                10,569
  5/31/2001                 10,185                10,806
  6/30/2001                  9,889                10,566
  7/31/2001                  9,792                10,544
  8/31/2001                  9,584                10,122
  9/30/2001                  8,974                 9,409
 10/31/2001                  9,080                 9,328
 11/30/2001                  9,571                 9,871
 12/31/2001                  9,679                10,103
  1/31/2002                  9,536                10,025
  2/28/2002                  9,605                10,041
  3/31/2002                  9,935                10,516
  4/30/2002                  9,609                10,156
  5/31/2002                  9,603                10,207
  6/30/2002                  9,090                 9,620
  7/31/2002                  8,262                 8,726
  8/31/2002                  8,318                 8,792
  9/30/2002                  7,218                 7,814
 10/31/2002                  7,760                 8,393
 11/30/2002                  8,246                 8,922
 12/31/2002                  7,815                 8,535
  1/31/2003                  7,612                 8,328
  2/28/2003                  7,384                 8,106
  3/31/2003                  7,404                 8,119
  4/30/2003                  8,003                 8,834
  5/31/2003                  8,461                 9,404
  6/30/2003                  8,624                 9,522
  7/31/2003                  8,779                 9,664
  8/31/2003                  8,818                 9,814
  9/30/2003                  8,769                 9,719
 10/31/2003                  9,229                10,313
 11/30/2003                  9,328                10,453
 12/31/2003                  9,863                11,098
  1/31/2004                 10,029                11,293
  2/29/2004                 10,286                11,535
  3/31/2004                 10,172                11,434
  4/30/2004                 10,013                11,154
  5/31/2004                 10,027                11,268
  6/30/2004                 10,177                11,534
  7/31/2004                  9,971                11,372
  8/31/2004                 10,057                11,534
  9/30/2004                 10,142                11,712
 10/31/2004                 10,215                11,907
 11/30/2004                 10,642                12,509
 12/31/2004                 10,956                12,928
  1/31/2005                 10,896                12,699
  2/28/2005                 11,231                13,119
  3/31/2005                 11,014                12,939
  4/30/2005                 10,805                12,708
  5/31/2005                 11,088                13,014
  6/30/2005                 11,055                13,156
  7/31/2005                 11,393                13,537
  8/31/2005                 11,319                13,478
  9/30/2005                 11,448                13,667
 10/31/2005                 11,272                13,320
 11/30/2005                 11,604                13,755
 12/31/2005                 11,545                13,840
  1/31/2006                 11,709                14,377
  2/28/2006                 11,784                14,465
  3/31/2006                 11,858                14,661
  4/30/2006                 12,179                15,034
  5/31/2006                 11,851                14,654
  6/30/2006                 11,873                14,748
  7/31/2006                 12,122                15,106
  8/31/2006                 12,411                15,359
  9/30/2006                 12,697                15,665
 10/31/2006                 13,104                16,178
 11/30/2006                 13,353                16,547
 12/31/2006                 13,687                16,919
  1/31/2007                 13,736                17,135
  2/28/2007                 13,479                16,868
  3/31/2007                 13,675                17,129
  4/30/2007                 14,210                17,762
  5/31/2007                 14,704                18,402
  6/30/2007                 14,407                17,972
  7/31/2007                 13,869                17,141
  8/31/2007                 14,122                17,333
  9/30/2007                 14,669                17,929
 10/31/2007                 14,736                17,931
 11/30/2007                 14,198                17,054
 12/31/2007                 14,070                16,889
  1/31/2008                 13,387                16,213
  2/28/2008                 12,884                15,534
  3/31/2008                 12,768                15,417
  4/30/2008                 13,281                16,168
  5/31/2008                 13,281                16,143
  6/30/2008                 12,068                14,597
  7/31/2008                 11,994                14,545
  8/31/2008                 12,128                14,792
  9/30/2008                 11,247                13,705
 10/31/2008                  9,386                11,333
 11/30/2008                  8,882                10,520
 12/31/2008                  8,939                10,666
  1/31/2009                  8,070                 9,439
  2/28/2009                  7,075                 8,178
  3/31/2009                  7,771                 8,878
  4/30/2009                  8,391                 9,829
  5/31/2009                  8,801                10,437
  6/30/2009                  8,794                10,360
  7/31/2009                  9,408                11,208
  8/31/2009                  9,856                11,794
  9/30/2009                 10,052                12,250
 10/31/2009                  9,896                11,875
 11/30/2009                 10,393                12,544
 12/31/2009                 10,446                12,766

----------
(1.) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT EQUITY
     INCOME FUND for the most recent ten years of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 21


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's underperformance was attributed, in part, to its more defensive holdings in telecommunications, utilities, and energy.

- Consumer discretionary holdings, Fortune Brands and McDonald's, experienced only modest gains for the year and hindered Fund performance on a relative basis, while Target was a strong performer for the Fund. In health care, Abbott Laboratories' low single-digit return was detrimental to Fund performance even as the company delivered on 12% earnings growth.

- We're hopeful that our emphasis on higher-quality, large-capitalization companies will become more attractive to investors as riskier stocks and bonds struggle under what we believe will be a slow recovery, given high unemployment, dependency on government stimulus programs, and sluggish economic growth.

WE'RE KEEPING THE MARKET RALLY OF 2009 IN PERSPECTIVE.

U.S. stocks closed out a tumultuous and remarkable 2009 as equities ranged from posting significant losses early in the year only to recover and generate one of the best annual returns in over five years. After the S&P 500 fell to a 12-year low in March 2009, the index rallied almost 65% to close the year with an impressive 26.5% positive total return. Stocks climbed out of a deep hole as the Federal Reserve kept short-term rates near zero and governments around the world applied significant stimulus programs to jump-start recovery from the first global recession since World War II.

While the market rally provided a much-needed boost in investor confidence, the S&P 500 Index is still hovering around 1999 levels, resulting in the last ten years being dubbed the "lost decade" for stocks. The S&P 500 finished 2009 more than 25% below the record highs reached in October 2007. From October 2007 to March 2009, under what was perceived as a depression-like scenario, the broad stock market declined by more than 60%. Yet by spring 2009 some investors began to sense a recovery in the economy and the financial markets, confidence once again stirred on Wall Street, and the ensuing stock market rally paved the way to renewed optimism as we entered 2010.

                  22 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF DECEMBER 31, 2009)

Exxon Mobil Corporation                4.57%
JPMorgan Chase & Company               4.56%
Chevron Corporation                    4.40%
ConocoPhillips                         3.28%
AT&T Incorporated                      3.08%
Bank of America Corporation            2.70%
FPL Group Incorporated                 2.65%
Target Corporation                     2.63%
US Bancorp                             2.61%
The Travelers Companies Incorporated   2.59%

WE NOTED A WIDE DIVERGENCE IN SECTOR RETURNS FOR THE 12-MONTH PERIOD.

Leading the Fund's technology group performance was IBM, which advanced 58% as earnings continued to exceed expectations during a very difficult 12-month period, while boasting its seventh consecutive year of earnings increases. Other technology holdings that exceeded 40% gains for the year included Cisco Systems, Hewlett-Packard, Intel, and Microsoft. Nokia was the one holding in the group that recorded a negative return for the 12-month period. Strong Fund returns in the materials sector were led by Air Products & Chemicals and Rohm & Haas. Rohm & Haas was bought out by Dow Chemical for cash early in the period, while Air Products rallied on expectations that the company would likely be an early beneficiary of renewed economic growth. Although energy giant ExxonMobil had a tough year, several Fund holdings in the sector did well and contributed to Fund performance; Halliburton and Chesapeake Energy both climbed in excess of 60% on beliefs that solid earnings growth would return in 2010 after reporting large declines in 2009.

Following the tremendous broad market sell-off of most financial stocks, Fund holdings in the sector recorded a very respectable 16.5% return for the year. Financial holdings American Express, Ameriprise Financial, and Prudential Financial all delivered strong performance as investors realized that these companies would survive the financial meltdown, and could even generate solid operating returns once consumers and the economy rebounded from stalled spending levels. The Fund's largest financial holding, JPMorgan Chase, also had a solid year as the company's balance sheet proved to be one of the strongest in the industry.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Telecommunication Services    (5%)
Utilities                     (6%)
Consumer Discretionary        (9%)
Consumer Staples              (7%)
Energy                       (18%)
Financials                   (24%)
Health Care                   (9%)
Industrials                  (10%)
Information Technology        (9%)
Materials                     (3%)

Consumer discretionary stocks enjoyed a particularly good year in anticipation of a return to earnings growth in 2010. While Fund holdings in the sector performed well, the returns did trail the benchmark. Both Fortune Brands and McDonald's experienced only modest gains for the year and hindered Fund performance on a relative basis, while Target

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 23


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

was a strong performer for the Fund. In health care, Abbott Laboratories' low single-digit return was detrimental to Fund performance even as the company delivered on 12% earnings growth. Florida utility company FPL Group only managed to break even for the period as earnings growth slowed due to the economic impact experienced in the state. As the largest wind power producer in the country, FPL is expected to deliver solid double-digit earnings growth in 2010.

AS THE ECONOMIC OUTLOOK SHOWED SIGNS OF IMPROVEMENT, WE RETURNED TO THE DEPRESSED CONSUMER DISCRETIONARY SECTOR WHERE THREE NEW STOCKS WERE ADDED TO THE FUND.

New positions in Best Buy, Home Depot, and VF Corp. were initiated as these high-quality market leaders appeared to be set for a solid earnings recovery. Likewise, slower growth companies in consumer staples, namely Kraft Foods and Philip Morris International, were sold. Due to potential controversial changes in the domestic health care system, we reduced the Fund's sector weighting to adjust for the increased potential for risk.

IF CORPORATE AMERICA CAN GENERATE THE LEVEL OF PROFITS MANY PROFESSIONALS ARE ANTICIPATING, THEN WE BELIEVE THAT THE U.S. STOCK MARKET COULD ACHIEVE ANOTHER GOOD YEAR OF INVESTMENT RETURNS.

Risk tolerance once again returned to the financial markets in 2009 as evidenced by the strong returns generated by higher-risk, lower-quality securities such as small-to mid- capitalization stocks, high-yield bonds, and junk bonds. Once the panic and flight-to-quality demand weakened, U.S. Treasury notes and bonds experienced the lowest investment returns in 40 years. By most measures, the domestic economy turned from recession to recovery by the second half of 2009. The pace of this economic recovery is still unknown, particularly given the high unemployment rate, the magnitude of current government stimulus programs, and the longevity of economic growth. In our opinion, consumer spending and the housing market remain key ingredients to the success of any recovery. We remain optimistic that slower consumer spending can be compensated for by healthier business investment, government spending, and rising net exports in this cycle.

                  24 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                        Expense Ratio
                                                                      -----------------
                              6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                              ---------   ------   ------   -------   --------   ------
VT Equity Income Fund           18.79     16.86    (0.95)     0.44      1.15%     1.00%
Russell 1000 Value Index(1)     23.23     19.69    (0.25)     2.47

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  26 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management
Company, LLC

PORTFOLIO MANAGER

Francis Claro

FUND INCEPTION

July 3, 2000

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                         1 YEAR
----                         ------
VT International Core Fund   12.66%
MSCI EAFE Index(1)           31.78%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST INTERNATIONAL CORE FUND ARE 1.00% AND 1.64%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                               (PERFORMANCE GRAPH)

                        WELLS FARGO
                       ADVANTAGE VT
                       INTERNATIONAL             MSCI EAFE
                        CORE FUND                 INDEX
    7/3/2000               $10,000               $10,000
   7/31/2000                $9,670                $9,503
   8/31/2000                $9,870                $9,585
   9/30/2000                $9,280                $9,119
  10/31/2000                $9,150                $8,903
  11/30/2000                $8,650                $8,569
  12/31/2000                $8,967                $8,874
   1/31/2001                $9,187                $8,869
   2/28/2001                $8,465                $8,205
   3/31/2001                $7,914                $7,658
   4/30/2001                $8,315                $8,190
   5/31/2001                $8,255                $7,901
   6/30/2001                $8,024                $7,578
   7/31/2001                $7,813                $7,440
   8/31/2001                $7,594                $7,251
   9/30/2001                $6,882                $6,517
  10/31/2001                $7,113                $6,684
  11/30/2001                $7,374                $6,930
  12/31/2001                $7,524                $6,971
   1/31/2002                $7,193                $6,601
   2/28/2002                $7,083                $6,647
   3/31/2002                $7,424                $7,007
   4/30/2002                $7,424                $7,053
   5/31/2002                $7,313                $7,142
   6/30/2002                $6,996                $6,858
   7/31/2002                $6,282                $6,181
   8/31/2002                $6,232                $6,167
   9/30/2002                $5,508                $5,505
  10/31/2002                $5,770                $5,801
  11/30/2002                $6,071                $6,064
  12/31/2002                $5,800                $5,860
   1/31/2003                $5,538                $5,615
   2/28/2003                $5,398                $5,486
   3/31/2003                $5,297                $5,379
   4/30/2003                $5,770                $5,906
   5/31/2003                $6,111                $6,264
   6/30/2003                $6,192                $6,415
   7/31/2003                $6,273                $6,570
   8/31/2003                $6,444                $6,729
   9/30/2003                $6,585                $6,936
  10/31/2003                $6,989                $7,369
  11/30/2003                $7,150                $7,533
  12/31/2003                $7,624                $8,121
   1/31/2004                $7,634                $8,236
   2/29/2004                $7,725                $8,426
   3/31/2004                $7,745                $8,473
   4/30/2004                $7,483                $8,282
   5/31/2004                $7,483                $8,310
   6/30/2004                $7,584                $8,492
   7/31/2004                $7,318                $8,216
   8/31/2004                $7,307                $8,252
   9/30/2004                $7,439                $8,468
  10/31/2004                $7,621                $8,757
  11/30/2004                $8,076                $9,355
  12/31/2004                $8,359                $9,765
   1/31/2005                $8,217                $9,586
   2/28/2005                $8,601               $10,000
   3/31/2005                $8,359                $9,749
   4/30/2005                $8,177                $9,520
   5/31/2005                $8,156                $9,525
   6/30/2005                $8,278                $9,651
   7/31/2005                $8,557                $9,947
   8/31/2005                $8,755               $10,198
   9/30/2005                $8,953               $10,652
  10/31/2005                $8,692               $10,341
  11/30/2005                $8,765               $10,594
  12/31/2005                $9,167               $11,087
   1/31/2006                $9,749               $11,768
   2/28/2006                $9,643               $11,742
   3/31/2006                $9,950               $12,129
   4/30/2006               $10,363               $12,708
   5/31/2006                $9,876               $12,215
   6/30/2006                $9,887               $12,214
   7/31/2006                $9,961               $12,335
   8/31/2006               $10,270               $12,674
   9/30/2006               $10,281               $12,694
  10/31/2006               $10,624               $13,187
  11/30/2006               $10,889               $13,581
  12/31/2006               $11,074               $14,008
   1/31/2007               $11,209               $14,102
   2/28/2007               $11,333               $14,216
   3/31/2007               $11,579               $14,579
   4/30/2007               $11,961               $15,226
   5/31/2007               $12,331               $15,493
   6/30/2007               $12,499               $15,512
   7/31/2007               $12,164               $15,284
   8/31/2007               $12,032               $15,045
   9/30/2007               $12,802               $15,850
  10/31/2007               $13,332               $16,473
  11/30/2007               $12,790               $15,931
  12/31/2007               $12,477               $15,572
   1/31/2008               $11,345               $14,134
   2/28/2008               $11,333               $14,336
   3/31/2008               $11,237               $14,185
   4/30/2008               $11,875               $14,955
   5/31/2008               $12,104               $15,101
   6/30/2008               $11,128               $13,866
   7/31/2008               $10,599               $13,421
   8/31/2008               $10,140               $12,877
   9/30/2008                $8,746               $11,015
  10/31/2008                $7,030                $8,792
  11/30/2008                $6,586                $8,317
  12/31/2008                $7,061                $8,817
   1/31/2009                $6,203                $7,952
   2/28/2009                $5,591                $7,136
   3/31/2009                $5,836                $7,588
   4/30/2009                $6,188                $8,560
   5/31/2009                $6,862                $9,573
   6/30/2009                $6,617                $9,518
   7/31/2009                $7,243               $10,387
   8/31/2009                $7,449               $10,952
   9/30/2009                $7,797               $11,371
  10/31/2009                $7,480               $11,229
  11/30/2009                $7,749               $11,454
  12/31/2009                $7,955               $11,619

----------
(1.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT
     INTERNATIONAL CORE FUND for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 27


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's underperformance of its benchmark was attributable in large part to the period from early March to the end of June. By early March, we had positioned the portfolio to potentially withstand the extreme negative fundamentals, both economic and corporate. We emphasized strength of balance sheets and free cash flow yields. At the market inflection point, we were underweight the financials sector, particularly in the problem-plagued banking industry; utilities, because of the sharp reduction in demand and in pricing power; and consumer discretionary, reflecting the fall in consumer spending.

- When the markets dramatically changed direction on March 9, we had little exposure to the lower-quality companies that rose sharply, and performance lagged until the end of June.

- As the year progressed, we began to see confirmation of improving fundamentals, and we increased the Fund's exposure to more economically sensitive holdings. In the third quarter, there was a strong improvement in performance relative to the benchmark, and the fund closely tracked the index in the fourth quarter.

2009 WAS AN UNPRECEDENTED YEAR IN THE MARKETS.

2009 was a year of exceptional, abnormal and even some record breaking market movements. Early in the year, global economies continued to stumble, with equity markets following in lock-step, reflecting the weak fundamentals facing most companies--those in the banking industry in particular. A total collapse of the banking system and a slide into deeper recession were avoided by global government actions. These actions provided both economic and corporate stimulus, leading to gradually improving fundamentals and to renewed optimism for investors that the worst was over. Markets continued their upward trend in the second half of the year.

COUNTRY ALLOCATION(3)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

United States                  (2%)
Eastern Asia                   (5%)
Japan                         (15%)
Australia                      (3%)
Canada                         (6%)
Continental Europe            (42%)
Latin America and Caribbean    (1%)
Russia                         (2%)
Scandinavia                    (3%)
United Kingdom                 (21%)

WE MADE SIGNIFICANT STRATEGIC CHANGES IN RESPONSE TO IMPROVING MARKET
CONDITIONS.

We made significant changes to the Fund during the reporting period. Overweights in the more defensive telecommunication services and health care sectors were moved to underweights, and the utilities sector was furthered lightened. These shifts resulted in meaningful increases in industrials, information technology
(IT), materials and consumer discretionary. In financials,

----------
(3.) Country allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                  28 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

we switched some exposure as we went through the year from companies with stronger balance sheets--such as reinsurer Munich Reinsurance and stock exchange Deutsche Boerse--back to some banks, such as HSBC and Barclays. In industrials, we added to a number of temporary employment companies in a number of countries. These included Hays in the United Kingdom and Randstad and USG People in the Netherlands. This industry is often a leading economic indicator, as employers tend to add temporary workers at the early stages of a recovery, and the improving outlook for employment pushed the stocks upward. Our increase in IT included a number of Chinese holdings, the largest of which were SINA, the online advertising leader, and Baidu, the Internet search engine. Other increases included Elpida Memory, the Japanese leader in DRAM, and Nippon Electric Glass, the Japanese maker of glass for LCD panels. Nippon Electric Glass benefited from increased demand for LCDs, especially from China, which provided incentives for consumers to upgrade from their cathode-ray tube sets.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF DECEMBER 31, 2009)

Randstad Holdings NV                 2.42%
Sina Corporation                     1.95%
HSBC Holdings plc                    1.90%
Daimler AG                           1.80%
Sumitomo Heavy Industries Limited    1.78%
Nestle SA                            1.74%
Rio Tinto plc                        1.71%
Canadian Natural Resources Limited   1.70%
Swatch Group AG Class B              1.69%
BP plc                               1.65%

These changes enabled the fund to more fully participate in the market strength of the latter quarters. Over the period, the strongest contributions came from our underweight to utilities. IT also helped with strong performance from SINA, Baidu and Elpida Memory. The largest detractions stemmed from stock selection in the financials sector, which rallied sharply from the March period, and from our overweight in telecommunication services.

A CONTINUED ACCOMMODATIVE BIAS BY CENTRAL BANKERS SHOULD LEAD TO IMPROVED EMPLOYMENT, AND WITH IT STRONGER CORPORATE EARNINGS.

While difficulties and challenges remain, the outturn for 2009 left investors with a much sweeter taste and the expectation of a more rewarding environment, at least in the mid-term. For the first six months of 2010, we expect to see the cyclical recovery in international markets continue. We believe that central bankers in developed nations will continue to retain an accommodative bias toward fiscal and monetary policy until employment numbers actually improve, versus when they are expected to improve. We also believe that forecasted corporate earnings in 2010 and 2011 will be better than expected. From our point of view, the best way to play the resulting effects of an overly stimulated economy will be to emphasize cyclical growth stocks.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                  Wells Fargo Advantage Variable Trust Funds 29


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                             Expense Ratio
                                                                          -----------------
                             6 Months*   1 Year   5 Year   Life of Fund   Gross(5)   Net(6)
                             ---------   ------   ------   ------------   --------   ------
VT International Core Fund     20.22      12.66   (0.99)      (2.38)        1.64%    1.00%
MSCI EAFE Index(1)             22.07      31.78    3.54        1.58

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 30 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

April 12, 1994

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                         1 YEAR
----                         ------
VT Large Company Core Fund   37.01%
S&P 500 Index(1)             26.46%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST LARGE COMPANY CORE FUND ARE 1.00% AND 1.50%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                               (PERFORMANCE GRAPH)


                      WELLS FARGO
                     ADVANTAGE VT
                     LARGE COMPANY             S&P 500
                       CORE FUND                INDEX
 12/31/1999               10,000               $10,000
  1/31/2000                9,556                $9,498
  2/29/2000                9,427                $9,318
  3/31/2000               10,270               $10,229
  4/30/2000                9,896                $9,921
  5/31/2000                9,631                $9,718
  6/30/2000                9,983                $9,958
  7/31/2000                9,876                $9,802
  8/31/2000               10,494               $10,411
  9/30/2000                9,892                $9,861
 10/31/2000                9,610                $9,820
 11/30/2000                8,586                $9,046
 12/31/2000                8,640                $9,090
  1/31/2001                8,754                $9,413
  2/28/2001                7,920                $8,555
  3/31/2001                7,276                $8,013
  4/30/2001                7,865                $8,636
  5/31/2001                7,892                $8,693
  6/30/2001                7,611                $8,482
  7/31/2001                7,407                $8,398
  8/31/2001                6,807                $7,873
  9/30/2001                6,316                $7,237
 10/31/2001                6,525                $7,376
 11/30/2001                6,956                $7,941
 12/31/2001                6,981                $8,011
  1/31/2002                6,763                $7,894
  2/28/2002                6,545                $7,742
  3/31/2002                6,778                $8,033
  4/30/2002                6,530                $7,546
  5/31/2002                6,485                $7,491
  6/30/2002                6,125                $6,957
  7/31/2002                5,430                $6,415
  8/31/2002                5,440                $6,457
  9/30/2002                5,117                $5,756
 10/31/2002                5,410                $6,262
 11/30/2002                5,470                $6,630
 12/31/2002                5,177                $6,241
  1/31/2003                5,088                $6,078
  2/28/2003                5,063                $5,987
  3/31/2003                5,157                $6,044
  4/30/2003                5,425                $6,542
  5/31/2003                5,614                $6,886
  6/30/2003                5,619                $6,974
  7/31/2003                5,817                $7,098
  8/31/2003                5,961                $7,236
  9/30/2003                5,802                $7,159
 10/31/2003                6,205                $7,564
 11/30/2003                6,229                $7,630
 12/31/2003                6,398                $8,030
  1/31/2004                6,492                $8,178
  2/29/2004                6,527                $8,291
  3/31/2004                6,512                $8,166
  4/30/2004                6,408                $8,038
  5/31/2004                6,532                $8,148
  6/30/2004                6,582                $8,307
  7/31/2004                6,214                $8,032
  8/31/2004                6,150                $8,064
  9/30/2004                6,319                $8,151
 10/31/2004                6,438                $8,276
 11/30/2004                6,741                $8,611
 12/31/2004                6,934                $8,903
  1/31/2005                6,666                $8,686
  2/28/2005                6,741                $8,869
  3/31/2005                6,597                $8,712
  4/30/2005                6,492                $8,547
  5/31/2005                6,651                $8,819
  6/30/2005                6,517                $8,831
  7/31/2005                6,760                $9,160
  8/31/2005                6,552                $9,076
  9/30/2005                6,507                $9,150
 10/31/2005                6,443                $8,997
 11/30/2005                6,731                $9,337
 12/31/2005                6,779                $9,340
  1/31/2006                6,909                $9,588
  2/28/2006                6,899                $9,614
  3/31/2006                6,889                $9,733
  4/30/2006                6,984                $9,864
  5/31/2006                6,774                $9,580
  6/30/2006                6,629                $9,593
  7/31/2006                6,610                $9,652
  8/31/2006                6,800                $9,881
  9/30/2006                7,159               $10,136
 10/31/2006                7,518               $10,466
 11/30/2006                7,628               $10,665
 12/31/2006                7,839               $10,814
  1/31/2007                7,940               $10,978
  2/28/2007                7,713               $10,762
  3/31/2007                7,854               $10,883
  4/30/2007                8,467               $11,365
  5/31/2007                8,708               $11,762
  6/30/2007                8,648               $11,566
  7/31/2007                8,256               $11,208
  8/31/2007                8,372               $11,376
  9/30/2007                8,477               $11,802
 10/31/2007                8,507               $11,989
 11/30/2007                8,090               $11,488
 12/31/2007                8,020               $11,409
  1/31/2008                7,739               $10,724
  2/28/2008                7,452               $10,376
  3/31/2008                7,417               $10,331
  4/30/2008                7,809               $10,834
  5/31/2008                7,930               $10,975
  6/30/2008                7,241               $10,050
  7/31/2008                7,192                $9,965
  8/31/2008                7,395               $10,109
  9/30/2008                6,546                $9,208
 10/31/2008                5,281                $7,662
 11/30/2008                4,772                $7,112
 12/31/2008                4,854                $7,188
  1/31/2009                4,401                $6,582
  2/28/2009                3,914                $5,881
  3/31/2009                4,366                $6,396
  4/30/2009                5,093                $7,008
  5/31/2009                5,337                $7,400
  6/30/2009                5,326                $7,415
  7/31/2009                5,743                $7,976
  8/31/2009                6,070                $8,264
  9/30/2009                6,277                $8,572
 10/31/2009                6,096                $8,413
 11/30/2009                6,427                $8,918
 12/31/2009                6,650                $9,090

----------
(1.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE
     COMPANY CORE FUND for the most recent ten years of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 31


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund significantly outperformed its benchmark, thanks to strength in some of the Fund's largest sector exposures: technology, consumer discretionary, and financial stocks. The Fund benefited from a dramatic recovery of many of the most beleaguered holdings that the Fund acquired during the bear market, as well as from several new positions acquired soon before the market began its recovery.

- Substantial overweightings to technology and consumer discretionary stocks contributed strongly to the Fund's outperformance. Industrial stocks were also quite strong. While all sectors had a positive year, energy and health care stocks lagged the others on an absolute basis. However, later in the year, health care stocks began to look increasingly attractive on an absolute and relative basis.

- Key to our 2009 success was our stress-testing of all our holdings early in the year. This process strengthened our conviction concerning many good companies, particularly financials, which had severe market declines. Simultaneously, it convinced us to swap out of several positions where we did not have maximum confidence and to reinvest into comparable companies offering more compelling risk/reward profiles.

THE FUND WAS POSITIONED FOR AN ECONOMIC RECOVERY AND BENEFITED WHEN THE RECOVERY TOOK PLACE.

Our strategy concerning the macro-environment from late 2008 to early 2009 was based on the conviction that the great stress on the U.S. financial system would be met with unprecedented efforts by government regulators, such as the Treasury and the Federal Reserve. We concluded that there would be a severe recession--but not a depression--and a severe bear market, each of which we believed would eventually lead to better prospects.

As market conditions worsened in early 2009, we strongly believed the market had been extremely oversold and that a recovery was coming much sooner than most pundits believed. We focused on our individual holdings to determine their continued durability in the weak market and their upside potential for the recovery that we envisioned. This led us to make several changes and to acquire positions in economically sensitive areas such as the technology, consumer discretionary, and industrials sectors.

At the same time, we felt strongly that many of our holdings, including such visibly depressed financial companies as American Express, Bank of America, JPMorgan, and

SECTOR DISTRIBUTION(3)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary   (15%)
Consumer Staples          (7%)
Energy                   (13%)
Financials               (15%)
Health Care               (9%)
Industrials               (9%)
Materials                 (4%)
Information Technology   (28%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 32 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

Morgan Stanley, would survive. We also believed that although their stock prices had declined sharply, they could stage significant recoveries. This indeed occurred.

As a result of the stress-testing we performed early in 2009, we sold the Fund's positions in Citigroup to increase our position in JPMorgan and sold Time Warner to purchase Walt Disney, due to our belief that Disney had a better risk/reward profile. We also sold positions in General Electric, Pfizer, Rockwell Automation, and Wyeth, in the aftermath of its announced acquisition by Pfizer.

We sold Comcast Corp. during the second half of 2009 because of our concerns about its possible redeployment of cash for acquisitions that would dilute shareholder value. Subsequent to the sale, Comcast did, in fact, enter into a deal to acquire a material stake in NBC Universal.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF DECEMBER 31, 2009)

Devon Energy Corporation             4.04%
Monster Worldwide Incorporated       3.89%
McGraw-Hill Companies Incorporated   3.68%
Dell Incorporated                    3.62%
ConocoPhillips                       3.58%
Alcoa Incorporated                   3.51%
Western Union Company                3.43%
Staples Incorporated                 3.35%
Cisco Systems Incorporated           3.33%
Tyco International Limited           3.28%

We also sold the Fund's positions in Intel Corporation and Omnicom Group during the second half of 2009 to take advantage of more compelling opportunities.

Other new positions included Coca-Cola Co. and Procter & Gamble among consumer staples; Corning Inc. among consumer discretionary; Deere & Co. among industrial stocks; Dun & Bradstreet among industrial services stocks; and Medtronic Inc., Genzyme, St. Jude Medical, and Zimmer Holdings among health care stocks.

IMPROVED CORPORATE EARNINGS--BASED ON RENEWED DEMAND--SHOULD HELP THE ECONOMIC AND STOCK MARKET RECOVERY CONTINUE IN 2010.

Our outlook for the economy is for continued recovery in 2010. We envision corporate earnings growth from renewed demand. We believe such growth should also result in higher earnings multiples, which should contribute to increased valuations in 2010.

We believe that the market will post moderately positive results in 2010, with gains more in-line with historical averages, rather than the extremes seen in both the 1990s and the 2000s.

Our optimism is based on the above-mentioned conviction for economic recovery; a belief that the improving economy will translate into significant earnings improvements as a result of 2008/2009 cost cutting; and the stock market's history, which typically shows market gains in the second year following the end of a bear market.

Leading sectors in 2009--technology, industrials, and financials--will most likely continue to rise. At the same time, we believe that more opportunities will be found in the sectors that lagged in 2009 performance, including health care and energy stocks.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 Wells Fargo Advantage Variable Trust Funds 33


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                       Expense Ratio
                                                                     -----------------
                             6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                             ---------   ------   ------   -------   --------   ------
VT Large Company Core Fund     24.85      37.01   (0.83)    (4.00)     1.50%     1.00%
S&P 500 Index(1)               22.59      26.46    0.42     (0.95)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 34 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                           1 YEAR
----                           ------
VT Large Company Growth Fund   43.38%
Russell 1000 Growth Index(1)   37.21%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST LARGE COMPANY GROWTH FUND ARE 1.00% AND 1.15%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                      WELLS FARGO
                     ADVANTAGE VT                RUSSELL 1000
                     LARGE COMPANY                  GROWTH
                      GROWTH FUND                   INDEX
 12/31/1999                  10,000                $10,000
  1/31/2000                   9,809                 $9,531
  2/29/2000                   9,975                 $9,997
  3/31/2000                  11,164                $10,713
  4/30/2000                  10,823                $10,203
  5/31/2000                  10,141                 $9,689
  6/30/2000                  10,914                $10,423
  7/31/2000                  10,998                 $9,989
  8/31/2000                  11,638                $10,893
  9/30/2000                  10,931                 $9,863
 10/31/2000                  10,914                 $9,396
 11/30/2000                  10,042                 $8,011
 12/31/2000                   9,942                 $7,758
  1/31/2001                  10,100                 $8,294
  2/28/2001                   8,579                 $6,886
  3/31/2001                   7,697                 $6,136
  4/30/2001                   8,512                 $6,912
  5/31/2001                   8,437                 $6,811
  6/30/2001                   8,213                 $6,653
  7/31/2001                   8,063                 $6,487
  8/31/2001                   7,351                 $5,956
  9/30/2001                   6,652                 $5,362
 10/31/2001                   6,960                 $5,643
 11/30/2001                   7,775                 $6,185
 12/31/2001                   7,866                 $6,173
  1/31/2002                   7,816                 $6,064
  2/28/2002                   7,301                 $5,813
  3/31/2002                   7,642                 $6,014
  4/30/2002                   7,051                 $5,523
  5/31/2002                   6,835                 $5,389
  6/30/2002                   6,378                 $4,891
  7/31/2002                   5,763                 $4,622
  8/31/2002                   5,829                 $4,636
  9/30/2002                   5,189                 $4,155
 10/31/2002                   5,787                 $4,536
 11/30/2002                   6,170                 $4,782
 12/31/2002                   5,663                 $4,452
  1/31/2003                   5,463                 $4,344
  2/28/2003                   5,430                 $4,324
  3/31/2003                   5,505                 $4,404
  4/30/2003                   5,979                 $4,730
  5/31/2003                   6,253                 $4,966
  6/30/2003                   6,328                 $5,034
  7/31/2003                   6,644                 $5,160
  8/31/2003                   6,752                 $5,288
  9/30/2003                   6,586                 $5,231
 10/31/2003                   6,968                 $5,525
 11/30/2003                   6,943                 $5,583
 12/31/2003                   7,151                 $5,776
  1/31/2004                   7,234                 $5,894
  2/29/2004                   7,234                 $5,932
  3/31/2004                   7,135                 $5,822
  4/30/2004                   7,026                 $5,754
  5/31/2004                   7,118                 $5,861
  6/30/2004                   7,118                 $5,934
  7/31/2004                   6,694                 $5,599
  8/31/2004                   6,686                 $5,571
  9/30/2004                   6,760                 $5,624
 10/31/2004                   6,885                 $5,712
 11/30/2004                   7,176                 $5,908
 12/31/2004                   7,384                 $6,140
  1/31/2005                   6,977                 $5,935
  2/28/2005                   6,993                 $5,999
  3/31/2005                   6,810                 $5,889
  4/30/2005                   6,652                 $5,777
  5/31/2005                   7,093                 $6,057
  6/30/2005                   7,110                 $6,034
  7/31/2005                   7,605                 $6,329
  8/31/2005                   7,488                 $6,248
  9/30/2005                   7,480                 $6,276
 10/31/2005                   7,563                 $6,215
 11/30/2005                   7,971                 $6,484
 12/31/2005                   7,805                 $6,463
  1/31/2006                   7,780                 $6,577
  2/28/2006                   7,813                 $6,566
  3/31/2006                   7,913                 $6,663
  4/30/2006                   7,780                 $6,654
  5/31/2006                   7,397                 $6,429
  6/30/2006                   7,263                 $6,403
  7/31/2006                   6,964                 $6,281
  8/31/2006                   7,272                 $6,477
  9/30/2006                   7,588                 $6,655
 10/31/2006                   7,930                 $6,889
 11/30/2006                   8,013                 $7,026
 12/31/2006                   7,988                 $7,050
  1/31/2007                   8,313                 $7,231
  2/28/2007                   8,063                 $7,095
  3/31/2007                   7,963                 $7,134
  4/30/2007                   8,380                 $7,469
  5/31/2007                   8,671                 $7,738
  6/30/2007                   8,521                 $7,623
  7/31/2007                   8,263                 $7,504
  8/31/2007                   8,455                 $7,624
  9/30/2007                   8,921                 $7,943
 10/31/2007                   9,246                 $8,214
 11/30/2007                   8,788                 $7,911
 12/31/2007                   8,596                 $7,883
  1/31/2008                   8,013                 $7,268
  2/28/2008                   7,430                 $7,124
  3/31/2008                   7,413                 $7,080
  4/30/2008                   7,863                 $7,452
  5/31/2008                   7,830                 $7,725
  6/30/2008                   7,263                 $7,169
  7/31/2008                   7,433                 $7,032
  8/31/2008                   7,591                 $7,108
  9/30/2008                   6,881                 $6,285
 10/31/2008                   5,687                 $5,178
 11/30/2008                   5,128                 $4,767
 12/31/2008                   5,245                 $4,853
  1/31/2009                   4,877                 $4,619
  2/28/2009                   4,652                 $4,272
  3/31/2009                   5,245                 $4,653
  4/30/2009                   5,863                 $5,100
  5/31/2009                   5,996                 $5,352
  6/30/2009                   6,088                 $5,412
  7/31/2009                   6,547                 $5,797
  8/31/2009                   6,706                 $5,917
  9/30/2009                   7,008                 $6,168
 10/31/2009                   6,933                 $6,085
 11/30/2009                   7,302                 $6,459
 12/31/2009                   7,519                 $6,658

----------
(1.) The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to- book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE
     COMPANY GROWTH FUND for the most recent ten years of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 35


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's outperformance was attributed, in part, to its exposure to technology, consumer services, and growth financials; it also benefited from shunning consumer staples, utilities, and health care.

- Holdings at the lower end of the growth scale, including Wal-Mart, Automatic Data, Amgen, Cintas, and Nokia, lagged the Fund's overall return for the period.

- High-growth companies such as Amazon, Google, and Apple delivered triple-digit returns, thereby contributing to Fund performance.

ON A RELATIVE-RETURN BASIS, THE FUND BENEFITED SIGNIFICANTLY FROM OUR BOTTOM- UP PROCESS AND LACK OF EXPOSURE TO THE SLOWER-GROWING SECTORS WITHIN THE BENCHMARK.

SECTOR DISTRIBUTION (3)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary   (13%)
Consumer Staples          (3%)
Financials               (21%)
Health Care               (7%)
Information Technology   (49%)
Industrials               (7%)

Reflecting the trends within the overall market, holdings in technology, consumer services, and growth financials were the biggest contributors to the Fund's performance, while holdings in health care and the more defensive sectors lagged behind. For example, high-growth companies such as Amazon, Google, and Apple had triple-digit returns for the 12-month period. Financial holdings such as Goldman Sachs, T. Rowe Price, Franklin Resources, and CME Group were also rewarding and reflected the outstanding rebounds in earnings that these companies recorded during the period.

Holdings at the lower end of the growth scale, including Wal-Mart, Automatic Data, Amgen, Cintas, and Nokia, lagged behind the Fund's overall return for the period. Lower or no exposure to consumer staples, utilities, and health care significantly helped the Fund's relative performance. While energy stocks are often considered "defensive," they performed well in 2009 due to the commodity price rebound. However, the Fund's relative and absolute performances in 2009 were neither helped nor hindered by our zero-weighting in energy.

WE MADE MODERATE CHANGES TO THE FUND FOR ALL THE RIGHT REASONS: TO UPGRADE AND MAINTAIN THE FUND'S HIGH EARNINGS-GROWTH RATE.

For the past few years, most of the Fund's holdings have continued to meet our long-term growth expectations. Valuations across the Fund's holdings have remained attractive, and we have not had any significant long-term fundamental disappointments to drive any kind of extensive turnover. We were fortunate in this

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 36 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

compressed valuation environment to be able to add to the Fund's long-term growth rate, without having to pay up or having to take on too much earnings dilution. During the 12-month period, we added to our positions in Apple, Amazon, Google, Visa, Qualcomm, and EMC Corporation. To pay for these purchases, we sold Nokia and Cintas, along with portions of Amgen, Lowe's, and eBay. Overall, we were able to add significantly to the Fund's long-term earnings-growth rate, at what we believed to be a reasonable cost.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF DECEMBER 31, 2009)

Goldman Sachs Group Incorporated   7.79%
Google Incorporated Class A        6.87%
Apple Incorporated                 6.38%
Microsoft Corporation              6.10%
Cisco Systems Incorporated         5.54%
QUALCOMM Incorporated              4.93%
Charles Schwab Corporation         4.79%
Amazon.com Incorporated            4.71%
Target Corporation                 4.12%
Intel Corporation                  3.80%

Within the consumer sector, our holdings have moved toward the faster-growing companies like Amazon, Google, Visa, and Target. We like what we are seeing in technology, especially the high-quality and rapid-growth prospects in companies such as Apple, EMC, Cisco, Qualcomm, and even Microsoft. Within financials, we believe that companies such as Goldman Sachs, CME Group, T. Rowe Price, Schwab, and Franklin Resources have emerged from the financial crisis in excellent shape and are gaining significant global market share. We continue to seek companies within the health care arena that offer the potential for high growth. Medtronic is in an excellent competitive position, and we believe that Genzyme will emerge from its short-term manufacturing challenges to produce strong and diverse earnings growth. Health care has been an increasingly difficult sector for us in terms of finding rapid-growth opportunities that also meet our standards for quality.

Based on our analysis, business services companies such as C.H. Robinson, Expeditors, Paychex, and Western Union also offer excellent growth and high-quality characteristics. While we never disregard areas of opportunity, in our view, the utilities, heavy-industrials, and commodity-oriented sectors have historically not been fruitful, bottom-up sources of secular growth. For example, several consumer staples companies met our quality criteria but did not have the high-growth potential that we demand.

FROM OUR PERSPECTIVE, HIGH QUALITY AND HIGH GROWTH EQUAL SUPERIOR SECULAR GROWTH COMPANIES.

Very few companies have the ability and opportunity to reinvest extensively back into their businesses, receive high returns and growth rates on their investments, and do it for long periods of time. The few companies that meet these criteria have historically been excellent long-term investments. We are confident that there are 30 to 50 of these companies that offer this combination of outstanding growth and attractive valuation for the Fund. We believe that our investment style is well-positioned to capitalize on these long-term opportunities and to take advantage of what we believe to be opportunistic valuations.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 Wells Fargo Advantage Variable Trust Funds 37


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                         Expense Ratio
                                                                       -----------------
                               6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                               ---------   ------   ------   -------   --------   ------
VT Large Company Growth Fund     23.51      43.38    0.36     (2.81)     1.15%    1.00%
Russell 1000 Growth Index(1)     23.03      37.21    1.63     (3.99)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 38 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 19, 1994

[The Fund is closed to new investors (insurance companies) as of December 31, 2009. The liquidation of the Fund is expected to occur on or about April 30, 2010.]

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                   1 YEAR
----                   ------
VT Money Market Fund    0.11%


FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

FUND YIELD SUMMARY
(AS OF DECEMBER 31, 2009)

7-Day Current Yield      0.01%
7-Day Effective Yield    0.01%
30-Day Simple Yield      0.01%
30-Day Effective Yield   0.01%

                  Wells Fargo Advantage Variable Trust Funds 39


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- We saw gradual but steady improvements in credit conditions during the 12-month period.

- Money market rates declined as the Federal Reserve pursued a near-zero interest-rate policy.

- We maintained a weighted average maturity (WAM) that was relatively short so that investments in the Fund would be less vulnerable to potential decreases in price should interest rates suddenly rise.

THE MOST SIGNIFICANT FACTOR THAT AFFECTED THE FUND DURING THE PERIOD WAS AN ENVIRONMENT OF PERSISTENTLY LOW, NEAR-ZERO INTEREST RATES IN THE MONEY MARKETS.

After moving the target interest rate for federal funds from 1% to a range of 0%-0.25% at its meeting on December 15, 2008, the Federal Open Market Committee held to this target range throughout 2009. Other money market rates ratcheted lower in response to continuing uncertainty after initially moving higher during the first quarter of 2009. For example, the three-month London Interbank Offered Rate (LIBOR) started 2009 at 1.41%, declined to 0.60% by mid-year, and closed the year at 0.25%.

Joined by other central banks, these low interest rates, coupled with significant effort to inject liquidity through quantitative easing measures, helped lead to a gradual improvement in credit conditions. A central bank's quantitative easing measures are used when interest rates are at or near zero and often include buying financial assets such as government and other types of bonds from financial institutions. The financial institutions can, in turn, loan out the infusion of cash to consumers and businesses, which can help to stimulate the economy and also help to improve weak credit conditions. This type of monetary policy has been a key component in stabilizing the U.S. money markets and the money markets in other countries that were closely tied to the United States.

There was still much uncertainty around the question of credit quality through the first quarter of 2009. Bank credit quality seemed to deteriorate in the early months of the year, as losses on mortgage portfolios and structured securities continued to mount. There was some relief in May 2009 as the Fed reported preliminary results of its "stress tests" that were designed to ensure that banks had adequate reserve capital to cover known and potentially unexpected losses.

As we moved into the second quarter of 2009, credit conditions improved. In part, conditions improved because investors were willing to buy longer-term debt, and, in part, investors were willing to purchase longer-term debt because credit conditions were improving. By July 2009 conditions had improved to the point

                 40 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

that the Federal Reserve was able to begin publicly discussing some of the methods that might be used to remove the quantitative easing measures that had been put in place.

On June 24, 2009, the Securities and Exchange Commission (SEC) proposed changes to Rule 2a-7 that would, among other things:

-    Shorten the maximum average maturity of money market funds,

-    Eliminate the use of "second tier" securities,

-    Require funds to periodically "stress test" their portfolios, and

- Set standards for the percentage of a fund's assets that must be invested in highly liquid securities.

PORTFOLIO ALLOCATION(1)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

Corporate Bonds and Notes           (1%)
Variable and Floating Rate Notes    (2%)
Commercial Paper                   (69%)
Certificates of Deposit             (6%)
Municipal Bonds and Notes          (11%)
Repurchase Agreements               (7%)
Time Deposits                       (4%)

We believe that many of the proposals make good investment sense, and we already manage the Fund in line with the SEC's proposals.

As we moved into the second half of 2009, the lack of supply of suitable money market investments became a matter of increasing concern. The total amount of commercial paper outstanding fell by 30% from $1.658 trillion at the end of 2008 to $1.147 trillion by the end of 2009. This is a decline of 47% from the peak of $ 2.187 trillion in July 2007. The asset-backed commercial paper (ABCP) sector was particularly hard hit, falling 35% over the year from $725.2 billion to $470.7 billion at the end of 2009. Total ABCP outstandings, or issues that have not yet matured, were down over 60% from the peak of $1.214 trillion in July 2007. Other types of prime money market instruments, such as certificates of deposits and repurchase agreements, experienced similar declines during the 12-month period.

The shrinking supply of money market investments may be attributed to several factors. An increase in long-term debt issuance, much of which was supported by various forms of guarantees by governments across the globe, was one significant source of alternative funding for issuers. In addition, supply in the money markets contracted as a natural consequence of the downturn in the economic cycle, and also as the result of the general deleveraging of the financial system in the wake of the credit crisis that we experienced in 2007 and 2008.

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 41

Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

AS MARKET CONDITIONS IMPROVED, WE WERE ABLE TO MODESTLY INCREASE THE WAM OF THE FUND'S ASSETS AND DECREASE ITS LIQUIDITY.

The Fund's WAM began the 12-month period at 24 days, was gradually increased to 33 days by mid-year, and closed the period at 28 days. The percentage of the Fund's assets maturing within 14 days was decreased from 56% at the start of 2009 to 42% at mid-year, and to 28% at year-end. Still, the Fund is considerably shorter-term than its peer group and seeks to be more liquid. Both positions reflect our generally conservative posture in these markets.

WITH THE FED STATING THAT MONEY MARKET RATES WILL REMAIN LOW FOR "AN EXTENDED PERIOD," WE EXPECT THE CURRENT RATE ENVIRONMENT TO PERSIST INTO 2010.

Because other central banks are beginning to raise their interest rates and the U.S. economy shows some promise of recovery--and since we are at or near 0% interest rates already--the risks associated with rising interest rates outweigh what we believe to be the near impossibility of further rate declines. And, since the timing of changes in the direction of interest rates is always unpredictable, the prudent course, in our view, is to plan now for that event. As a result, we maintain a comparatively liquid and short-term portfolio structure designed to achieve our primary objective of a stable $1.00 net asset value and liquidity for our shareholders.

MATURITY DISTRIBUTION(1)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

1 Day         (15%)
2-7 Days      (16%)
8-14 Days     (11%)
15-29 Days    (21%)
30-59 Days    (21%)
60-89 Days    (14%)
90-179 Days    (2%)

                 42 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                       6 Months*   1 Year   5 Year   10 Year
                       ---------   ------   ------   -------
VT Money Market Fund      0.01      0.11     2.79      2.58

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 44 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                      1 YEAR
----                      ------
VT Opportunity Fund        47.74%
Russell Midcap Index(1)    40.48%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST OPPORTUNITY FUND ARE 1.07% AND 1.23% RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                               (PERFORMANCE GRAPH)

                         WELLS FARGO
                        ADVANTAGE VT              RUSSELL
                        OPPORTUNITY                MIDCAP
                            FUND                   INDEX
  12/31/1999                10,000                  10,000
   1/31/2000                 9,704                   9,669
   2/29/2000                 9,873                  10,412
   3/31/2000                10,889                  11,009
   4/30/2000                10,681                  10,488
   5/31/2000                10,754                  10,210
   6/30/2000                10,408                  10,512
   7/31/2000                10,285                  10,394
   8/31/2000                10,985                  11,390
   9/30/2000                10,581                  11,228
  10/31/2000                10,646                  11,054
  11/30/2000                 9,954                  10,059
  12/31/2000                10,660                  10,825
   1/31/2001                11,310                  10,999
   2/28/2001                10,646                  10,330
   3/31/2001                10,130                   9,689
   4/30/2001                10,882                  10,517
   5/31/2001                10,940                  10,713
   6/30/2001                10,664                  10,613
   7/31/2001                10,513                  10,309
   8/31/2001                 9,894                   9,912
   9/30/2001                 8,527                   8,717
  10/31/2001                 9,034                   9,062
  11/30/2001                 9,863                   9,822
  12/31/2001                10,265                  10,216
   1/31/2002                10,159                  10,155
   2/28/2002                 9,922                  10,047
   3/31/2002                10,434                  10,650
   4/30/2002                 9,880                  10,443
   5/31/2002                 9,811                  10,325
   6/30/2002                 8,708                   9,633
   7/31/2002                 7,716                   8,693
   8/31/2002                 7,721                   8,741
   9/30/2002                 6,840                   7,934
  10/31/2002                 7,278                   8,335
  11/30/2002                 8,064                   8,914
  12/31/2002                 7,512                   8,563
   1/31/2003                 7,285                   8,389
   2/28/2003                 7,252                   8,278
   3/31/2003                 7,187                   8,360
   4/30/2003                 7,842                   8,967
   5/31/2003                 8,628                   9,788
   6/30/2003                 8,725                   9,887
   7/31/2003                 9,007                  10,213
   8/31/2003                 9,435                  10,656
   9/30/2003                 9,251                  10,523
  10/31/2003                 9,776                  11,326
  11/30/2003                 9,928                  11,644
  12/31/2003                10,292                  11,993
   1/31/2004                10,726                  12,341
   2/29/2004                10,910                  12,607
   3/31/2004                10,850                  12,610
   4/30/2004                10,698                  12,147
   5/31/2004                10,948                  12,448
   6/30/2004                11,197                  12,792
   7/31/2004                10,829                  12,233
   8/31/2004                10,655                  12,286
   9/30/2004                11,067                  12,685
  10/31/2004                11,246                  13,035
  11/30/2004                11,810                  13,829
  12/31/2004                12,167                  14,417
   1/31/2005                11,815                  14,061
   2/28/2005                11,934                  14,495
   3/31/2005                11,799                  14,381
   4/30/2005                11,403                  13,922
   5/31/2005                11,999                  14,589
   6/30/2005                12,243                  14,981
   7/31/2005                12,980                  15,771
   8/31/2005                12,834                  15,661
   9/30/2005                12,839                  15,869
  10/31/2005                12,503                  15,393
  11/30/2005                13,013                  16,076
  12/31/2005                13,126                  16,242
   1/31/2006                13,733                  17,077
   2/28/2006                13,522                  17,056
   3/31/2006                13,739                  17,479
   4/30/2006                14,107                  17,602
   5/31/2006                13,571                  17,008
   6/30/2006                13,332                  17,029
   7/31/2006                13,050                  16,656
   8/31/2006                13,461                  17,079
   9/30/2006                13,896                  17,388
  10/31/2006                14,234                  18,073
  11/30/2006                14,700                  18,724
  12/31/2006                14,730                  18,722
   1/31/2007                15,062                  19,354
   2/28/2007                14,976                  19,386
   3/31/2007                15,270                  19,541
   4/30/2007                15,761                  20,285
   5/31/2007                16,423                  21,051
   6/30/2007                16,288                  20,576
   7/31/2007                15,757                  19,810
   8/31/2007                15,743                  19,844
   9/30/2007                16,306                  20,496
  10/31/2007                16,499                  20,827
  11/30/2007                15,807                  19,833
  12/31/2007                15,708                  19,770
   1/31/2008                14,831                  18,482
   2/29/2008                14,781                  18,059
   3/31/2008                14,445                  17,798
   4/30/2008                15,451                  19,000
   5/31/2008                16,157                  19,861
   6/30/2008                14,823                  18,273
   7/31/2008                14,558                  17,809
   8/31/2008                15,040                  18,138
   9/30/2008                13,280                  15,914
  10/31/2008                10,252                  12,357
  11/30/2008                 9,187                  11,099
  12/31/2008                 9,409                  11,573
   1/31/2009                 8,900                  10,717
   2/28/2009                 8,400                   9,651
   3/31/2009                 9,094                  10,534
   4/30/2009                10,567                  12,154
   5/31/2009                11,076                  12,681
   6/30/2009                11,206                  12,725
   7/31/2009                12,012                  13,852
   8/31/2009                12,364                  14,525
   9/30/2009                13,123                  15,349
  10/31/2009                12,715                  14,673
  11/30/2009                13,243                  15,382
  12/31/2009                13,901                  16,258

----------
(1.) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT
     OPPORTUNITY FUND for the most recent ten years of the Fund with the Russell Midcap Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 45


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark. Holdings in the health care and information technology sectors were among the top contributors to relative performance.

- The materials sector contributed positively to absolute performance but was the primary headwind for the Fund, as our holdings in this sector underperformed those of the broader index.

- As the market fluctuated over the past year, our process remained our foundation. We continued to look for well-positioned businesses that have solid business models, strong management teams, favorable trends, and trade at attractive discounts to our estimated private market valuation.

SECTOR DISTRIBUTION(3)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (22%)
Consumer Staples              (6%)
Energy                        (8%)
Financials                   (16%)
Health Care                  (12%)
Industrials                  (12%)
Information Technology       (18%)
Materials                     (5%)
Telecommunication Services    (1%)

STOCK SELECTION AND SECTOR WEIGHTS BOTH CONTRIBUTED TO THE FUND'S
OUTPERFORMANCE.

The health care sector was the top contributor to relative performance during the 12-month period, led by the strong performance of Health Management Associates Inc. and Cooper Cos. This sector outperformed the index over the 12-month period in spite of the decreased visibility caused by the health care reform debate, but the debate continues to put the entire sector under a cloud of uncertainty. Security selection in the information technology sector was another positive contributor, led by ON Semiconductor Corp and ARM Holdings plc. Our overweight of the sector was also beneficial, as it outperformed the entire index. The consumer discretionary sector was another area of strength for the Fund, benefiting from both security selection and our overweight position. Our underweight of the utility sector also positively contributed to relative performance.

Although both the materials and consumer staples sectors positively contributed to the absolute performance of the Fund, these sectors were the primary detractors from relative performance, as our holdings in these sectors lagged their broader sectors. In materials, chemicals was the relatively weakest industry, while in consumer staples, food and staples retailing was the relatively weakest industry.

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUES AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUES.

Our discipline allows us to be patient with stocks that are out of favor with the market. This past year, patience seemed to have been the exception, as the

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 46 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

unprecedented volatility in the market increased investor focus on the short term rather than the long term. Although this dynamic was challenging, we viewed it favorably, as the indiscriminate sell-off punished many companies that we judged to be higher-quality businesses with strong management teams. The subsequent rally rewarded our patience and longer-term view.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF DECEMBER 31, 2009)

XTO Energy Incorporated                1.61%
Weatherford International Limited      1.57%
Transocean Limited                     1.55%
Apollo Group Incorporated Class A      1.51%
Pall Corporation                       1.51%
Darden Restaurants Incorporated        1.48%
Nordstrom Incorporated                 1.46%
Cephalon Incorporated                  1.45%
Praxair Incorporated                   1.44%
Microsemi Corporation                  1.43%

Consequently, we added positions in several sectors and industries. These additions have generally been complemented by sales of companies that we had identified as having inappropriate valuations, lower-quality business models, or deteriorating fundamentals. While comprising relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund's exposure were consumer staples and telecommunications. Most sector weightings were fairly consistent throughout the year. The Fund was overweight consumer discretionary, information technology, and health care while being underweight in financials, utilities, and industrials.

UNCERTAINTY REMAINS, BUT OPPORTUNITIES REMAIN AS WELL.

As the rally over the past 12 months progressed, more questions continued to arise, most notably about the potential long-term growth rate of the macro economy and the potential consequences of a changing regulatory landscape. These questions not only increase uncertainty but also present opportunities to potentially add to current holdings at favorable prices and valuations or to upgrade the Fund with a higher-quality company. In either calm or volatile periods, our ideal is to build a diversified portfolio of stocks that will offer upside participation and downside management for investors.

Through it all, our bottom-up process of identifying companies that have solid business models, strong management teams, and favorable trends, trading at attractive discounts to our private market valuations, continues to guide our decision-making process.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 Wells Fargo Advantage Variable Trust Funds 47

Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                    Expense Ratio
                                                                  -----------------
                          6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                          ---------   ------   ------   -------   --------   ------
VT Opportunity Fund(SM)     24.05      47.74    2.70      3.35      1.23%     1.07%
Russell Midcap Index(1)     27.76      40.48    2.43      4.98

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 48 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION
May 1, 1995

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                           1 YEAR
----                           ------
VT Small Cap Growth Fund       52.64%
Russell 2000 Growth Index(1)   34.47%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST SMALL CAP GROWTH FUND ARE 1.20% AND 1.26%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                          WELLS FARGO
                         ADVANTAGE VT
                           SMALL CAP              RUSSELL 2000
                          GROWTH FUND             GROWTH INDEX
  12/31/1999                10,000                  10,000
   1/31/2000                10,221                   9,907
   2/29/2000                12,736                  12,212
   3/31/2000                11,095                  10,928
   4/30/2000                 9,740                   9,825
   5/31/2000                 8,706                   8,965
   6/30/2000                10,813                  10,123
   7/31/2000                10,166                   9,255
   8/31/2000                11,501                  10,229
   9/30/2000                11,246                   9,720
  10/31/2000                 9,685                   8,931
  11/30/2000                 7,238                   7,310
  12/31/2000                 7,742                   7,757
   1/31/2001                 7,831                   8,385
   2/28/2001                 6,220                   7,236
   3/31/2001                 5,318                   6,578
   4/30/2001                 6,191                   7,383
   5/31/2001                 6,198                   7,554
   6/30/2001                 6,347                   7,760
   7/31/2001                 5,952                   7,098
   8/31/2001                 5,482                   6,655
   9/30/2001                 4,527                   5,581
  10/31/2001                 5,057                   6,118
  11/30/2001                 5,445                   6,629
  12/31/2001                 5,855                   7,041
   1/31/2002                 5,564                   6,791
   2/28/2002                 5,072                   6,351
   3/31/2002                 5,504                   6,903
   4/30/2002                 5,251                   6,754
   5/31/2002                 4,938                   6,359
   6/30/2002                 4,512                   5,820
   7/31/2002                 3,662                   4,925
   8/31/2002                 3,647                   4,923
   9/30/2002                 3,349                   4,567
  10/31/2002                 3,610                   4,798
  11/30/2002                 3,878                   5,274
  12/31/2002                 3,617                   4,910
   1/31/2003                 3,468                   4,777
   2/28/2003                 3,401                   4,650
   3/31/2003                 3,416                   4,720
   4/30/2003                 3,767                   5,167
   5/31/2003                 4,080                   5,749
   6/30/2003                 4,229                   5,860
   7/31/2003                 4,430                   6,303
   8/31/2003                 4,639                   6,641
   9/30/2003                 4,498                   6,473
  10/31/2003                 4,945                   7,032
  11/30/2003                 5,102                   7,262
  12/31/2003                 5,146                   7,294
   1/31/2004                 5,437                   7,677
   2/29/2004                 5,445                   7,665
   3/31/2004                 5,594                   7,701
   4/30/2004                 5,333                   7,315
   5/31/2004                 5,534                   7,460
   6/30/2004                 5,616                   7,708
   7/31/2004                 4,982                   7,017
   8/31/2004                 4,773                   6,865
   9/30/2004                 5,087                   7,245
  10/31/2004                 5,243                   7,421
  11/30/2004                 5,490                   8,048
  12/31/2004                 5,855                   8,338
   1/31/2005                 5,601                   7,962
   2/28/2005                 5,519                   8,071
   3/31/2005                 5,407                   7,769
   4/30/2005                 5,102                   7,274
   5/31/2005                 5,430                   7,787
   6/30/2005                 5,669                   8,039
   7/31/2005                 6,056                   8,601
   8/31/2005                 6,004                   8,480
   9/30/2005                 6,079                   8,547
  10/31/2005                 5,915                   8,231
  11/30/2005                 6,310                   8,697
  12/31/2005                 6,220                   8,684
   1/31/2006                 6,690                   9,522
   2/28/2006                 6,877                   9,471
   3/31/2006                 7,280                   9,931
   4/30/2006                 7,459                   9,902
   5/31/2006                 7,048                   9,206
   6/30/2006                 6,966                   9,211
   7/31/2006                 6,578                   8,733
   8/31/2006                 6,823                   8,988
   9/30/2006                 6,854                   9,049
  10/31/2006                 7,321                   9,636
  11/30/2006                 7,567                   9,866
  12/31/2006                 7,636                   9,843
   1/31/2007                 7,820                  10,026
   2/28/2007                 7,912                   9,994
   3/31/2007                 8,004                  10,087
   4/30/2007                 8,119                  10,351
   5/31/2007                 8,678                  10,823
   6/30/2007                 8,847                  10,762
   7/31/2007                 8,475                  10,203
   8/31/2007                 8,654                  10,460
   9/30/2007                 8,968                  10,764
  10/31/2007                 9,408                  11,249
  11/30/2007                 8,646                  10,472
  12/31/2007                 8,690                  10,537
   1/31/2008                 7,892                   9,571
   2/29/2008                 7,489                   9,240
   3/31/2008                 7,489                   9,186
   4/30/2008                 7,785                   9,658
   5/31/2008                 8,224                  10,205
   6/30/2008                 7,381                   9,596
   7/31/2008                 7,367                   9,820
   8/31/2008                 7,807                  10,064
   9/30/2008                 7,159                   8,926
  10/31/2008                 5,176                   6,989
  11/30/2008                 4,748                   6,143
  12/31/2008                 5,091                   6,476
   1/31/2009                 4,687                   5,984
   2/28/2009                 4,369                   5,364
   3/31/2009                 4,944                   5,846
   4/30/2009                 5,923                   6,725
   5/31/2009                 5,959                   6,986
   6/30/2009                 6,192                   7,212
   7/31/2009                 6,706                   7,771
   8/31/2009                 6,779                   7,847
   9/30/2009                 7,379                   8,362
  10/31/2009                 7,012                   7,781
  11/30/2009                 7,208                   8,022
  12/31/2009                 7,771                   8,709

----------
(1.) The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL
     CAP GROWTH FUND for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 49


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark during a robust year of performance as markets rallied following a challenging 2008 and early 2009.

- Stock selection contributed the most to relative performance; sector allocation added to returns as well.

- Information technology stocks were a main contributor to the portfolio, as were health care and industrials holdings.

-    Holdings in materials detracted from Fund performance.

THE FUND BENEFITED MOST FROM ITS HOLDINGS IN INFORMATION TECHNOLOGY, HEALTH CARE, AND INDUSTRIALS.

Stocks in the information technology sector were positive absolute and relative contributors to the Fund, and an overweight position added to relative performance. Trends in e-commerce appeared to be better than more traditionally based retailers. Holdings of the Fund in the technology sector that had exposure to e-commerce included GSI Commerce and VistaPrint; they were the two best-performing holdings in the sector. GSI Commerce, a provider of e-commerce and interactive marketing services, has consistently performed well this period. In addition to strong overall trends in e-commerce during this past holiday season, the stock benefited from the company's acquisition of RueLaLa.com, a leader in the private sale space. We believe that this acquisition provides revenue synergies with GSI's existing customer base. VistaPrint, an online provider of marketing products and services to small businesses and home offices, posted strong quarterly results, and we did trim this position during the period on price appreciation. Another good-performing holding on positive quarterly earnings results was Global Cash Access, a transaction-processing company for the gaming industry.

Health care holdings outperformed the benchmark significantly for the period. Among the better performers registering strong quarterly results were Sirona Dental Systems, a manufacturer of dental equipment, and Inverness Medical Innovations, a medical diagnostics company. ev3 Inc., an endovascular device company, was another good stock for the Fund. The company acquired Chestnut Medical Technologies, Inc., a privately held company with a product portfolio focused on interventional neuroradiology, and these products will likely expand ev3's presence in this rapidly growing therapeutic category.

                 50 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF DECEMBER 31, 2009)

GSI Commerce Incorporated              3.29%
SkillSoft plc ADR                      2.66%
Sykes Enterprises Incorporated         2.48%
Gartner Incorporated                   2.43%
Scientific Games Corporation Class A   2.33%
Cbeyond Incorporated                   2.31%
Global Cash Access Incorporated        2.15%
National Cinemedia Incorporated        1.86%
Shutterfly Incorporated                1.82%
Resources Connection Incorporated      1.79%

Stocks in the industrials sector were strong contributors to the portfolio both absolutely and relatively. Sykes Enterprises, a provider of outsourced customer management solutions, was a top performer in this group. The company posted strong quarterly results, and we believe that the company's ability to lower operating costs for its clients drove the strong revenue growth. Additionally, Sykes announced an acquisition of another company in this industry. We like this transaction based on two important attributes: It diversifies Sykes' customer base, and it provides significant accretion opportunities as expenses are optimized. Other solid performers in this group included Gardner Denver, a global manufacturer of compressors and pumps, and Resources Connection, a professional services company.

While all sectors contributed double-digit gains for the 12-month period, an underweight position and stock selection in materials detracted from relative returns. The Fund has very little allocated to the materials sector and employs a bottom-up investment process instead of a top-down emphasis; our investment strategy keeps us focused on individual company fundamentals when making allocation decisions.

OUR MOST SIGNIFICANT SHIFTS DURING THE PERIOD WERE ADDING TO CONSUMER DIS-CRETIONARY, MATERIALS, AND TELECOMMUNICATION SERVICES, WHILE WE SHIFTED AWAY FROM THE INFORMATION TECHNOLOGY, FINANCIALS, AND INDUSTRIALS SECTORS.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Materials                     (2%)
Consumer Discretionary       (19%)
Telecommunication Services    (4%)
Energy                        (3%)
Financials                    (5%)
Health Care                  (17%)
Industrials                  (21%)
Information Technology       (29%)

The Fund's movement out of these sectors was mainly the result of taking profits from specific stocks as these holdings reached or exceeded our price targets.

On the other hand, we found attractive buying opportunities in consumer discretionary and telecommunication services, and increased the Fund's exposure in these areas. In materials, we continued to maintain an underweight position, even though we increased the Fund's exposure during the second half of the period when we found buying opportunities within this sector. We reduced our position in information technology through profit-taking. We also decreased the Fund's exposure to financials and industrials because we found better buying opportunities elsewhere.

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 51


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

LOOKING BACK 12 MONTHS AGO, INVESTORS ENTERED 2009 WITH PLENTY OF CONCERNS, YET THE YEAR TURNED OUT SIGNIFICANTLY BETTER THAN ANYBODY HAD FORECASTED.

Given what expectations were, what stock prices did, and what the recently reported macroeconomic data have been, we would typically expect investors to be upbeat or even euphoric at the start of 2010. However, investor skepticism remains intact, and conviction appears to be broadly fleeting. Recent data have clearly improved and suggest that a recovery is under way. Employment continues to lag, as it typically does at this point in a recovery, and most market pundits are looking for job growth as the key metric going forward to provide evidence of a sustained economic recovery. Meanwhile, credit spreads are tightening, and analysts are revising earnings estimates higher, both of which typically bode well for equity prices.

Our conversations with management at several companies are generally constructive. Overall, management teams seem to be appropriately conservative in their planning as we continue to monitor signs of improving fundamental activity. We believe that companies will be slow to add to their cost structures, so operating leverage should be significant. Investors will probably continue to worry about potential headwinds, like rising taxes, increasing interest rates, and the removal of quantitative easing measures. These are all legitimate concerns, to be sure; however, we believe that earnings are typically more influential to equity prices, especially considering where current valuations are. The Fund has undergone significant multiple expansion since spring 2009, yet it remains attractively valued on historical measures. From here, though, we expect stocks to perform more in line with earnings growth rather than continuing the process of multiple expansion. We are looking forward to the earnings reports that will begin to come in toward the middle of January 2010, and we are optimistic about the results that will be reported.

                 52 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                         Expense Ratio
                                                                       -----------------
                               6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                               ---------   ------   ------   -------   --------   ------
VT Small Cap Growth Fund         25.49      52.64    5.82     (2.49)     1.26%     1.20%
Russell 2000 Growth Index(1)     20.75      34.47    0.87     (1.37)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 54 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION

October 10, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                          1 YEAR
----                          ------
VT Small/Mid Cap Value Fund   60.18%
Russell 2500 Value Index(1)   27.68%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST SMALL/MID CAP VALUE FUND ARE 1.14% AND 1.69%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                              (PERFORMANCE GRAPH)

                             WELLS FARGO
                            ADVANTAGE VT
                            SMALL MID CAP               RUSSELL 2500
                             VALUE FUND                  VALUE INDEX
  12/31/1999                   10,000                     $10,000
   1/31/2000                    9,583                      $9,584
   2/29/2000                    9,024                      $9,749
   3/31/2000                   10,252                     $10,467
   4/30/2000                   10,559                     $10,463
   5/31/2000                   10,603                     $10,444
   6/30/2000                   10,000                     $10,404
   7/31/2000                   10,164                     $10,630
   8/31/2000                   10,746                     $11,187
   9/30/2000                   10,877                     $11,121
  10/31/2000                   11,053                     $11,114
  11/30/2000                   10,285                     $10,973
  12/31/2000                   10,782                     $12,079
   1/31/2001                   11,454                     $12,248
   2/28/2001                   11,146                     $12,145
   3/31/2001                   10,804                     $11,840
   4/30/2001                   11,597                     $12,514
   5/31/2001                   11,796                     $12,898
   6/30/2001                   11,344                     $13,022
   7/31/2001                   11,531                     $12,936
   8/31/2001                   11,047                     $12,825
   9/30/2001                    9,780                     $11,401
  10/31/2001                   10,011                     $11,645
  11/30/2001                   10,595                     $12,541
  12/31/2001                   11,227                     $13,255
   1/31/2002                   10,852                     $13,377
   2/28/2002                   10,963                     $13,544
   3/31/2002                   11,811                     $14,383
   4/30/2002                   11,701                     $14,629
   5/31/2002                   11,469                     $14,388
   6/30/2002                   10,610                     $13,881
   7/31/2002                    8,715                     $12,274
   8/31/2002                    9,046                     $12,340
   9/30/2002                    8,021                     $11,330
  10/31/2002                    8,164                     $11,493
  11/30/2002                    8,737                     $12,331
  12/31/2002                    8,627                     $11,946
   1/31/2003                    8,319                     $11,586
   2/28/2003                    8,165                     $11,301
   3/31/2003                    7,988                     $11,377
   4/30/2003                    8,497                     $12,407
   5/31/2003                    9,645                     $13,555
   6/30/2003                    9,657                     $13,798
   7/31/2003                   10,023                     $14,397
   8/31/2003                   10,509                     $14,977
   9/30/2003                   10,331                     $14,871
  10/31/2003                   10,674                     $16,006
  11/30/2003                   11,065                     $16,659
  12/31/2003                   11,939                     $17,314
   1/31/2004                   12,212                     $17,874
   2/29/2004                   12,520                     $18,238
   3/31/2004                   12,472                     $18,383
   4/30/2004                   11,584                     $17,421
   5/31/2004                   11,667                     $17,771
   6/30/2004                   12,247                     $18,477
   7/31/2004                   11,738                     $17,733
   8/31/2004                   11,525                     $17,956
   9/30/2004                   12,295                     $18,523
  10/31/2004                   12,093                     $18,858
  11/30/2004                   13,562                     $20,400
  12/31/2004                   13,941                     $21,049
   1/31/2005                   13,621                     $20,372
   2/28/2005                   14,486                     $20,881
   3/31/2005                   13,709                     $20,602
   4/30/2005                   12,805                     $19,832
   5/31/2005                   13,317                     $20,932
   6/30/2005                   14,232                     $21,700
   7/31/2005                   15,231                     $22,862
   8/31/2005                   15,671                     $22,446
   9/30/2005                   16,289                     $22,471
  10/31/2005                   15,480                     $21,808
  11/30/2005                   16,004                     $22,702
  12/31/2005                   16,241                     $22,678
   1/31/2006                   17,846                     $24,171
   2/28/2006                   17,228                     $24,203
   3/31/2006                   18,072                     $25,052
   4/30/2006                   18,536                     $25,151
   5/31/2006                   17,680                     $24,280
   6/30/2006                   17,549                     $24,417
   7/31/2006                   17,109                     $24,078
   8/31/2006                   17,520                     $24,718
   9/30/2006                   17,265                     $24,971
  10/31/2006                   17,988                     $26,142
  11/30/2006                   18,483                     $26,960
  12/31/2006                   18,724                     $27,256
   1/31/2007                   19,163                     $27,864
   2/28/2007                   19,064                     $27,800
   3/31/2007                   19,064                     $28,097
   4/30/2007                   19,645                     $28,684
   5/31/2007                   20,240                     $29,705
   6/30/2007                   20,140                     $28,915
   7/31/2007                   19,136                     $26,750
   8/31/2007                   18,546                     $26,887
   9/30/2007                   19,860                     $27,168
  10/31/2007                   20,551                     $27,355
  11/30/2007                   18,327                     $25,603
  12/31/2007                   18,664                     $25,274
   1/31/2008                   17,974                     $24,374
   2/29/2008                   18,142                     $23,492
   3/31/2008                   17,300                     $23,450
   4/30/2008                   18,277                     $24,532
   5/31/2008                   19,271                     $25,545
   6/30/2008                   18,513                     $23,159
   7/31/2008                   17,396                     $23,568
   8/31/2008                   17,605                     $24,520
   9/30/2008                   15,054                     $22,877
  10/31/2008                   11,019                     $18,153
  11/30/2008                    9,994                     $16,255
  12/31/2008                   10,350                     $17,190
   1/31/2009                    9,848                     $15,183
   2/28/2009                    8,740                     $13,229
   3/31/2009                    9,764                     $14,384
   4/30/2009                   11,311                     $16,678
   5/31/2009                   12,420                     $17,095
   6/30/2009                   12,190                     $17,083
   7/31/2009                   13,021                     $18,825
   8/31/2009                   13,677                     $19,945
   9/30/2009                   15,286                     $20,972
  10/31/2009                   14,609                     $19,705
  11/30/2009                   15,498                     $20,555
  12/31/2009                   16,578                     $21,947

----------
(1.) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT
     SMALL/MID CAP VALUE FUND for the most recent ten years of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                 Wells Fargo Advantage Variable Trust Funds 55


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Strong stock selection in energy, financials, and materials drove the Fund's significant outperformance.

- On the weaker side, our underweight to retailers that benefited from the broad market recovery detracted from performance.

- We believe that key risks for the coming year are unemployment and weak consumer spending.

STRONG STOCK SELECTION DROVE THE FUND'S OUTPERFORMANCE FOR THE PERIOD.

The equity market declined sharply in the first quarter of 2009, but staged a strong recovery in the ensuing three quarters that led to an overall strong year for equities. The Fund performed well throughout the period and ended the year with returns significantly ahead of its benchmark.

Energy stocks performed strongly after declines in 2008. The Fund's holdings in energy had returns that were twice as high as those seen in the energy holdings of the benchmark. For example, particularly strong performance came from our top energy holding, InterOil Corp, which was up over 450% during the period. The company announced strong results from its drilling program at the Elk/Antelope Field. It bolstered its balance sheet via several financing transactions and is in the process of evolving beyond its upstart roots into a company with producing assets. We believe that the company has massive resource potential and that it is taking the right steps to transform itself into a production company.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF DECEMBER 31, 2009)

InterOil Corporation                     6.64%
Randgold Resources Limited ADR           4.85%
Chimera Investment Corporation           3.66%
Hill International Incorporated          2.14%
3Com Corporation                         2.10%
GEO Group Incorporated                   1.84%
Gentex Corporation                       1.75%
Annaly Capital Management Incorporated   1.73%
Tier Technologies Incorporated Class B   1.69%
Micron Technology Incorporated           1.64%

Overall, we remain positive on the energy sector mainly because the secular supply and demand dynamic has not changed despite relatively soft current demand. The lack of capacity on the supply side cannot be reversed in the short run because exploration-and-development projects are capital-intensive and have long lead times. Demand growth will be driven mainly by non-OECD (Organisation for Economic Co-operation and Development) countries such as China and India. Even with the sharp recovery, we believe our energy holdings trade at reasonable levels and generally have healthy balance sheets due to a strong cycle prior to 2008. The Fund remains invested in a diverse group of companies that, in our opinion, are positioned to benefit from secular growth within the energy sector.

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                 56 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

Our stock selection among financials also contributed strongly to Fund performance. Financials were laggards in the benchmark, but our emphasis on mortgage real estate investment trusts (REITs) that mainly invested in agency mortgage-backed securities (MBS) paid off as those stocks finished the year with strong total returns.

SECTOR DISTRIBUTION(4)
(AS OF DECEMBER 31, 2009)

                                   (PIE CHART)

Materials                (14%)
Consumer Discretionary    (8%)
Consumer Staples          (1%)
Energy                   (25%)
Financials               (18%)
Health Care               (6%)
Industrials              (12%)
Information Technology   (16%)

The Fund's technology holdings also performed well. Our top technology holding, 3Com, was a key performer, up 229% during the 12-month period. The company is in the process of being acquired by Hewlett-Packard. The enterprise networking equipment company has a strong market position in China through its H3C unit, prompting Hewlett-Packard to make the deal in order to quickly enter the fast-growing market. 3Com is among the market leaders in its segments in China. Micron was another key performer as inventory replenishment and improvement in DRAM and NAND pricing drove the stock higher.

On the weak side, the Fund's holdings in the consumer discretionary sector underperformed slightly during the period. Our underweight to retailers that benefited from the broad market recovery detracted from the Fund's performance. We continue to believe that retailers are among the areas that remain susceptible to weaker consumer spending in the coming years. Despite the temporary lift in share prices, we remain underweight to the group.

WHILE WE REMAINED CONSERVATIVELY POSITIONED IN FINANCIAL SERVICES, WE DID TAKE ADVANTAGE OF LOWER VALUATIONS.

During the 12-month period, we selectively added to new regional bank positions to take advantage of lower valuations after a prolonged period of underperfor-mance from the group. While we remain substantially underweight to the group, this marks the first time that we have meaningfully increased our exposure. Over- all, we remain conservatively positioned within financial services because we believe that additional risks are on the horizon in the form of potential losses tied to commercial real estate.

----------
(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund

                 Wells Fargo Advantage Variable Trust Funds 57


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

WE SEE POSITIVE DEVELOPMENTS ON THE ECONOMIC FRONT.

However, investors should not be too quick to equate that with a new rising market for equities. Unemployment and weak consumer spending remain two key risks for the market in 2010. The big market rally that began in March 2009 has, in part, been driven by money previously on the sidelines coming into the market as well as by companies aggressively and preemptively cutting costs. Better-than-expected corporate earnings during the second half of 2009 were more the result of inventory replenishment, rather than top-line growth.

That being said, there are enough positive developments at work to provide optimism for 2010. Our investment process has always emphasized a broader level of diversification through the use of three levels of screening to identify new ideas. We think that the resulting diversification positions the Fund well for the period ahead.

                 58 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF DECEMBER 31, 2009)

                                                                        Expense Ratio
                                                                      -----------------
                              6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
                              ---------   ------   ------   -------   --------   ------
VT Small/Mid Cap Value Fund     36.00      60.18    3.53      5.18      1.69%     1.14%
Russell 2500 Value Index(1)     28.48      27.68    0.84      8.18

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund.

(6.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  60 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood
Thomas O'Connor, CFA

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2009

FUND                                            1 YEAR
----                                            ------
VT Total Return Bond Fund                       11.99%
Barclays Capital U.S. Aggregate Bond Index(1)    5.93%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE VARIABLE TRUST TOTAL RETURN BOND FUND ARE 0.90% AND 1.14%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2010 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF DECEMBER 31, 2009)

                               (PERFORMANCE GRAPH)

                         WELLS FARGO
                        ADVANTAGE VT        BARCLAYS CAPITAL
                        TOTAL RETURN         U.S. AGGREGATE
                         BOND FUND             BOND INDEX
 12/31/1999                10,000                10,000
  1/31/2000                 9,974                 9,967
  2/29/2000                10,098                10,088
  3/31/2000                10,269                10,221
  4/30/2000                10,075                10,191
  5/31/2000                10,027                10,187
  6/30/2000                10,260                10,399
  7/31/2000                10,359                10,493
  8/31/2000                10,532                10,645
  9/30/2000                10,556                10,713
 10/31/2000                10,604                10,783
 11/30/2000                10,747                10,960
 12/31/2000                11,022                11,164
  1/31/2001                11,221                11,347
  2/28/2001                11,361                11,446
  3/31/2001                11,388                11,503
  4/30/2001                11,292                11,455
  5/31/2001                11,364                11,523
  6/30/2001                11,368                11,567
  7/31/2001                11,666                11,826
  8/31/2001                11,806                11,962
  9/30/2001                11,706                12,102
 10/31/2001                12,007                12,355
 11/30/2001                11,952                12,185
 12/31/2001                11,839                12,107
  1/31/2002                11,900                12,205
  2/28/2002                11,968                12,323
  3/31/2002                11,839                12,119
  4/30/2002                12,041                12,354
  5/31/2002                12,152                12,459
  6/30/2002                12,104                12,566
  7/31/2002                12,025                12,718
  8/31/2002                12,267                12,933
  9/30/2002                12,433                13,142
 10/31/2002                12,311                13,082
 11/30/2002                12,476                13,078
 12/31/2002                12,756                13,349
  1/31/2003                12,801                13,360
  2/28/2003                13,030                13,544
  3/31/2003                13,102                13,533
  4/30/2003                13,410                13,645
  5/31/2003                13,732                13,899
  6/30/2003                13,743                13,871
  7/31/2003                13,292                13,405
  8/31/2003                13,419                13,494
  9/30/2003                13,798                13,851
 10/31/2003                13,664                13,722
 11/30/2003                13,685                13,755
 12/31/2003                13,828                13,896
  1/31/2004                13,943                14,007
  2/29/2004                14,096                14,158
  3/31/2004                14,195                14,264
  4/30/2004                13,851                13,893
  5/31/2004                13,799                13,838
  6/30/2004                13,865                13,917
  7/31/2004                14,004                14,055
  8/31/2004                14,257                14,323
  9/30/2004                14,297                14,362
 10/31/2004                14,409                14,482
 11/30/2004                14,293                14,366
 12/31/2004                14,435                14,499
  1/31/2005                14,520                14,590
  2/28/2005                14,446                14,504
  3/31/2005                14,346                14,430
  4/30/2005                14,532                14,625
  5/31/2005                14,692                14,783
  6/30/2005                14,765                14,864
  7/31/2005                14,625                14,729
  8/31/2005                14,803                14,917
  9/30/2005                14,641                14,764
 10/31/2005                14,525                14,647
 11/30/2005                14,572                14,711
 12/31/2005                14,709                14,851
  1/31/2006                14,697                14,853
  2/28/2006                14,745                14,902
  3/31/2006                14,602                14,756
  4/30/2006                14,578                14,729
  5/31/2006                14,556                14,713
  6/30/2006                14,579                14,744
  7/31/2006                14,772                14,943
  8/31/2006                14,981                15,171
  9/30/2006                15,114                15,305
 10/31/2006                15,203                15,406
 11/30/2006                15,384                15,585
 12/31/2006                15,270                15,494
  1/31/2007                15,266                15,488
  2/28/2007                15,510                15,727
  3/31/2007                15,491                15,727
  4/30/2007                15,581                15,812
  5/31/2007                15,450                15,692
  6/30/2007                15,398                15,646
  7/31/2007                15,505                15,776
  8/31/2007                15,678                15,970
  9/30/2007                15,787                16,091
 10/31/2007                15,914                16,235
 11/30/2007                16,168                16,527
 12/31/2007                16,216                16,574
  1/31/2008                16,457                16,852
  2/29/2008                16,467                16,876
  3/31/2008                16,494                16,933
  4/30/2008                16,507                16,898
  5/31/2008                16,388                16,774
  6/30/2008                16,402                16,760
  7/31/2008                16,333                16,747
  8/31/2008                16,469                16,906
  9/30/2008                16,250                16,679
 10/31/2008                15,611                16,285
 11/30/2008                15,986                16,815
 12/31/2008                16,603                17,442
  1/31/2009                16,709                17,289
  2/28/2009                16,707                17,223
  3/31/2009                17,016                17,463
  4/30/2009                17,202                17,546
  5/31/2009                17,444                17,674
  6/30/2009                17,616                17,774
  7/31/2009                18,022                18,061
  8/31/2009                18,265                18,248
  9/30/2009                18,490                18,439
 10/31/2009                18,627                18,530
 11/30/2009                18,871                18,770
 12/31/2009                18,594                18,477

----------
(1.) The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays
     Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE VT TOTAL
     RETURN BOND FUND for the most recent ten years of the Fund with the Barclays Capital U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 61


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark as liquidity returned to the credit markets.

- Overweight positions in the corporate, commercial-backed (CMBS), asset-backed (ABS), and mortgage-backed (MBS) sectors contributed to the Fund's relative performance. Good security selection also helped the Fund's relative performance.

-    Our underweight to the agency sector detracted from performance.

DURING THE 12-MONTH PERIOD, WE SAW THE FINANCIAL MARKETS TRANSITION FROM THE BRINK OF COLLAPSE TO A STATE OF BUYING FRENZY THAT LEFT INVESTMENT MANAGERS AND WALL STREET LOOKING FOR MORE.

Government policy intervention stands behind the remarkable rehabilitation of the U.S. markets in 2009. The Fed's $1.25 trillion agency mortgage-backed-securities (MBS) purchase program caused significant spread tightening, which more than offset competing forces such as tighter underwriting standards and a weak housing market. Technicals became very supportive in the second quarter of 2009 and remained that way through the end of the 12-month period. Mutual fund inflows into investment-grade bond funds have been extraordinary. Investors have not slowed down their investments even though yields are low. Performance of U.S. Treasuries provided further evidence of risk resumption in spread products. The Barclays Capital U.S. Treasury Index returned -3.6% for 2009, the worst return since 1973. While macroeconomic factors were mixed, corporate earnings were largely positive, albeit driven by cost reductions more than by top-line revenue growth. Heading into 2010, spreads are tightening and the U.S. economy and financial system seem to be on the mend from our perspective.

PORTFOLIO ALLOCATION(3)
(AS OF DECEMBER 31, 2009)

                                  (PIE CHART)

Collateralized Mortgage Obligations                              (7%)
Asset-Backed Securities/Commercial Mortgage-Backed Securities   (21%)
Mortgage-Backed Securities                                      (36%)
Corporate Bonds & Notes                                         (26%)
U.S. Treasury Securities                                        (10%)

Our investment strategy outperformed the benchmark for the 12-month period. Overweights and security selection in CMBS, ABS, MBS, and corporate sectors all contributed to the Fund's relative performance. Our underweight to the agency sector detracted from performance.

OUR CHANGES CENTERED ON ADJUSTING OUR EXPOSURE TO DIFFERENT SECTORS.

During the period, the Fund maintained sector overweights to both CMBS and ABS. We slightly reduced the CMBS overweight from 2.4% to 1.9% during the period. The ABS

----------
(3.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                  62 Wells Fargo Advantage Variable Trust Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

sector overweight was also gradually decreased during the 12-month period from 8.5% to 4.8% due to strong relative performance. The Fund's exposure to mortgages began the period as the largest sector overweight; it was subsequently reduced at mid-year and became a slight underweight during the last quarter of 2009. Corporate sector positioning began the year neutral to the benchmark. An overweight was established in the second quarter of 2009 and was the largest sector overweight during the fourth quarter of 2009.

Compared to our benchmark, we are maintaining an overweight in corporates, CMBS, and AAA-rated(4) consumer ABS securities that offer good relative value. Our corporate overweight features financial institutions, high-quality, non-U.S. sovereigns, Real Estate Investment Trusts (REITs), and energy. Our underweights are retail, consumer products, and railroads. In mortgage securities, we maintained neutral weighting favoring the 30-year, 4.5% fixed-rate mortgage pools.

WE CLOSED THE 12-MONTH PERIOD WITH A SENSE OF OPTIMISM AND ARE BULLISH ON CREDIT, ABS, AND COMMERCIAL REAL ESTATE SPREADS.

Corporate credit metrics continue to improve, justifying lower spreads. The technical environment in the corporate, ABS, and CMBS sectors is also strong as investor demand for paper increased significantly into the end of 2009. In our opinion, an improving economy in 2010 should help to stabilize the ABS and CMBS sectors and improve fundamentals.

It already seems like a distant memory, yet it was only a year ago, that the financial system was on the brink of collapse and spreads across the fixed-income markets were at some of the widest levels we had ever seen. As we begin 2010, spreads are tightening and the U.S. economy and financial system are on the mend. Government policy intervention was the primary support for the remarkable rehabilitation in the credit and structured product markets in 2009. As such, policy error stands as the greatest risk to the outlook. By transferring the risk underlying the credit crisis to governments, sovereign risk has become a new focal point of credit uncertainty.

For 2010, we expect more normalized returns across spread sectors. Global liquidity continues to reflate the credit markets and the compression in spreads is likely to persist. Returns in 2009, when the credit, CMBS, and ABS sectors generated excess returns versus U.S. Treasuries of 16.04%, 28.45%, and 24.72%, respectively, will not be repeated, in our view. The potential end of government-sponsored programs will likely lead to increased volatility in the coming months. The return of broad-based liquidity across sectors creates good relative value trading opportunities for our investment style.

----------
(4.) The ratings indicated are from Standard & Poor's. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                  Wells Fargo Advantage Variable Trust Funds 63


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2009)

                                                                                          Expense Ratio
                                                                                        -----------------
                                                6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
                                                ---------   ------   ------   -------   --------   ------
VT Total Return Bond Fund                         5.55       11.99    5.19      6.40      1.14%     0.90%
Barclays Capital U.S. Aggregate Bond Index(1)     3.95        5.93    4.97      6.33

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset- backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5.) Reflects the gross expense ratio as stated in the May 1, 2009 prospectus.

(6.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                  64 Wells Fargo Advantage Variable Trust Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2009 to December 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                07-01-2009      12-31-2009    the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT ASSET ALLOCATION FUND
   Actual                                       $1,000.00       $1,179.30        $5.49          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%
VT C&B LARGE CAP VALUE FUND
   Actual                                       $1,000.00       $1,233.10        $5.63          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%
VT DISCOVERY FUND
   Actual                                       $1,000.00       $1,268.20        $6.57          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.41        $5.85          1.15%
VT EQUITY INCOME FUND
   Actual                                       $1,000.00       $1,187.90        $5.51          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%
VT INTERNATIONAL CORE FUND
   Actual                                       $1,000.00       $1,202.20        $5.55          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%
VT LARGE COMPANY CORE FUND
   Actual                                       $1,000.00       $1,248.50        $5.67          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%

                  Wells Fargo Advantage Variable Trust Funds 65


Fund Expenses (Unaudited)

                                                 Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                07-01-2009      12-31-2009    the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT LARGE COMPANY GROWTH FUND
   Actual                                       $1,000.00       $1,235.10        $5.63          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.16        $5.09          1.00%
VT MONEY MARKET FUND
   Actual                                       $1,000.00       $1,000.10        $3.08          0.61%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.13        $3.11          0.61%
VT OPPORTUNITY FUND
   Actual                                       $1,000.00       $1,240.50        $6.04          1.07%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.81        $5.45          1.07%
VT SMALL CAP GROWTH FUND
   Actual                                       $1,000.00       $1,254.90        $6.82          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.16        $6.11          1.20%
VT SMALL/MID CAP VALUE FUND
   Actual                                       $1,000.00       $1,360.00        $6.78          1.14%
   Hypothetical (5% Return before expenses      $1,000.00       $1,019.46        $5.80          1.14%
VT TOTAL RETURN BOND FUND
   Actual                                       $1,000.00       $1,055.50        $4.40          0.85%
   Hypothetical (5% Return before expenses      $1,000.00       $1,020.92        $4.33          0.85%

----------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  66 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 58.35%
AEROSPACE, DEFENSE: 0.12%
           2,551   RAYTHEON COMPANY                                                                 $      131,428
                                                                                                    --------------
APPAREL & ACCESSORY STORES: 0.27%
             585   ABERCROMBIE & FITCH COMPANY CLASS A                                                      20,387
           3,169   GAP INCORPORATED                                                                         66,391
           2,041   KOHL'S CORPORATION+                                                                     110,071
           1,780   LIMITED BRANDS INCORPORATED                                                              34,247
           1,100   NORDSTROM INCORPORATED                                                                   41,338
             832   ROSS STORES INCORPORATED                                                                 35,535
                                                                                                           307,969
                                                                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
             382   POLO RALPH LAUREN CORPORATION                                                            30,934
             591   VF CORPORATION                                                                           43,285
                                                                                                            74,219
                                                                                                    --------------
AUTO & TRUCKS: 0.19%
          22,015   FORD MOTOR COMPANY+                                                                     220,150
                                                                                                    --------------
AUTO PARTS & EQUIPMENT: 0.11%
           4,467   JOHNSON CONTROLS INCORPORATED                                                           121,681
                                                                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
             615   AUTONATION INCORPORATED+                                                                 11,777
             199   AUTOZONE INCORPORATED+                                                                   31,456
             913   O'REILLY AUTOMOTIVE INCORPORATED+                                                        34,804
                                                                                                            78,037
                                                                                                    --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
             373   RYDER SYSTEM INCORPORATED                                                                15,356
                                                                                                    --------------
BASIC MATERIALS: 0.02%
             526   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                          21,640
                                                                                                    --------------
BEVERAGES: 0.78%
          15,425   THE COCA-COLA COMPANY                                                                   879,225
                                                                                                    --------------
BIOPHARMACEUTICALS: 0.48%
           3,059   CELGENE CORPORATION+                                                                    170,325
             497   CEPHALON INCORPORATED+                                                                   31,018
           1,766   GENZYME CORPORATION+                                                                     86,552
           5,990   GILEAD SCIENCES INCORPORATED+                                                           259,247
                                                                                                           547,142
                                                                                                    --------------
BIOTECHNOLOGY: 0.48%
           6,737   AMGEN INCORPORATED+                                                                     381,112
           1,925   BIOGEN IDEC INCORPORATED+                                                               102,988
           1,187   LIFE TECHNOLOGIES CORPORATION+                                                           61,997
                                                                                                           546,097
                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%
           1,839   D.R. HORTON INCORPORATED                                                                 19,990
           1,073   LENNAR CORPORATION CLASS A                                                               13,702
           2,101   PULTE HOMES INCORPORATED                                                                 21,010
                                                                                                            54,702
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 67


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.56%
             878   FASTENAL COMPANY                                                                 $       36,560
          11,319   HOME DEPOT INCORPORATED                                                                 327,459
           9,799   LOWE'S COMPANIES INCORPORATED                                                           229,199
             633   SHERWIN-WILLIAMS COMPANY                                                                 39,024
                                                                                                           632,242
                                                                                                    --------------
BUSINESS SERVICES: 2.26%
           3,486   ADOBE SYSTEMS INCORPORATED+                                                             128,215
             650   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                       38,799
           1,529   AUTODESK INCORPORATED+                                                                   38,852
           3,359   AUTOMATIC DATA PROCESSING INCORPORATED                                                  143,832
           1,220   BMC SOFTWARE INCORPORATED+                                                               48,922
           2,639   CA INCORPORATED                                                                          59,272
           1,218   CITRIX SYSTEMS INCORPORATED+                                                             50,681
           1,961   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                      88,833
           1,014   COMPUTER SCIENCES CORPORATION+                                                           58,335
           1,534   COMPUWARE CORPORATION+                                                                   11,091
             841   EQUIFAX INCORPORATED                                                                     25,978
           2,182   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                      51,146
           1,024   FISERV INCORPORATED+                                                                     49,644
           1,214   IMS HEALTH INCORPORATED                                                                  25,567
           3,236   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                             23,882
           2,108   INTUIT INCORPORATED+                                                                     64,737
           1,204   IRON MOUNTAIN INCORPORATED+                                                              27,403
           3,497   JUNIPER NETWORKS INCORPORATED+                                                           93,265
             639   MASTERCARD INCORPORATED CLASS A                                                         163,571
           1,050   MCAFEE INCORPORATED+                                                                     42,599
             836   MONSTER WORLDWIDE INCORPORATED+                                                          14,546
           2,308   NOVELL INCORPORATED+                                                                      9,578
           2,071   OMNICOM GROUP INCORPORATED                                                               81,080
          26,031   ORACLE CORPORATION                                                                      638,801
           1,250   RED HAT INCORPORATED+                                                                    38,625
           1,005   ROBERT HALF INTERNATIONAL INCORPORATED                                                   26,864
             731   SALESFORCE.COM INCORPORATED+                                                             53,926
           5,015   SUN MICROSYSTEMS INCORPORATED+                                                           46,991
           5,396   SYMANTEC CORPORATION+                                                                    96,534
           1,312   TOTAL SYSTEM SERVICES INCORPORATED                                                       22,658
           1,280   VERISIGN INCORPORATED+                                                                   31,027
           2,981   VISA INCORPORATED CLASS A SHARES                                                        260,718
                                                                                                         2,555,972
                                                                                                    --------------
CASINO & GAMING: 0.06%
           1,977   INTERNATIONAL GAME TECHNOLOGY                                                            37,108
             459   WYNN RESORTS LIMITED                                                                     26,728
                                                                                                            63,836
                                                                                                    --------------
CHEMICALS: 0.36%
           7,613   DOW CHEMICAL COMPANY                                                                    210,347
           6,016   E.I. DU PONT DE NEMOURS & COMPANY                                                       202,559
                                                                                                           412,906
                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 0.76%
           1,409   AIR PRODUCTS & CHEMICALS INCORPORATED                                                   114,214
             546   AIRGAS INCORPORATED                                                                      25,990
             323   CF INDUSTRIES HOLDINGS INCORPORATED                                                      29,322

                  68 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
CHEMICALS & ALLIED PRODUCTS (continued)
             484   EASTMAN CHEMICAL COMPANY                                                         $       29,156
           1,581   ECOLAB INCORPORATED                                                                      70,481
             481   FMC CORPORATION                                                                          26,821
           3,628   MONSANTO COMPANY                                                                        296,589
           1,111   PPG INDUSTRIES INCORPORATED                                                              65,038
           2,042   PRAXAIR INCORPORATED                                                                    163,993
             810   SIGMA-ALDRICH CORPORATION                                                                40,929
                                                                                                           862,533
                                                                                                    --------------
COAL MINING: 0.15%
           1,203   CONSOL ENERGY INCORPORATED                                                               59,909
             569   MASSEY ENERGY COMPANY                                                                    23,904
           1,783   PEABODY ENERGY CORPORATION                                                               80,609
                                                                                                           164,422
                                                                                                    --------------
COMMERCIAL SERVICES: 0.09%
           2,141   PAYCHEX INCORPORATED                                                                     65,600
           2,038   SAIC INCORPORATED+                                                                       38,600
                                                                                                           104,200
                                                                                                    --------------
COMMUNICATIONS: 2.30%
          39,283   AT&T INCORPORATED                                                                     1,101,103
           1,980   CENTURYTEL INCORPORATED                                                                  71,699
          19,004   COMCAST CORPORATION CLASS A                                                             320,407
           1,736   METROPCS COMMUNICATIONS INCORPORATED+                                                    13,246
          14,999   NEWS CORPORATION CLASS A                                                                205,336
           9,885   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                          41,616
             595   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                24,693
          19,764   SPRINT NEXTEL CORPORATION+                                                               72,336
           2,346   TIME WARNER CABLE INCORPORATED                                                           97,101
          18,910   VERIZON COMMUNICATIONS INCORPORATED                                                     626,488
           2,907   WINDSTREAM CORPORATION                                                                   31,948
                                                                                                         2,605,973
                                                                                                    --------------
COMPUTER SOFTWARE & SERVICES: 0.03%
           1,140   AKAMAI TECHNOLOGIES INCORPORATED+                                                        28,876
                                                                                                    --------------
COMPUTERS - MEMORY DEVICES: 0.21%
          13,579   EMC CORPORATION+                                                                        237,225
                                                                                                    --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
           1,396   QUANTA SERVICES INCORPORATED+                                                            29,093
                                                                                                    --------------
COSMETICS, PERSONAL CARE: 1.39%
           2,842   AVON PRODUCTS INCORPORATED                                                               89,523
           3,309   COLGATE-PALMOLIVE COMPANY                                                               271,834
             785   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                              37,963
          19,450   PROCTER & GAMBLE COMPANY                                                              1,179,254
                                                                                                         1,578,574
                                                                                                    --------------
CRUDE PETROLEUM & NATURAL GAS: 0.07%
           1,154   NOBLE ENERGY INCORPORATED                                                                82,188
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 4.34%
          66,150   BANK OF AMERICA CORPORATION                                                             996,219
           8,016   BANK OF NEW YORK MELLON CORPORATION                                                     224,208

                  Wells Fargo Advantage Variable Trust Funds 69


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
DEPOSITORY INSTITUTIONS (continued)
           4,577   BB&T CORPORATION                                                                 $      116,118
         129,813   CITIGROUP INCORPORATED                                                                  429,681
           1,006   COMERICA INCORPORATED                                                                    29,747
           5,294   FIFTH THIRD BANCORP                                                                      51,617
           1,477   FIRST HORIZON NATIONAL CORPORATION+                                                      19,796
           3,147   HUDSON CITY BANCORP INCORPORATED                                                         43,208
           4,760   HUNTINGTON BANCSHARES INCORPORATED                                                       17,374
          26,233   JPMORGAN CHASE & COMPANY                                                              1,093,139
           5,848   KEYCORP                                                                                  32,456
             550   M&T BANK CORPORATION                                                                     36,790
           3,492   MARSHALL & ILSLEY CORPORATION                                                            19,031
           1,607   NORTHERN TRUST CORPORATION                                                               84,207
           3,071   PNC FINANCIAL SERVICES GROUP                                                            162,118
           7,908   REGIONS FINANCIAL CORPORATION                                                            41,833
           3,293   STATE STREET CORPORATION                                                                143,377
           3,322   SUNTRUST BANKS INCORPORATED                                                              67,403
          12,731   US BANCORP                                                                              286,575
          34,025   WELLS FARGO & COMPANY(l)                                                                918,335
           4,607   WESTERN UNION COMPANY                                                                    86,842
             920   ZIONS BANCORPORATION                                                                     11,804
                                                                                                         4,911,878
                                                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
           1,211   JANUS CAPITAL GROUP INCORPORATED                                                         16,288
                                                                                                    --------------
E-COMMERCE/SERVICES: 0.48%
           2,219   AMAZON.COM INCORPORATED+                                                                298,500
           7,488   EBAY INCORPORATED+                                                                      176,268
             292   PRICELINE.COM INCORPORATED+                                                              63,802
                                                                                                           538,570
                                                                                                    --------------
EATING & DRINKING PLACES: 0.52%
             929   DARDEN RESTAURANTS INCORPORATED                                                          32,580
           7,184   MCDONALD'S CORPORATION                                                                  448,569
           3,113   YUM! BRANDS INCORPORATED                                                                108,862
                                                                                                           590,011
                                                                                                    --------------
EDUCATIONAL SERVICES: 0.07%
             855   APOLLO GROUP INCORPORATED CLASS A+                                                       51,796
             411   DEVRY INCORPORATED                                                                       23,316
                                                                                                            75,112
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.44%
           4,444   AES CORPORATION+                                                                         59,150
           1,128   ALLEGHENY ENERGY INCORPORATED                                                            26,485
           1,577   AMEREN CORPORATION                                                                       44,077
           3,179   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                            110,597
           2,598   CENTERPOINT ENERGY INCORPORATED                                                          37,697
           1,528   CMS ENERGY CORPORATION                                                                   23,928
           1,868   CONSOLIDATED EDISON INCORPORATED                                                         84,863
           1,337   CONSTELLATION ENERGY GROUP INCORPORATED                                                  47,022
           3,975   DOMINION RESOURCES INCORPORATED                                                         154,707
           1,097   DTE ENERGY COMPANY                                                                       47,818
           8,684   DUKE ENERGY CORPORATION                                                                 149,452
           2,168   EDISON INTERNATIONAL                                                                     75,403

                  70 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           4,668   EL PASO CORPORATION                                                              $       45,886
           1,257   ENTERGY CORPORATION                                                                     102,873
           4,389   EXELON CORPORATION                                                                      214,490
           2,029   FIRSTENERGY CORPORATION                                                                  94,247
           2,751   FPL GROUP INCORPORATED                                                                  145,308
           2,079   FRONTIER COMMUNICATIONS CORPORATION                                                      16,237
             508   INTEGRYS ENERGY GROUP INCORPORATED                                                       21,331
             301   NICOR INCORPORATED                                                                       12,672
           1,835   NISOURCE INCORPORATED                                                                    28,222
           1,168   NORTHEAST UTILITIES                                                                      30,123
           1,475   PEPCO HOLDINGS INCORPORATED                                                              24,854
           2,469   PG&E CORPORATION                                                                        110,241
             674   PINNACLE WEST CAPITAL CORPORATION                                                        24,655
           2,510   PPL CORPORATION                                                                          81,098
           1,861   PROGRESS ENERGY INCORPORATED                                                             76,320
           3,368   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                            111,986
           1,160   QUESTAR CORPORATION                                                                      48,221
           2,151   REPUBLIC SERVICES INCORPORATED                                                           60,895
             737   SCANA CORPORATION                                                                        27,770
           1,640   SEMPRA ENERGY                                                                            91,807
           4,305   SPECTRA ENERGY CORPORATION                                                               88,296
             560   STERICYCLE INCORPORATED+                                                                 30,895
           1,423   TECO ENERGY INCORPORATED                                                                 23,081
           5,327   THE SOUTHERN COMPANY                                                                    177,496
           3,259   WASTE MANAGEMENT INCORPORATED                                                           110,187
             778   WISCONSIN ENERGY CORPORATION                                                             38,768
           3,039   XCEL ENERGY INCORPORATED                                                                 64,488
                                                                                                         2,763,646
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.10%
           3,748   ADVANCED MICRO DEVICES INCORPORATED+                                                     36,281
           1,966   ALTERA CORPORATION                                                                       44,491
           1,141   AMPHENOL CORPORATION CLASS A                                                             52,691
           1,942   ANALOG DEVICES INCORPORATED                                                              61,328
           2,867   BROADCOM CORPORATION CLASS A+                                                            90,167
          38,295   CISCO SYSTEMS INCORPORATED+                                                             916,782
           5,007   EMERSON ELECTRIC COMPANY                                                                213,298
             322   FIRST SOLAR INCORPORATED+                                                                43,599
          70,881   GENERAL ELECTRIC COMPANY                                                              1,072,430
             461   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                             16,264
             876   HARRIS CORPORATION                                                                       41,654
           1,269   JABIL CIRCUIT INCORPORATED                                                               22,043
           1,481   JDS UNIPHASE CORPORATION+                                                                12,218
           1,137   KLA-TENCOR CORPORATION                                                                   41,114
             773   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                 67,212
           1,485   LINEAR TECHNOLOGY CORPORATION                                                            45,352
           4,348   LSI LOGIC CORPORATION+                                                                   26,131
           1,488   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                  20,267
           1,222   MICROCHIP TECHNOLOGY INCORPORATED                                                        35,511
           5,657   MICRON TECHNOLOGY INCORPORATED+                                                          59,738
             902   MOLEX INCORPORATED                                                                       19,438
           1,575   NATIONAL SEMICONDUCTOR CORPORATION                                                       24,192
           2,256   NETAPP INCORPORATED+                                                                     77,584
             645   NOVELLUS SYSTEMS INCORPORATED+                                                           15,054
           3,694   NVIDIA CORPORATION+                                                                      69,004
             762   QLOGIC CORPORATION+                                                                      14,379

                  Wells Fargo Advantage Variable Trust Funds 71


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           1,046   ROCKWELL COLLINS INCORPORATED                                                    $       57,907
           2,570   TELLABS INCORPORATED+                                                                    14,598
           8,340   TEXAS INSTRUMENTS INCORPORATED                                                          217,340
             494   WHIRLPOOL CORPORATION                                                                    39,846
           1,843   XILINX INCORPORATED                                                                      46,186
                                                                                                         3,514,099
                                                                                                    --------------
ELECTRONIC COMPUTERS: 1.73%
          15,784   HEWLETT-PACKARD COMPANY                                                                 813,034
           8,744   INTERNATIONAL BUSINESS MACHINES CORPORATION                                           1,144,590
                                                                                                         1,957,624
                                                                                                    --------------
ENGINEERING CONSTRUCTION: 0.05%
           1,191   FLUOR CORPORATION                                                                        53,643
                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.06%
             827   JACOBS ENGINEERING GROUP INCORPORATED+                                                   31,103
           1,306   MOODY'S CORPORATION                                                                      35,001
                                                                                                            66,104
                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.15%
             626   BALL CORPORATION                                                                         32,364
           2,567   ILLINOIS TOOL WORKS INCORPORATED                                                        123,190
             384   SNAP-ON INCORPORATED                                                                     16,228
                                                                                                           171,782
                                                                                                    --------------
FOOD: 0.16%
           2,948   CONAGRA FOODS INCORPORATED                                                               67,951
           3,939   SYSCO CORPORATION                                                                       110,056
                                                                                                           178,007
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 1.68%
           4,276   ARCHER DANIELS MIDLAND COMPANY                                                          133,882
           1,264   CAMPBELL SOUP COMPANY                                                                    42,723
           2,115   COCA-COLA ENTERPRISES INCORPORATED                                                       44,838
           1,327   CONSTELLATION BRANDS INCORPORATED CLASS A+                                               21,139
           1,201   DEAN FOODS COMPANY+                                                                      21,666
           1,691   DR PEPPER SNAPPLE GROUP INCORPORATED                                                     47,855
           2,174   GENERAL MILLS INCORPORATED                                                              153,941
           2,101   H.J. HEINZ COMPANY                                                                       89,839
             464   HORMEL FOODS CORPORATION                                                                 17,841
             792   JM SMUCKER COMPANY                                                                       48,906
           1,692   KELLOGG COMPANY                                                                          90,014
           9,833   KRAFT FOODS INCORPORATED CLASS A                                                        267,261
             871   MCCORMICK & COMPANY INCORPORATED                                                         31,469
           1,361   MEAD JOHNSON & COMPANY                                                                   59,476
           1,046   MOLSON COORS BREWING COMPANY                                                             47,237
             958   PEPSI BOTTLING GROUP INCORPORATED                                                        35,925
          10,388   PEPSICO INCORPORATED                                                                    631,590
           4,642   SARA LEE CORPORATION                                                                     56,540
           1,106   THE HERSHEY COMPANY                                                                      39,584
           2,031   TYSON FOODS INCORPORATED CLASS A                                                         24,920
                                                                                                         1,906,646
                                                                                                    --------------

                  72 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
FOOD STORES: 0.27%
           4,332   KROGER COMPANY                                                                   $       88,936
           2,705   SAFEWAY INCORPORATED                                                                     57,589
           4,945   STARBUCKS CORPORATION+                                                                  114,032
           1,411   SUPERVALU INCORPORATED                                                                   17,934
             936   WHOLE FOODS MARKET INCORPORATED+                                                         25,693
                                                                                                           304,184
                                                                                                    --------------
FOOTWEAR: 0.15%
           2,593   NIKE INCORPORATED CLASS B                                                               171,320
                                                                                                    --------------
FORESTRY: 0.05%
           1,407   WEYERHAEUSER COMPANY                                                                     60,698
                                                                                                    --------------
FURNITURE & FIXTURES: 0.05%
           1,012   LEGGETT & PLATT INCORPORATED                                                             20,645
           2,390   MASCO CORPORATION                                                                        33,006
                                                                                                            53,651
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 1.11%
             550   BIG LOTS INCORPORATED+                                                                   15,939
             923   FAMILY DOLLAR STORES INCORPORATED                                                        25,687
           1,570   JCPENNEY COMPANY INCORPORATED                                                            41,778
           2,802   MACY'S INCORPORATED                                                                      46,962
             323   SEARS HOLDINGS CORPORATION+                                                              26,954
           5,008   TARGET CORPORATION                                                                      242,237
           2,794   TJX COMPANIES INCORPORATED                                                              102,121
          14,204   WAL-MART STORES INCORPORATED                                                            759,204
                                                                                                         1,260,882
                                                                                                    --------------
HEALTH CARE: 0.05%
           1,079   HOSPIRA INCORPORATED+                                                                    55,029
                                                                                                    --------------
HEALTH SERVICES: 0.21%
           2,414   CARDINAL HEALTH INCORPORATED                                                             77,827
             680   DAVITA INCORPORATED+                                                                     39,943
           1,130   HUMANA INCORPORATED+                                                                     49,596
             706   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                              52,837
           2,882   TENET HEALTHCARE CORPORATION+                                                            15,534
                                                                                                           235,737
                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.66%
             778   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                        12,386
             542   AVALONBAY COMMUNITIES INCORPORATED                                                       44,504
             923   BOSTON PROPERTIES INCORPORATED                                                           61,906
           1,838   EQUITY RESIDENTIAL                                                                       62,088
           1,951   HCP INCORPORATED                                                                         59,584
           4,112   HOST HOTELS & RESORTS INCORPORATED                                                       47,987
           2,674   KIMCO REALTY CORPORATION                                                                 36,179
           1,083   PLUM CREEK TIMBER COMPANY                                                                40,894
           3,150   PROLOGIS                                                                                 43,124
             902   PUBLIC STORAGE INCORPORATED                                                              73,468
           1,898   SIMON PROPERTY GROUP INCORPORATED                                                       151,460
           1,042   VENTAS INCORPORATED                                                                      45,577
           1,046   VORNADO REALTY TRUST                                                                     73,157
                                                                                                           752,314
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 73


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.06%
           1,748   BED BATH & BEYOND INCORPORATED+                                                  $       67,525
                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
           1,688   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                              46,007
           1,244   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                         45,493
           1,189   WYNDHAM WORLDWIDE CORPORATION                                                            23,982
                                                                                                           115,482
                                                                                                    --------------
HOUSEHOLD PRODUCTS, WARE: 0.14%
             750   AVERY DENNISON CORPORATION                                                               27,368
             930   CLOROX COMPANY                                                                           56,730
           1,000   FORTUNE BRANDS INCORPORATED                                                              43,200
           1,848   NEWELL RUBBERMAID INCORPORATED                                                           27,738
                                                                                                           155,036
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.34%
           4,712   3M COMPANY                                                                              389,541
           5,995   APPLE INCORPORATED+                                                                   1,264,106
           8,878   APPLIED MATERIALS INCORPORATED                                                          123,759
             400   BLACK & DECKER CORPORATION                                                               25,932
           1,627   CAMERON INTERNATIONAL CORPORATION+                                                       68,009
           4,145   CATERPILLAR INCORPORATED                                                                236,224
           1,343   CUMMINS INCORPORATED                                                                     61,590
           2,815   DEERE & COMPANY                                                                         152,263
          11,462   DELL INCORPORATED+<<                                                                    164,594
           1,239   DOVER CORPORATION                                                                        51,555
           1,103   EATON CORPORATION                                                                        70,173
             371   FLOWSERVE CORPORATION                                                                    35,071
             813   FMC TECHNOLOGIES INCORPORATED+                                                           47,024
          36,760   INTEL CORPORATION                                                                       749,904
             519   LEXMARK INTERNATIONAL INCORPORATED+                                                      13,484
             778   PALL CORPORATION                                                                         28,164
           1,069   PARKER HANNIFIN CORPORATION                                                              57,598
           1,378   PITNEY BOWES INCORPORATED                                                                31,363
           1,519   SANDISK CORPORATION+                                                                     44,036
           1,647   SMITH INTERNATIONAL INCORPORATED                                                         44,749
             535   STANLEY WORKS                                                                            27,558
           1,139   TERADATA CORPORATION+                                                                    35,799
           1,500   WESTERN DIGITAL CORPORATION+                                                             66,225
                                                                                                         3,788,721
                                                                                                    --------------
INFORMATION & BUSINESS SERVICES: 1.00%
           1,605   GOOGLE INCORPORATED CLASS A+                                                            995,068
           7,927   YAHOO! INCORPORATED+                                                                    133,015
                                                                                                         1,128,083
                                                                                                    --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.07%
           3,511   MARSH & MCLENNAN COMPANIES INCORPORATED                                                  77,523
                                                                                                    --------------
INSURANCE CARRIERS: 1.86%
           2,885   AETNA INCORPORATED                                                                       91,455
           3,114   AFLAC INCORPORATED                                                                      144,023
           3,571   ALLSTATE CORPORATION                                                                    107,273
             896   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                               26,868
           1,823   AON CORPORATION                                                                          69,894
             777   ASSURANT INCORPORATED                                                                    22,906
           2,273   CHUBB CORPORATION                                                                       111,786

                  74 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
INSURANCE CARRIERS (continued)
           1,820   CIGNA CORPORATION                                                                $       64,191
           1,083   CINCINNATI FINANCIAL CORPORATION                                                         28,418
           3,252   GENWORTH FINANCIAL INCORPORATED+                                                         36,910
           2,549   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                           59,290
           1,262   LEUCADIA NATIONAL CORPORATION                                                            30,023
           2,010   LINCOLN NATIONAL CORPORATION                                                             50,009
           2,402   LOEWS CORPORATION                                                                        87,313
           5,450   METLIFE INCORPORATED                                                                    192,658
           2,123   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                   51,037
           3,088   PRUDENTIAL FINANCIAL INCORPORATED                                                       153,659
           4,488   THE PROGRESSIVE CORPORATION                                                              80,739
           3,637   THE TRAVELERS COMPANIES INCORPORATED                                                    181,341
             551   TORCHMARK CORPORATION                                                                    24,216
           7,735   UNITEDHEALTH GROUP INCORPORATED                                                         235,763
           2,208   UNUMPROVIDENT CORPORATION                                                                43,100
           3,051   WELLPOINT INCORPORATED+                                                                 177,843
           2,277   XL CAPITAL LIMITED CLASS A                                                               41,737
                                                                                                         2,112,452
                                                                                                    --------------
LEATHER & LEATHER PRODUCTS: 0.07%
           2,123   COACH INCORPORATED                                                                       77,553
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.82%
           2,297   AGILENT TECHNOLOGIES INCORPORATED+                                                       71,368
           1,578   BECTON DICKINSON & COMPANY                                                              124,441
          10,055   BOSTON SCIENTIFIC CORPORATION+                                                           90,495
             642   C.R. BARD INCORPORATED                                                                   50,012
           1,179   CAREFUSION CORPORATION+                                                                  29,487
           1,732   DANAHER CORPORATION                                                                     130,246
           1,012   DENTSPLY INTERNATIONAL INCORPORATED                                                      35,592
           1,785   EASTMAN KODAK COMPANY                                                                     7,533
           1,010   FLIR SYSTEMS INCORPORATED+                                                               33,047
             370   MILLIPORE CORPORATION+                                                                   26,770
             777   PERKINELMER INCORPORATED                                                                 15,998
           1,033   QUEST DIAGNOSTICS INCORPORATED                                                           62,373
             946   ROCKWELL AUTOMATION INCORPORATED                                                         44,443
             606   ROPER INDUSTRIES INCORPORATED                                                            31,736
           1,164   TERADYNE INCORPORATED+                                                                   12,490
           2,718   THERMO FISHER SCIENTIFIC INCORPORATED+                                                  129,621
             630   WATERS CORPORATION+                                                                      39,035
                                                                                                           934,687
                                                                                                    --------------
MEDIA - COMMUNICATION: 0.19%
           6,369   DIRECTV+                                                                                212,406
                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.46%
             254   INTUITIVE SURGICAL INCORPORATED+                                                         77,043
           7,368   MEDTRONIC INCORPORATED                                                                  324,045
           2,225   ST. JUDE MEDICAL INCORPORATED+                                                           81,836
             828   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                     38,792
                                                                                                           521,716
                                                                                                    --------------
MEDICAL MANAGEMENT SERVICES: 0.34%
             985   COVENTRY HEALTH CARE INCORPORATED+                                                       23,926
           1,828   EXPRESS SCRIPTS INCORPORATED+                                                           158,031
           3,173   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                    202,786
                                                                                                           384,743
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 75


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
MEDICAL PRODUCTS: 0.48%
           2,047   ALLERGAN INCORPORATED                                                                 $ 128,981
           4,013   BAXTER INTERNATIONAL INCORPORATED                                                       235,483
           1,879   STRYKER CORPORATION                                                                      94,645
           1,417   ZIMMER HOLDINGS INCORPORATED+                                                            83,759
                                                                                                           542,868
                                                                                                    --------------
METAL MINING: 0.37%
             872   CLIFFS NATURAL RESOURCES INCORPORATED                                                    40,190
           2,861   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                     229,710
           3,263   NEWMONT MINING CORPORATION                                                              154,373
                                                                                                           424,273
                                                                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
             834   VULCAN MATERIALS COMPANY                                                                 43,927
                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
             829   HASBRO INCORPORATED                                                                      26,578
           2,406   MATTEL INCORPORATED                                                                      48,072
                                                                                                            74,650
                                                                                                    --------------
MISCELLANEOUS RETAIL: 0.76%
           2,902   COSTCO WHOLESALE CORPORATION                                                            171,711
           9,390   CVS CAREMARK CORPORATION                                                                302,452
           1,828   OFFICE DEPOT INCORPORATED+                                                               11,791
             833   RADIOSHACK CORPORATION                                                                   16,244
           4,819   STAPLES INCORPORATED                                                                    118,499
           6,582   WALGREEN COMPANY                                                                        241,691
                                                                                                           862,388
                                                                                                    --------------
MISCELLANEOUS SERVICES: 0.03%
             346   DUN & BRADSTREET CORPORATION                                                             29,192
                                                                                                    --------------
MOTION PICTURES: 0.56%
           7,772   TIME WARNER INCORPORATED                                                                226,476
          12,805   WALT DISNEY COMPANY                                                                     412,961
                                                                                                           639,437
                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.49%
           2,080   FEDEX CORPORATION                                                                       173,576
           6,609   UNITED PARCEL SERVICE INCORPORATED CLASS B                                              379,158
                                                                                                           552,734
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.50%
           7,916   AMERICAN EXPRESS COMPANY                                                                320,756
           2,995   CAPITAL ONE FINANCIAL CORPORATION                                                       114,828
           3,613   DISCOVER FINANCIAL SERVICES                                                              53,147
           2,318   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                   38,711
           3,159   SLM CORPORATION+                                                                         35,602
                                                                                                           563,044
                                                                                                    --------------
OFFICE EQUIPMENT: 0.04%
           5,786   XEROX CORPORATION                                                                        48,950
                                                                                                    --------------
OIL & GAS EXTRACTION: 2.21%
           3,272   ANADARKO PETROLEUM CORPORATION                                                          204,238
           2,237   APACHE CORPORATION                                                                      230,791

                  76 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
OIL & GAS EXTRACTION (continued)
           1,953   BJ SERVICES COMPANY                                                              $       36,326
             690   CABOT OIL & GAS CORPORATION                                                              30,077
           4,311   CHESAPEAKE ENERGY CORPORATION                                                           111,569
           1,663   DENBURY RESOURCES INCORPORATED+                                                          24,612
           2,956   DEVON ENERGY CORPORATION                                                                217,266
             462   DIAMOND OFFSHORE DRILLING INCORPORATED                                                   45,470
           1,679   EOG RESOURCES INCORPORATED                                                              163,367
             871   EQT CORPORATION                                                                          38,254
           1,885   NABORS INDUSTRIES LIMITED+                                                               41,263
           5,403   OCCIDENTAL PETROLEUM CORPORATION                                                        439,534
             767   PIONEER NATURAL RESOURCES COMPANY                                                        36,946
           1,050   RANGE RESOURCES CORPORATION                                                              52,343
             757   ROWAN COMPANIES INCORPORATED                                                             17,138
           7,993   SCHLUMBERGER LIMITED                                                                    520,264
           2,298   SOUTHWESTERN ENERGY COMPANY+                                                            110,764
           3,863   XTO ENERGY INCORPORATED                                                                 179,745
                                                                                                         2,499,967
                                                                                                    --------------
OIL & OIL SERVICES: 0.24%
           2,062   BAKER HUGHES INCORPORATED                                                                83,470
           6,004   HALLIBURTON COMPANY                                                                     180,660
                                                                                                           264,130
                                                                                                    --------------
OIL FIELD EQUIPMENT & SERVICES: 0.11%
           2,784   NATIONAL OILWELL VARCO INCORPORATED                                                     122,747
                                                                                                    --------------
PAPER & ALLIED PRODUCTS: 0.13%
             720   BEMIS COMPANY INCORPORATED                                                               21,348
           2,883   INTERNATIONAL PAPER COMPANY                                                              77,207
           1,139   MEADWESTVACO CORPORATION                                                                 32,610
             880   PACTIV CORPORATION+                                                                      21,243
                                                                                                           152,408
                                                                                                    --------------
PERSONAL SERVICES: 0.06%
             875   CINTAS CORPORATION                                                                       22,794
           2,232   H & R BLOCK INCORPORATED                                                                 50,488
                                                                                                            73,282
                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.63%
          13,355   CHEVRON CORPORATION                                                                   1,028,201
           9,877   CONOCOPHILLIPS                                                                          504,418
          31,603   EXXON MOBIL CORPORATION                                                               2,155,009
           1,937   HESS CORPORATION                                                                        117,189
           4,712   MARATHON OIL CORPORATION                                                                147,116
           1,271   MURPHY OIL CORPORATION                                                                   68,888
             778   SUNOCO INCORPORATED                                                                      20,306
             933   TESORO PETROLEUM CORPORATION                                                             12,642
           3,756   VALERO ENERGY CORPORATION                                                                62,913
                                                                                                         4,116,682
                                                                                                    --------------
PHARMACEUTICALS: 3.79%
          10,296   ABBOTT LABORATORIES                                                                     555,881
           1,917   AMERISOURCEBERGEN CORPORATION                                                            49,976
          11,395   BRISTOL-MYERS SQUIBB COMPANY                                                            287,724
           6,731   ELI LILLY & COMPANY                                                                     240,364
           2,008   FOREST LABORATORIES INCORPORATED+                                                        64,477
          18,367   JOHNSON & JOHNSON                                                                     1,183,018

                  Wells Fargo Advantage Variable Trust Funds 77


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
PHARMACEUTICALS (continued)
           1,652   KING PHARMACEUTICALS INCORPORATED+                                               $       20,270
           1,783   MCKESSON CORPORATION                                                                    111,438
          20,334   MERCK & COMPANY INCORPORATED                                                            743,004
           2,034   MYLAN LABORATORIES INCORPORATED+                                                         37,487
          53,719   PFIZER INCORPORATED                                                                     977,155
             706   WATSON PHARMACEUTICALS INCORPORATED+                                                     27,965
                                                                                                         4,298,759
                                                                                                    --------------
PIPELINES: 0.07%
           3,881   THE WILLIAMS COMPANIES INCORPORATED                                                      81,811
                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 0.36%
             728   AK STEEL HOLDING CORPORATION                                                             15,543
           6,486   ALCOA INCORPORATED                                                                      104,554
             652   ALLEGHENY TECHNOLOGIES INCORPORATED                                                      29,190
           2,095   NUCOR CORPORATION                                                                        97,732
             936   PRECISION CASTPARTS CORPORATION                                                         103,288
             563   TITANIUM METALS CORPORATION                                                               7,049
             954   UNITED STATES STEEL CORPORATION                                                          52,584
                                                                                                           409,940
                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.30%
           4,508   CBS CORPORATION CLASS B                                                                  63,337
           1,572   GANNETT COMPANY INCORPORATED                                                             23,344
           2,096   MCGRAW-HILL COMPANIES INCORPORATED                                                       70,237
             244   MEREDITH CORPORATION                                                                      7,527
             769   NEW YORK TIMES COMPANY CLASS A                                                            9,505
           1,366   RR DONNELLEY & SONS COMPANY                                                              30,421
           4,040   VIACOM INCORPORATED CLASS B+                                                            120,109
              41   WASHINGTON POST COMPANY CLASS B                                                          18,024
                                                                                                           342,504
                                                                                                    --------------
RAILROAD TRANSPORTATION: 0.57%
           1,745   BURLINGTON NORTHERN SANTA FE CORPORATION                                                172,092
           2,613   CSX CORPORATION                                                                         126,704
           2,449   NORFOLK SOUTHERN CORPORATION                                                            128,377
           3,358   UNION PACIFIC CORPORATION                                                               214,576
                                                                                                           641,749
                                                                                                    --------------
REAL ESTATE: 0.02%
           1,795   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                             24,358
                                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
             818   HEALTH CARE REIT INCORPORATED                                                            36,254
                                                                                                    --------------
RETAIL: 0.10%
           2,273   BEST BUY COMPANY INCORPORATED                                                            89,693
           1,096   GAMESTOP CORPORATION CLASS A+                                                            24,046
                                                                                                           113,739
                                                                                                    --------------
RETAIL-SPECIAL LINE: 0.03%
             828   TIFFANY & COMPANY                                                                        35,604
                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
           1,058   SEALED AIR CORPORATION                                                                   23,128
           1,612   THE GOODYEAR TIRE & RUBBER COMPANY+                                                      22,729
                                                                                                            45,857
                                                                                                    --------------

                  78 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.44%
           1,697   AMERIPRISE FINANCIAL INCORPORATED                                                $       65,878
           6,343   CHARLES SCHWAB CORPORATION                                                              119,375
             442   CME GROUP INCORPORATED                                                                  148,490
          10,307   E*TRADE FINANCIAL CORPORATION+                                                           18,037
             586   FEDERATED INVESTORS INCORPORATED CLASS B                                                 16,115
             991   FRANKLIN RESOURCES INCORPORATED                                                         104,402
           3,422   GOLDMAN SACHS GROUP INCORPORATED                                                        577,770
             487   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                  54,690
           2,854   INVESCO LIMITED                                                                          67,040
           1,081   LEGG MASON INCORPORATED                                                                  32,603
           9,049   MORGAN STANLEY                                                                          267,850
             983   NASDAQ STOCK MARKET INCORPORATED+                                                        19,483
           1,730   NYSE EURONEXT INCORPORATED                                                               43,769
           1,714   T. ROWE PRICE GROUP INCORPORATED                                                         91,271
                                                                                                         1,626,773
                                                                                                    --------------
SOFTWARE: 1.42%
           2,166   ELECTRONIC ARTS INCORPORATED+                                                            38,447
          51,425   MICROSOFT CORPORATION                                                                 1,567,948
                                                                                                         1,606,395
                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.21%
          10,359   CORNING INCORPORATED                                                                    200,032
           1,121   OWENS-ILLINOIS INCORPORATED+                                                             36,847
                                                                                                           236,879
                                                                                                    --------------
TELECOMMUNICATIONS: 0.66%
           2,672   AMERICAN TOWER CORPORATION CLASS A+                                                     115,457
          15,384   MOTOROLA INCORPORATED                                                                   119,380
          11,119   QUALCOMM INCORPORATED                                                                   514,365
                                                                                                           749,202
                                                                                                    --------------
TOBACCO PRODUCTS: 0.91%
          13,794   ALTRIA GROUP INCORPORATED                                                               270,776
           1,069   LORILLARD INCORPORATED                                                                   85,766
          12,679   PHILIP MORRIS INTERNATIONAL                                                             611,001
           1,125   REYNOLDS AMERICAN INCORPORATED                                                           59,591
                                                                                                         1,027,134
                                                                                                    --------------
TRANSPORTATION BY AIR: 0.05%
           4,939   SOUTHWEST AIRLINES COMPANY                                                               56,453
                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 1.47%
           4,837   BOEING COMPANY                                                                          261,827
           2,568   GENERAL DYNAMICS CORPORATION                                                            175,061
           1,062   GENUINE PARTS COMPANY                                                                    40,314
             827   GOODRICH CORPORATION                                                                     53,135
           1,560   HARLEY-DAVIDSON INCORPORATED                                                             39,312
           5,079   HONEYWELL INTERNATIONAL INCORPORATED                                                    199,097
           1,216   ITT CORPORATION                                                                          60,484
           2,129   LOCKHEED MARTIN CORPORATION                                                             160,420
           2,088   NORTHROP GRUMMAN CORPORATION                                                            116,615
           2,419   PACCAR INCORPORATED                                                                      87,737
           1,804   TEXTRON INCORPORATED                                                                     33,933
           6,241   UNITED TECHNOLOGIES CORPORATION                                                         433,188
                                                                                                         1,661,123
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 79


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
TRANSPORTATION SERVICES: 0.10%
           1,116   C.H. ROBINSON WORLDWIDE INCORPORATED                                             $       65,543
           1,411   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                      49,004
                                                                                                           114,547
                                                                                                    --------------
TRAVEL & RECREATION: 0.11%
           2,909   CARNIVAL CORPORATION                                                                     92,186
           1,403   EXPEDIA INCORPORATED+                                                                    36,071
                                                                                                           128,257
                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
             731   BROWN-FORMAN CORPORATION CLASS B                                                         39,160
                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
           2,765   KIMBERLY-CLARK CORPORATION                                                              176,158
             619   PATTERSON COMPANIES INCORPORATED+                                                        17,320
             420   W.W. GRAINGER INCORPORATED                                                               40,655
                                                                                                           234,133
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $65,663,625)                                                                  66,090,148
                                                                                                    --------------

                                                                         INTEREST
    PRINCIPAL                                                              RATE     MATURITY DATE
    ---------                                                            --------   -------------
US TREASURY SECURITIES: 36.15%
US TREASURY BONDS: 36.15%
$      2,620,000   US TREASURY BOND                                          6.25%     05/15/2030        3,200,492
       2,588,000   US TREASURY BOND                                          5.38      02/15/2031        2,859,740
       4,388,000   US TREASURY BOND<<                                        4.50      02/15/2036        4,322,180
       2,522,000   US TREASURY BOND<<                                        4.75      02/15/2037        2,577,169
       2,569,000   US TREASURY BOND                                          5.00      05/15/2037        2,728,358
       2,717,000   US TREASURY BOND                                          4.38      02/15/2038        2,608,320
       3,645,000   US TREASURY BOND                                          4.50      05/15/2038        3,569,253
       4,446,000   US TREASURY BOND                                          3.50      02/15/2039        3,641,550
       6,162,000   US TREASURY BOND                                          4.25      05/15/2039        5,780,726
       6,990,000   US TREASURY BOND<<                                        4.50      08/15/2039        6,831,635
       2,950,000   US TREASURY BOND                                          4.38      11/15/2039        2,823,705
TOTAL US TREASURY SECURITIES (COST $44,350,654)                                                         40,943,128
                                                                                                    --------------

     SHARES                                                                YIELD
     ------                                                              --------
COLLATERAL FOR SECURITIES LENDING: 6.36%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.16%
         329,993   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                       0.18                          329,993
         329,993   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)           0.12                          329,993
         329,993   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                  0.13                          329,993
         330,051   JPMORGAN PRIME MONEY MARKET FUND(u)                       0.14                          330,051
                                                                                                         1,320,030
                                                                                                    --------------

    PRINCIPAL
    ---------
COLLATERAL INVESTED IN OTHER ASSETS: 5.20%
$         47,825   ANTALIS US FUNDING CORPORATION++(p)                       0.28      01/07/2010           47,823
          71,738   ANTALIS US FUNDING CORPORATION++(p)                       0.29      01/29/2010           71,721
         143,475   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)            0.19      01/15/2010          143,465
         112,389   BANCO SANTANDER SA (MADRID)                               0.08      01/04/2010          112,389
         382,601   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $382,601)                                 0.01      01/04/2010          382,601

                  80 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

 VT ASSET ALLOCATION FUND

                                                                         INTEREST
    PRINCIPAL      SECURITY NAME                                           RATE     MATURITY DATE        VALUE
    ---------      -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        112,389   BANK OF IRELAND                                           0.05%     01/04/2010   $      112,389
         112,389   BNP PARIBAS (PARIS)                                       0.11      01/04/2010          112,389
           5,261   CALCASIEU PARISH LA+/-ss                                  0.37      12/01/2027            5,261
         114,780   CALIFORNIA POLLUTION CONTROL FINANCING
                   AUTHORITY+/-ss                                            0.25      11/01/2026          114,780
          15,304   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                            0.32      06/01/2028           15,304
          90,868   CALYON (NEW YORK)                                         0.18      01/08/2010           90,868
          12,686   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                 0.28      10/01/2038           12,686
         124,345   COMMERZBANK AG (GRAND CAYMAN)                             0.00      01/04/2010          124,345
          23,913   COOK COUNTY IL+/-ss                                       0.40      11/01/2030           23,913
          83,694   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $83,694)                                  0.01      01/04/2010           83,694
         112,389   DANSKE BANK A/S COPENHAGEN                                0.12      01/04/2010          112,389
          81,303   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss              0.35      12/15/2037           81,303
         133,910   ENI FINANCE USA INCORPORATED++                            0.19      02/04/2010          133,886
          47,825   FORTIS BANK NV SA                                         0.19      01/19/2010           47,825
          14,348   GDF SUEZ++                                                0.19      01/12/2010           14,347
         119,563   GOTHAM FUNDING CORPORATION++(p)                           0.18      01/15/2010          119,554
          23,913   GOTHAM FUNDING CORPORATION++(p)                           0.19      01/05/2010           23,912
         143,475   GOVCO INCORPORATED++(p)                                   0.19      01/12/2010          143,467
         530,152   GRYPHON FUNDING LIMITED(a)(i)                             0.00      08/05/2010          204,533
          66,955   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      05/01/2023           66,955
          48,542   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      07/01/2034           48,542
          78,624   HAMILTON COUNTY OHIO HOSPITALS+/-ss                       0.20      05/15/2037           78,624
           7,891   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                            0.27      11/01/2042            7,891
          38,738   HOUSTON TX UTILITY SYSTEM+/-ss                           0.25      05/15/2034           38,738
          13,678   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                             0.28      07/01/2029           13,678
           9,565   INDIANA MUNICIPAL POWER AGENCY+/-ss                       0.28      01/01/2018            9,565
          13,869   ING USA FUNDING LLC                                       0.20      01/04/2010           13,869
          83,694   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES
                   (MATURITY VALUE $83,694)                                  0.01      01/04/2010           83,694
          14,348   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                    0.28      04/15/2025           14,348
          93,259   KOCH RESOURCES LLC++                                      0.19      01/25/2010           93,247
          54,999   KOCH RESOURCES LLC++                                      0.19      01/29/2010           54,991
         119,563   LLOYDS TSB BANK PLC                                       0.18      01/08/2010          119,563
          47,825   LMA AMERICAS LLC++(p)                                     0.19      01/19/2010           47,821
         118,606   MASSACHUSETTS HEFA+/-ss                                   0.22      10/01/2034          118,606
          23,673   MATCHPOINT MASTER TRUST++(p)                              0.19      01/05/2010           23,673
          95,650   MATCHPOINT MASTER TRUST++(p)                              0.20      01/27/2010           95,636
          13,128   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                 0.27      02/01/2036           13,128
           9,565   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                  0.28      01/01/2018            9,565
         105,215   NEW YORK STATE DORMITORY AUTHORITY+/-ss                   0.25      07/01/2034          105,215
          95,650   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                     0.22      12/01/2040           95,650
          87,281   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.20      01/12/2010           87,275
          38,260   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.21      01/11/2010           38,258
          23,410   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                  0.29      01/01/2034           23,410
          52,608   REGENCY MARKETS #1 LLC++(p)                               0.20      01/07/2010           52,606
          64,540   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                          0.18      12/01/2028           64,540
         153,040   SANPAOLO IMI US FINANCIAL COMPANY                         0.19      01/19/2010          153,026
         100,433   SCALDIS CAPITAL LIMITED++(p)                              0.24      01/06/2010          100,429
          19,130   SOCIETE GENERALE BANNON LLC                               0.18      01/11/2010           19,130
         124,345   SOCIETE GENERALE NORTH AMERICA                            0.21      02/01/2010          124,323
         143,475   STARBIRD FUNDING CORPORATION++(p)                         0.19      01/06/2010          143,471
         143,475   SUMITOMO TRUST & BANKING COMPANY                          0.22      01/05/2010          143,472
          37,782   TASMAN FUNDING INCORPORATED++(p)                          0.24      01/05/2010           37,781
         115,201   TULIP FUNDING CORPORATION++(p)                            0.19      01/07/2010          115,197
          31,565   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss         0.25      07/01/2032           31,565
         143,475   UNICREDITO ITALIANO (NEW YORK)                            0.25      01/04/2010          143,475
          14,348   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss         0.30      12/15/2040           14,348

                  Wells Fargo Advantage Variable Trust Funds 81


Portfolio of Investments--December 31, 2009

VT ASSET ALLOCATION FUND

                                                                         INTEREST
    PRINCIPAL      SECURITY NAME                                           RATE     MATURITY DATE        VALUE
    ---------      -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        163,837   VFNCCORPORATION++(a)(i)+/-                                0.45%     09/01/2010   $      828,157
          71,738   VICTORY RECEIVABLES CORPORATION++(p)                      0.19      01/11/2010           71,734
          62,173   VICTORY RECEIVABLES CORPORATION++(p)                      0.20      01/13/2010           62,168
         143,475   YORKTOWN CAPITAL LLC++(p)                                 0.19      02/03/2010          143,450
                                                                                                         5,885,658
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,099,589)                                                7,205,688
                                                                                                    --------------

     SHARES                                                                YIELD
     ------                                                              --------
SHORT-TERM INVESTMENTS: 5.18%
MUTUAL FUNDS: 1.88%
       2,134,286   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++           0.10                        2,134,286
                                                                                                    --------------

                                                                         INTEREST
    PRINCIPAL                                                              RATE                          VALUE
    ---------                                                            --------                   --------------
US TREASURY BILLS: 3.30%
$       2,130,00   US TREASURY BILL###                                       0.26      02/04/2010        2,129,514
          25,000   US TREASURY BILL###                                       0.03      02/04/2010           24,999
          60,000   US TREASURY BILL###                                       0.11      05/06/2010           59,979
        1,500,00   US TREASURY BILL###                                       0.15      05/06/2010        1,499,119
          20,000   US TREASURY BILL###                                       0.16      05/06/2010           19,989
                                                                                                         3,733,600
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,867,886)                                                           5,867,886
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $122,981,754)*                                         106.04%                                120,106,850
OTHER ASSETS AND LIABILITIES, NET                                (6.04)                                 (6,836,008)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $  113,270,842
                                                                ======                              ==============

----------
+    Non-income earning securities.

(l) Long-term security of an affiliate of the Fund with a total cost of $1,354,689.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,134,286.

##   Zero coupon security. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $125,254,470 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 15,619,441
Gross unrealized depreciation    (20,767,061)
                                ------------
Net unrealized depreciation     $ (5,147,620)

The accompanying notes are an integral part of these financial statements.

                  82 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT C&B LARGE CAP VALUE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 94.32%
APPAREL & ACCESSORY STORES: 2.40%
           6,563   KOHL'S CORPORATION+                                                              $      353,943
                                                                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.62%
           3,250   VF CORPORATION                                                                          238,030
                                                                                                    --------------
BASIC MATERIALS: 2.29%
           8,184   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                         336,690
                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.72%
             356   NVR INCORPORATED+                                                                       253,013
                                                                                                    --------------
BUSINESS SERVICES: 6.09%
           4,840   FISERV INCORPORATED+                                                                    234,643
           2,810   MANPOWER INCORPORATED                                                                   153,370
          12,990   OMNICOM GROUP INCORPORATED                                                              508,559
                                                                                                           896,572
                                                                                                    --------------
COSMETICS, PERSONAL CARE: 4.66%
           6,570   AVON PRODUCTS INCORPORATED                                                              206,955
           5,830   COLGATE-PALMOLIVE COMPANY                                                               478,935
                                                                                                           685,890
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 6.93%
          17,456   BANK OF AMERICA CORPORATION                                                             262,887
           6,015   JPMORGAN CHASE & COMPANY                                                                250,645
          11,660   STATE STREET CORPORATION                                                                507,676
                                                                                                         1,021,208
                                                                                                    --------------
EATING & DRINKING PLACES: 4.07%
           7,610   DARDEN RESTAURANTS INCORPORATED                                                         266,883
           5,331   MCDONALD'S CORPORATION                                                                  332,868
                                                                                                           599,751
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.01%
          10,450   REPUBLIC SERVICES INCORPORATED                                                          295,840
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.49%
          39,750   FLEXTRONICS INTERNATIONAL LIMITED+                                                      290,573
          16,820   GENERAL ELECTRIC COMPANY                                                                254,487
           1,580   HUBBELL INCORPORATED CLASS B                                                             74,734
          12,120   MOLEX INCORPORATED CLASS A                                                              231,856
          10,262   TYCO ELECTRONICS LIMITED                                                                251,932
                                                                                                         1,103,582
                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.14%
           6,560   ILLINOIS TOOL WORKS INCORPORATED                                                        314,814
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 2.39%
           5,070   DIAGEO PLC ADR                                                                          351,909
                                                                                                    --------------
HEALTH SERVICES: 1.75%
           7,990   CARDINAL HEALTH INCORPORATED                                                            257,598
                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.58%
              71   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                233,306
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 83


Portfolio of Investments--December 31, 2009

VT C&B LARGE CAP VALUE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
HOUSEHOLD PRODUCTS, WARE: 3.21%
           8,030   AVERY DENNISON CORPORATION                                                       $      293,015
           4,050   HENKEL KGAA ADR                                                                         180,428
                                                                                                           473,443
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.64%
           6,830   DIEBOLD INCORPORATED                                                                    194,314
           8,580   DOVER CORPORATION                                                                       357,014
           4,610   EATON CORPORATION                                                                       293,288
          12,320   PITNEY BOWES INCORPORATED                                                               280,403
                                                                                                         1,125,019
                                                                                                    --------------
INSURANCE CARRIERS: 5.72%
           6,630   ALLSTATE CORPORATION                                                                    199,165
           3,920   AXIS CAPITAL HOLDINGS LIMITED                                                           111,367
           4,510   CHUBB CORPORATION                                                                       221,802
          11,760   WILLIS GROUP HOLDINGS LIMITED                                                           310,229
                                                                                                           842,563
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.89%
           1,740   BECTON DICKINSON & COMPANY                                                              137,216
          26,870   BOSTON SCIENTIFIC CORPORATION+                                                          241,830
           8,080   QUEST DIAGNOSTICS INCORPORATED                                                          487,870
                                                                                                           866,916
                                                                                                    --------------
MEDICAL PRODUCTS: 0.88%
           2,200   BAXTER INTERNATIONAL INCORPORATED                                                       129,096
                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.25%
           5,140   TYCO INTERNATIONAL LIMITED                                                              183,395
                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.89%
           4,850   UNITED PARCEL SERVICE INCORPORATED CLASS B                                              278,245
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.51%
          12,740   AMERICAN EXPRESS COMPANY                                                                516,225
                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.99%
           3,000   CHEVRON CORPORATION                                                                     230,970
           7,380   EXXON MOBIL CORPORATION                                                                 503,242
                                                                                                           734,212
                                                                                                    --------------
PHARMACEUTICALS: 2.91%
           6,660   JOHNSON & JOHNSON                                                                       428,971
                                                                                                    --------------
SOFTWARE: 2.16%
          10,430   MICROSOFT CORPORATION                                                                   318,011
                                                                                                    --------------
TELECOMMUNICATIONS: 2.67%
          17,042   VODAFONE GROUP PLC ADR<<                                                                393,500
                                                                                                    --------------
TRAVEL & RECREATION: 2.26%
          10,520   CARNIVAL CORPORATION                                                                    333,373
                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS: 2.20%
           5,090   KIMBERLY-CLARK CORPORATION                                                              324,284
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $14,642,713)                                                                  13,889,399
                                                                                                    --------------

                  84 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT C&B LARGE CAP VALUE FUND

                                                                         DIVIDEND
     SHARES        SECURITY NAME                                           YIELD                         VALUE
     ------        -------------                                         --------                   --------------
PREFERRED STOCKS: 2.00%
           5,680   HENKEL KGAA ADR (CHEMICALS & ALLIED PRODUCTS)             0.68%                  $      294,224
TOTAL PREFERRED STOCKS (COST $257,980)                                                                     294,224
                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 0.40%

                                                                           YIELD
                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.06%
           2,165   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                       0.18                            2,165
           2,165   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)           0.12                            2,165
           2,165   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                  0.13                            2,165
           2,165   JPMORGAN PRIME MONEY MARKET FUND(u)                       0.14                            2,165
                                                                                                             8,660
                                                                                                    --------------

                                                                         INTEREST
    PRINCIPAL                                                              RATE     MATURITY DATE
    ---------                                                            --------   -------------
   COLLATERAL INVESTED IN OTHER ASSETS: 0.34%
$            281   ANTALIS US FUNDING CORPORATION++(p)                       0.22      01/13/2010              281
             281   ANTALIS US FUNDING CORPORATION++(p)                       0.28      01/07/2010              281
             281   ANTALIS US FUNDING CORPORATION++(p)                       0.29      01/29/2010              281
             843   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)            0.19      01/15/2010              843
             745   BANCO SANTANDER SA (MADRID)                               0.08      01/04/2010              745
             562   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $562)                                     0.01      01/04/2010              562
             745   BANK OF IRELAND                                           0.05      01/04/2010              745
             745   BNP PARIBAS (PARIS)                                       0.11      01/04/2010              745
             112   CALCASIEU PARISH LA+/-ss                                  0.37      12/01/2027              112
             155   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                            0.32      06/01/2028              155
             872   CALYON (NEW YORK)                                         0.18      01/08/2010              872
              74   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                 0.28      10/01/2038               74
             815   COMMERZBANK AG (GRAND CAYMAN)                             0.00      01/04/2010              815
             225   COOK COUNTY IL+/-ss                                       0.40      11/01/2030              225
             211   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $211)                                     0.01      01/04/2010              211
             745   DANSKE BANK A/S COPENHAGEN                                0.12      01/04/2010              745
             506   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss              0.35      12/15/2037              506
             787   ENI FINANCE USA INCORPORATED++                            0.19      02/04/2010              787
             843   FORTIS BANK NV SA                                         0.19      01/19/2010              843
             197   GDF SUEZ++                                                0.19      01/12/2010              197
             703   GDF SUEZ++                                                0.20      02/03/2010              703
             422   GOTHAM FUNDING CORPORATION++(p)                           0.18      01/11/2010              422
             424   GOTHAM FUNDING CORPORATION++(p)                           0.19      01/05/2010              424
             843   GOVCO INCORPORATED++(p)                                   0.19      01/12/2010              843
          18,611   GRYPHON FUNDING LIMITED(a)(i)                             0.00      08/05/2010            7,180
             394   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      05/01/2023              394
             285   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      07/01/2034              285
              46   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                            0.27      11/01/2042               46
             422   HOUSTON TX UTILITY SYSTEM+/-ss                            0.25      05/15/2034              422
             141   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                             0.28      07/01/2029              141
              56   INDIANA MUNICIPAL POWER AGENCY+/-ss                       0.28      01/01/2018               56
              82   ING USA FUNDING LLC                                       0.20      01/04/2010               82
             211   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                   VALUE $211)                                               0.01      01/04/2010              211
              84   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                    0.28      04/15/2025               84
             843   KOCH RESOURCES LLC++                                      0.19      01/25/2010              843

                  Wells Fargo Advantage Variable Trust Funds 85


Portfolio of Investments--December 31, 2009

VT C&B LARGE CAP VALUE FUND

                                                                         INTEREST
    PRINCIPAL      SECURITY NAME                                           RATE     MATURITY DATE        VALUE
    ---------      -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$            703   LIBERTY STREET FUNDING CORPORATION++(p)                   0.18%     01/08/2010   $          703
             703   LLOYDS TSB BANK PLC                                       0.18      01/08/2010              703
             281   LMA AMERICAS LLC++(p)                                     0.19      01/19/2010              281
             929   MASSACHUSETTS HEFA+/-ss                                   0.22      10/01/2034              929
             139   MATCHPOINT MASTER TRUST++(p)                              0.19      01/05/2010              139
             703   MATCHPOINT MASTER TRUST++(p)                              0.20      01/27/2010              703
             101   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                 0.27      02/01/2036              101
              56   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                  0.28      01/01/2018               56
             659   NEW YORK STATE DORMITORY AUTHORITY+/-ss                   0.25      07/01/2034              659
             489   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                     0.22      12/01/2040              489
             513   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.20      01/12/2010              513
             225   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.21      01/11/2010              225
             179   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                  0.29      01/01/2034              179
             605   REGENCY MARKETS #1 LLC++(p)                               0.20      01/07/2010              605
             254   REGENCY MARKETS #1 LLC++(p)                               0.20      01/20/2010              254
             703   SALISBURY RECEIVABLES COMPANY++(p)                        0.19      01/19/2010              703
             379   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                          0.18      12/01/2028              379
             888   SANPAOLO IMI US FINANCIAL COMPANY                         0.19      01/19/2010              888
             590   SCALDIS CAPITAL LIMITED++(p)                              0.24      01/06/2010              590
             872   SOCIETE GENERALE BANNON LLC                               0.18      01/11/2010              872
             843   STARBIRD FUNDING CORPORATION++(p)                         0.19      01/06/2010              843
             843   SUMITOMO TRUST & BANKING COMPANY                          0.22      01/05/2010              843
             222   TASMAN FUNDING INCORPORATED++(p)                          0.24      01/05/2010              222
             647   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                         0.18      01/15/2010              647
             675   TICONDEROGA MASTER FUNDING LIMITED++(p)                   0.18      01/07/2010              675
             253   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss         0.25      07/01/2032              253
             843   UNICREDITO ITALIANO (NEW YORK)                            0.25      01/04/2010              843
              84   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss         0.30      12/15/2040               84
          23,601   VFNC CORPORATION+++/-(a)(i)                               0.45      09/30/2010           12,036
             703   VICTORY RECEIVABLES CORPORATION++(p)                      0.19      01/08/2010              703
             197   VICTORY RECEIVABLES CORPORATION++(p)                      0.20      01/13/2010              197
             843   YORKTOWN CAPITAL LLC++(p)                                 0.19      02/03/2010              847
                                                                                                            50,325
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,188)                                                      58,985
                                                                                                    --------------

     SHARES                                                                YIELD
     ------                                                              --------
SHORT-TERM INVESTMENTS: 3.36%
MUTUAL FUNDS: 3.36%
         494,726   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++           0.10                          494,726
TOTAL SHORT-TERM INVESTMENTS (COST $494,726)                                                               494,726
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $15,452,607)*                                             100.08%                                 14,737,334
OTHER ASSETS AND LIABILITIES, NET                                (0.08)                                    (11,623)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   14,725,711
                                                                ======                              ==============

                  86 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT C&B LARGE CAP VALUE FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $494,726.

* Cost for federal income tax purposes is $15,722,935 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                        $ 1,263,422
Gross unrealized depreciation                                         (2,249,023)
                                                                     -----------
Net unrealized depreciation                                          $  (985,601)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 87


Portfolio of Investments--December 31, 2009

VT DISCOVERY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 97.43%
APPAREL & ACCESSORY STORES: 4.20%
          52,500   AMERICAN EAGLE OUTFITTERS INCORPORATED                                           $      891,450
          23,000   J.CREW GROUP INCORPORATED+                                                            1,029,020
          48,500   URBAN OUTFITTERS INCORPORATED+                                                        1,697,015
                                                                                                         3,617,485
                                                                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.19%
          61,122   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                   704,737
          77,814   PENSKE AUTO GROUP INCORPORATED                                                        1,181,217
                                                                                                         1,885,954
                                                                                                    --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.49%
          48,900   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                         1,252,329
          21,700   RYDER SYSTEM INCORPORATED                                                               893,389
                                                                                                         2,145,718
                                                                                                    --------------
BIOPHARMACEUTICALS: 1.41%
          24,800   ALEXION PHARMACEUTICALS INCORPORATED+                                                 1,210,736
                                                                                                    --------------
BIOTECHNOLOGY: 1.48%
          24,400   LIFE TECHNOLOGIES CORPORATION+                                                        1,274,412
                                                                                                    --------------
BUSINESS SERVICES: 8.38%
          23,700   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                  1,530,783
          33,800   F5 NETWORKS INCORPORATED+                                                             1,790,724
          39,300   MCAFEE INCORPORATED+                                                                  1,594,401
          47,200   RED HAT INCORPORATED+                                                                 1,458,480
          51,050   SUCCESSFACTORS INCORPORATED+                                                            846,409
                                                                                                         7,220,797
                                                                                                    --------------
COMMUNICATIONS: 10.80%
          50,029   ASIAINFO HOLDINGS INCORPORATED+                                                       1,524,384
          22,963   EQUINIX INCORPORATED+                                                                 2,437,522
          26,100   GEOEYE INCORPORATED+                                                                    727,668
          78,401   NEUTRAL TANDEM INCORPORATION+                                                         1,783,623
          82,900   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                             2,831,864
                                                                                                         9,305,061
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 3.67%
         110,100   FIFTH THIRD BANCORP                                                                   1,073,475
          46,800   HOME BANCSHARES INCORPORATED                                                          1,126,476
         173,388   KEYCORP                                                                                 962,303
                                                                                                         3,162,254
                                                                                                    --------------
E-COMMERCE/SERVICES: 2.00%
           7,900   PRICELINE.COM INCORPORATED+                                                           1,726,150
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.74%
         165,000   MICRON TECHNOLOGY INCORPORATED+                                                       1,742,400
          49,000   NETLOGIC MICROSYSTEMS INCORPORATED+                                                   2,266,740
         142,800   PMC-SIERRA INCORPORATED+                                                              1,236,648
          39,372   SOLERA HOLDINGS INCORPORATED                                                          1,417,786
                                                                                                         6,663,574
                                                                                                    --------------

                  88 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT DISCOVERY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
ENTERTAINMENT PRODUCTION: 1.11%
          31,276   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                   $      959,235
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 1.63%
          28,950   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                              822,470
          16,400   DIAMOND FOODS INCORPORATED                                                              582,856
                                                                                                         1,405,326
                                                                                                    --------------
FOOD STORES: 1.44%
          18,500   PANERA BREAD COMPANY+                                                                 1,238,945
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 1.28%
          33,600   BJ'S WHOLESALE CLUB INCORPORATED+                                                     1,099,056
                                                                                                    --------------
HEALTH SERVICES: 6.38%
          15,100   DAVITA INCORPORATED+                                                                    886,974
          28,883   EMERGENCY MEDICAL SERVICES CORPORATION+                                               1,564,014
          52,700   LHC GROUP INCORPORATED+                                                               1,771,247
          21,200   MEDNAX INCORPORATED+                                                                  1,274,332
                                                                                                         5,496,567
                                                                                                    --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.26%
          32,518   FOSTER WHEELER AG+                                                                      957,330
          46,800   ORION MARINE GROUP INCORPORATED+                                                        985,608
                                                                                                         1,942,938
                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.25%
          42,150   ASPEN INSURANCE HOLDINGS LIMITED                                                      1,072,718
                                                                                                    --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.32%
          51,783   HHGREGG INCORPORATED+                                                                 1,140,779
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.96%
          91,188   EMULEX CORPORATION+                                                                     993,949
           7,900   FLOWSERVE CORPORATION                                                                   746,787
          20,000   JOY GLOBAL INCORPORATED                                                               1,031,800
          32,000   KENNAMETAL INCORPORATED                                                                 829,440
         127,452   NETEZZA CORPORATION+                                                                  1,236,284
          11,700   PARKER HANNIFIN CORPORATION                                                             630,396
          76,300   SEAGATE TECHNOLOGY<<                                                                  1,387,897
                                                                                                         6,856,553
                                                                                                    --------------
INSURANCE CARRIERS: 0.75%
          17,382   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                    647,132
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.96%
          18,050   EMDEON INCORPORATED+                                                                    275,263
          68,947   VEECO INSTRUMENTS INCORPORATED+                                                       2,278,009
                                                                                                         2,553,272
                                                                                                    --------------
MEDICAL - WHOLESALE DRUG DISTRIBUTION: 1.23%
          40,500   AMERISOURCEBERGEN CORPORATION                                                         1,055,835
                                                                                                    --------------
MEDICAL PRODUCTS: 0.78%
          21,800   ILLUMINA INCORPORATED+<<                                                                668,170
                                                                                                    --------------

                  Wells Fargo Advantage Variable Trust Funds 89


Portfolio of Investments--December 31, 2009

VT DISCOVERY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
MISCELLANEOUS RETAIL: 2.64%
          45,200   DICK'S SPORTING GOODS INCORPORATED+                                              $    1,124,124
          52,400   HIBBETT SPORTS INCORPORATED+                                                          1,152,276
                                                                                                         2,276,400
                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.24%
          33,128    J.B. HUNT TRANSPORT SERVICES INCORPORATED                                            1,069,041
                                                                                                    --------------
OIL & GAS EXTRACTION: 7.81%
          26,300   ATWOOD OCEANICS INCORPORATED+                                                           942,855
          51,200   CONCHO RESOURCES INCORPORATED+                                                        2,298,880
          41,200   PETROHAWK ENERGY CORPORATION+                                                           988,388
          33,600   PIONEER NATURAL RESOURCES COMPANY                                                     1,618,512
          36,569   SWIFT ENERGY COMPANY+                                                                   876,193
                                                                                                         6,724,828
                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.51%
          30,900   THE GOODYEAR TIRE & RUBBER COMPANY+                                                     435,690
                                                                                                    --------------
SATELLITE: 1.09%
         116,600   IRADIUM COMMUNICATIONS INCORPORATED+                                                    936,298
                                                                                                    --------------
TELECOMMUNICATIONS: 1.16%
          59,500   VIRGIN MEDIA INCORPORATED                                                             1,001,385
                                                                                                    --------------
TRANSPORTATION BY AIR: 1.94%
          57,800   DELTA AIR LINES INCORPORATED+                                                           657,764
          78,200   UAL CORPORATION+                                                                      1,009,562
                                                                                                         1,667,326
                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 4.92%
          30,400   AUTOLIV INCORPORATED                                                                  1,318,144
         157,207   DANA HOLDING CORPORATION+                                                             1,704,124
          50,750   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                  1,211,910
                                                                                                         4,234,178
                                                                                                    --------------
TRAVEL & RECREATION: 1.41%
          47,300   EXPEDIA INCORPORATED+                                                                 1,216,081
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $68,523,627)                                                                  83,909,894
                                                                                                    --------------

                                                                           YIELD
                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 4.01%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.66%
         142,040   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                       0.18%                         142,040
         142,040   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)           0.12                          142,040
         142,040   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                  0.13                          142,040
         142,059   JPMORGAN PRIME MONEY MARKET FUND(u)                       0.14                          142,059
                                                                                                           568,179
                                                                                                    --------------

                                                                         INTEREST
    PRINCIPAL                                                              RATE     MATURITY DATE
    ---------                                                            --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.35%
$         18,447   ANTALIS US FUNDING CORPORATION++(p)                       0.22      01/13/2010           18,445
          18,447   ANTALIS US FUNDING CORPORATION++(p)                       0.28      01/07/2010           18,446
          18,447   ANTALIS US FUNDING CORPORATION++(p)                       0.29      01/29/2010           18,443

                  90 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT DISCOVERY FUND

                                                                         INTEREST
    PRINCIPAL      SECURITY NAME                                           RATE     MATURITY DATE        VALUE
    ---------      -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         55,340   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)            0.19%     01/15/2010   $       55,336
          48,884   BANCO SANTANDER SA (MADRID)                               0.08      01/04/2010           48,884
          36,894   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $36,894)                                  0.01      01/04/2010           36,894
          48,884   BANK OF IRELAND                                           0.05      01/04/2010           48,884
          48,884   BNP PARIBAS (PARIS)                                       0.11      01/04/2010           48,884
           7,379   CALCASIEU PARISH LA+/-ss                                  0.37      12/01/2027            7,379
          10,146   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                            0.32      06/01/2028           10,146
          57,185   CALYON (NEW YORK)                                         0.18      01/08/2010           57,185
           4,884   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                 0.28      10/01/2038            4,884
          53,496   COMMERZBANK AG (GRAND CAYMAN)                             0.00      01/04/2010           53,496
          14,757   COOK COUNTY IL+/-ss                                       0.40      11/01/2030           14,757
          13,835   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $13,835)                                  0.01      01/04/2010           13,835
          48,884   DANSKE BANK A/S COPENHAGEN                                0.12      01/04/2010           48,884
          33,204   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss              0.35      12/15/2037           33,204
          51,651   ENI FINANCE USA INCORPORATED++                            0.19      02/04/2010           51,642
          55,340   FORTIS BANK NV SA                                         0.19      01/19/2010           55,340
          12,913   GDF SUEZ++                                                0.19      01/12/2010           12,912
          46,117   GDF SUEZ++                                                0.20      02/03/2010           46,108
          27,670   GOTHAM FUNDING CORPORATION++(p)                           0.18      01/11/2010           27,669
          27,825   GOTHAM FUNDING CORPORATION++(p)                           0.19      01/05/2010           27,825
          55,340   GOVCO INCORPORATED++(p)                                   0.19      01/12/2010           55,337
         815,861   GRYPHON FUNDING LIMITED(a)(i)                             0.00      08/05/2010          314,759
          25,825   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      05/01/2023           25,825
          18,723   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      07/01/2034           18,723
           3,044   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                            0.27      11/01/2042            3,044
          27,670   HOUSTON TX UTILITY SYSTEM+/-ss                            0.25      05/15/2034           27,670
           9,223   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                             0.28      07/01/2029            9,223
           3,689   INDIANA MUNICIPAL POWER AGENCY+/-ss                       0.28      01/01/2018            3,689
           5,350   ING USA FUNDING LLC                                       0.20      01/04/2010            5,349
          13,835   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                   VALUE $13,835)                                            0.01      01/04/2010           13,835
           5,534   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                    0.28      04/15/2025            5,534
          55,340   KOCH RESOURCES LLC++                                      0.19      01/25/2010           55,333
          46,117   LIBERTY STREET FUNDING CORPORATION++(p)                   0.18      01/08/2010           46,115
          46,117   LLOYDS TSB BANK PLC                                       0.18      01/08/2010           46,117
          18,447   LMA AMERICAS LLC++(p)                                     0.19      01/19/2010           18,445
          60,967   MASSACHUSETTS HEFA+/-ss                                   0.22      10/01/2034           60,967
           9,131   MATCHPOINT MASTER TRUST++(p)                              0.19      01/05/2010            9,131
          46,117   MATCHPOINT MASTER TRUST++(p)                              0.20      01/27/2010           46,110
           6,641   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                 0.27      02/01/2036            6,641
           3,689   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                  0.28      01/01/2018            3,689
          43,258   NEW YORK STATE DORMITORY AUTHORITY+/-ss                   0.25      07/01/2034           43,258
          32,097   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                     0.22      12/01/2040           32,097
          33,665   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.20      01/12/2010           33,663
          14,757   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.21      01/11/2010           14,757
          11,732   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                  0.29      01/01/2034           11,732
          39,679   REGENCY MARKETS #1 LLC++(p)                               0.20      01/07/2010           39,678
          16,637   REGENCY MARKETS #1 LLC++(p)                               0.20      01/20/2010           16,635
          46,117   SALISBURY RECEIVABLES COMPANY++(p)                        0.19      01/19/2010           46,113
          24,894   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                          0.18      12/01/2028           24,894
          58,292   SANPAOLO IMI US FINANCIAL COMPANY                         0.19      01/19/2010           58,286
          38,738   SCALDIS CAPITAL LIMITED++(p)                              0.24      01/06/2010           38,737
          57,185   SOCIETE GENERALE BANNON LLC                               0.18      01/11/2010           57,185

                  Wells Fargo Advantage Variable Trust Funds 91


Portfolio of Investments--December 31, 2009

VT DISCOVERY FUND

                                                                         INTEREST
    PRINCIPAL      SECURITY NAME                                           RATE     MATURITY DATE        VALUE
    ---------      -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         55,340   STARBIRD FUNDING CORPORATION++(p)                         0.19%     01/06/2010   $       55,339
          55,340   SUMITOMO TRUST & BANKING COMPANY                          0.22      01/05/2010           55,339
          14,573   TASMAN FUNDING INCORPORATED++(p)                          0.24      01/05/2010           14,573
          42,428   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                         0.18      01/15/2010           42,425
          44,272   TICONDEROGA MASTER FUNDING LIMITED++(p)                   0.18      01/07/2010           44,271
          16,602   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss         0.25      07/01/2032           16,602
          55,340   UNICREDITO ITALIANO (NEW YORK)                            0.25      01/04/2010           55,340
           5,534   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss         0.30      12/15/2040            5,534
       1,034,624   VFNC CORPORATION+++/-(a)(i)                               0.45      09/30/2010          527,658
          46,117   VICTORY RECEIVABLES CORPORATION++(p)                      0.19      01/08/2010           46,115
          12,913   VICTORY RECEIVABLES CORPORATION++(p)                      0.20      01/13/2010           12,912
          55,340   YORKTOWN CAPITAL LLC++(p)                                 0.19      02/03/2010           55,331
                                                                                                         2,883,492
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,372,882)                                                3,451,671
                                                                                                    --------------

     SHARES                                                                YIELD
     ------                                                              --------
SHORT-TERM INVESTMENTS: 2.13%
       1,841,012   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++           0.10                        1,841,012
TOTAL SHORT-TERM INVESTMENTS (COST $1,841,012)                                                           1,841,012
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $73,737,521)*                                             103.57%                                 89,202,577
OTHER ASSETS AND LIABILITIES, NET                                (3.57)                                 (3,077,998)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   86,124,579
                                                                ======                              ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,841,012.

* Cost for federal income tax purposes is $74,877,782 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                        $17,271,039
Gross unrealized depreciation                                         (2,946,244)
                                                                     -----------
Net unrealized appreciation                                          $14,324,795

The accompanying notes are an integral part of these financial statements.

                  92 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT EQUITY INCOME FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 99.10%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS: 1.03%
           7,625   VF CORPORATION                                                                   $      558,455
                                                                                                    --------------
BIOTECHNOLOGY: 0.48%
           4,625   AMGEN INCORPORATED+                                                                     261,636
                                                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.10%
          20,775   HOME DEPOT INCORPORATED                                                                 601,021
                                                                                                    --------------
BUSINESS SERVICES: 1.90%
          27,825   ORACLE CORPORATION                                                                      682,826
          19,550   SYMANTEC CORPORATION+<<                                                                 349,750
                                                                                                         1,032,576
                                                                                                    --------------
CHEMICALS: 3.16%
          10,660   AIR PRODUCTS & CHEMICALS INCORPORATED                                                   864,100
          25,400   E.I. DU PONT DE NEMOURS & COMPANY                                                       855,218
                                                                                                         1,719,318
                                                                                                    --------------
COMMUNICATIONS: 5.64%
           1,079   AOL INCORPORATED+                                                                        25,119
          59,720   AT&T INCORPORATED                                                                     1,673,952
           2,580   TIME WARNER CABLE INCORPORATED                                                          106,786
          38,224   VERIZON COMMUNICATIONS INCORPORATED                                                   1,266,361
                                                                                                         3,072,218
                                                                                                    --------------
COSMETICS, PERSONAL CARE: 1.32%
           2,975   COLGATE-PALMOLIVE COMPANY                                                               244,396
           7,790   PROCTER & GAMBLE COMPANY                                                                472,308
                                                                                                           716,704
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 13.87%
          97,503   BANK OF AMERICA CORPORATION                                                           1,468,395
          49,601   BANK OF NEW YORK MELLON CORPORATION                                                   1,387,340
          49,390   CITIGROUP INCORPORATED                                                                  163,481
          59,495   JPMORGAN CHASE & COMPANY                                                              2,479,157
          14,625   STATE STREET CORPORATION                                                                636,773
          63,025   US BANCORP                                                                            1,418,693
                                                                                                         7,553,839
                                                                                                    --------------
EATING & DRINKING PLACES: 1.23%
          10,775   MCDONALD'S CORPORATION                                                                  672,791
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.86%
          17,140   DOMINION RESOURCES INCORPORATED                                                         667,089
           6,097   FIRSTENERGY CORPORATION                                                                 283,206
          27,350   FPL GROUP INCORPORATED                                                                1,444,627
           3,800   PG&E CORPORATION                                                                        169,670
          18,810   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                            625,433
                                                                                                         3,190,025
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 5.37%
          24,350   CISCO SYSTEMS INCORPORATED+                                                             582,939
          22,015   EMERSON ELECTRIC COMPANY                                                                937,839

                  Wells Fargo Advantage Variable Trust Funds 93


Portfolio of Investments--December 31, 2009

VT EQUITY INCOME FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          74,180   GENERAL ELECTRIC COMPANY                                                            $ 1,122,343
          21,725   NOKIA OYJ ADR                                                                           279,166
                                                                                                         2,922,287
                                                                                                    --------------
ELECTRONIC COMPUTERS: 3.76%
          22,790   HEWLETT-PACKARD COMPANY                                                               1,173,913
           6,660   INTERNATIONAL BUSINESS MACHINES CORPORATION                                             871,794
                                                                                                         2,045,707
                                                                                                    --------------
FOOD: 0.76%
          14,915   SYSCO CORPORATION                                                                       416,725
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 2.46%
           9,900   MCCORMICK & COMPANY INCORPORATED                                                        357,687
          16,140   PEPSICO INCORPORATED                                                                    981,312
                                                                                                         1,338,999
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 2.63%
          29,640   TARGET CORPORATION                                                                    1,433,687
                                                                                                    --------------
HOUSEHOLD PRODUCTS, WARE: 0.79%
           9,920   FORTUNE BRANDS INCORPORATED                                                             428,544
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.02%
          11,584   3M COMPANY                                                                              957,649
          33,565   INTEL CORPORATION                                                                       684,726
                                                                                                         1,642,375
                                                                                                    --------------
INSURANCE CARRIERS: 5.74%
          30,125   METLIFE INCORPORATED                                                                  1,064,919
          13,100   PRUDENTIAL FINANCIAL INCORPORATED                                                       651,856
          28,275   THE TRAVELERS COMPANIES INCORPORATED                                                  1,409,792
                                                                                                         3,126,567
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.98%
           6,740   BECTON DICKINSON & COMPANY                                                              531,516
                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.27%
          15,700   MEDTRONIC INCORPORATED                                                                  690,486
                                                                                                    --------------
MISCELLANEOUS RETAIL: 2.37%
           8,600   COSTCO WHOLESALE CORPORATION                                                            508,862
          24,225   CVS CAREMARK CORPORATION                                                                780,287
                                                                                                         1,289,149
                                                                                                    --------------
MOTION PICTURES: 1.50%
          11,774   TIME WARNER INCORPORATED                                                                343,094
          14,700   WALT DISNEY COMPANY                                                                     474,075
                                                                                                           817,169
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.12%
          18,870   AMERICAN EXPRESS COMPANY                                                                764,612
          10,150   CAPITAL ONE FINANCIAL CORPORATION                                                       389,151
                                                                                                         1,153,763
                                                                                                    --------------

                  94 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT EQUITY INCOME FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
OIL & GAS EXTRACTION: 1.83%
           2,000   APACHE CORPORATION                                                               $      206,340
          23,075   CHESAPEAKE ENERGY CORPORATION                                                           597,181
           2,350   OCCIDENTAL PETROLEUM CORPORATION                                                        191,173
                                                                                                           994,694
                                                                                                    --------------
OIL & OIL SERVICES: 1.81%
          32,675   HALLIBURTON COMPANY                                                                     983,191
                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.81%
          31,100   CHEVRON CORPORATION                                                                   2,394,389
          35,000   CONOCOPHILLIPS                                                                        1,787,450
          36,489   EXXON MOBIL CORPORATION                                                               2,488,185
          27,175   MARATHON OIL CORPORATION                                                                848,404
                                                                                                         7,518,428
                                                                                                    --------------
PHARMACEUTICALS: 6.68%
          17,900   ABBOTT LABORATORIES                                                                     966,421
          26,650   BRISTOL-MYERS SQUIBB COMPANY                                                            672,913
          10,865   JOHNSON & JOHNSON                                                                       699,810
          15,363   MERCK & COMPANY INCORPORATED                                                            561,364
          40,480   PFIZER INCORPORATED                                                                     736,331
                                                                                                         3,636,839
                                                                                                    --------------
RETAIL: 0.30%
           4,100   BEST BUY COMPANY INCORPORATED                                                           161,786
                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 1.20%
          16,834   AMERIPRISE FINANCIAL INCORPORATED                                                       653,496
                                                                                                    --------------
SOFTWARE: 0.84%
          15,050   MICROSOFT CORPORATION                                                                   458,875
                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 4.27%
          27,433   HONEYWELL INTERNATIONAL INCORPORATED                                                  1,075,374
          18,000   UNITED TECHNOLOGIES CORPORATION                                                       1,249,380
                                                                                                         2,324,754
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $55,207,991)                                                                  53,947,620
                                                                                                    --------------

                                                                          YIELD
                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 0.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.09%
          11,678   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                     0.18%                            11,678
          11,678   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)         0.12                             11,678
          11,678   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                0.13                             11,678
          11,679   JPMORGAN PRIME MONEY MARKET FUND(u)                     0.14                             11,679
                                                                                                            46,713
                                                                                                    --------------

                                                                         INTEREST
   PRINCIPAL                                                               RATE     MATURITY DATE
   ---------                                                             --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.35%
$          1,517   ANTALIS US FUNDING CORPORATION++(p)                     0.22       01/13/2010             1,516
           1,517   ANTALIS US FUNDING CORPORATION++(p)                     0.28       01/07/2010             1,517
           1,517   ANTALIS US FUNDING CORPORATION++(p)                     0.29       01/29/2010             1,516
           4,550   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)          0.19       01/15/2010             4,549
           4,019   BANCO SANTANDER SA (MADRID)                             0.08       01/04/2010             4,019

                  Wells Fargo Advantage Variable Trust Funds 95


Portfolio of Investments--December 31, 2009

VT EQUITY INCOME FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$           3,033  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $3,033)                                 0.01%      01/04/2010    $        3,033
           4,019   BANK OF IRELAND                                         0.05       01/04/2010             4,019
           4,019   BNP PARIBAS (PARIS)                                     0.11       01/04/2010             4,019
             607   CALCASIEU PARISH LA+/-ss                                0.37       12/01/2027               607
             834   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                          0.32       06/01/2028               834
           4,701   CALYON (NEW YORK)                                       0.18       01/08/2010             4,701
             402   COLORADO HOUSING & FINANCE AUTHORITY+/-ss               0.28       10/01/2038               402
           4,398   COMMERZBANK AG (GRAND CAYMAN)                           0.00       01/04/2010             4,398
           1,213   COOK COUNTY IL+/-ss                                     0.40       11/01/2030             1,213
           1,137   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,137)      0.01       01/04/2010             1,137
           4,019   DANSKE BANK A/S COPENHAGEN                              0.12       01/04/2010             4,019
           2,730   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss            0.35       12/15/2037             2,730
           4,246   ENI FINANCE USA INCORPORATED++                          0.19       02/04/2010             4,246
           4,550   FORTIS BANK NV SA                                       0.19       01/19/2010             4,550
           1,062   GDF SUEZ++                                              0.19       01/12/2010             1,062
           3,791   GDF SUEZ++                                              0.20       02/03/2010             3,791
           2,275   GOTHAM FUNDING CORPORATION++(p)                         0.18       01/11/2010             2,275
           2,288   GOTHAM FUNDING CORPORATION++(p)                         0.19       01/05/2010             2,288
           4,550   GOVCO INCORPORATED++(p)                                 0.19       01/12/2010             4,549
          24,256   GRYPHON FUNDING LIMITED(a)(i)                           0.00       08/05/2010             9,358
           2,123   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       05/01/2023             2,123
           1,539   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       07/01/2034             1,539
             250   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                          0.27       11/01/2042               250
           2,275   HOUSTON TX UTILITY SYSTEM+/-ss                          0.25       05/15/2034             2,275
             758   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                           0.28       07/01/2029               758
             303   INDIANA MUNICIPAL POWER AGENCY+/-ss                     0.28       01/01/2018               303
             440   ING USA FUNDING LLC                                     0.20       01/04/2010               440
           1,137   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY
                   US TREASURY SECURITIES (MATURITY VALUE $1,137)          0.01       01/04/2010             1,137
             455   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                  0.28       04/15/2025               455
           4,550   KOCH RESOURCES LLC++                                    0.19       01/25/2010             4,549
           3,791   LIBERTY STREET FUNDING CORPORATION++(p)                 0.18       01/08/2010             3,791
           3,791   LLOYDS TSB BANK PLC                                     0.18       01/08/2010             3,791
           1,517   LMA AMERICAS LLC++(p)                                   0.19       01/19/2010             1,516
           5,012   MASSACHUSETTS HEFA+/-ss                                 0.22       10/01/2034             5,012
             751   MATCHPOINT MASTER TRUST++(p)                            0.19       01/05/2010               751
           3,791   MATCHPOINT MASTER TRUST++(p)                            0.20       01/27/2010             3,791
             546   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss               0.27       02/01/2036               546
             303   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                0.28       01/01/2018               303
           3,556   NEW YORK STATE DORMITORY AUTHORITY+/-ss                 0.25       07/01/2034             3,556
           2,639   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                   0.22       12/01/2040             2,639
           2,768   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.20       01/12/2010             2,768
           1,213   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.21       01/11/2010             1,213
             965   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                0.29       01/01/2034               965
           3,262   REGENCY MARKETS #1 LLC++(p)                             0.20       01/07/2010             3,262
           1,368   REGENCY MARKETS #1 LLC++(p)                             0.20       01/20/2010             1,368
           3,791   SALISBURY RECEIVABLES COMPANY++(p)                      0.19       01/19/2010             3,791
           2,047   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss    0.18       12/01/2028             2,047
           4,792   SANPAOLO IMI US FINANCIAL COMPANY                       0.19       01/19/2010             4,792
           3,185   SCALDIS CAPITAL LIMITED++(p)                            0.24       01/06/2010             3,185
           4,701   SOCIETE GENERALE BANNON LLC                             0.18       01/11/2010             4,701
           4,550   STARBIRD FUNDING CORPORATION++(p)                       0.19       01/06/2010             4,550
           4,550   SUMITOMO TRUST & BANKING COMPANY                        0.22       01/05/2010             4,550
           1,198   TASMAN FUNDING INCORPORATED++(p)                        0.24       01/05/2010             1,198

                  96 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009
VT EQUITY INCOME FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          3,488   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                       0.18%      01/15/2010    $        3,488
           3,640   TICONDEROGA MASTER FUNDING LIMITED++(p)                 0.18       01/07/2010             3,640
           1,365   TULSA COUNTY OK INDUSTRIAL AUTHORITY
                   REVENUE+/-ss                                            0.25       07/01/2032             1,365
           4,550   UNICREDITO ITALIANO (NEW YORK)                          0.25       01/04/2010             4,548
             455   VERMONT STATE STUDENT ASSISTANCE
                   CORPORATION+/-ss                                        0.30       12/15/2040               455
          30,760   VFNC CORPORATION++(a)(i)+/-                             0.45       09/30/2010            15,687
           3,791   VICTORY RECEIVABLES CORPORATION++(p)                    0.19       01/08/2010             3,791
           1,062   VICTORY RECEIVABLES CORPORATION++(p)                    0.20       01/13/2010             1,062
           4,550   YORKTOWN CAPITAL LLC++(p)                               0.19       02/03/2010             4,549
                                                                                                           192,848
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $237,219)                                                    239,561
                                                                                                    --------------

     SHARES                                                                YIELD
     ------
SHORT-TERM INVESTMENTS: 0.86%                                            --------
         469,751   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++         0.10                            469,751
TOTAL SHORT-TERM INVESTMENTS (COST $469,751)                                                               469,751
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $55,914,961)*                                            100.40%                                  54,656,932
OTHER ASSETS AND LIABILITIES, NET                               (0.40)                                    (215,848)
                                                               ------                               --------------
TOTAL NET ASSETS                                               100.00%                              $   54,441,084
                                                               ======                               ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $469,751.

* Cost for federal income tax purposes is $56,127,002 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 6,804,732
Gross unrealized depreciation    (8,274,802)
                                -----------
Net unrealized depreciation     $(1,470,070)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 97


Portfolio of Investments--December 31, 2009

VT INTERNATIONAL CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 97.40%
ARGENTINA: 0.18%
           3,570   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                         $       33,915
                                                                                                    --------------
AUSTRALIA: 2.86%
          19,467   AMP LIMITED (INSURANCE CARRIERS)                                                        117,587
           2,850   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                    88,854
           2,418   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                118,051
           3,809   NEWCREST MINING LIMITED (METAL MINING)                                                  120,649
          11,227   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                         86,919
                                                                                                    --------------
                                                                                                           532,060
                                                                                                    --------------
AUSTRIA: 0.22%
           1,800   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                         41,781
                                                                                                    --------------
BELGIUM: 0.94%
          12,881   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            83,033
           1,782   INBEV NA (FOOD & KINDRED PRODUCTS)                                                       92,249
                                                                                                           175,282
                                                                                                    --------------
BRAZIL: 0.46%
           3,877   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                          84,790
                                                                                                    --------------
CANADA: 5.87%
           2,121   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                               114,534
           7,235   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER
                   INVESTMENT OFFICES)                                                                     160,472
           4,320   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                               313,926
           3,889   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                              126,838
           2,101   GOLDCORP INCORPORATED (METAL MINING)                                                     83,068
           4,608   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                               68,072
           1,137   POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF
                   NONMETALLIC MINERALS, EXCEPT FUELS)                                                     123,365
           1,481   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL
                   MACHINERY & COMPUTER EQUIPMENT)+                                                        100,027
                                                                                                         1,090,302
                                                                                                    --------------
CHINA: 3.06%
          93,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED
                   (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                               64,086
           7,971   SINA CORPORATION (BUSINESS SERVICES)+                                                   360,130
           7,509   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                144,248
                                                                                                           568,464
                                                                                                    --------------
DENMARK: 0.32%
             798   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                  58,744
                                                                                                    --------------
FINLAND: 0.37%
           5,338   NOKIA OYJ (COMMUNICATIONS)                                                               69,020
                                                                                                    --------------
FRANCE: 7.26%
           1,335   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                               93,364
           5,538   AXA SA (INSURANCE CARRIERS)                                                             130,027
           1,376   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                109,142
           2,250   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                    122,054
           2,704   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                             47,455
           2,573   FRANCE TELECOM SA (COMMUNICATIONS)                                                       64,295
           1,832   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                 205,418

                  98 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT INTERNATIONAL CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
FRANCE (continued)
           8,445   NATIXIS (DEPOSITORY INSTITUTIONS)                                                      $ 42,169
           1,277   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                              153,285
           1,945   PUBLICIS GROUPE (BUSINESS SERVICES)                                                      79,084
           1,226   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                               85,182
           2,010   TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                    141,417
           1,169   TOTAL SA (OIL & GAS EXTRACTION)                                                          75,085
                                                                                                         1,347,977
                                                                                                    --------------
GERMANY: 10.44%
           4,351   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                      235,674
           1,510   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                      50,747
             840   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                        104,126
           2,616   BASF AG (OIL & GAS EXTRACTION)                                                          161,906
           1,644   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                  131,559
           6,245   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                   332,631
             667   DEUTSCHE BANK AG (BANKING)                                                               47,164
           2,525   DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                  209,094
             701   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                      53,463
          14,859   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                  82,666
           2,075   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                              52,593
           1,627   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                    61,507
             795   METRO AG (FOOD STORES)                                                                   48,553
             810   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE
                   CARRIERS)                                                                               126,165
             769   SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                 75,353
             958   SAP AG (BUSINESS SERVICES)                                                               45,671
           1,314   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     120,587
                                                                                                         1,939,459
                                                                                                    --------------
GREECE: 1.09%
          14,716   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                   152,712
           1,925   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                     49,457
                                                                                                           202,169
                                                                                                    --------------
HONG KONG: 0.80%
              25   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                       233
           1,965   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                91,235
           3,253   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                    57,879
                                                                                                           149,347
                                                                                                    --------------
IRELAND: 0.40%
           7,501   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                               74,093
                                                                                                    --------------
ISRAEL: 0.28%
             911   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
                   (BIOPHARMACEUTICALS)                                                                     51,180
                                                                                                    --------------
JAPAN: 14.73%
           3,900   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                              101,599
           6,000   ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE
                   PRODUCTS)                                                                                57,072
           1,600   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                               68,062
          14,500   ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT
                   MANUFACTURING & RELATED)+                                                               236,320
         145,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                         272,374
           8,500   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                     177,940
           6,200   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                     212,958
           8,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS &
                   CONCRETE PRODUCTS)                                                                      110,111
          17,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                   & SERVICES)                                                                             128,654

                  Wells Fargo Advantage Variable Trust Funds 99


Portfolio of Investments--December 31, 2009

VT INTERNATIONAL CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
JAPAN (continued)
             520   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                            $       35,404
          12,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                  77,369
          65,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                     329,072
           1,200   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                      73,335
           1,700   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                              109,120
          49,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                              271,896
          19,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                               72,847
           4,400   TOYOTA MOTOR CORPORATION (AUTO-CARS MANUFACTURER)                                       185,508
           1,500   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                      140,619
             250   YAHOO! JAPAN CORPORATION (BUSINESS SERVICES)                                             75,167
                                                                                                         2,735,427
                                                                                                    --------------
LUXEMBOURG: 0.59%
           2,387   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                      109,101
                                                                                                    --------------
MEXICO: 0.75%
           1,522   AMERICA MOVIL SAB DE C.V. ADR SERIES L (COMMUNICATIONS)                                  71,504
           1,429   FOMENTO ECONOMICO MEXICANO SA DE CV ADR (FOOD & KINDRED
                   PRODUCTS)                                                                                68,421
                                                                                                           139,925
                                                                                                    --------------
NETHERLANDS: 6.78%
           5,842   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                     199,457
           1,980   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                 66,623
           9,186   NEW WORLD RESOURCES NV CLASS A (ENERGY)                                                  82,731
           8,987   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                447,170
           6,743   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                   219,463
          13,479   USG PEOPLE NV (BUSINESS SERVICES)+                                                      243,803
                                                                                                         1,259,247
                                                                                                    --------------
NORWAY: 0.39%
           5,167   TELENOR ASA (COMMUNICATIONS)                                                             72,181
                                                                                                    --------------
POLAND: 0.42%
           1,375   BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                  77,201
                                                                                                    --------------
RUSSIA: 1.67%
           3,605   GAZPROM ADR (OIL & GAS EXTRACTION)                                                       91,928
           1,503   LUKOIL ADR (OIL & GAS EXTRACTION)                                                        86,122
           7,021   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                   132,135
                                                                                                           310,185
                                                                                                    --------------
SINGAPORE: 0.35%
          6,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                     65,226
                                                                                                    --------------
SOUTH KOREA: 1.02%
              55   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED
                   PRODUCTS)                                                                                61,048
             187   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      128,231
                                                                                                           189,279
                                                                                                    --------------
SPAIN: 2.06%
           5,181   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
                   INSTITUTIONS)                                                                            85,614
          17,296   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS,
                   DEALERS, EXCHANGES & SERVICES)                                                           81,923
           2,245   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                              140,206
           2,698   TELEFONICA SA (COMMUNICATIONS)                                                           75,514
                                                                                                           383,257
                                                                                                    --------------

                 100 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT INTERNATIONAL CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
SWEDEN: 1.52%
           1,319   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                         $       73,122
          14,760   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                149,548
           3,502   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                  59,422
                                                                                                           282,092
                                                                                                    --------------
SWITZERLAND: 10.89%
           8,802   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                   RELATED SERVICES)                                                                       169,608
           2,393   ADECCO SA (BUSINESS SERVICES)                                                           132,010
           2,002   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS
                   MANUFACTURING INDUSTRIES)                                                                67,321
           4,946   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                           245,031
           6,611   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                     320,856
           3,641   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                               198,832
           1,465   ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                          250,534
           1,230   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                    311,338
           2,058   TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                          170,402
             715   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                       156,316
                                                                                                         2,022,248
                                                                                                    --------------
TAIWAN: 0.65%
           7,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      121,622
                                                                                                    --------------
UNITED KINGDOM: 20.64%
           4,868   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                      62,021
           3,937   ANGLO AMERICAN PLC (COAL MINING)                                                        170,502
          13,451   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                               213,973
          46,222   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                             60,571
          45,400   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                  200,054
           5,294   BG GROUP PLC (OIL & GAS EXTRACTION)                                                      95,590
           9,238   BHP BILLITON PLC (COAL MINING)                                                          294,508
          31,619   BP PLC (OIL & GAS EXTRACTION)                                                           305,319
          17,934   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                              53,939
           9,118   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                       87,575
           5,675   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                    72,967
          12,400   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               83,890
          89,106   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     149,005
          30,761   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                             350,932
           6,891   ICAP PLC (BUSINESS SERVICES)                                                             47,528
           5,446   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES,
                   CAMPS & OTHER LODGE PLACES)                                                              78,248
           2,269   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                   45,861
          14,511   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    69,810
          13,759   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                   & MOBILE HOME DEALERS)                                                                   50,650
          34,612   MAN GROUP PLC (BUSINESS SERVICES)                                                       170,823
           1,390   NEXT PLC (APPAREL & ACCESSORY STORES)                                                    46,476
           1,368   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                    74,050
           5,837   RIO TINTO PLC (METAL MINING)                                                            315,180
           6,831   ROYAL DUTCH SHELL A (OIL & GAS EXTRACTION)                                              206,708
          10,619   SAVILLS PLC (SOCIAL SERVICES)                                                            54,679
           1,908   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                         48,169
           4,142   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                            56,725
          29,941   VODAFONE GROUP PLC (COMMUNICATIONS)                                                      69,335
           9,860   WPP PLC (COMMUNICATIONS)                                                                 96,434
          11,340   XSTRATA PLC (METAL MINING)                                                              202,261
                                                                                                         3,833,783
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 101


Portfolio of Investments--December 31, 2009

VT INTERNATIONAL CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
UNITED STATES OF AMERICA: 0.39%
           1,933   Netease.com Incorporated ADR (Business Services)+                                $       72,700
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $15,719,832)                                                                  18,092,057
                                                                                                    --------------

                                                                         DIVIDEND
                                                                           YIELD
                                                                         --------
PREFERRED STOCKS: 1.63%
           4,221   FRESENIUS AG (HEALTHCARE)(t)                            1.43%                           303,009
TOTAL PREFERRED STOCKS (COST $226,308)                                                                     303,009
                                                                                                    --------------

                                                                         INTEREST
   PRINCIPAL                                                               RATE     MATURITY DATE
   ---------                                                             --------   -------------
CORPORATE DEBT SECURITIES: 0.02%
$          3,344   GRYPHON FUNDING LIMITED(a)(i)                           0.00       08/05/2010             1,290
           4,240   VFNC CORPORATION+++/-(a)(i)                             0.45       09/30/2010             2,163
                                                                                                             3,453
                                                                                                             -----
TOTAL CORPORATE DEBT SECURITIES
   (COST $3,173)                                                                                             3,453
                                                                                                             -----

     SHARES                                                                YIELD
     ------                                                              --------
SHORT-TERM INVESTMENTS: 0.61%
         113,091   WELLS FARGO ADVANTAGE MONEY MARKET Trust~+++(u)         0.10                            113,091
TOTAL SHORT-TERM INVESTMENTS (COST $113,091)                                                               113,091
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,062,404)*                                                99.66%                               18,511,610
OTHER ASSETS AND LIABILITIES, NET                                   0.34                                    63,081
                                                                  ------                            --------------
TOTAL NET ASSETS                                                  100.00%                           $   18,574,691
                                                                  ======                            ==============

----------
+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(t)  Rate shown is the annual yield at period end.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $113,091.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $16,378,675 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $2,672,410
Gross unrealized depreciation     (539,475)
                                ----------
Net unrealized appreciation     $2,132,935

The accompanying notes are an integral part of these financial statements.

                 102 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT LARGE COMPANY CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 98.99%
AUTO PARTS & EQUIPMENT: 2.57%
          10,000   JOHNSON CONTROLS INCORPORATED                                                    $      272,400
                                                                                                    --------------
BEVERAGES: 1.02%
           1,900   THE COCA-COLA COMPANY                                                                   108,300
                                                                                                    --------------
BIOPHARMACEUTICALS: 1.11%
           2,400   GENZYME CORPORATION+                                                                    117,624
                                                                                                    --------------
BUSINESS SERVICES: 3.88%
          23,600   MONSTER WORLDWIDE INCORPORATED+                                                         410,640
                                                                                                    --------------
COSMETICS, PERSONAL CARE: 0.57%
           1,000   PROCTER & GAMBLE COMPANY                                                                 60,630
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 12.66%
          22,228   BANK OF AMERICA CORPORATION                                                             334,754
          10,700   BANK OF NEW YORK MELLON CORPORATION                                                     299,279
           8,300   JPMORGAN CHASE & COMPANY                                                                345,861
          19,200   WESTERN UNION COMPANY                                                                   361,920
                                                                                                         1,341,814
                                                                                                    --------------
E-COMMERCE/SERVICES: 3.24%
          14,600   EBAY INCORPORATED+                                                                      343,684
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 10.92%
          10,000   ANALOG DEVICES INCORPORATED                                                             315,800
          14,700   CISCO SYSTEMS INCORPORATED+                                                             351,918
          11,800   NOVELLUS SYSTEMS INCORPORATED+                                                          275,412
           8,700   TYCO ELECTRONICS LIMITED                                                                213,585
                                                                                                         1,156,715
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 2.37%
           4,700   WAL-MART STORES INCORPORATED                                                            251,215
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.12%
           1,000   DEERE & COMPANY                                                                          54,090
          26,600   DELL INCORPORATED+                                                                      381,976
                                                                                                           436,066
                                                                                                    --------------
INFORMATION & BUSINESS SERVICES: 1.41%
           8,900   Yahoo! Incorporated+                                                                    149,342
                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.66%
           3,000   MEDTRONIC INCORPORATED                                                                  131,940
           1,200   ST. JUDE MEDICAL INCORPORATED+                                                           44,136
                                                                                                           176,076
                                                                                                    --------------
MEDICAL PRODUCTS: 1.06%
           1,900   ZIMMER HOLDINGS INCORPORATED+                                                           112,309
                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.27%
           9,700   TYCO INTERNATIONAL LIMITED                                                              346,096
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 103


Portfolio of Investments--December 31, 2009

VT LARGE COMPANY CORE FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
MISCELLANEOUS RETAIL: 6.50%
          14,400   STAPLES INCORPORATED                                                             $      354,096
           9,100   WALGREEN COMPANY                                                                        334,152
                                                                                                           688,248
                                                                                                    --------------
MISCELLANEOUS SERVICES: 0.96%
          1,200    DUN & BRADSTREET CORPORATION                                                            101,244
                                                                                                    --------------
MOTION PICTURES: 2.89%
           9,500   WALT DISNEY COMPANY<<                                                                   306,375
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.49%
           6,500   AMERICAN EXPRESS COMPANY                                                                263,380
                                                                                                    --------------
OIL & GAS EXTRACTION: 4.02%
           5,800   DEVON ENERGY CORPORATION                                                                426,300
                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.06%
           4,000   CHEVRON CORPORATION                                                                     307,960
           7,400   CONOCOPHILLIPS                                                                          377,918
          16,400   VALERO ENERGY CORPORATION                                                               274,700
                                                                                                           960,578
                                                                                                    --------------
PHARMACEUTICALS: 2.76%
          11,600   BRISTOL-MYERS SQUIBB COMPANY                                                            292,900
                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 3.50%
          23,000   ALCOA INCORPORATED                                                                      370,760
                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.67%
          11,600   MCGRAW-HILL COMPANIES INCORPORATED                                                      388,716
                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.10%
          11,100   MORGAN STANLEY                                                                          328,560
                                                                                                    --------------
SOFTWARE: 3.17%
          11,000   MICROSOFT CORPORATION                                                                   335,390
                                                                                                    --------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 2.21%
           4,900   COVIDIEN PLC                                                                            234,661
                                                                                                    --------------
TELECOMMUNICATIONS EQUIPMENT: 2.11%
          11,600   CORNING INCORPORATED                                                                    223,996
                                                                                                    --------------
TRAVEL & RECREATION: 2.69%
           9,000   CARNIVAL CORPORATION                                                                    285,210
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $11,814,702)                                                                  10,489,229
                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 1.51%

                                                                           YIELD
                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.27%
           7,083   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                     0.18%                             7,083
           7,083   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)         0.12                              7,083
           7,083   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                0.13                              7,083
           7,084   JPMORGAN PRIME MONEY MARKET FUND(u)                     0.14                              7,084
                                                                                                            28,333
                                                                                                    --------------

                 104 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT LARGE COMPANY CORE FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.24%
$            920   ANTALIS US FUNDING CORPORATION++(p)                     0.22%      01/13/2010    $          920
             920   ANTALIS US FUNDING CORPORATION++(p)                     0.28       01/07/2010               920
             920   ANTALIS US FUNDING CORPORATION++(p)                     0.29       01/29/2010               920
           2,760   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)          0.19       01/15/2010             2,759
           2,438   BANCO SANTANDER SA (MADRID)                             0.08       01/04/2010             2,438
           1,840   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,840)      0.01       01/04/2010             1,840
           2,438   BANK OF IRELAND                                         0.05       01/04/2010             2,438
           2,438   BNP PARIBAS (PARIS)                                     0.11       01/04/2010             2,438
             368   CALCASIEU PARISH LA+/-ss                                0.37       12/01/2027               368
             506   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                          0.32       06/01/2028               506
           2,852   CALYON (NEW YORK)                                       0.18       01/08/2010             2,852
             244   COLORADO HOUSING & FINANCE AUTHORITY+/-ss               0.28       10/01/2038               244
           2,668   COMMERZBANK AG (GRAND CAYMAN)                           0.00       01/04/2010             2,668
             736   COOK COUNTY IL+/-ss                                     0.40       11/01/2030               736
             690   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $690)        0.01       01/04/2010               690
           2,438   DANSKE BANK A/S COPENHAGEN                              0.12       01/04/2010             2,438
           1,656   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss            0.35       12/15/2037             1,656
           2,576   ENI FINANCE USA INCORPORATED++                          0.19       02/04/2010             2,575
           2,760   FORTIS BANK NV SA                                       0.19       01/19/2010             2,760
             644   GDF SUEZ++                                              0.19       01/12/2010               644
           2,300   GDF SUEZ++                                              0.20       02/03/2010             2,299
           1,380   GOTHAM FUNDING CORPORATION++(p)                         0.18       01/11/2010             1,380
           1,388   GOTHAM FUNDING CORPORATION++(p)                         0.19       01/05/2010             1,387
           2,760   GOVCO INCORPORATED++(p)                                 0.19       01/12/2010             2,759
          29,192   GRYPHON FUNDING LIMITED(a)(i)                           0.00       08/05/2010            11,262
           1,288   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       05/01/2023             1,288
             934   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       07/01/2034               934
             152   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                          0.27       11/01/2042               152
           1,380   HOUSTON TX UTILITY SYSTEM+/-ss                          0.25       05/15/2034             1,380
             460   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                           0.28       07/01/2029               460
             184   INDIANA MUNICIPAL POWER AGENCY+/-ss                     0.28       01/01/2018               184
             267   ING USA FUNDING LLC                                     0.20       01/04/2010               267
             690   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY
                   US TREASURY SECURITIES (SECURITY VALUE $690)            0.01       01/04/2010               690
             276   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                  0.28       04/15/2025               276
           2,760   KOCH RESOURCES LLC++                                    0.19       01/25/2010             2,759
           2,300   LIBERTY STREET FUNDING CORPORATION++(p)                 0.18       01/08/2010             2,300
           2,300   LLOYDS TSB BANK PLC                                     0.18       01/08/2010             2,300
             920   LMA AMERICAS LLC++(p)                                   0.19       01/19/2010               920
           3,040   MASSACHUSETTS HEFA+/-ss                                 0.22       10/01/2034             3,040
             455   MATCHPOINT MASTER TRUST++(p)                            0.19       01/05/2010               455
           2,300   MATCHPOINT MASTER TRUST++(p)                            0.20       01/27/2010             2,299
             331   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss               0.27       02/01/2036               331
             184   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                0.28       01/01/2018               184
           2,157   NEW YORK STATE DORMITORY AUTHORITY+/-ss                 0.25       07/01/2034             2,157
           1,601   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                   0.22       12/01/2040             1,601
           1,679   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.20       01/12/2010             1,679
             736   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.21       01/11/2010               736
             585   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                0.29       01/01/2034               585
           1,979   REGENCY MARKETS #1 LLC++(p)                             0.20       01/07/2010             1,979
             830   REGENCY MARKETS #1 LLC++(p)                             0.20       01/20/2010               830
           2,300   SALISBURY RECEIVABLES COMPANY++(p)                      0.19       01/19/2010             2,299
           1,241   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss    0.18       12/01/2028             1,241

                 Wells Fargo Advantage Variable Trust Funds 105


Portfolio of Investments--December 31, 2009

VT LARGE COMPANY CORE FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          2,907   SANPAOLO IMI US FINANCIAL COMPANY                       0.19%      01/19/2010    $        2,906
           1,932   SCALDIS CAPITAL LIMITED++(p)                            0.24       01/06/2010             1,932
           2,852   SOCIETE GENERALE BANNON LLC                             0.18       01/11/2010             2,852
           2,760   STARBIRD FUNDING CORPORATION++(p)                       0.19       01/06/2010             2,759
           2,760   SUMITOMO TRUST & BANKING COMPANY                        0.22       01/05/2010             2,759
             727   TASMAN FUNDING INCORPORATED++(p)                        0.24       01/05/2010               727
           2,116   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                       0.18       01/15/2010             2,116
           2,208   TICONDEROGA MASTER FUNDING LIMITED++(p)                 0.18       01/07/2010             2,208
             828   TULSA COUNTY OK INDUSTRIAL AUTHORITY
                   REVENUE+/-ss                                            0.25       07/01/2032               828
           2,760   UNICREDITO ITALIANO (NEW YORK)                          0.25       01/04/2010             2,760
             276   VERMONT STATE STUDENT ASSISTANCE
                   CORPORATION+/-SS                                        0.30       12/15/2040               276
          37,019   VFNC CORPORATION+++/-(a)(i)                             0.45       09/30/2010            18,880
           2,300   VICTORY RECEIVABLES CORPORATION++(p)                    0.19       01/08/2010             2,300
             644   VICTORY RECEIVABLES CORPORATION++(p)                    0.20       01/13/2010               644
           2,760   YORKTOWN CAPITAL LLC++(p)                               0.19       02/03/2010             2,750
                                                                                                           131,920
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,434)                                                    160,253
                                                                                                    --------------

     SHARES                                                                YIELD
     ------                                                              --------
SHORT-TERM INVESTMENTS: 0.68%
          72,484   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++         0.10                             72,484
TOTAL SHORT-TERM INVESTMENTS (COST $72,484)                                                                 72,484
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $12,044,620)*                                             101.18%                                 10,721,966
OTHER ASSETS AND LIABILITIES, NET                                (1.18)                                   (125,396)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   10,596,570
                                                                ======                              ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $72,484.

* Cost for federal income tax purposes is $12,092,557 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 1,069,563
Gross unrealized depreciation    (2,440,154)
                                -----------
Net unrealized depreciation     $(1,370,591)

The accompanying notes are an integral part of these financial statements.

                 106 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009


VT LARGE COMPANY GROWTH FUND

     SHARES        SECURITY NAME                                                                        VALUE
----------------   -------------                                                                    --------------
COMMON STOCKS: 98.77%
APPAREL & ACCESSORY STORES: 1.46%
          18,800   KOHL'S CORPORATION+                                                              $    1,013,884
                                                                                                    --------------
BIOPHARMACEUTICALS: 2.38%
          33,700   GENZYME CORPORATION+                                                                  1,651,637
                                                                                                    --------------
BIOTECHNOLOGY: 0.95%
          11,700   AMGEN INCORPORATED+                                                                     661,869
                                                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.73%
          34,900   FASTENAL COMPANY<<                                                                    1,453,236
          78,300   LOWE'S COMPANIES INCORPORATED                                                         1,831,437
                                                                                                         3,284,673
                                                                                                    --------------
BUSINESS SERVICES: 4.79%
          22,200   AUTOMATIC DATA PROCESSING INCORPORATED                                                  950,604
          13,800   FACTSET RESEARCH SYSTEMS INCORPORATED                                                   909,006
          16,800   VISA INCORPORATED CLASS A SHARES                                                      1,469,328
                                                                                                         3,328,938
                                                                                                    --------------
COMMERCIAL SERVICES: 3.44%
          77,950   PAYCHEX INCORPORATED                                                                  2,388,388
                                                                                                    --------------
COMPUTERS - MEMORY DEVICES: 2.46%
          97,800   EMC CORPORATION+                                                                      1,708,566
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 1.00%
          36,900   WESTERN UNION COMPANY                                                                   695,565
                                                                                                    --------------
E-COMMERCE/SERVICES: 6.16%
          24,300   AMAZON.COM INCORPORATED+                                                              3,268,836
          43,100   EBAY INCORPORATED+                                                                    1,014,574
                                                                                                         4,283,410
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.34%
         160,600   CISCO SYSTEMS INCORPORATED+                                                           3,844,764
          41,200   LINEAR TECHNOLOGY CORPORATION                                                         1,258,248
                                                                                                         5,103,012
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 6.90%
          59,100   TARGET CORPORATION                                                                    2,858,667
          36,300   WAL-MART STORES INCORPORATED                                                          1,940,235
                                                                                                         4,798,902
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.17%
          21,000   APPLE INCORPORATED+                                                                   4,428,060
         129,500   INTEL CORPORATION                                                                     2,641,800
                                                                                                         7,069,860
                                                                                                    --------------
INFORMATION & BUSINESS SERVICES: 6.87%
           7,700   GOOGLE INCORPORATED CLASS A+                                                          4,773,846
                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.77%
          59,575   MEDTRONIC INCORPORATED                                                                2,620,109
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 107


Portfolio of Investments--December 31, 2009

VT LARGE COMPANY GROWTH FUND

     SHARES        SECURITY NAME                                                                        VALUE
----------------   -------------                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.73%
         176,850   CHARLES SCHWAB CORPORATION                                                       $    3,328,317
           3,800   CME GROUP INCORPORATED                                                                1,276,610
          22,100   FRANKLIN RESOURCES INCORPORATED                                                       2,328,235
          32,025   GOLDMAN SACHS GROUP INCORPORATED                                                      5,407,101
          38,800   T. ROWE PRICE GROUP INCORPORATED                                                      2,066,100
                                                                                                        14,406,363
                                                                                                    --------------
SOFTWARE: 6.09%
         138,870   MICROSOFT CORPORATION                                                                 4,234,146
                                                                                                    --------------
TELECOMMUNICATIONS: 4.93%
          74,050   QUALCOMM INCORPORATED                                                                 3,425,553
                                                                                                    --------------
TRANSPORTATION SERVICES: 4.60%
          29,000   C.H. ROBINSON WORLDWIDE INCORPORATED                                                  1,703,170
          43,100   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                   1,496,863
                                                                                                         3,200,033
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $59,792,172)                                                                  68,648,754
                                                                                                    --------------

                                                                           YIELD
                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 2.10%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.38%
          65,590   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                       0.18%                          65,590
          65,590   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)           0.12                           65,590
          65,590   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                  0.13                           65,590
          65,599   JPMORGAN PRIME MONEY MARKET FUND(u)                       0.14                           65,599
                                                                                                           262,369
                                                                                                    --------------


                                                                         INTEREST
    PRINCIPAL                                                              RATE     MATURITY DATE
----------------                                                         --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.72%
$          8,518   ANTALIS US FUNDING CORPORATION++(p)                       0.22      01/13/2010            8,518
           8,518   ANTALIS US FUNDING CORPORATION++(p)                       0.28      01/07/2010            8,518
           8,518   ANTALIS US FUNDING CORPORATION++(p)                       0.29      01/29/2010            8,516
          25,555   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)            0.19      01/15/2010           25,553
         22,573B   ANCO SANTANDER SA (MADRID)                                0.08      01/04/2010           22,573
          17,036   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $17,036)                                  0.01      01/04/2010           17,036
          22,573   BANK OF IRELAND                                           0.05      01/04/2010           22,573
          22,573   BNP PARIBAS (PARIS)                                       0.11      01/04/2010           22,573
           3,407   CALCASIEU PARISH LA+/-ss                                  0.37      12/01/2027            3,407
           4,685   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                            0.32      06/01/2028            4,685
          26,407   CALYON (NEW YORK)                                         0.18      01/08/2010           26,407
           2,255   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                 0.28      10/01/2038            2,255
          24,703   COMMERZBANK AG (GRAND CAYMAN)                             0.00      01/04/2010           24,703
           6,815   COOK COUNTY IL+/-ss                                       0.40      11/01/2030            6,815
           6,389   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $6,389)                                   0.01      01/04/2010            6,389
          22,573   DANSKE BANK A/S COPENHAGEN                                0.12      01/04/2010           22,573
          15,333   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss              0.35      12/15/2037           15,333
          23,851   ENI FINANCE USA INCORPORATED++                            0.19      02/04/2010           23,847
          25,555   FORTIS BANK NV SA                                         0.19      01/19/2010           25,555
           5,963   GDF SUEZ++                                                0.19      01/12/2010            5,962
          21,296   GDF SUEZ++                                                0.20      02/03/2010           21,292

                 108 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009


VT LARGE COMPANY GROWTH FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
----------------   -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         12,777   GOTHAM FUNDING CORPORATION++(p)                           0.18%     01/11/2010   $       12,777
          12,849   GOTHAM FUNDING CORPORATION++(p)                           0.19      01/05/2010           12,849
          25,555   GOVCO INCORPORATED++(p)                                   0.19      01/12/2010           25,553
         245,443   GRYPHON FUNDING LIMITED(a)(i)                             0.00      08/05/2010           94,692
          11,926   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      05/01/2023           11,926
           8,646   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      07/01/2034            8,646
           1,406   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                            0.27      11/01/2042            1,406
          12,777   HOUSTON TX UTILITY SYSTEM+/-ss                            0.25      05/15/2034           12,777
           4,259   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                             0.28      07/01/2029            4,259
           1,704   INDIANA MUNICIPAL POWER AGENCY+/-ss                       0.28      01/01/2018            1,704
           2,470   ING USA FUNDING LLC                                       0.20      01/04/2010            2,470
           6,389   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES
                   (MATURITY VALUE $6,389)                                   0.01      01/04/2010            6,389
           2,555   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                    0.28      04/15/2025            2,555
          25,555   KOCH RESOURCES LLC++                                      0.19      01/25/2010           25,551
          21,296   LIBERTY STREET FUNDING CORPORATION++(p)                   0.18      01/08/2010           21,295
          21,296   LLOYDS TSB BANK PLC                                       0.18      01/08/2010           21,296
           8,518   LMA AMERICAS LLC++(p)                                     0.19      01/19/2010            8,517
          28,153   MASSACHUSETTS HEFA+/-ss                                   0.22      10/01/2034           28,153
           4,217   MATCHPOINT MASTER TRUST++(p)                              0.19      01/05/2010            4,216
          21,296   MATCHPOINT MASTER TRUST++(p)                              0.20      01/27/2010           21,293
           3,067   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                 0.27      02/01/2036            3,067
           1,704   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                  0.28      01/01/2018            1,704
          19,975   NEW YORK STATE DORMITORY AUTHORITY+/-ss                   0.25      07/01/2034           19,975
          14,822   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                     0.22      12/01/2040           14,822
          15,546   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.20      01/12/2010           15,545
           6,815   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.21      01/11/2010            6,814
           5,418   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                  0.29      01/01/2034            5,418
          18,323   REGENCY MARKETS #1 LLC++(p)                               0.20      01/07/2010           18,322
           7,683   REGENCY MARKETS #1 LLC++(p)                               0.20      01/20/2010            7,682
          21,296   SALISBURY RECEIVABLES COMPANY++(p)                        0.19      01/19/2010           21,294
          11,495   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                          0.18      12/01/2028           11,495
          26,918   SANPAOLO IMI US FINANCIAL COMPANY                         0.19      01/19/2010           26,915
          17,888   SCALDIS CAPITAL LIMITED++(p)                              0.24      01/06/2010           17,888
          26,407   SOCIETE GENERALE BANNON LLC                               0.18      01/11/2010           26,407
          25,555   STARBIRD FUNDING CORPORATION++(p)                         0.19      01/06/2010           25,554
          25,555   SUMITOMO TRUST & BANKING COMPANY                          0.22      01/05/2010           25,554
           6,729   TASMAN FUNDING INCORPORATED++(p)                          0.24      01/05/2010            6,729
          19,592   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                         0.18      01/15/2010           19,591
          20,444   TICONDEROGA MASTER FUNDING LIMITED++(p)                   0.18      01/07/2010           20,443
           7,666   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss         0.25      07/01/2032            7,666
          25,555   UNICREDITO ITALIANO (NEW YORK)                            0.25      01/04/2010           25,555
           2,555   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss         0.30      12/15/2040            2,555
         311,256   VFNC CORPORATION+++/-(a)(i)                               0.45      09/30/2010          158,740
          21,296   VICTORY RECEIVABLES CORPORATION++(p)                      0.19      01/08/2010           21,295
           5,963   VICTORY RECEIVABLES CORPORATION++(p)                      0.20      01/13/2010            5,962
          25,555   YORKTOWN CAPITAL LLC++(p)                                 0.19      02/03/2010           25,550
                                                                                                         1,195,949
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,434,615)                                                1,458,318
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 109


Portfolio of Investments--December 31, 2009

VT LARGE COMPANY GROWTH FUND

     SHARES        SECURITY NAME                                           YIELD                         VALUE
     ------        -------------                                         --------                   --------------
SHORT-TERM INVESTMENTS: 1.15%
         801,778   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++  0.10%                           $      801,778
TOTAL SHORT-TERM INVESTMENTS (COST $801,778)                                                               801,778
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $62,028,565)*                                          102.02%                                 70,908,850
Other Assets and Liabilities, Net                                (2.02)                                 (1,402,644)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   69,506,206
                                                                ------                              --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $801,778.

* Cost for federal income tax purposes is $63,464,279 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $11,499,501
Gross unrealized depreciation    (4,054,930)
                                -----------
Net unrealized appreciation     $ 7,444,571

The accompanying notes are an integral part of these financial statements.

                 110 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT MONEY MARKET FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
CERTIFICATES OF DEPOSIT: 5.92%
$        500,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)              0.32%      01/21/2010    $      500,004
         300,000   BARCLAYS BANK PLC (NEW YORK)+/-                         0.23       04/07/2010           300,000
         500,000   CALYON (NEW YORK)                                       0.66       02/01/2010           500,000
         500,000   CREDIT AGRICOLE SA                                      0.20       02/02/2010           500,000
         500,000   DEXIA CREDIT LOCAL SA (NEW YORK)                        0.32       01/26/2010           500,004
         300,000   ROYAL BANK OF SCOTLAND PLC (NEW YORK)                   0.47       01/19/2010           300,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,600,008)                                                          2,600,008
                                                                                                    --------------
COMMERCIAL PAPER: 67.58%
         300,000   AMSTERDAM FUNDING CORPORATION++(p)                      0.30       02/10/2010           299,903
         250,000   AMSTERDAM FUNDING CORPORATION++(p)                      0.30       02/12/2010           249,919
         250,000   ANTALIS US FUNDING CORPORATION++(p)                     0.23       01/08/2010           249,994
         500,000   ANTALIS US FUNDING CORPORATION++(p)                     0.20       01/25/2010           499,942
         500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                  0.25       02/08/2010           499,878
         250,000   ATLANTIC ASSET SECURITIZATION
                   CORPORATION++(p)                                        0.35       01/05/2010           249,998
         300,000   ATLANTIS ONE FUNDING++(p)                               0.29       01/20/2010           299,961
         250,000   ATLANTIS ONE FUNDING++(p)                               0.23       03/08/2010           249,899
         250,000   ATLANTIS ONE FUNDING++(p)                               0.23       03/11/2010           249,895
         300,000   BANCO BILBAO VIZCAYA (LONDON)++                         0.24       01/19/2010           299,970
         32,000    BANK OF AMERICA NA                                      0.65       02/16/2010            31,975
         250,000   BARCLAYS US FUNDING LLC                                 0.64       03/01/2010           249,751
         250,000   BARTON CAPITAL LLC++(p)                                 0.27       01/14/2010           249,981
         500,000   BARTON CAPITAL LLC++(p)                                 0.25       01/19/2010           499,948
         250,000   BASF SE CORPORATION++                                   0.55       01/14/2010           249,962
         250,000   CANCARA ASSET SECURITIZATION LLC++(p)                   0.26       03/10/2010           249,883
         250,000   CANCARA ASSET SECURITIZATION LLC++(p)                   0.27       02/10/2010           249,931
         250,000   CHARTA LLC++(p)                                         0.25       02/08/2010           249,939
         500,000   CHARTA LLC++(p)                                         0.22       03/17/2010           499,780
         500,000   CIESCO LLC++(p)                                         0.26       01/06/2010           499,993
         300,000   CIESCO LLC++(p)                                         0.25       01/12/2010           299,983
         300,000   CITIBANK CREDIT CARD ISSUANCE TRUST++(p)                0.28       01/05/2010           299,998
         300,000   CITIBANK CREDIT CARD ISSUANCE TRUST++(p)                0.30       01/05/2010           299,998
         250,000   CITIBANK CREDIT CARD ISSUANCE TRUST++(p)                0.25       03/02/2010           249,901
         500,000   CLIPPER RECEIVABLES COMPANY LLC++(p)                    0.24       03/25/2010           499,733
         250,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                  0.55       01/13/2010           249,966
         250,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                  0.55       02/02/2010           249,889
         350,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                  0.50       03/03/2010           349,718
         600,000   CROWN POINT CAPITAL COMPANY++(p)                        0.55       01/08/2010           599,963
         250,000   CROWN POINT CAPITAL COMPANY++(p)                        0.55       01/13/2010           249,966
         250,000   DANSKE CORPORATION++                                    0.53       01/15/2010           249,960
         750,000   DNB NOR BANK ASA++                                      0.30       01/25/2010           749,869
         300,000   E.ON AG++                                               0.25       01/11/2010           299,985
         300,000   EKSPORTFINANS ASA++                                     0.30       01/07/2010           299,993
         350,000   ENTERPRISE FUNDING LLC++(p)                             0.25       02/09/2010           349,913
         500,000   ENTERPRISE FUNDING LLC++(p)                             0.22       03/25/2010           499,756
         250,000   ERASMUS CAPITAL CORPORATION++(p)                        0.26       02/02/2010           249,948
         250,000   FAIRWAY FINANCE CORPORATION++(p)                        0.28       01/06/2010           249,996
         250,000   FALCON ASSET SECURITY COMPANY LLC++(p)                  0.17       02/01/2010           249,967
         250,000   GDF SUEZ++                                              0.20       02/09/2010           249,950
         350,000   GOVCO LLC++(p)                                          0.23       03/01/2010           349,875
         250,000   GOVCO LLC++(p)                                          0.22       03/04/2010           249,910
         250,000   GRAMPIAN FUNDING LLC++(p)                               0.35       01/22/2010           249,956
         250,000   GRAMPIAN FUNDING LLC++(p)                               0.32       02/17/2010           249,902
         250,000   GRAMPIAN FUNDING LLC++(p)                               0.31       02/22/2010           249,895
         500,000   GROUPE BPCE++                                           0.25       02/05/2010           499,889

                 Wells Fargo Advantage Variable Trust Funds 111


Portfolio of Investments--December 31, 2009

VT MONEY MARKET FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COMMERCIAL PAPER (continued)
$        250,000   GROUPE BPCE++                                           0.28%      03/01/2010    $      249,891
         500,000   ING USA FUNDING LLC                                     0.32       01/29/2010           499,889
         250,000   ING USA FUNDING LLC                                     0.30       01/22/2010           249,963
         400,000   KITTY HAWK FUNDING CORPORATION++(p)                     0.25       02/09/2010           399,900
         300,000   KITTY HAWK FUNDING CORPORATION++(p)                     0.25       03/19/2010           299,846
         400,000   LEXINGTON PARKER CAPITAL++(p)                           0.55       01/14/2010           399,939
         250,000   LEXINGTON PARKER CAPITAL++(p)                           0.55       01/15/2010           249,958
         250,000   LOUIS DREYFUS CORPORATION                               0.30       01/15/2010           249,977
         250,000   LOUIS DREYFUS CORPORATION                               0.40       02/04/2010           249,914
         750,000   MATCHPOINT MASTER TRUST++(p)                            0.20       01/27/2010           749,904
         250,000   METLIFE SHORT TERM FUND++                               0.30       01/25/2010           249,956
         500,000   METLIFE SHORT TERM FUND++                               0.30       02/08/2010           499,854
         300,000   MONT BLANC CAPITAL CORPORATION++(p)                     0.25       01/04/2010           300,000
         250,000   MONT BLANC CAPITAL CORPORATION++(p)                     0.22       03/09/2010           249,902
         400,000   NATIONAL BANK CANADA (NEW YORK)                         0.30       01/21/2010           399,943
         250,000   NATIONAL BANK CANADA (NEW YORK)                         0.30       01/25/2010           249,956
         600,000   NATIONWIDE BUILDING SOCIETY++                           0.29       01/14/2010           599,952
         500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.26       01/14/2010           499,964
         250,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.25       02/11/2010           249,934
         500,000   RANGER FUNDING COMPANY LLC++(p)                         0.27       01/20/2010           499,940
         300,000   REGENCY MARKETS # 1 LLC++(p)                            0.22       02/22/2010           299,910
         500,000   RHEIN-MAIN SECURITY LIMITED++(p)                        0.35       02/16/2010           499,791
         500,000   RHEINGOLD SECURITIZATION LIMITED++(p)                   0.31       03/31/2010           499,630
         250,000   RHEINGOLD SECURITIZATION LIMITED++(p)                   0.35       02/12/2010           249,905
         250,000   ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)          0.21       03/25/2010           249,883
         250,000   SCALDIS CAPITAL LLC++                                   0.25       01/08/2010           249,993
         250,000   SHEFFIELD RECEIVABLES CORPORATION++(p)                  0.19       02/01/2010           249,963
         500,000   SOLITAIRE FUNDING LLC++(p)                              0.31       01/19/2010           499,935
         400,000   SURREY FUNDING CORPORATION++(p)                         0.24       01/11/2010           399,981
         250,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++(p)    0.23       01/15/2010           249,982
         250,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++(p)    0.24       02/08/2010           249,942
         250,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++(p)    0.23       03/18/2010           249,883
         300,000   THUNDER BAY FUNDING LLC++(p)                            0.26       01/25/2010           299,955
         250,000   TOYOTA CREDIT DE PUERTO RICO CORPORATION                0.22       03/12/2010           249,898
         250,000   TULIP FUNDING CORPORATION++(p)                          0.25       01/07/2010           249,995
         300,000   UBS FINANCE DELAWARE LLC                                0.27       04/02/2010           299,802
         400,000   UNICREDIT DELAWARE INCORPORATED++                       0.40       01/05/2010           399,996
         250,000   UNICREDIT DELAWARE INCORPORATED++                       0.32       03/11/2010           249,853
         500,000   VERSAILLES COMMERCIAL PAPER LLC++(p)                    0.35       03/19/2010           499,640
         250,000   WINDMILL FUNDING CORPORATION++(p)                       0.32       02/01/2010           249,938
         500,000   WINDMILL FUNDING CORPORATION++(p)                       0.30       02/10/2010           499,846
         500,000   YORKTOWN CAPITAL LLC++(p)                               0.25       01/19/2010           499,948
TOTAL COMMERCIAL PAPER (COST $29,674,632)                                                               29,674,632
                                                                                                    --------------
CORPORATE BONDS & NOTES: 1.58%
         500,000   BANK OF AMERICA NA+/-                                   0.23       02/05/2010           500,000
          95,000   GBG LLC+/-++ss                                          0.38       09/01/2027            95,000
         100,000   LTF REAL ESTATE LLC+/-++ss                              0.30       06/01/2033           100,000
TOTAL CORPORATE BONDS & NOTES (COST $695,000)                                                              695,000
                                                                                                    --------------
MUNICIPAL BONDS & NOTES: 9.85%
         200,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                   (HCFR, BANK OF AMERICA NA LOC)+/-ss                     0.20       07/01/2035           200,000
         500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (IDR,
                   JPMORGAN CHASE & COMPANY LOC)+/-ss                      0.25       11/01/2026           500,000

                 112 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT MONEY MARKET FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$        200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6
                   (WATER REVENUE, AGM INSURED)+/-ss                       0.19%      05/01/2017    $      200,000
         150,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY
                   PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
                   BANK PLC LOC)+/-ss                                      0.34       04/01/2039           150,000
         400,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
                   (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.26       08/01/2031           400,000
         205,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
                   MUNICIPAL BUILDING FUND
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.27       07/01/2034           205,000
         150,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
                   MUNICIPAL BUILDING FUND
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.27       02/01/2038           150,000
         200,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE
                   CLASS I SERIES A-2
                   (HOUSING REVENUE, DEXIA INSURED)+/-ss                   0.40       05/01/2038           200,000
         250,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE
                   SERIES A (LEASE REVENUE, AGM INSURED)+/-ss              0.35       12/15/2037           250,000
         300,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE
                   APARTMENTS (HOUSING REVENUE, FHLMC INSURED)+/-ss        0.25       10/01/2019           300,000
         445,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (PROPERTY
                   TAX REVENUE)+/-ss                                       0.30       11/01/2028           444,981
         400,000   MONTGOMERY COUNTY TN PUBLIC BUILDING (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)+/-ss                            0.27       02/01/2036           400,000
         100,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS
                   ROAD REVENUE,
                   NATL-RE FGIC INSURED, SOCIETE GENERALE LOC)+/-ss        0.28       01/01/2018           100,000
         200,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE
                   SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.25       06/01/2032           200,000
         525,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J
                   (ELECTRIC POWER & LIGHT REVENUE,
                   BANK OF AMERICA NA LOC)+/-ss                            0.18       08/15/2028           525,000
         100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES
                   A (OTHER REVENUE)+/-ss                                  0.28       06/01/2045           100,000
TOTAL MUNICIPAL BONDS & NOTES (COST $4,324,981)                                                          4,324,981
                                                                                                    --------------
SECURED MASTER NOTE AGREEMENT: 2.06%
         598,000   BANK OF AMERICA SECURITIES LLC+/-ss                     0.21       09/09/2034           598,000
         308,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss              0.56       09/09/2049           308,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $906,000)                                                        906,000
                                                                                                    --------------
REPURCHASE AGREEMENTS: 6.83%
       1,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,000,001)                             0.01       01/04/2010         1,000,000
       1,000,000   BNP PARIBAS SECURITIES CORPORATION - 102%
                   COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,001)    0.01       01/04/2010         1,000,000
       1,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,000,001)                             0.01       01/04/2010         1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $3,000,000)                                                            3,000,000
                                                                                                    --------------
TIME DEPOSITS: 3.42%
         700,000   BNP PARIBAS PARIS                                       0.11       01/04/2010           700,000
         800,000   DEXIA CREDIT LOCAL DE FRANCE                            0.30       01/05/2010           800,000
TOTAL TIME DEPOSITS (COST $1,500,000)                                                                    1,500,000
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $42,700,621)*                                              97.24%                                 42,700,621
OTHER ASSETS AND LIABILITIES, NET                                 2.76                                   1,213,751
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   43,914,372
                                                                ------                              --------------

                 Wells Fargo Advantage Variable Trust Funds 113


Portfolio of Investments--December 31, 2009

VT MONEY MARKET FUND

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                 114 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 92.83%
APPAREL & ACCESSORY STORES: 2.67%
          60,255   NORDSTROM INCORPORATED<<                                                         $    2,264,383
          53,624   URBAN OUTFITTERS INCORPORATED+                                                        1,876,304
                                                                                                         4,140,687
                                                                                                    --------------
AUTO PARTS & EQUIPMENT: 1.25%
          71,020   JOHNSON CONTROLS INCORPORATED                                                         1,934,585
                                                                                                    --------------
BIOPHARMACEUTICALS: 2.57%
          36,014   CEPHALON INCORPORATED+                                                                2,247,634
          56,037   OSI PHARMACEUTICALS INCORPORATED+                                                     1,738,828
                                                                                                         3,986,462
                                                                                                    --------------
BUSINESS SERVICES: 7.02%
          23,579   MANPOWER INCORPORATED                                                                 1,286,942
           7,310   MASTERCARD INCORPORATED CLASS A<<                                                     1,871,214
         177,320   NCR CORPORATION+                                                                      1,973,572
          51,930   OMNICOM GROUP INCORPORATED                                                            2,033,060
          48,880   RED HAT INCORPORATED+                                                                 1,510,392
         122,070   SYMANTEC CORPORATION+                                                                 2,183,832
                                                                                                        10,859,012
                                                                                                    --------------
CASINO & GAMING: 1.08%
          88,830   INTERNATIONAL GAME TECHNOLOGY<<                                                       1,667,339
                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 1.44%
          27,670   PRAXAIR INCORPORATED                                                                  2,222,178
                                                                                                    --------------
COAL MINING: 0.43%
          14,670   PEABODY ENERGY CORPORATION                                                              663,231
                                                                                                    --------------
COMMUNICATIONS: 5.05%
          78,810   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP
                      CLASS A                                                                            2,034,874
         135,610   COMCAST CORPORATION CLASS A                                                           2,171,116
         154,900   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                       1,679,116
          46,660   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                             1,936,390
                                                                                                         7,821,496
                                                                                                    --------------
COMPUTER SOFTWARE & SERVICES: 1.10%
          67,420   AKAMAI TECHNOLOGIES INCORPORATED+                                                     1,707,749
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 3.44%
          72,300   BANK OF NEW YORK MELLON CORPORATION                                                   2,022,231
          74,800   BB&T CORPORATION<<                                                                    1,897,676
          30,880   CITY NATIONAL CORPORATION                                                             1,408,128
                                                                                                         5,328,035
                                                                                                    --------------
EATING & DRINKING PLACES: 1.48%
          65,323   DARDEN RESTAURANTS INCORPORATED                                                       2,290,878
                                                                                                    --------------
EDUCATIONAL SERVICES: 2.24%
          38,600   APOLLO GROUP INCORPORATED CLASS A+                                                    2,338,388
          19,900   DEVRY INCORPORATED                                                                    1,128,927
                                                                                                         3,467,315
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 115


Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.35%
          74,040   REPUBLIC SERVICES INCORPORATED                                                   $    2,096,072
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.14%
          62,250   ALTERA CORPORATION                                                                    1,408,718
          42,800   AMETEK INCORPORATED                                                                   1,636,672
          40,560   AMPHENOL CORPORATION CLASS A                                                          1,873,061
         660,030   ARM HOLDINGS PLC                                                                      1,892,294
         125,100   MICROSEMI CORPORATION+                                                                2,220,525
          59,700   NETAPP INCORPORATED+                                                                  2,053,083
         232,540   ON SEMICONDUCTOR CORPORATION+                                                         2,048,677
          78,030   POLYCOM INCORPORATED+                                                                 1,948,409
          35,950   ROCKWELL COLLINS INCORPORATED                                                         1,990,192
           5,880   WHIRLPOOL CORPORATION                                                                   474,281
          49,880   XILINX INCORPORATED                                                                   1,249,993
                                                                                                        18,795,905
                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.37%
          40,910   ACCENTURE LIMITED CLASS A                                                             1,697,765
          52,400   JACOBS ENGINEERING GROUP INCORPORATED+                                                1,970,764
                                                                                                         3,668,529
                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 2.47%
          71,880   CROWN HOLDINGS INCORPORATED+                                                          1,838,690
          41,310   ILLINOIS TOOL WORKS INCORPORATED                                                      1,982,467
                                                                                                         3,821,157
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 1.29%
          28,250   GENERAL MILLS INCORPORATED                                                            2,000,383
                                                                                                    --------------
FOOD STORES: 1.09%
          82,030   KROGER COMPANY                                                                        1,684,076
                                                                                                    --------------
FURNITURE & FIXTURES: 0.39%
          44,130   MASCO CORPORATION                                                                       609,435
                                                                                                    --------------
GENERAL MERCHANDISE STORES: 1.24%
          39,600   TARGET CORPORATION                                                                    1,915,452
                                                                                                    --------------
HEALTH SERVICES: 0.99%
         210,292   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                   1,528,823
                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.12%
          32,100   EQUITY RESIDENTIAL                                                                    1,084,338
          55,076   HOST HOTELS & RESORTS INCORPORATED                                                      642,737
                                                                                                         1,727,075
                                                                                                    --------------
HOUSEHOLD PRODUCTS, WARE: 2.66%
          35,660   CHURCH & DWIGHT COMPANY INCORPORATED                                                  2,155,647
          32,050   CLOROX COMPANY                                                                        1,955,050
                                                                                                         4,110,697
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.56%
          39,070   DOVER CORPORATION                                                                     1,625,703
          64,490   PALL CORPORATION                                                                      2,334,538
                                                                                                         3,960,241
                                                                                                    --------------

                 116 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
INSURANCE CARRIERS: 4.73%
          44,030   ACE LIMITED                                                                      $    2,219,112
          53,090   HCC INSURANCE HOLDINGS INCORPORATED                                                   1,484,927
          26,110   PARTNERRE LIMITED                                                                     1,949,373
          31,476   RENAISSANCERE HOLDINGS LIMITED                                                        1,672,949
                                                                                                         7,326,361
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 6.99%
         195,800   BOSTON SCIENTIFIC CORPORATION+                                                        1,762,200
          22,070   C.R. BARD INCORPORATED                                                                1,719,253
          37,020   RESMED INCORPORATED+                                                                  1,935,035
          31,900   ROCKWELL AUTOMATION INCORPORATED                                                      1,498,662
          38,190   THERMO FISHER SCIENTIFIC INCORPORATED+                                                1,821,281
          33,570   WATERS CORPORATION+                                                                   2,079,997
                                                                                                        10,816,428
                                                                                                    --------------
MEDICAL PRODUCTS: 1.23%
          32,200   ZIMMER HOLDINGS INCORPORATED+                                                         1,903,357
                                                                                                    --------------
METAL MINING: 1.03%
         14,130    AGNICO-EAGLE MINES LIMITED                                                              763,020
         45,400    KINROSS GOLD CORPORATION                                                                835,360
                                                                                                         1,598,380
                                                                                                    --------------
MISCELLANEOUS RETAIL: 2.48%
          52,800   CVS CAREMARK CORPORATION                                                              1,700,688
          86,900   STAPLES INCORPORATED                                                                  2,136,871
                                                                                                         3,837,559
                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
          49,522   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                             1,598,075
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.40%
         129,570   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                2,163,819
                                                                                                    --------------
OIL & GAS EXTRACTION: 4.45%
          19,150   APACHE CORPORATION                                                                    1,975,706
         135,610   WEATHERFORD INTERNATIONAL LIMITED+                                                    2,428,775
          53,480   XTO ENERGY INCORPORATED                                                               2,488,424
                                                                                                         6,892,905
                                                                                                    --------------
OIL & GAS FIELD SERVICES: 1.55%
         28,930    TRANSOCEAN LIMITED+                                                                   2,395,404
                                                                                                    --------------
OIL FIELD EQUIPMENT & SERVICES: 1.21%
          42,480   NATIONAL OILWELL VARCO INCORPORATED                                                   1,872,943
                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.31%
          93,040   SEALED AIR CORPORATION                                                                2,033,854
                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.18%
          77,940   INVESCO LIMITED                                                                       1,830,811
                                                                                                    --------------
SOFTWARE: 1.25%
         108,900   ELECTRONIC ARTS INCORPORATED+                                                         1,932,975
                                                                                                    --------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 1.20%
          38,770   COVIDIEN PLC                                                                          1,856,695
                                                                                                    --------------
TELECOMMUNICATIONS: 0.89%
          31,760   AMERICAN TOWER CORPORATION CLASS A+                                                   1,372,350
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 117


Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
TEXTILE MILL PRODUCTS: 0.42%
          13,519   MOHAWK INDUSTRIES INCORPORATED+                                                  $      643,504
                                                                                                    --------------
TRAVEL & RECREATION: 1.04%
          50,760   CARNIVAL CORPORATION                                                                  1,608,584
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $115,350,092)                                                                143,690,816
                                                                                                    --------------
INVESTMENT COMPANIES: 3.54%
STOCK FUNDS: 3.54%
          67,610   UTILITIES SELECT SECTOR SPDR FUND<<                                                   2,095,910
          44,330   VANGUARD REIT ETF                                                                     1,983,324
          21,430   VANGUARD UTILITIES ETF                                                                1,396,806
TOTAL INVESTMENT COMPANIES (COST $4,667,581)                                                             5,476,040
                                                                                                    --------------

                                                                           YIELD
                                                                         --------
COLLATERAL FOR SECURITIES LENDING: 5.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.81%
         313,766   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                     0.18%                           313,766
         313,766   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)         0.12                            313,766
         313,766   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                0.13                            313,766
         313,807   JPMORGAN PRIME MONEY MARKET FUND(u)                     0.14                            313,807
                                                                                                         1,255,105
                                                                                                    --------------

                                                                         INTEREST
   PRINCIPAL                                                               RATE     MATURITY DATE
   ---------                                                             --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.64%
$         40,749   ANTALIS US FUNDING CORPORATION++(p)                     0.22       01/13/2010            40,746
          40,749   ANTALIS US FUNDING CORPORATION++(p)                     0.28       01/07/2010            40,747
          40,749   ANTALIS US FUNDING CORPORATION++(p)                     0.29       01/29/2010            40,740
         122,246   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)          0.19       01/15/2010           122,237
         107,984   BANCO SANTANDER SA (MADRID)                             0.08       01/04/2010           107,984
          81,498   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $81,499)     0.01       01/04/2010            81,498
         107,984   BANK OF IRELAND                                         0.05       01/04/2010           107,984
         107,984   BNP PARIBAS (PARIS)                                     0.11       01/04/2010           107,984
          16,300   CALCASIEU PARISH LA+/-ss                                0.37       12/01/2027            16,300
          22,412   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                          0.32       06/01/2028            22,412
         126,321   CALYON (NEW YORK)                                       0.18       01/08/2010           126,321
          10,788   COLORADO HOUSING & FINANCE AUTHORITY+/-ss               0.28       10/01/2038            10,788
         118,171   COMMERZBANK AG (GRAND CAYMAN)                           0.00       01/04/2010           118,171
          32,599   COOK COUNTY IL+/-ss                                     0.40       11/01/2030            32,599
          30,562   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $30,562)     0.01       01/04/2010            30,562
         107,984   DANSKE BANK A/S COPENHAGEN                              0.12       01/04/2010           107,984
          73,348   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss            0.35       12/15/2037            73,348
         114,097   ENI FINANCE USA INCORPORATED++                          0.19       02/04/2010           114,076
         122,246   FORTIS BANK NV SA                                       0.19       01/19/2010           122,246
          28,524   GDF SUEZ++                                              0.19       01/12/2010            28,522
         101,872   GDF SUEZ++                                              0.20       02/03/2010           101,853
          61,123   GOTHAM FUNDING CORPORATION++(p)                         0.18       01/11/2010            61,120
          61,465   GOTHAM FUNDING CORPORATION++(p)                         0.19       01/05/2010            61,464
         122,246   GOVCO INCORPORATED++(p)                                 0.19       01/12/2010           122,239
       2,588,173   GRYPHON FUNDING LIMITED(a)(i)                           0.00       08/05/2010           998,517
          57,048   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       05/01/2023            57,048
          41,360   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       07/01/2034            41,360
           6,724   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                          0.27       11/01/2042             6,724

                 118 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         61,123   HOUSTON TX UTILITY SYSTEM+/-SS                          0.25%      05/15/2034    $       61,123
          20,374   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                           0.28       07/01/2029            20,374
           8,150   INDIANA MUNICIPAL POWER AGENCY+/-                       0.28       01/01/2018             8,150
          11,817   ING USA FUNDING LLC                                     0.20       01/04/2010            11,817
          30,562   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY
                   US TREASURY SECURITIES (MATURITY VALUE $30,562)         0.01       01/04/2010            30,562
          12,225   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                  0.28       04/15/2025            12,225
         122,246   KOCH RESOURCES LLC++                                    0.19       01/25/2010           122,231
         101,872   LIBERTY STREET FUNDING CORPORATION++(p)                 0.18       01/08/2010           101,868
         101,872   LLOYDS TSB BANK PLC                                     0.18       01/08/2010           101,872
          40,749   LMA AMERICAS LLC++(p)                                   0.19       01/19/2010            40,745
         134,675   MASSACHUSETTS HEFA+/-ss                                 0.22       10/01/2034           134,675
          20,171   MATCHPOINT MASTER TRUST++(p)                            0.19       01/05/2010            20,170
         101,872   MATCHPOINT MASTER TRUST++(p)                            0.20       01/27/2010           101,857
          14,670   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss               0.27       02/01/2036            14,670
           8,150   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                0.28       01/01/2018             8,150
          95,556   NEW YORK STATE DORMITORY AUTHORITY+/-ss                 0.25       07/01/2034            95,556
          70,903   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                   0.22       12/01/2040            70,903
          74,367   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.20       01/12/2010            74,362
          32,599   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.21       01/11/2010            32,597
          25,916   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                0.29       01/01/2034            25,916
          87,651   REGENCY MARKETS #1 LLC++(p)                             0.20       01/07/2010            87,648
          36,751   REGENCY MARKETS #1 LLC++(p)                             0.20       01/20/2010            36,747
         101,872   SALISBURY RECEIVABLES COMPANY++(p)                      0.19       01/19/2010           101,862
          54,990   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                        0.18       12/01/2028            54,990
         128,766   SANPAOLO IMI US FINANCIAL COMPANY                       0.19       01/19/2010           128,754
          85,572   SCALDIS CAPITAL LIMITED++(p)                            0.24       01/06/2010            85,570
         126,321   SOCIETE GENERALE BANNON LLC                             0.18       01/11/2010           126,321
         122,246   STARBIRD FUNDING CORPORATION++(p)                       0.19       01/06/2010           122,243
         122,246   SUMITOMO TRUST & BANKING COMPANY                        0.22       01/05/2010           122,243
          32,192   TASMAN FUNDING INCORPORATED++(p)                        0.24       01/05/2010            32,191
          93,722   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                       0.18       01/15/2010            93,716
          97,797   TICONDEROGA MASTER FUNDING LIMITED++(p)                 0.18       01/07/2010            97,794
          36,674   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss       0.25       07/01/2032            36,674
         122,246   UNICREDITO ITALIANO (NEW YORK)                          0.25       01/04/2010           122,246
          12,225   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss       0.30       12/15/2040            12,225
       3,282,157   VFNC CORPORATION+++/-(a)(i)                             0.45       09/30/2010         1,673,900
         101,872   VICTORY RECEIVABLES CORPORATION++(p)                    0.19       01/08/2010           101,868
          28,524   VICTORY RECEIVABLES CORPORATION++(p)                    0.20       01/13/2010            28,522
         122,246   YORKTOWN CAPITAL LLC++(p)                               0.19       02/03/2010           122,226
                                                                                                         7,181,137
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,186,299)                                                8,436,242
                                                                                                    --------------



     SHARES                                                                YIELD
----------------                                                         --------
SHORT-TERM INVESTMENTS: 3.64%
MUTUAL FUNDS: 3.64%
       5,625,428   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++         0.10                          5,625,428
TOTAL SHORT-TERM INVESTMENTS
(COST $5,625,428)                                                                                        5,625,428
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,829,400)*                                            105.46%                                163,228,526
OTHER ASSETS AND LIABILITIES, NET                                (5.46)                                 (8,446,028)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $  154,782,498
                                                                ------                              ==============

                 Wells Fargo Advantage Variable Trust Funds 119


Portfolio of Investments--December 31, 2009

VT OPPORTUNITY FUND

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,625,428.

* Cost for federal income tax purposes is $142,400,047 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 33,063,533
Gross unrealized depreciation    (12,235,054)
                                ------------
Net unrealized appreciation     $ 20,828,479

The accompanying notes are an integral part of these financial statements.

                 120 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 98.83%
BIOPHARMACEUTICALS: 1.34%
          42,600   ACORDA THERAPEUTICS INCORPORATED+                                                $    1,074,372
          45,300   OSI PHARMACEUTICALS INCORPORATED+                                                     1,405,659
                                                                                                         2,480,031
                                                                                                    --------------
BUSINESS SERVICES: 18.74%
          46,100   ADMINISTAFF INCORPORATED                                                              1,087,499
          68,800   CYBERSOURCE CORPORATION+                                                              1,383,568
         249,946   GARTNER INCORPORATED+                                                                 4,509,026
         532,694   GLOBAL CASH ACCESS INCORPORATED+                                                      3,989,878
         307,245   LAWSON SOFTWARE INCORPORATED+                                                         2,043,179
         211,739   MARCHEX INCORPORATED CLASS B                                                          1,075,634
         435,417   MOVE INCORPORATED+                                                                      722,792
         251,099   ON ASSIGNMENT INCORPORATED+                                                           1,795,358
         293,491   SAPIENT CORPORATION+                                                                  2,427,171
         470,530   SKILLSOFT PLC ADR+                                                                    4,931,154
         180,824   SYKES ENTERPRISES INCORPORATED+                                                       4,605,587
         178,796   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                2,826,765
          66,628   TELETECH HOLDINGS INCORPORATED+                                                       1,334,559
         104,433   THE KNOT INCORPORATED+                                                                1,051,640
         188,662   THQ INCORPORATED+                                                                       950,856
                                                                                                        34,734,666
                                                                                                    --------------
CASINO & GAMING: 0.83%
          38,667   WMS INDUSTRIES INCORPORATED+                                                          1,546,680
                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 0.63%
         103,916   VANDA PHARMACEUTICALS INCORPORATED+                                                   1,168,016
                                                                                                    --------------
COMMERCIAL SERVICES: 2.63%
         359,828   LIVE NATION INCORPORATED+                                                             3,062,136
          56,872   WRIGHT EXPRESS CORPORATION+                                                           1,811,942
                                                                                                         4,874,078
                                                                                                    --------------
COMMUNICATIONS: 5.93%
         272,119   CBEYOND INCORPORATED+<<                                                               4,285,874
          80,600   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                             1,414,530
         154,511   LODGENET ENTERTAINMENT CORPORATION+                                                     854,446
         451,400   PAETEC HOLDING CORPORATION+                                                           1,873,310
         251,800   TIVO INCORPORATED+                                                                    2,563,324
                                                                                                        10,991,484
                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 1.58%
         133,200   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                619,380
          58,900   MB FINANCIAL INCORPORATED                                                             1,161,508
          35,952   SIGNATURE BANK+                                                                       1,146,869
                                                                                                         2,927,757
                                                                                                    --------------
E-COMMERCE/SERVICES: 3.29%
         240,368   GSI COMMERCE INCORPORATED+                                                            6,102,944
                                                                                                    --------------
EATING & DRINKING PLACES: 0.67%
         146,288   CKE RESTAURANTS INCORPORATED                                                          1,237,596
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 121


Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
EDUCATIONAL SERVICES: 3.67%
         163,384   BRIDGEPOINT EDUCATION INCORPORATED+<<                                            $    2,454,028
         129,025   GRAND CANYON EDUCATION INCORPORATED+                                                  2,452,765
          93,700   K12 INCORPORATED+                                                                     1,899,299
                                                                                                         6,806,092
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.25%
           7,700   CLEAN HARBORS INCORPORATED+                                                             458,997
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 8.28%
          40,200   ACUITY BRANDS INCORPORATED                                                            1,432,728
          15,762   BALDOR ELECTRIC COMPANY                                                                 442,755
         133,613   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                   1,334,794
          65,200   GREATBATCH INCORPORATED+                                                              1,253,796
         247,308   INFORMATION SERVICES GROUP INCORPORATED+                                                783,966
         162,599   MICROSEMI CORPORATION+                                                                2,886,132
         340,100   PMC-SIERRA INCORPORATED+                                                              2,945,266
         115,833   POLYPORE INTERNATIONAL INCORPORATED+                                                  1,378,413
          50,549   SOLERA HOLDINGS INCORPORATED                                                          1,820,269
          86,169   UNIVERSAL DISPLAY CORPORATION+<<                                                      1,065,049
                                                                                                        15,343,168
                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.74%
          54,712   CORPORATE EXECUTIVE BOARD COMPANY                                                     1,248,528
          35,945   ICF INTERNATIONAL INCORPORATED+                                                         963,326
          85,563   LUMINEX CORPORATION+<<                                                                1,277,456
         132,694   NAVIGANT CONSULTING INCORPORATED+                                                     1,971,833
         156,795   RESOURCES CONNECTION INCORPORATED+                                                    3,327,190
                                                                                                         8,788,333
                                                                                                    --------------
ENVIRONMENTAL CONTROL: 0.93%
         123,939   CALGON CARBON CORPORATION+                                                            1,722,752
                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.83%
         296,600   MUELLER WATER PRODUCTS INCORPORATED                                                   1,542,320
                                                                                                    --------------
FINANCIAL INSTITUTIONS: 1.43%
         111,700   DOLLAR FINANCIAL CORPORATION+                                                         2,642,822
                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 0.33%
         161,103   SENOMYX INCORPORATED+                                                                   607,358
                                                                                                    --------------
HEALTH SERVICES: 0.72%
          82,455   INVENTIV HEALTH INCORPORATED+                                                         1,333,297
                                                                                                    --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.55%
         157,268   GREAT LAKES DREDGE & DOCK COMPANY                                                     1,019,097
                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
         293,144   GREAT WOLF RESORTS INCORPORATED+                                                        694,751
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.91%
          68,335   GARDNER DENVER INCORPORATED                                                           2,907,654
          52,687   RIVERBED TECHNOLOGY INCORPORATED+                                                     1,210,220
         297,579   SCIENTIFIC GAMES CORPORATION CLASS A+                                                 4,329,774
          30,699   THE MIDDLEBY CORPORATION+                                                             1,504,865
          42,500   TIMKEN COMPANY                                                                        1,007,675
                                                                                                        10,960,188
                                                                                                    --------------

                 122 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
INSURANCE CARRIERS: 2.31%
          50,139   AMERIGROUP CORPORATION+                                                          $    1,351,747
         125,300   TOWER GROUP INCORPORATED                                                              2,933,273
                                                                                                         4,285,020
                                                                                                    --------------
LEGAL SERVICES: 0.90%
          35,209   FTI CONSULTING INCORPORATED+<<                                                        1,660,456
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 9.01%
          61,700   ALIGN TECHNOLOGY INCORPORATED+                                                        1,099,494
          45,179   ESTERLINE TECHNOLOGIES CORPORATION+                                                   1,841,948
         233,334   EV3 INCORPORATED+                                                                     3,112,676
         324,565   IXIA+                                                                                 2,414,764
         118,345   SENORX INCORPORATED+                                                                    976,346
          44,105   SIRONA DENTAL SYSTEMS INCORPORATED+                                                   1,399,893
          84,693   SONOSITE INCORPORATED+                                                                2,001,296
         280,019   SPECTRANETICS CORPORATION+                                                            1,948,932
          68,275   STERIS CORPORATION                                                                    1,909,652
                                                                                                        16,705,001
                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.57%
          91,120   NUVASIVE INCORPORATED+<<                                                              2,914,018
                                                                                                    --------------
MEDICAL PRODUCTS: 1.77%
         188,259   VOLCANO CORPORATION+<<                                                                3,271,941
                                                                                                    --------------
METAL FABRICATE, HARDWARE: 0.47%
          52,400   CHART INDUSTRIES INCORPORATED+                                                          867,220
                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.53%
         118,922   SHUFFLE MASTER INCORPORATED+                                                            979,917
                                                                                                    --------------
MOTION PICTURES: 2.95%
         139,464   CINEMARK HOLDINGS INCORPORATED                                                        2,004,098
         208,582   NATIONAL CINEMEDIA INCORPORATED                                                       3,456,204
                                                                                                         5,460,302
                                                                                                    --------------
OIL & GAS EXTRACTION: 3.29%
          92,400   BRIGHAM EXPLORATION COMPANY+                                                          1,252,020
          46,000   CARRIZO OIL & GAS INCORPORATED+                                                       1,218,540
          66,700   GOODRICH PETROLEUM CORPORATION+<<                                                     1,624,145
          48,700   SWIFT ENERGY COMPANY+                                                                 1,166,852
          63,500   VENOCO INCORPORATED+                                                                    828,040
                                                                                                         6,089,597
                                                                                                    --------------
PAPER & ALLIED PRODUCTS: 0.56%
          14,850   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                         1,044,698
                                                                                                    --------------
PERSONAL SERVICES: 1.26%
          80,000   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                            2,332,800
                                                                                                    --------------
PHARMACEUTICALS: 1.58%
          56,228   IMPAX LABORATORIES INCORPORATED+                                                        764,701
          74,000   ONYX PHARMACEUTICALS INCORPORATED+                                                    2,171,160
                                                                                                         2,935,861
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 123


Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

     SHARES        SECURITY NAME                                                                         VALUE
     ------        -------------                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.01%
         344,367   INNERWORKINGS INCORPORATED+<<                                                    $    2,031,765
         189,480   SHUTTERFLY INCORPORATED+                                                              3,374,639
          35,761   VISTAPRINT NV+<<                                                                      2,026,218
                                                                                                         7,432,622
                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.51%
          30,868   EVERCORE PARTNERS INCORPORATED CLASS A                                                  938,387
                                                                                                    --------------
TRANSPORTATION BY AIR: 0.61%
          30,600   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                            1,139,850
                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 2.57%
          74,319   BRUNSWICK CORPORATION                                                                   944,594
          54,501   POLARIS INDUSTRIES INCORPORATED                                                       2,377,879
          35,200   WABTEC CORPORATION                                                                    1,437,568
                                                                                                         4,760,041
                                                                                                    --------------
TRANSPORTATION SERVICES: 1.28%
          69,550   RAILAMERICA INCORPORATED+                                                               848,510
         107,000   UTI WORLDWIDE INCORPORATED                                                            1,532,240
                                                                                                         2,380,750
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $174,169,353)                                                                183,180,908
                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 3.28%

                                                                           YIELD
                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.58%
         267,346   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                     0.18%                           267,346
         267,346   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)         0.12                            267,346
         267,346   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                0.13                            267,346
         267,381   JPMORGAN PRIME MONEY MARKET FUND(u)                     0.14                            267,381
                                                                                                         1,069,419
                                                                                                    --------------

                                                                         INTEREST
   PRINCIPAL                                                               RATE     MATURITY DATE
   ---------                                                             --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.70%
$         34,720   ANTALIS US FUNDING CORPORATION++(p)                     0.22      01/13/2010             34,718
          34,720   ANTALIS US FUNDING CORPORATION++(p)                     0.28      01/07/2010             34,719
          34,720   ANTALIS US FUNDING CORPORATION++(p)                     0.29      01/29/2010             34,712
         104,161   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)          0.19      01/15/2010            104,153
          92,009   BANCO SANTANDER SA (MADRID)                             0.08      01/04/2010             92,009
          69,441   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE $69,441)                                0.01      01/04/2010             69,441
          92,009   BANK OF IRELAND                                         0.05      01/04/2010             92,009
          92,009   BNP PARIBAS (PARIS)                                     0.11      01/04/2010             92,009
          13,888   CALCASIEU PARISH LA+/-ss                                0.37      12/01/2027             13,888
          19,096   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                          0.32      06/01/2028             19,096
         107,633   CALYON (NEW YORK)                                       0.18      01/08/2010            107,633
           9,192   COLORADO HOUSING & FINANCE AUTHORITY+/-ss               0.28      10/01/2038              9,192
         100,689   COMMERZBANK AG (GRAND CAYMAN)                           0.00      01/04/2010            100,689
          27,776   COOK COUNTY IL+/-ss                                     0.40      11/01/2030             27,776
          26,040   CREDIT SUISSE FIRST BOSTON REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                   SECURITIES (MATURITY VALUE $26,040)                     0.01      01/04/2010             26,040
          92,009   DANSKE BANK A/S COPENHAGEN                              0.12      01/04/2010             92,009
          62,496   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss            0.35      12/15/2037             62,496
          97,217   ENI FINANCE USA INCORPORATED++                          0.19      02/04/2010             97,199

                 124 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        104,161   FORTIS BANK NV SA                                       0.19%      01/19/2010    $      104,161
          24,304   GDF SUEZ++                                              0.19       01/12/2010            24,303
          86,801   GDF SUEZ++                                              0.20       02/03/2010            86,785
          52,080   GOTHAM FUNDING CORPORATION++(p)                         0.18       01/11/2010            52,078
          52,372   GOTHAM FUNDING CORPORATION++(p)                         0.19       01/05/2010            52,371
         104,161   GOVCO INCORPORATED++(p)                                 0.19       01/12/2010           104,155
       1,132,041   GRYPHON FUNDING LIMITED(a)(i)                           0.00       08/05/2010           436,742
          48,608   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       05/01/2023            48,608
          35,241   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                0.23       07/01/2034            35,241
           5,729   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                          0.27       11/01/2042             5,729
          52,080   HOUSTON TX UTILITY SYSTEM+/-ss                          0.25       05/15/2034            52,080
          17,360   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                           0.28       07/01/2029            17,360
           6,944   INDIANA MUNICIPAL POWER AGENCY+/-ss                     0.28       01/01/2018             6,944
          10,069   ING USA FUNDING LLC                                     0.20       01/04/2010            10,069
          26,040   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES
                   (MATURITY VALUE $26,040)                                0.01       01/04/2010            26,040
          10,416   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                  0.28       04/15/2025            10,416
         104,161   KOCH RESOURCES LLC++                                    0.19       01/25/2010           104,148
          86,801   LIBERTY STREET FUNDING CORPORATION++(p)                 0.18       01/08/2010            86,798
          86,801   LLOYDS TSB BANK PLC                                     0.18       01/08/2010            86,801
          34,720   LMA AMERICAS LLC++(p)                                   0.19       01/19/2010            34,717
         114,750   MASSACHUSETTS HEFA+/-ss                                 0.22       10/01/2034           114,750
          17,187   MATCHPOINT MASTER TRUST++(p)                            0.19       01/05/2010            17,186
          86,801   MATCHPOINT MASTER TRUST++(p)                            0.20       01/27/2010            86,788
          12,499   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss               0.27       02/01/2036            12,499
           6,944   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                0.28       01/01/2018             6,944
          81,419   NEW YORK STATE DORMITORY AUTHORITY+/-ss                 0.25       07/01/2034            81,419
          60,413   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                   0.22       12/01/2040            60,413
          63,364   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.20       01/12/2010            63,361
          27,776   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)            0.21       01/11/2010            27,775
          22,082   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                0.29       01/01/2034            22,082
          74,683   REGENCY MARKETS #1 LLC++(p)                             0.20       01/07/2010            74,681
          31,314   REGENCY MARKETS #1 LLC++(p)                             0.20       01/20/2010            31,311
          86,801   SALISBURY RECEIVABLES COMPANY++(p)                      0.19       01/19/2010            86,792
          46,855   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                        0.18       12/01/2028            46,855
         109,716   SANPAOLO IMI US FINANCIAL COMPANY                       0.19       01/19/2010           109,706
          72,913   SCALDIS CAPITAL LIMITED++(p)                            0.24       01/06/2010            72,910
         107,633   SOCIETE GENERALE BANNON LLC                             0.18       01/11/2010           107,633
         104,161   STARBIRD FUNDING CORPORATION++(p)                       0.19       01/06/2010           104,158
         104,161   SUMITOMO TRUST & BANKING COMPANY                        0.22       01/05/2010           104,158
          27,429   TASMAN FUNDING INCORPORATED++(p)                        0.24       01/05/2010            27,428
          79,857   THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++(p)                                       0.18       01/15/2010            79,851
          83,329   TICONDEROGA MASTER FUNDING LIMITED++(p)                 0.18       01/07/2010            83,326
          31,248   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss       0.25       07/01/2032            31,248
         104,161   UNICREDITO ITALIANO (NEW YORK)                          0.25       01/04/2010           104,161
          10,416   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss       0.30       12/15/2040            10,416
       1,435,583   VFNC CORPORATION+++/-(a)(i)                             0.45       09/30/2010           732,148
          86,801   VICTORY RECEIVABLES CORPORATION++(p)                    0.19       01/08/2010            86,793
          24,304   VICTORY RECEIVABLES CORPORATION++(p)                    0.20       01/13/2010            24,303
         104,161   YORKTOWN CAPITAL LLC++(p)                               0.19       02/03/2010           104,143
                                                                                                         5,010,572
                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,970,668)                                                6,079,991
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 125


Portfolio of Investments--December 31, 2009

VT SMALL CAP GROWTH FUND

     SHARES        SECURITY NAME                                           YIELD                         VALUE
     ------        -------------                                         --------                   --------------
SHORT-TERM INVESTMENTS: 1.37%
       2,528,987   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++         0.10%                    $    2,528,987
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,528,987)                                                           2,528,987
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $182,669,008)*                                            103.48%                                191,789,886
OTHER ASSETS AND LIABILITIES, NET                                (3.48)                                (6,444,914)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $  185,344,972
                                                                ------                              --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,528,987.

* Cost for federal income tax purposes is $189,688,508 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 24,477,775
Gross unrealized depreciation    (22,376,397)
                                ------------
Net unrealized appreciation     $  2,101,378

The accompanying notes are an integral part of these financial statements.

                 126 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL/MID CAP VALUE FUND

     SHARES        SECURITY NAME                                                                        VALUE
     ------        -------------                                                                    --------------
COMMON STOCKS: 93.85%
AMUSEMENT & RECREATION SERVICES: 0.66%
          29,280   CENTURY CASINOS INCORPORATED+                                                    $       78,763
                                                                                                    --------------
APPAREL & ACCESSORY STORES: 0.34%
          21,850   DELIA*S INCORPORATED+                                                                    40,860
                                                                                                    --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.42%
           3,200   STANDARD PARKING CORPORATION+                                                            50,816
                                                                                                    --------------
BANKING: 0.45%
           1,350   MIDSOUTH BANCORP INCORPORATED                                                            18,765
           2,960   WASHINGTON BANKING COMPANY                                                               35,342
                                                                                                            54,107
                                                                                                    --------------
BASIC MATERIALS: 0.63%
           1,845   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                          75,903
                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.46%
           4,065   CAVCO INDUSTRIES INCORPORATED+                                                          146,015
          14,249   PALM HARBOR HOMES INCORPORATED+                                                          29,495
                                                                                                           175,510
                                                                                                    --------------
BUSINESS SERVICES: 8.69%
          32,810   3COM CORPORATION+                                                                       246,075
           2,945   ABM INDUSTRIES INCORPORATED                                                              60,844
           6,135   CLARUS CORPORATION+                                                                      26,074
           1,050   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                 48,353
           2,502   HEALTHCARE SERVICES GROUP                                                                53,693
           1,595   HENRY JACK & ASSOCIATES INCORPORATED                                                     36,876
          40,108   HILL INTERNATIONAL INCORPORATED+                                                        250,274
           3,255   IMS HEALTH INCORPORATED                                                                  68,550
           7,520   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                             55,498
          24,775   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                 198,200
                                                                                                         1,044,437
                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 0.88%
         20,835O   RASURE TECHNOLOGIES INCORPORATED+                                                       105,842
                                                                                                    --------------
COMMERCIAL SERVICES: 2.46%
           9,858   GEO GROUP INCORPORATED+                                                                 215,693
           3,285   SAIC INCORPORATED+                                                                       62,218
             600   VERISK ANALYTICS INCORPORATED CLASS A+                                                   18,168
                                                                                                           296,079
                                                                                                    --------------
COMMUNICATIONS: 3.05%
          22,380   CHINA GRENTECH CORPORATION LIMITED ADR+                                                  79,673
          13,390   CINCINNATI BELL INCORPORATED+                                                            46,196
          27,200   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                          92,480
          67,365   SANDVINE CORPORATION+                                                                    82,913
           1,560   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                64,740
                                                                                                           366,002
                                                                                                    --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.10%
           4,670   U.S. HOME SYSTEMS INCORPORATED+                                                          11,862
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 127


Portfolio of Investments--December 31, 2009

VT SMALL/MID CAP VALUE FUND

     SHARES        SECURITY NAME                                                                        VALUE
     ------        -------------                                                                    --------------
DEPOSITORY INSTITUTIONS: 3.27%
           5,330   1ST UNITED BANCORP INCORPORATED+                                                       $ 38,056
           4,150   AMERICAN RIVER HOLDINGS                                                                  32,619
           4,305   BANCORP INCORPORATED+                                                                    29,532
          10,430   COMMUNITY BANKERS TRUST CORPORATION                                                      34,002
             620   EAGLE BANCORP INCORPORATED+                                                               6,491
           2,045   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                               28,446
          12,299   FIRST SECURITY GROUP INCORPORATED                                                        29,272
             765   IBERIABANK CORPORATION                                                                   41,165
          14,733   PACIFIC PREMIER BANCORP INCORPORATED+                                                    49,798
           1,000   SUNTRUST BANKS INCORPORATED                                                              20,290
           1,525   UNIVEST CORPORATION OF PENNSYLVANIA                                                      26,733
           3,020   WESTERN UNION COMPANY                                                                    56,927
                                                                                                           393,331
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.30%
           3,655   EL PASO CORPORATION                                                                      35,929
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 5.90%
          14,705   BIGBAND NETWORKS INCORPORATED+                                                           50,585
          20,545   EMCORE CORPORATION+                                                                      21,983
          26,313   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                  2,631
           9,160   GLOBECOMM SYSTEMS INCORPORATED+                                                          71,631
           5,010   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                             29,309
          18,210   MICRON TECHNOLOGY INCORPORATED+                                                         192,298
         106,855   MRV COMMUNICATIONS INCORPORATED+                                                         75,867
           3,585   OSI SYSTEMS INCORPORATED+                                                                97,799
          28,210   POWER-ONE INCORPORATED+                                                                 122,714
           7,550   RICHARDSON ELECTRONICS LIMITED                                                           44,319
                                                                                                           709,136
                                                                                                    --------------
ENGINEERING: 0.29%
          1,850    ABB LIMITED ADR                                                                          35,335
                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.63%
          13,875   SYMYX TECHNOLOGIES INCORPORATED+                                                         76,313
                                                                                                    --------------
ENTERTAINMENT PRODUCTION: 0.59%
           1,320   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                           35,006
           1,160   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                           35,577
                                                                                                            70,583
                                                                                                    --------------
FINANCIAL SERVICES: 0.25%
           3,875   WESTERN LIBERTY BANCORP+                                                                 29,489
                                                                                                    --------------
HEALTH SERVICES: 1.18%
              50   CONCORD MEDICAL SERVICES HOLDING LIMITED ADR+                                               432
           5,888   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                   58,350
           5,370   ENSIGN GROUP INCORPORATED                                                                82,537
                                                                                                           141,319
                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.97%
          11,665   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                  202,388
          19,890   ANWORTH MORTGAGE ASSET CORPORATION                                                      139,230
          12,515   CAPSTEAD MORTGAGE CORPORATION                                                           170,830
           5,625   HILLTOP HOLDINGS INCORPORATED+                                                           65,475
           7,120   MFA MORTGAGE INVESTMENTS INCORPORATED                                                    52,332

                 128 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL/MID CAP VALUE FUND

     SHARES        SECURITY NAME                                                                        VALUE
     ------        -------------                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
          39,329   ORIGEN FINANCIAL INCORPORATED+                                                   $       57,027
          15,585   PRIMORIS SERVICES CORPORATION                                                           124,212
           2,845   REDWOOD TRUST INCORPORATED                                                               41,139
           1,455   SILVER STANDARD RESOURCES INCORPORATED+                                                  31,821
           5,215   SUN COMMUNITIES INCORPORATED                                                            102,996
          10,657   UMH PROPERTIES INCORPORATED                                                              90,371
                                                                                                         1,077,821
                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.38%
          21,450   EMPIRE RESORTS INCORPORATED                                                              45,260
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.95%
           2,620   ACTUANT CORPORATION CLASS A                                                              48,549
          11,780   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                             89,881
          10,510   CRAY INCORPORATED+                                                                       67,474
          11,385   INTERMEC INCORPORATED+                                                                  146,411
           1,400   KAYDON CORPORATION                                                                       50,064
           2,990   SIMPLETECH INCORPORATED+                                                                 48,857
             875   SMITH INTERNATIONAL INCORPORATED                                                         23,774
                                                                                                           475,010
                                                                                                    --------------
INSURANCE CARRIERS: 1.19%
          26,070   FIRST ACCEPTANCE CORPORATION+                                                            50,837
           2,335   MERCURY GENERAL CORPORATION                                                              91,672
                                                                                                           142,509
                                                                                                    --------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.80%
           1,275   ARTIO GLOBAL INVESTOS INCORPORATED+                                                      32,500
         119,380   SANDSTORM RESOURCES LIMITED+(i)                                                          63,922
                                                                                                            96,422
                                                                                                    --------------
LEATHER & LEATHER PRODUCTS: 0.21%
          34,435     BAKERS FOOTWEAR GROUP INCORPORATED+                                                    25,478
                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.97%
          31,276   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                167,639
             775   HAEMONETICS CORPORATION+                                                                 42,741
          42,111   LTX-CREDENCE CORPORATION+                                                                74,958
           2,425   WRIGHT MEDICAL GROUP INCORPORATED+                                                       45,954
             955   ZOLL MEDICAL CORPORATION+                                                                25,518
                                                                                                           356,810
                                                                                                    --------------
MEDICAL PRODUCTS: 0.34%
             810     STRYKER CORPORATION                                                                    40,800
                                                                                                    --------------
METAL MINING: 10.72%
           1,980   AGNICO-EAGLE MINES LIMITED                                                              106,920
           1,570   CENTERRA GOLD INCORPORATED+                                                              16,213
             395   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                      31,715
           2,550   GOLDCORP INCORPORATED                                                                   100,317
          54,965   MINERA ANDES INCORPORATED+                                                               42,719
           3,305   NEWMONT MINING CORPORATION                                                              156,360
          40,130   PETAQUILLA MINERALS LIMITED+                                                             32,309
           7,180   RANDGOLD RESOURCES LIMITED ADR                                                          568,082
           2,365   ROYAL GOLD INCORPORATED                                                                 111,392

                 Wells Fargo Advantage Variable Trust Funds 129


Portfolio of Investments--December 31, 2009

VT SMALL/MID CAP VALUE FUND

     SHARES        SECURITY NAME                                                                        VALUE
     ------        -------------                                                                    --------------
METAL MINING (continued)
          19,350   SAN GOLD CORPORATION+                                                            $       66,564
           9,285   VISTA GOLD CORPORATION+                                                                  22,748
           2,855   YAMANA GOLD INCORPORATED                                                                 32,490
                                                                                                         1,287,829
                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.80%
          13,235   ACCO BRANDS CORPORATION+                                                                 96,351
                                                                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
           3,830   YRC WORLDWIDE INCORPORATED+                                                               3,216
                                                                                                    --------------
OIL & GAS EXTRACTION: 14.81%
           2,665   CANADIAN NATURAL RESOURCES LIMITED                                                      191,747
          34,030   ENERGY XXI BERMUDA LIMITED                                                               78,609
           1,185   EXCO RESOURCES INCORPORATED                                                              25,158
          24,050   GLOBAL INDUSTRIES LIMITED+                                                              171,477
           8,225   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                               96,644
           1,690   HELMERICH & PAYNE INCORPORATED                                                           67,397
          11,630   KEY ENERGY SERVICES INCORPORATED+                                                       102,228
          18,977   MCMORAN EXPLORATION COMPANY+                                                            152,196
           1,590   NEWFIELD EXPLORATION COMPANY+                                                            76,686
          29,535   NEWPARK RESOURCES INCORPORATED+                                                         124,933
           3,205   PENN WEST ENERGY TRUST                                                                   56,408
           4,235   PETROQUEST ENERGY INCORPORATED+                                                          25,961
           1,650   PIONEER NATURAL RESOURCES COMPANY                                                        79,481
           1,575   PRIDE INTERNATIONAL INCORPORATED+                                                        50,258
           3,202   RANGE RESOURCES CORPORATION                                                             159,620
           6,180   SANDRIDGE ENERGY INCORPORATED+                                                           58,277
             115   SEAHAWK DRILLING INCORPORATED+                                                            2,592
          16,370   TRILOGY ENERGY TRUST                                                                    134,454
           7,430   WILLBROS GROUP INCORPORATED+                                                            125,344
                                                                                                         1,779,470
                                                                                                    --------------
OIL FIELD SERVICES: 0.22%
           5,885   TRICO MARINE SERVICES INCORPORATED+                                                      26,718
                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.64%
          10,135   INTEROIL CORPORATION+                                                                   778,469
           2,375   MARATHON OIL CORPORATION                                                                 74,148
           2,035   WD-40 COMPANY                                                                            65,853
                                                                                                           918,470
                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 0.24%
           1,805   ALCOA INCORPORATED                                                                       29,097
                                                                                                    --------------
REAL ESTATE: 4.52%
         110,495   CHIMERA INVESTMENT CORPORATION                                                          428,721
           4,115   HATTERAS FINANCIAL CORPORATION                                                          115,055
                                                                                                           543,776
                                                                                                    --------------
RETAIL-DRUGSTORES: 0.13%
             720   VITAMIN SHOPPE INCORPORATED+                                                             16,013
                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.88%
          37,058   INTERTAPE POLYMER GROUP INCORPORATED+                                                   105,334
                                                                                                    --------------

                 130 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT SMALL/MID CAP VALUE FUND

     SHARES        SECURITY NAME                                                                        VALUE
     ------        -------------                                                                    --------------
S&L THRIFTS EASTERN US: 0.06%
             600   Northwest Bancshares Incorporated                                                $        6,792
                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.71%
          11,495   GENTEX CORPORATION                                                                      205,186
                                                                                                    --------------
THEATERS & ENTERTAINMENT: 0.72%
           5,975   REGAL ENTERTAINMENT GROUP CLASS A                                                        86,279
                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 0.55%
           4,350   ORBITAL SCIENCES CORPORATION+                                                            66,381
                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS: 0.46%
          10,980   MERGE HEALTHCARE INCORPORATED+                                                           36,880
           7,790   PATRICK INDUSTRIES INCORPORATED+                                                         18,930
                                                                                                            55,810
                                                                                                    --------------
TOTAL COMMON STOCKS (COST $11,361,651)                                                                  11,278,448
                                                                                                    --------------
INVESTMENT COMPANIES: 0.58%
STOCK FUNDS: 0.58%
           3,137   KBW REGIONAL BANKING ETF                                                                 69,798
TOTAL INVESTMENT COMPANIES (COST $71,510)                                                                   69,798
                                                                                                    --------------

                                                                         DIVIDEND
                                                                           YIELD
                                                                         --------
PREFERRED STOCKS: 0.17%
              20   CENTER FINANCIAL CORPORATION SERIES B  (BANKING)         12.00%                          20,000
TOTAL PREFERRED STOCKS (COST $20,000)
                                                                                                            20,000
                                                                                                    --------------

                                                                                      EXPIRATION
                                                                                         DATE
                                                                                    -------------
WARRANTS: 0.64%
          23,364     PRIMORIS SERVICES  CORPORATION+                                   10/02/2010           67,756
          45,125     SANDSTORM RESOURCES LIMITED+                                      04/23/2014            9,924
TOTAL WARRANTS (COST $48,485)                                                                               77,680
                                                                                                    --------------


                                                                           YIELD
                                                                         --------
SHORT-TERM INVESTMENTS: 2.07%
         249,019   WELLS FARGO ADVANTAGE MONEY MARKET
                   TRUST(u)~+++                                              0.10                          249,019
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $249,019)                                                               249,019
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,750,665)*                               97.31%                                                11,694,945
OTHER ASSETS AND LIABILITIES, NET                  2.69                                                    322,700
                                                 ------                                             --------------
TOTAL NET ASSETS                                 100.00%                                            $   12,017,645
                                                 ------                                             --------------

----------
+    Non-income earning securities.

(i)  Illiquid security (unaudited).

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $249,019.

* Cost for federal income tax purposes is $12,288,714 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 2,097,197
Gross unrealized depreciation    (2,690,966)
                                -----------
Net unrealized depreciation     $  (593,769)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 131


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
ASSET BACKED SECURITIES: 6.77%
$        150,000   BANK OF AMERICA AUTO MASTER TRUST SERIES 2009-3A
                   CLASS A4++                                                2.67%     12/15/2016   $      148,899
         100,000   BANK OF AMERICA AUTO TRUST SERIES 2009-2A CLASS
                   A4++                                                      3.03      10/15/2016          101,393
         730,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A4
                   CLASS A4+/-                                               0.27      11/15/2019          665,691
         199,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-11
                   CLASS A+/-                                                0.26      04/15/2016          191,485
         428,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                   2008-A3 CLASS A3                                          5.05      02/15/2016          459,331
         111,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES
                   2008-A5 CLASS A5                                          4.85      04/22/2015          118,937
         682,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009
                   CLASS A5                                                  2.25      12/23/2014          678,396
          44,874   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES
                   2007-AHL1 CLASS A2A+/-                                    0.27      12/25/2036           37,795
         119,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS
                   A1+/-                                                     0.26      03/15/2014          117,565
         123,000   DISCOVER CARD MASTER TRUST SERIES 2009-A1 CLASS
                   A1+/-                                                     1.53      12/15/2014          123,603
         251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1
                   CLASS A2++(i)                                             5.26      04/25/2037          215,121
         100,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3
                   CLASS 4A                                                  5.22      06/15/2013          103,277
         112,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1
                   CLASS A3A                                                 4.25      02/15/2013          114,364
         209,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1
                   CLASS A4                                                  4.55      01/15/2017          218,101
         101,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-3
                   CLASS A4                                                  2.54      04/15/2017          100,890
          64,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2009-A
                   CLASS A4                                                  3.15      03/15/2016           64,806
         328,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CIB4 CLASS A3                     6.16      05/12/2034          345,339
         234,000   MBNA CREDIT CARD MASTER TRUST SERIES 1997-B CLASS
                   A+/-                                                      0.39      08/15/2014          229,306
          25,846   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2
                   CLASS A2A+/-                                              0.27      01/25/2037           24,382
          23,204   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1
                   CLASS A1+/-                                               0.28      12/25/2036           22,545
          46,567   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES
                   2007-6XS CLASS 2A1S+/-                                    0.34      02/25/2047           35,141
         110,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A
                   CLASS A4                                                  4.74      08/17/2015          116,822
         141,000   NORDSTROM CREDIT CARD MASTER TRUST SERIES 2007-2
                   CLASS A+/-++                                              0.29      05/15/2015          132,797
          41,363   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-         0.40      09/17/2018           41,002
          33,634   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-          0.47      12/15/2017           33,398
          31,854   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-          0.45      12/17/2018           31,661
         535,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-         1.85      12/15/2032          560,488
         121,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-          1.93      07/25/2022          126,084
         100,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A2+/-          1.38      10/25/2016          101,531
         252,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-          1.98      07/25/2023          263,362
         213,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-          1.38      07/25/2023          214,646
         200,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1
                   CLASS A+/-                                                0.33      06/15/2012          198,213
         365,000   TARGET CREDIT CARD MASTER TRUST SERIES 2005-1
                   CLASS A+/-                                                0.29      10/27/2014          360,237
          24,262   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B
                   CLASS A3                                                  5.41      08/12/2011           24,323
         115,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A
                   CLASS A4                                                  5.12      05/15/2014          122,453
TOTAL ASSET BACKED SECURITIES (COST $6,386,123)                                                          6,443,384
                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.54%
         251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++           5.42      04/15/2037          257,903
         131,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3
                   CLASS A2                                                  7.56      10/13/2026          138,338
         100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2002-PB2 CLASS B                                   6.31      06/11/2035          101,857
          40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2004-2 CLASS A5                                    4.58      11/10/2038           39,156
         137,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                   SERIES 2007-2 CLASS A2                                    5.63      04/10/2049          136,733
          68,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2001-TOP4 CLASS A3                    5.61      11/15/2033           70,428
          92,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2002-PBW1 CLASS A2                    4.72      11/11/2035           94,491
         177,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2002-T0P8 CLASS A2                    4.83      08/15/2038          181,086
          51,262   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2003-T12 CLASS A3                     4.24      08/13/2039           51,395
          44,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2004-CLASS A3                         5.47      06/11/2041           44,476
          90,223   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2004-PWR4 CLASS A2                    5.29      06/11/2041           91,979
          45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2004-PWR6 CLASS A6                    4.83      11/11/2041           43,887
         106,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2004-T16 CLASS A6                     4.75      02/13/2046          102,804
         156,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2005 PWR8 CLASS A4                    4.67      06/11/2041          149,230
         293,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2005-PW10 CLASS A4                    5.41      12/11/2040          287,139
          77,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                   INCORPORATED SERIES 2005-PWR9 CLASS AAB                   4.80      09/11/2042           77,887

                 132 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        268,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                   2002-TOP6 CLASS A2                                        6.46%     10/15/2036   $      281,364
         415,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1
                   CLASS A4                                                  6.98      01/17/2032          447,589
         269,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE
                   SERIES 2001-J2A CLASS A2++                                6.10      07/16/2034          280,530
         223,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE
                   SERIES 2004-LB2A CLASS A4                                 4.72      03/10/2039          218,342
         109,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE
                   SERIES 2004-LB3A CLASS A5                                 5.31      07/10/2037          107,751
          73,378   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2001-CK1 CLASS A3                      6.38      12/18/2035           75,273
         130,090   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2001-CKN5 CLASS A4                     5.44      09/15/2034          134,070
          30,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CKN2 CLASS A3                     6.13      04/15/2037           31,570
           4,894   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CKS4 CLASS A1                     4.49      11/15/2036            4,979
         399,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CKS4 CLASS A2                     5.18      11/15/2036          412,250
          63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CP5 CLASS A2                      4.94      12/15/2035           64,630
          85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2003-CK2 CLASS A4                      4.80      03/15/2036           86,558
          53,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2003-CPN1 CLASS A2                     4.60      03/15/2035           53,272
          27,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2005-C1 CLASS A4                       5.01      02/15/2038           26,498
          23,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2005-C1 CLASS A3                       4.81      02/15/2038           22,963
          24,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2005-C2 CLASS A4                       4.83      04/15/2037           23,106
          81,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                   CORPORATION SERIES 2005-C5 CLASS A4                       5.10      08/15/2038           78,035
         118,014   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES
                   2000-CKP1 CLASS A1B                                       7.18      11/10/2033          120,214
          35,099   FHLMC #1B3430+/-                                          6.15      06/01/2037           37,546
         455,043   FHLMC #G03526                                             5.50      06/01/2036          478,411
         166,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH
                   CERTIFICATES SERIES K003 CLASS AAB                        4.77      05/25/2018          169,259
         235,000   FHLMC SERIES 2558 CLASS BD                                5.00      01/15/2018          248,551
          80,000   FHLMC SERIES 2590 CLASS BY                                5.00      03/15/2018           84,489
         185,000   FHLMC SERIES 2590 CLASS NU                                5.00      06/15/2017          192,979
          53,000   FHLMC SERIES 2676 CLASS CY                                4.00      09/15/2018           54,433
         107,000   FHLMC SERIES 2690 CLASS TV                                4.50      11/15/2025          107,617
         281,000   FHLMC SERIES 2694 CLASS QG                                4.50      01/15/2029          293,115
          35,354   FHLMC SERIES 2727 CLASS PW                                3.57      06/15/2029           36,060
          91,000   FHLMC SERIES 2765 CLASS CT                                4.00      03/15/2019           91,927
         201,000   FHLMC SERIES 2790 CLASS TN                                4.00      05/15/2024          199,494
         191,000   FHLMC SERIES 2843 CLASS BC                                5.00      08/15/2019          201,645
         104,000   FHLMC SERIES 2875 CLASS HB                                4.00      10/15/2019          103,643
           1,000   FHLMC SERIES 2985 CLASS JR                                4.50      06/15/2025            1,009
           2,000   FHLMC SERIES 3008 CLASS JM                                4.50      07/15/2025            2,016
         363,517   FHLMC SERIES 3028 CLASS PG                                5.50      09/15/2035          385,453
           5,380   FHLMC SERIES 3052 CLASS MH                                5.25      10/15/2034            5,623
          10,000   FHLMC SERIES 3234 CLASS MC                                4.50      10/15/2036            9,595
         193,000   FHLMC SERIES 3289 CLASS PC                                5.00      12/15/2032          201,877
          73,770   FHLMC SERIES 3325 CLASS JL                                5.50      06/15/2037           78,114
         178,000   FHLMC SERIES 3372 CLASS BD                                4.50      10/15/2022          180,717
          29,119   FHLMC SERIES 3465 CLASS HA                                4.00      07/15/2017           30,175
         267,000   FHLMC SERIES K004 CLASS A2                                4.19      08/25/2019          260,086
          64,935   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES
                   2006-FA6 CLASS 2A10                                       6.00      11/25/2036           52,085
          53,939   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                   PASS-THROUGH
                   CERTIFICATE SERIES 2002-C1 CLASS A2                       6.14      02/12/2034           56,414
          87,845   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                   SERIES 2000-C2 CLASS A2                                   7.20      10/15/2032           89,770
         111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                   SERIES 2001-C4 CLASS B                                    6.42      12/12/2033          113,044
         910,902   FNMA SERIES 2001-81 CLASS HE                              6.50      01/25/2032          975,519
         148,000   FNMA SERIES 2002-94 CLASS HQ                              4.50      01/25/2018          154,764
          47,000   FNMA SERIES 2003-108 CLASS BE                             4.00      11/25/2018           48,059
          39,000   FNMA SERIES 2003-125 CLASS AY                             4.00      12/25/2018           39,609
         184,000   FNMA SERIES 2003-3 CLASS HJ                               5.00      02/25/2018          195,029
          98,921   FNMA SERIES 2004-60 CLASS PA                              5.50      04/25/2034          104,637
          33,000   FNMA SERIES 2004-80 CLASS LE                              4.00      11/25/2019           33,220
          40,000   FNMA SERIES 2004-81 CLASS KE                              4.50      11/25/2019           41,136
          84,945   FNMA SERIES 2005-58 CLASS MA                              5.50      07/25/2035           90,285

                 Wells Fargo Advantage Variable Trust Funds 133


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        206,000   FNMA SERIES 2007-113 CLASS DB                             4.50%     12/25/2022   $      208,194
         378,760   FNMA SERIES 2007-39 CLASS NA                              4.25      01/25/2037          390,361
         134,912   FNMA SERIES 2007-77 CLASS MH                              6.00      12/25/2036          144,300
          39,000   FNMA SERIES 2008-66 CLASS B                               5.00      08/25/2023           40,209
          24,928   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                   SERIES 2001-2 CLASS A3                                    6.03      08/11/2033           25,173
           5,559   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                   SERIES 2001-3 CLASS A1                                    5.56      06/10/2038            5,676
         103,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                   SERIES 2002-1A CLASS A3                                   6.27      12/10/2035          108,536
         399,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                   SERIES 2005-C4 CLASS A4                                   5.33      11/10/2045          389,660
         109,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2002-C3 CLASS A2                                   4.93      07/10/2039          111,258
          79,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2003-C2 CLASS A2                                   5.48      05/10/2040           81,704
         626,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2003-C3 CLASS A4                                   5.02      04/10/2040          636,756
       2,000,000   GNMA%%                                                    4.50      01/01/2040        1,998,130
         127,000   GNMA SERIES 2006-37 CLASS JG                              5.00      07/20/2036          131,222
          25,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2005-GG CLASS AAB                                  5.19      04/10/2037           25,294
          68,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2005-GG3 CLASS A4                                  4.80      08/10/2042           65,644
         369,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2005-GG5 CLASS A5                                  5.22      04/10/2037          349,520
         251,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2006-GG7 CLASS A4                                  5.92      07/10/2038          228,847
          67,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                   SERIES 2007-GG1 CLASS A6                                  5.14      06/10/2036           68,184
         336,000   GS MORTGAGE SECURITIES CORPORATION II SERIES
                   2001-GL3A CLASS A2++                                      6.45      08/05/2018          352,380
          61,097   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   2001 CLASS A3                                             6.26      03/15/2033           62,852
         170,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION
                   SERIES 2009-IWST CLASS A2++                               5.63      12/05/2019          167,980
           7,902   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION PASS-THROUGH
                   CERTIFICATE SERIES 2008 C2 CLASS A                        5.02      02/12/2051            8,056
          29,321   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2000-C10 CLASS A2                      7.37      08/15/2032           29,311
         168,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2001-CIB3 CLASS A3                     6.47      11/15/2035          176,518
          76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2002-CIB5 CLASS A2                     5.16      10/12/2037           78,347
         218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2003-PM1A CLASS A4                     5.33      08/12/2040          222,735
          34,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2004-CB9 CLASS A4                      5.38      06/12/2041           34,242
          77,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2005-LDP4 CLASS A4                     4.92      10/15/2042           74,030
         124,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2006 CLASS A4                          5.48      12/12/2044          119,438
         140,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2006-LDP7 CLASS A2                     5.86      04/15/2045          143,487
          64,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2007-CB19 CLASS A2                     5.75      02/12/2049           65,673
         447,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                   CORPORATION SERIES 2007-LDPX CLASS A2S                    5.31      01/15/2049          432,077
          38,123   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2000-C4 CLASS A2                                   7.37      08/15/2026           38,696
          62,556   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2000-C5 CLASS A2                                   6.51      12/15/2026           64,151
          31,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2001-C2 CLASS A2                                   6.65      11/15/2027           32,253
         200,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2002-C2 CLASS A4                                   5.59      06/15/2031          209,225
          58,762   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2002-C4 CLASS A4                                   4.56      09/15/2026           60,323
         125,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2002-C4 CLASS A5                                   4.85      09/15/2031          128,695
          33,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2003-C3 CLASS A4                                   4.17      05/15/2032           32,699
          34,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2003-C8 CLASS A4                                   5.12      11/15/2032           33,477
          51,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2004-C7 CLASS A5                                   4.63      10/15/2029           49,629
         108,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2007-C1 CLASS A3                                   5.40      02/15/2040          106,568
          24,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                   SERIES 2007-C1 CLASS AAB                                  5.40      02/15/2040           23,022
         139,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE
                   TRUST SERIES 2006-1 CLASS A2                              5.44      02/12/2039          141,067
         101,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1
                   CLASS A4                                                  5.24      11/12/2035          102,490
          76,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1
                   CLASS A3A                                                 4.95      07/12/2038           76,476
          25,000   MORGAN STANLEY CAPITAL I SERIES 2003 IQ4 CLASS A2         4.07      05/15/2040           24,385
         129,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4         5.15      06/13/2041          132,373
         387,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7         4.97      04/14/2040          377,643
         253,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4         5.40      06/15/2038          254,063
          60,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4         5.27      06/13/2041           60,098
          40,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4         5.17      01/14/2042           39,427
         260,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS
                   A4A                                                       4.99      08/13/2042          251,674
          41,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5         4.78      12/13/2041           40,253
          44,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2         5.37      03/12/2044           44,735

                 134 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        162,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4         5.39%     03/12/2044   $      156,226
          51,000   MORGAN STANLEY CAPITAL I SERIES 2007-HQ11 CLASS A31       5.44      02/12/2044           50,478
         388,075   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2001-TOP5 CLASS A4                                        6.39      10/15/2035          406,154
          35,523   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2002-HQ CLASS A3                                          6.51      04/15/2034           37,464
          33,086   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2002-IQ2 CLASS A4                                         5.74      12/15/2035           34,564
         383,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2003-HQ2 CLASS A2                                         4.92      03/12/2035          389,425
         143,467   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2003-IQ5 CLASS A4                                         5.01      04/15/2038          146,719
         281,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2005-HQ5 CLASS AAB                                        5.04      01/14/2042          285,990
         150,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                   2005-HQ7 CLASS AAB                                        5.18      11/14/2042          153,094
          79,000   MORGAN STANLEY DEAN WITTER CAPTIAL I SERIES
                   2003-TOP9 CLASS A2                                        4.74      11/13/2036           80,330
         276,462   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6
                   CLASS A1C                                                 6.69      03/15/2030          293,690
         180,791   SALOMON BROTHERS MORTGAGE SECURITIES SERIES
                   2000-C3 CLASS A2                                          6.59      12/18/2033          183,963
         117,224   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES
                   2002-KEY2 CLASS A2                                        4.47      03/18/2036          120,036
         467,010   US BANK NA SERIES 2007-1 CLASS A                          5.92      05/25/2012          491,552
         167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2002-C1 CLASS A4                                          6.29      04/15/2034          175,955
          81,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2003-C6 CLASS A3                                          4.96      08/15/2035           80,723
          23,889   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2003-C7 CLASS A1++                                        4.24      10/15/2035           24,043
         116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2003-C8 CLASS A3                                          4.45      11/15/2035          116,008
          91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                   2004-C11 CLASS A4                                         5.03      01/15/2041           87,022
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $21,738,618)                                            22,397,840
                                                                                                    --------------
CORPORATE BONDS & NOTES: 17.93%
BANKING: 1.92%
         425,000   ACHMEA HYPOTHEEKBANK NV++                                 3.20      11/03/2014          424,177
         170,000   COMMONWEALTH BANK OF AUSTRALIA++                          3.75      10/15/2014          170,413
         170,000   COMMONWEALTH BANK OF AUSTRALIA++                          5.00      10/15/2019          168,781
         285,000   NIBC BANK NV++                                            2.80      12/02/2014          277,328
         125,000   NIBC BANK NV++                                            4.88      11/19/2019          123,376
         165,000   NORDEA BANK AB++                                          2.50      11/13/2012          164,389
         195,000   NORDEA BANK AB++                                          3.70      11/13/2014          194,624
         300,000   WESTPAC BANKING CORPORATION                               2.25      11/19/2012          299,293
                                                                                                         1,822,381
                                                                                                    --------------
BIOTECHNOLOGY: 0.20%
         175,000   AMGEN INCORPORATED                                        6.40      02/01/2039          192,022
                                                                                                    --------------
BREWERY: 0.38%
         310,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++             7.75      01/15/2019          362,946
                                                                                                    --------------
CHEMICALS: 0.60%
         200,000   DOW CHEMICAL COMPANY                                      4.85      08/15/2012          210,192
         305,000   DOW CHEMICAL COMPANY                                      8.55      05/15/2019          363,909
                                                                                                           574,101
                                                                                                    --------------
COMMUNICATIONS: 0.67%
         198,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED        8.38      03/15/2013          228,234
         165,000   GRUPO TELEVISA SA++                                       6.63      01/15/2040          163,173
         235,000   QWEST CORPORATION                                         7.50      10/01/2014          244,106
                                                                                                           635,513
                                                                                                    --------------
COMPUTER HARDWARE: 0.08%
          75,000   DELL INCORPORATED                                         5.88      06/15/2019           79,368
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 135


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
DEPOSITORY INSTITUTIONS: 2.01%
$        410,000   BANK OF AMERICA CORPORATION                               7.38%     05/15/2014   $      465,233
         125,000   BANK OF AMERICA CORPORATION                               6.00      09/01/2017          129,741
         135,000   BANK OF AMERICA CORPORATION                               5.75      12/01/2017          138,242
         250,000   CAPITAL ONE BANK USA NA                                   8.80      07/15/2019          295,417
         370,000   CITIGROUP INCORPORATED                                    1.88      10/22/2012          368,602
         185,000   CITIGROUP INCORPORATED                                    6.38      08/12/2014          193,678
         110,000   JPMORGAN CHASE & COMPANY                                  5.38      10/01/2012          119,034
         200,000   MORGAN STANLEY                                            5.63      09/23/2019          201,462
                                                                                                         1,911,409
                                                                                                    --------------
ELECTRIC UTILITIES: 0.45%
          60,000   FIRSTENERGY SOLUTIONS COMPANY                             4.80      02/15/2015           61,242
         185,000   FIRSTENERGY SOLUTIONS COMPANY                             6.05      08/15/2021          186,629
          75,000   FIRSTENERGY SOLUTIONS COMPANY                             6.80      08/15/2039           75,750
         100,000   PROGRESS ENERGY INCORPORATED                              6.85      04/15/2012          108,549
                                                                                                           432,170
                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.26%
         375,000   DOMINION RESOURCES INCORPORATED PUTTABLESS                8.88      01/15/2019          467,330
         215,000   DPL INCORPORATED                                          6.88      09/01/2011          229,776
         165,000   DUKE ENERGY CORPORATION                                   6.30      02/01/2014          181,437
         300,000   NEVADA POWER COMPANY SERIES A                             8.25      06/01/2011          324,286
                                                                                                         1,202,829
                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 0.50%
          50,000   CISCO SYSTEMS INCORPORATED                                5.90      02/15/2039           50,554
          50,000   EXELON GENERATION COMPANY LLC                             5.20      10/01/2019           50,022
         100,000   EXELON GENERATION COMPANY LLC                             6.25      10/01/2039          101,883
         260,000   HEWLETT-PACKARD COMPANY                                   4.75      06/02/2014          277,643
                                                                                                           480,102
                                                                                                    --------------
HEALTH SERVICES: 0.18%
         185,000   COVENTRY HEALTH CARE INCORPORATED                         5.95      03/15/2017          167,754
                                                                                                    --------------
INSURANCE CARRIERS: 0.33%
         116,000   LIBERTY MUTUAL GROUP++(i)                                 7.50      08/15/2036          106,204
         200,000   UNITEDHEALTH GROUP INCORPORATED                           6.88      02/15/2038          206,710
                                                                                                           312,914
                                                                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.18%
         170,000   VALE OVERSEAS LIMITED                                     6.88      11/10/2039          171,143
                                                                                                    --------------
MOTION PICTURES: 0.10%
          85,000   NEWS AMERICA INCORPORATED++                               6.90      08/15/2039           92,724
                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.12%
         145,000   AMERICAN EXPRESS COMPANY                                  7.25      05/20/2014          163,614
         125,000   AMERICAN EXPRESS COMPANY                                  8.15      03/19/2038          156,395
         160,000   CREDIT SUISSE NEW YORK                                    6.00      02/15/2018          167,414
         300,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                  6.00      10/01/2017          321,202
         185,000   JPMORGAN CHASE CAPITAL XXV                                6.80      10/01/2037          183,809
          70,000   PRIVATE EXPORT FUNDING CORPORATION                        3.05      10/15/2014           69,533
                                                                                                         1,061,967
                                                                                                    --------------

                 136 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
OIL & GAS EXTRACTION: 0.53%
$        215,000   ANADARKO PETROLEUM CORPORATION                            8.70%     03/15/2019   $      267,442
         135,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                   6.88      01/20/2040          138,726
          85,000   VALERO ENERGY CORPORATION                                 9.38      03/15/2019          101,099
                                                                                                           507,267
                                                                                                    --------------
PHARMACEUTICALS: 0.33%
         289,000   PFIZER INCORPORATED                                       5.35      03/15/2015          315,850
                                                                                                    --------------
PIPELINES: 0.85%
         125,000   ENERGY TRANSFER PARTNERS LP                               8.50      04/15/2014          144,287
         180,000   ENERGY TRANSFER PARTNERS LP                               9.00      04/15/2019          214,556
         430,000   KINDER MORGAN INCORPORATED                                6.50      09/01/2012          447,200
                                                                                                           806,043
                                                                                                    --------------
REAL ESTATE: 0.58%
         175,000   WEA FINANCE LLC++                                         7.50      06/02/2014          196,927
         215,000   WEA FINANCE LLC++                                         7.13      04/15/2018          235,068
         110,000   WEA FINANCE LLC++                                         6.75      09/02/2019          118,112
                                                                                                           550,107
                                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.44%
          60,000   HCP INCORPORATED SERIES MTN                               6.30      09/15/2016           58,563
          65,000   HCP INCORPORATED SERIES MTN                               6.70      01/30/2018           63,059
         195,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED               5.65      12/15/2013          195,339
          40,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED               6.00      01/30/2017           37,644
          60,000   MACK-CALI REALTY CORPORATION                              7.75      08/15/2019           62,085
                                                                                                           416,690
                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.49%
         100,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN            6.95      08/10/2012          111,728
         375,000   GOLDMAN SACHS CAPITAL II                                  5.79      12/29/2049          290,625
         265,000   GOLDMAN SACHS GROUP INCORPORATED                          5.45      11/01/2012          284,922
         120,000   GOLDMAN SACHS GROUP INCORPORATED                          5.13      01/15/2015          126,090
         260,000   GOLDMAN SACHS GROUP INCORPORATED                          6.75      10/01/2037          267,251
         270,000   LAZARD GROUP LLC                                          7.13      05/15/2015          280,299
         260,000   LAZARD GROUP LLC                                          6.85      06/15/2017          261,660
         270,000   MORGAN STANLEY                                            6.00      05/13/2014          290,305
         115,000   MORGAN STANLEY                                            7.25      04/01/2032          130,813
         120,000   MORGAN STANLEY SERIES MTN                                 5.25      11/02/2012          127,674
         195,000   MORGAN STANLEY SERIES MTN                                 5.95      12/28/2017          201,131
                                                                                                         2,372,498
                                                                                                    --------------
TELECOMMUNICATIONS: 1.87%
          70,000   AMERICA MOVIL SAB DE CV                                   5.55      02/01/2014           75,969
         296,000   AMERICA MOVIL SAB DE CV++                                 5.00      10/16/2019          289,422
         430,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC         7.38      11/15/2013          493,926
         265,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC         3.75      05/20/2011          273,259
         140,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC         8.50      11/15/2018          173,653
         255,000   CISCO SYSTEMS INCORPORATED                                4.45      01/15/2020          250,151
         230,000   CISCO SYSTEMS INCORPORATED                                5.50      01/15/2040          219,928
                                                                                                         1,776,308
                                                                                                    --------------
TOBACCO PRODUCTS: 0.36%
         275,000   ALTRIA GROUP INCORPORATED                                 9.70      11/10/2018          339,946
                                                                                                    --------------

                 Wells Fargo Advantage Variable Trust Funds 137


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.50%
$        110,000   CAREFUSION CORPORATION++                                  4.13%     08/01/2012   $      113,401
         205,000   CAREFUSION CORPORATION++                                  5.13      08/01/2014          215,499
         135,000   CAREFUSION CORPORATION++                                  6.38      08/01/2019          144,520
                                                                                                           473,420
                                                                                                    --------------
TOTAL CORPORATE BONDS & NOTES (COST $16,083,642)                                                        17,057,472
                                                                                                    --------------
YANKEE BONDS - CORPORATE: 7.35%
         195,000   BARCLAYS BANK PLC SERIES 1                                5.00      09/22/2016          199,253
         585,000   BP CAPITAL MARKETS PLC                                    3.88      03/10/2015          601,037
         100,000   BRAZIL FEDERATIVE REPUBLIC GLOBAL BOND                    5.88      01/15/2019          106,500
         150,000   BRITISH SKY BROADCASTING GROUP PLC++                      9.50      11/15/2018          192,305
         165,000   BRITISH TELECOM PLC                                       9.63      12/15/2030          210,246
         150,000   CENOVUS ENERGY INCORPORATED++                             5.70      10/15/2019          156,460
         190,000   CREDIT SUISSE NEW YORK                                    5.00      05/15/2013          202,623
         185,000   ENEL FINANCE INTERNATIONAL SA++                           6.00      10/07/2039          185,979
         110,000   ENEL FINANCIAL INTERNATIONAL SA++                         5.13      10/07/2019          110,679
         105,000   EXPORT-IMPORT BANK OF KOREA                               5.50      10/17/2012          111,725
         205,000   EXPORT-IMPORT BANK OF KOREA                               5.88      01/14/2015          219,988
         140,000   FEDERAL REPUBLIC OF BRAZIL                                5.63      01/07/2041          131,950
         110,000   FRANCE TELECOM SA                                         7.75      03/01/2011          117,895
         145,000   HSBC HOLDINGS PLC                                         6.80      06/01/2038          157,364
          95,000   HUSKY ENERGY INCORPORATED                                 5.90      06/15/2014          103,555
         165,000   HUSKY ENERGY INCORPORATED                                 7.25      12/15/2019          190,674
         415,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                 4.63      09/11/2015          418,731
         200,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                   7.88      03/15/2019          230,562
         270,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED
                   III++                                                     5.50      09/30/2014          282,864
         155,000   RIO TINTO FINANCE USA LIMITED                             5.88      07/15/2013          167,251
         140,000   RIO TINTO FINANCE USA LIMITED                             9.00      05/01/2019          177,182
          70,000   ROGERS CABLE INCORPORATED                                 5.50      03/15/2014           75,007
         315,000   ROGERS WIRELESS INCORPORATED                              6.38      03/01/2014          348,766
         305,000   SHELL INTERNATIONAL FINANCE                               4.00      03/21/2014          318,277
         380,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++             2.88      09/22/2014          377,043
         175,000   STATE OF QATAR++                                          5.25      01/20/2020          176,313
         185,000   SUNCOR ENERGY INCORPORATED                                6.50      06/15/2038          194,384
         405,000   SWEDISH EXPORT CREDIT                                     3.25      09/16/2014          404,935
         175,000   TELEFONICA EMISIONES SAU                                  5.98      06/20/2011          185,088
          95,000   THOMSON REUTERS CORPORATION                               5.95      07/15/2013          103,998
         370,000   TOTAL CAPITAL SA                                          3.13      10/02/2015          365,427
         151,000   WESTFIELD GROUP++                                         5.40      10/01/2012          160,179
TOTAL YANKEE BONDS - CORPORATE (COST $6,721,684)                                                         6,984,240
                                                                                                    --------------
YANKEE BONDS - GOVERNMENT: 1.26%
         565,000   PROVINCE OF ONTARIO CANADA                                4.10      06/16/2014          589,642
         125,000   PROVINCE OF ONTARIO CANADA SERIES G                       4.00      10/07/2019          119,693
         430,000   REPUBLIC OF KOREA                                         7.13      04/16/2019          492,210
TOTAL YANKEE BONDS - GOVERNMENT (COST $1,125,747)                                                        1,201,545
                                                                                                    --------------
MUNICIPAL BONDS & NOTES: 0.39%
CALIFORNIA: 0.25%
         255,000   CALIFORNIA STATE BUILD AMERICA BONDS (PROPERTY
                   TAX REVENUE)                                              7.30      10/01/2039          240,174
                                                                                                    --------------

                 138 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
TEXAS: 0.14%
$        130,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL
                   ROAD REVENUE)                                             6.72%     01/01/2049   $      135,035
                                                                                                    --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $387,099)                                                              375,209
                                                                                                    --------------
AGENCY SECURITIES: 36.16%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.79%
           3,095   FHLMC #1B7562+/-                                          5.98      11/01/2037            3,306
          38,900   FHLMC #1G0784+/-                                          5.69      03/01/2036           41,290
          83,814   FHLMC #1G1472+/-                                          5.73      02/01/2037           89,106
         169,140   FHLMC #1G1522+/-                                          6.00      01/01/2037          180,323
          29,563   FHLMC #1G1614+/-                                          5.91      03/01/2037           31,517
          30,695   FHLMC #1G1708+/-                                          6.13      04/01/2037           32,829
          62,493   FHLMC #1G1873+/-                                          5.70      03/01/2036           66,434
          28,873   FHLMC #1G1961+/-                                          5.98      05/01/2037           30,810
         148,798   FHLMC #1G1968+/-                                          5.95      06/01/2037          158,652
          55,665   FHLMC #1J1920+/-                                          5.65      10/01/2038           58,930
         348,750   FHLMC #1Q0794+/-                                          5.81      11/01/2038          371,523
         231,365   FHLMC #1Q0809+/-                                          5.95      03/01/2038          246,446
         269,838   FHLMC #1Q0869+/-                                          5.62      07/01/2038          286,163
         302,992   FHLMC #848156+/-                                          5.86      09/01/2038          322,321
          58,304   FHLMC #A78331                                             6.00      03/01/2034           62,458
         129,795   FHLMC #A79090                                             6.50      07/01/2034          140,422
          87,106   FHLMC #E01279                                             5.50      01/01/2018           92,776
         121,607   FHLMC #E01497                                             5.50      11/01/2018          129,679
          98,136   FHLMC #E01539                                             5.50      12/01/2018          104,650
         110,096   FHLMC #G01737                                             5.00      12/01/2034          113,250
          17,839   FHLMC #G02199                                             5.00      06/01/2036           18,328
          83,094   FHLMC #G11594                                             5.50      08/01/2019           88,583
          77,128   FHLMC #G11653                                             5.50      12/01/2019           82,223
         154,329   FHLMC #G11944                                             5.50      07/01/2020          164,476
         194,756   FHLMC #G12827                                             5.50      02/01/2021          207,318
         115,812   FHLMC #G12888                                             5.50      07/01/2018          123,282
          62,590   FHLMC #G13169                                             5.50      06/01/2020           66,529
         150,029   FHLMC #G13330                                             6.00      10/01/2019          160,715
         653,527   FHLMC #G13367                                             5.50      12/01/2018          695,681
          61,484   FHLMC #J02372                                             5.50      05/01/2020           65,546
          57,530   FHLMC #J02373                                             5.50      05/01/2020           61,331
          70,402   FHLMC #J02376                                             6.00      05/01/2020           75,395
         175,162   FHLMC #P10040                                             5.50      04/01/2018          184,232
                                                                                                         4,556,524
                                                                                                    --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.23%
       4,500,000   FNMA%%                                                    4.50      02/01/2040        4,476,096
         500,000   FNMA%%                                                    4.50      01/01/2040          499,063
       2,500,000   FNMA%%                                                    5.50      01/01/2040        2,616,798
       1,000,000   FNMA%%                                                    6.50      01/01/2040        1,070,938
         124,592   FNMA #190129                                              6.00      11/01/2023          132,758
         191,356   FNMA #190338                                              5.50      07/01/2033          201,123
          35,515   FNMA #254868                                              5.00      09/01/2033           36,593
         352,631   FNMA #310017                                              7.00      06/01/2035          389,423
         228,023   FNMA #462404+/-                                           6.28      09/01/2037          243,248
           5,684   FNMA #725068                                              5.50      01/01/2019            6,052
         176,010   FNMA #725423                                              5.50      05/01/2034          184,994
         190,905   FNMA #725424                                              5.50      04/01/2034          200,649
         529,629   FNMA #725598                                              5.50      07/01/2034          556,663
         180,210   FNMA #735073                                              6.00      10/01/2019          192,847

                  Wells Fargo Advantage Variable Trust Funds 139


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        473,704   FNMA #735228                                              5.50%     02/01/2035   $      497,882
         124,457   FNMA #735503                                              6.00      04/01/2035          132,935
          21,380   FNMA #735504                                              6.00      04/01/2035           22,850
         100,866   FNMA #735667                                              5.00      07/01/2035          103,834
         644,069   FNMA #735912                                              5.50      10/01/2035          676,565
         622,933   FNMA #735913                                              5.50      10/01/2035          654,339
          92,099   FNMA #745238                                              6.00      12/01/2020           98,702
         343,709   FNMA #878099                                              6.00      04/01/2036          365,083
         131,214   FNMA #888560                                              6.00      11/01/2035          140,153
         126,986   FNMA #888635                                              5.50      09/01/2036          133,468
         104,016   FNMA #888911+/-                                           6.12      11/01/2037          111,124
         226,629   FNMA #888941+/-                                           6.02      10/01/2037          241,892
         489,915   FNMA #889069                                              5.50      01/01/2021          521,666
         350,635   FNMA #889183                                              5.50      09/01/2021          373,360
         355,123   FNMA #889213                                              5.50      10/01/2020          378,693
         947,227   FNMA #889318                                              5.50      07/01/2020        1,008,617
         303,179   FNMA #889451                                              6.00      05/01/2038          321,417
         346,731   FNMA #889568                                              5.50      03/01/2020          369,203
       1,168,940   FNMA #889585                                              5.50      09/01/2036        1,228,605
          57,901   FNMA #893916+/-                                           6.27      10/01/2036           61,667
          77,368   FNMA #905629+/-                                           6.11      12/01/2036           82,658
          90,425   FNMA #906403+/-                                           6.01      01/01/2037           96,377
         114,900   FNMA #906404+/-                                           5.92      01/01/2037          122,475
          83,044   FNMA #909569+/-                                           5.88      02/01/2037           88,468
          61,131   FNMA #910293+/-                                           5.93      03/01/2037           65,117
          94,958   FNMA #914819+/-                                           5.98      04/01/2037          101,180
          48,668   FNMA #917820+/-                                           5.67      05/01/2037           51,670
          27,990   FNMA #917828+/-                                           5.74      05/01/2037           29,757
         103,914   FNMA #917893+/-                                           5.59      05/01/2037          110,106
         291,391   FNMA #931676                                              5.50      01/01/2019          310,732
         182,370   FNMA #942510                                              6.00      08/01/2037          193,455
          72,410   FNMA #945657+/-                                           6.23      09/01/2037           76,820
         111,047   FNMA #946228+/-                                           6.12      09/01/2037          118,474
         540,100   FNMA #949739                                              6.00      10/01/2037          572,928
         204,676   FNMA #960622                                              6.00      01/01/2038          217,116
          75,614   FNMA #973123+/-                                           5.60      02/01/2038           79,893
         785,134   FNMA #983499                                              5.50      07/01/2035          825,208
         290,721   FNMA #995092                                              6.50      12/01/2037          310,344
         516,646   FNMA #995182                                              5.50      06/01/2020          550,937
       1,286,820   FNMA #995203                                              5.00      07/01/2035        1,325,894
          16,487   FNMA #995226                                              6.00      11/01/2038           17,489
       1,336,660   FNMA #995233                                              5.50      10/01/2021        1,424,960
         425,064   FNMA #995485                                              6.00      04/01/2035          454,287
         237,870   FNMA #995486                                              6.00      03/01/2036          254,224
         242,683   FNMA #995508                                              6.00      12/01/2035          259,216
         126,532   FNMA #995511                                              5.50      12/01/2018          134,535
         262,757   FNMA #995664                                              4.50      11/01/2033          263,852
         129,527   FNMA #AD0211                                              5.50      05/01/2019          137,720
         100,943   FNMA #AD0212                                              5.50      04/01/2021          107,643
          63,000   FNMA #AD0531                                              5.50      11/01/2023           67,262
         157,000   FNMA #AD0584                                              7.00      01/01/2040          173,608
         324,000   FNMA SERIES 2005-16 CLASS PE                              5.00      03/25/2034          336,108
         367,000   FNMA SERIES 2009-M1 CLASS A2                              4.29      07/25/2019          365,525
         241,000   FNMA SERIES 2009-M2 CLASS A3                              4.00      01/25/2019          233,222
                                                                                                        27,808,560
                                                                                                    --------------

                 140 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.14%
$      1,500,000   GNMA%%                                                    4.50%     01/01/2040   $    1,493,441
         503,126   GNMA #782044                                              6.50      12/15/2032          540,085
                                                                                                         2,033,526
                                                                                                    --------------
TOTAL AGENCY SECURITIES (COST $34,009,455)                                                              34,398,610
                                                                                                    --------------
US TREASURY SECURITIES: 10.81%
US TREASURY BONDS: 3.97%
         200,000   US TREASURY BOND                                          7.13      02/15/2023          256,500
         536,000   US TREASURY BOND                                          6.25      05/15/2030          654,757
       1,289,000   US TREASURY BOND<<                                        5.38      02/15/2031        1,424,345
         402,000   US TREASURY BOND                                          3.50      02/15/2039          329,263
         390,000   US TREASURY BOND                                          4.25      05/15/2039          365,869
         460,000   US TREASURY BOND                                          4.50      08/15/2039          449,578
         308,000   US TREASURY BOND                                          4.38      11/15/2039          294,814
                                                                                                         3,775,126
                                                                                                    --------------
US TREASURY NOTES: 6.84%
         348,000   US TREASURY NOTE                                          0.88      05/31/2011          348,421
          90,000   US TREASURY NOTE                                          1.00      08/31/2011           90,046
          77,000   US TREASURY NOTE                                          1.38      10/15/2012           76,567
          81,000   US TREASURY NOTE                                          2.13      11/30/2014           79,083
       1,719,000   US TREASURY NOTE                                          2.63      12/31/2014        1,714,032
         109,000   US TREASURY NOTE                                          2.75      11/30/2016          104,938
         644,000   US TREASURY NOTE                                          2.75      02/15/2019          592,883
       1,955,000   US TREASURY NOTE                                          3.63      08/15/2019        1,922,009
       1,640,000   US TREASURY NOTE                                          3.38      11/15/2019        1,577,484
                                                                                                         6,505,463
                                                                                                    --------------
TOTAL US TREASURY SECURITIES (COST $10,675,652)                                                         10,280,589
                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING: 1.62%

                                                                           YIELD
                                                                         --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.21%
          50,737   AIM STIT-LIQUID ASSETS PORTFOLIO(u)                       0.18                           50,737
          50,737   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(u)           0.12                           50,737
          50,737   DWS MONEY MARKET SERIES INSTITUTIONAL(u)                  0.13                           50,737
          50,746   JPMORGAN PRIME MONEY MARKET FUND(u)                       0.14                           50,746
                                                                                                           202,957
                                                                                                    --------------

                                                                         INTEREST
                                                                           RATE
                                                                         --------
COLLATERAL INVESTED IN OTHER ASSETS: 1.41%
           7,353   ANTALIS US FUNDING CORPORATION++(p)                       0.28      01/07/2010            7,353
          11,030   ANTALIS US FUNDING CORPORATION++(p)                       0.29      01/29/2010           11,027
          22,059   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)            0.19      01/15/2010           22,058
          17,280   BANCO SANTANDER SA (MADRID)                               0.08      01/04/2010           17,280
          58,825   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE 58,825)                                   0.01      01/04/2010           58,825
          17,280   BANK OF IRELAND                                           0.05      01/04/2010           17,280
          17,280   BNP PARIBAS (PARIS)                                       0.11      01/04/2010           17,280
             809   CALCASIEU PARISH LA+/-ss                                  0.37      12/01/2027              809
          17,648   CALIFORNIA POLLUTION CONTROL FINANCING
                   AUTHORITY+/-ss                                            0.25      11/01/2026           17,648
           2,353   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                   AUTHORITY+/-ss                                            0.32      06/01/2028            2,353
          13,971   CALYON (NEW YORK)                                         0.18      01/08/2010           13,971
           1,950   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                 0.28      10/01/2038            1,950
          19,118   COMMERZBANK AG (GRAND CAYMAN)                             0.00      01/04/2010           19,118

                 Wells Fargo Advantage Variable Trust Funds 141


Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

                                                                         INTEREST
   PRINCIPAL       SECURITY NAME                                           RATE     MATURITY DATE        VALUE
   ---------       -------------                                         --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          3,677   COOK COUNTY IL+/-ss                                       0.40%     11/01/2030   $        3,677
          12,868   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                   102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                   (MATURITY VALUE 12,868)                                   0.01      01/04/2010           12,868
          17,280   DANSKE BANK A/S COPENHAGEN                                0.12      01/04/2010           17,280
          12,500   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss              0.35      12/15/2037           12,500
          20,589   ENI FINANCE USA INCORPORATED++                            0.19      02/04/2010           20,585
           7,353   FORTIS BANK NV SA                                         0.19      01/19/2010            7,353
           2,206   GDF SUEZ++                                                0.19      01/12/2010            2,206
          18,383   GOTHAM FUNDING CORPORATION++(p)                           0.18      01/15/2010           18,382
           3,677   GOTHAM FUNDING CORPORATION++(p)                           0.19      01/05/2010            3,677
          22,059   GOVCO INCORPORATED++(p)                                   0.19      01/12/2010           22,058
         303,035   GRYPHON FUNDING LIMITED(i)(a)                             0.00      08/05/2010          116,911
          10,294   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      05/01/2023           10,294
           7,463   GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                  0.23      07/01/2034            7,463
          12,089   HAMILTON COUNTY OH HOSPITALS+/-ss                         0.20      05/15/2037           12,089
           1,213   HENRICO COUNTY VA ECONOMIC DEVELOPMENT
                   AUTHORITY+/-ss                                            0.27      11/01/2042            1,213
           5,956   HOUSTON TX UTILITY SYSTEM+/-ss                            0.25      05/15/2034            5,956
           2,103   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY
                   REVENUES+/-ss                                             0.28      07/01/2029            2,103
           1,471   INDIANA MUNICIPAL POWER AGENCY+/-ss                       0.28      01/01/2018            1,471
           2,132   ING USA FUNDING LLC                                       0.20      01/04/2010            2,132
          12,868   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY US TREASURY SECURITIES
                   (MATURITY VALUE 12,868)                                   0.01      01/04/2010           12,868
           2,206   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                    0.28      04/15/2025            2,206
          14,339   KOCH RESOURCES LLC++                                      0.19      01/25/2010           14,337
           8,456   KOCH RESOURCES LLC++                                      0.19      01/29/2010            8,455
          18,383   LLOYDS TSB BANK PLC                                       0.18      01/08/2010           18,383
           7,353   LMA AMERICAS LLC++(p)                                     0.19      01/19/2010            7,352
          18,236   MASSACHUSETTS HEFA+/-ss                                   0.22      10/01/2034           18,236
           3,640   MATCHPOINT MASTER TRUST++(p)                              0.19      01/05/2010            3,640
          14,706   MATCHPOINT MASTER TRUST++(p)                              0.20      01/27/2010           14,704
           2,018   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                 0.27      02/01/2036            2,018
           1,471   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                  0.28      01/01/2018            1,471
          16,177   NEW YORK STATE DORMITORY AUTHORITY+/-ss                   0.25      07/01/2034           16,177
          14,706   NEWPORT BEACH CALIFORNIA REVENUE+/-ss                     0.22      12/01/2040           14,706
          13,419   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.20      01/12/2010           13,419
           5,883   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)              0.21      01/11/2010            5,882
           3,599   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                  0.29      01/01/2034            3,599
           8,088   REGENCY MARKETS #1 LLC++(p)                               0.20      01/07/2010            8,088
           9,923   SAN ANTONIO TX EDUCATION FACILITIES
                   CORPORATION+/-ss                                          0.18      12/01/2028            9,923
          23,530   SANPAOLO IMI US FINANCIAL COMPANY                         0.19      01/19/2010           23,528
          15,442   SCALDIS CAPITAL LIMITED++(p)                              0.24      01/06/2010           15,441
           2,941   SOCIETE GENERALE BANNON LLC                               0.18      01/11/2010            2,941
          19,118   SOCIETE GENERALE NORTH AMERICA                            0.21      02/01/2010           19,115
          22,059   STARBIRD FUNDING CORPORATION++(p)                         0.19      01/06/2010           22,059
          22,059   SUMITOMO TRUST & BANKING COMPANY                          0.22      01/05/2010           22,059
           5,809   TASMAN FUNDING INCORPORATED++(p)                          0.24      01/05/2010            5,809
          17,712   TULIP FUNDING CORPORATION++(p)                            0.19      01/07/2010           17,712
           4,853   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss         0.25      07/01/2032            4,853
          22,059   UNICREDITO ITALIANO (NEW YORK)                            0.25      01/04/2010           22,059
           2,206   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss         0.30      12/15/2040            2,206
         928,186   VFNC CORPORATION+/-++(i)(a)                               0.45      09/30/2010          473,375
          11,030   VICTORY RECEIVABLES CORPORATION++(p)                      0.19      01/11/2010           11,029
           9,559   VICTORY RECEIVABLES CORPORATION++(p)                      0.20      01/13/2010            9,558
          22,059   YORKTOWN CAPITAL LLC++(p)                                 0.19      02/03/2010           22,054
                                                                                                         1,336,432
                                                                                                    --------------
      TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,478,743)                                          1,539,389
                                                                                                    --------------

                 142 Wells Fargo Advantage Variable Trust Funds


                                     Portfolio of Investments--December 31, 2009

VT TOTAL RETURN BOND FUND

     SHARES        SECURITY NAME                                           YIELD    MATURITY DATE        VALUE
     ------        -------------                                         --------   -------------   --------------
SHORT-TERM INVESTMENTS: 2.59%
       2,468,391   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~+++           0.10%                  $    2,468,391
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,468,391)                                                           2,468,391
                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $101,075,154)*                                            108.42%                                103,146,669
OTHER ASSETS AND LIABILITIES, NET                                (8.42)                                 (8,012,267)
                                                                ------                              --------------
TOTAL NET ASSETS                                                100.00%                             $   95,134,402
                                                                ======                              ==============

                                                                         INTEREST
    PRINCIPAL                                                              RATE
    ---------                                                            --------
TBA SALE COMMITMENTS: (0.56%)
$       (500,000)  FNMA%%                                                    6.00      01/01/2040   $     (529,531)
                                                                                                    --------------
TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(530,234))                                           $     (529,531)
                                                                                                    --------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security (unaudited).

<<   All or a portion of this security is on loan.

ss These securities are subject to a demand feature which reduces the effective maturity.

%%   Securities issued on a when-issued (TBA) basis.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)  Rate shown is the 7-day annualized yield at period end.

~ The Fund invests cash balances that it retains for liquidity purposes in the Wells Fargo Advantage Money Market Trust. The Wells Fargo Advantage Money Market Trust does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,468,391.

* Cost for federal income tax purposes is $101,474,348 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                        $ 2,858,675
Gross unrealized depreciation                                         (1,186,354)
                                                                     -----------
Net unrealized appreciation                                          $ 1,672,321

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 144 Wells Fargo Advantage Variable Trust Funds


                         Statements of Assets and Liabilities--December 31, 2009

                                                                                                        VT C&B
                                                                                       VT Asset        Large Cap
                                                                                   Allocation Fund    Value Fund
                                                                                   ---------------   -----------
ASSETS
   Investments
      In unaffiliated securities, (including securities on loan) ...............    $109,848,541     $14,183,623
      Collateral received for securities loaned ................................       7,205,688          58,985
      In affiliated securities .................................................       3,052,621         494,726
                                                                                    ------------     -----------
   Total investments, at value (see cost below) ................................     120,106,850      14,737,334
                                                                                    ------------     -----------
   Cash ........................................................................          54,870          50,146
   Receivable for Fund shares issued ...........................................           9,676           1,013
   Receivable for investments sold .............................................          36,875               0
   Receivable for dividends and interest .......................................         612,307          33,385
   Receivable from investment advisor and affiliates ...........................               0               0
   Prepaid expenses and other assets ...........................................               0               0
   Unrealized appreciation of foreign currency contracts .......................               0               0
                                                                                    ------------     -----------
Total assets ...................................................................     120,820,578      14,821,878
                                                                                    ------------     -----------
LIABILITIES
   Payable for daily variation margin on futures contracts .....................         205,206               0
   Due to custodian for foreign currencies, at value ...........................               0               0
   Payable for Funds shares redeemed ...........................................          58,940           4,425
   Payable for investments purchased ...........................................          12,812               0
   Payable upon return of securities loaned ....................................       7,142,111          58,145
   Payable to investment advisor and affiliates ................................         100,160           4,297
   Accrued expenses and other liabilities ......................................          30,507          29,300
   Unrealized depreciation of foreign currency contracts .......................               0               0
                                                                                    ------------     -----------
Total liabilities ..............................................................       7,549,736          96,167
                                                                                    ------------     -----------
TOTAL NET ASSETS ...............................................................    $113,270,842     $14,725,711
                                                                                    ============     ===========
NET ASSETS CONSIST OF
   Paid-in capital .............................................................    $146,394,153     $20,748,545
   Undistributed/overdistributed net investment income (loss) ..................          91,346           9,051
   Accumulated net realized gain (loss) on investments .........................     (32,182,073)     (5,316,612)
   Net unrealized appreciation (depreciation) of investments ...................      (2,981,003)       (717,070)
   Net unrealized appreciation of collateral received for securities loaned ....         106,099           1,797
   Net unrealized depreciation of foreign currency contracts ...................               0               0
   Net unrealized appreciation of futures ......................................       1,842,320               0
                                                                                    ------------     -----------
TOTAL NET ASSETS ...............................................................    $113,270,842     $14,725,711
                                                                                    ============     ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..................................................................    $113,270,842     $14,725,711
   Shares outstanding ..........................................................      10,757,091       1,653,253
   Net asset value and offering price per shares ...............................    $      10.53     $      8.91
                                                                                    ------------     -----------
Investments at cost ............................................................    $122,981,754     $15,452,607
                                                                                    ------------     -----------
Securities on loan, at value ...................................................    $  7,048,504     $    57,725
                                                                                    ------------     -----------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 145


Statements of Assets and Liabilities--December 31, 2009

                                                  VT Large       VT Large       VT Money
VT Discovery    VT Equity    VT International      Company        Company        Market     VT Opportunity
    Fund       Income Fund      Core Fund         Core Fund    Growth Fund        Fund           Fund
------------   -----------   ----------------   ------------   ------------   -----------   --------------


$ 83,909,894   $53,947,620     $ 18,398,519     $ 10,489,229   $ 68,648,754   $42,700,621    $149,166,856
   3,451,671       239,561                0          160,253      1,458,318             0       8,436,242
   1,841,012       469,751          113,091           72,484        801,778             0       5,625,428
------------   -----------     ------------     ------------   ------------   -----------    ------------
  89,202,577    54,656,932       18,511,610       10,721,966     70,908,850    42,700,621     163,228,526
------------   -----------     ------------     ------------   ------------   -----------    ------------
           0        50,982           50,000           50,000        189,310     1,198,871          44,363
     472,835        25,735            8,237               98            188             0          46,585
           0             0          459,351                0              0             0          78,435
       8,645        57,808           27,501           11,490         30,272         5,397         105,103
           0             0            4,880              870              0        49,023               0
           0             0                0                0              0             0               0
           0             0           10,856                0              0             0               0
------------   -----------     ------------     ------------   ------------   -----------    ------------
  89,684,057    54,791,457       19,072,435       10,784,424     71,128,620    43,953,912     163,503,012
------------   -----------     ------------     ------------   ------------   -----------    ------------

           0             0                0                0              0             0               0
           0             0           41,795                0              0             0               0
      38,668        45,821            2,644            1,917         99,718             0         209,996
           0             0          400,337                0              0            37               0
   3,414,831       238,466                0          158,935      1,447,235             0       8,319,374
      73,617        42,157                0                0         39,967             0          53,129
      32,362        23,929           36,735           27,002         35,494        39,503         138,015
           0             0           16,233                0              0             0               0
------------   -----------     ------------     ------------   ------------   -----------    ------------
   3,559,478       350,373          497,744          187,854      1,622,414        39,540       8,720,514
------------   -----------     ------------     ------------   ------------   -----------    ------------
$ 86,124,579   $54,441,084     $ 18,574,691     $ 10,596,570   $ 69,506,206   $43,914,372    $154,782,498
============   ===========     ============     ============   ============   ===========    ============

$119,139,994   $59,751,775     $ 26,613,820     $ 27,400,748   $ 91,144,582   $43,913,100    $210,507,496
           0         5,009          120,016           81,904        317,088           (37)      1,094,975
 (48,480,471)   (4,057,671)     (10,603,092)     (15,563,428)   (30,835,749)        1,309     (86,219,314)
  15,386,267    (1,260,371)       2,449,324       (1,325,473)     8,856,582             0      29,149,398
      78,789         2,342                0            2,819         23,703             0         249,943
           0             0           (5,377)               0              0             0               0
           0             0                0                0              0             0               0
------------   -----------     ------------     ------------   ------------   -----------    ------------
$ 86,124,579   $54,441,084     $ 18,574,691     $ 10,596,570   $ 69,506,206   $43,914,372    $154,782,498
============   ===========     ============     ============   ============   ===========    ============

$ 86,124,579   $54,441,084     $ 18,574,691     $ 10,596,570   $ 69,506,206   $43,914,372    $154,782,498
   5,484,431     4,812,252        3,692,486          825,845      7,749,030    43,915,960      10,310,588
$      15.70   $     11.31     $       5.03     $      12.83   $       8.97   $      1.00    $      15.01
------------   -----------     ------------     ------------   ------------   -----------    ------------
$ 73,737,521   $55,914,961     $ 16,062,404     $ 12,044,620   $ 62,028,565   $42,700,621    $133,829,400
------------   -----------     ------------     ------------   ------------   -----------    ------------
$  3,401,507   $   235,397     $          0     $    161,250   $ 1,457,400$   $         0    $  8,165,781
------------   -----------     ------------     ------------   ------------   -----------    ------------

                 146 Wells Fargo Advantage Variable Trust Funds


                         Statements of Assets and Liabilities--December 31, 2009

                                                                                   VT Small Cap    VT Small/Mid    VT Total Return
                                                                                    Growth Fund   Cap Value Fund      Bond Fund
                                                                                   ------------   --------------   ---------------
ASSETS
   Investments
      In unaffiliated securities, (including securities on loan) ...............   $183,180,908    $11,445,926       $ 99,138,889
      Collateral received for securities loaned ................................      6,079,991              0          1,539,389
      In affiliated securities .................................................      2,528,987        249,019          2,468,391
                                                                                   ------------    -----------       ------------
   Total investments, at value (see cost below) ................................    191,789,886     11,694,945        103,146,669
                                                                                   ------------    -----------       ------------
   Cash ........................................................................         50,000         40,601             50,000
   Receivable for Fund shares issued ...........................................         49,308        328,345             37,168
   Receivable for investments sold .............................................        377,376         22,635         17,182,838
   Receivable for dividends and interest .......................................         16,556         49,347            911,080
   Receivable from investment advisor and affiliates ...........................              0         13,573                  0
                                                                                   ------------    -----------       ------------
Total assets ...................................................................    192,283,126     12,149,446        121,327,755
                                                                                   ------------    -----------       ------------
LIABILITIES
   TBA sale commitments, at value ..............................................              0              0            529,531
   Due to custodian for foreign currencies, at value ...........................              0             22                  0
   Payable to custodian for overdrafts .........................................              0              0          1,443,062
   Payable for Funds shares redeemed ...........................................        203,057         15,203             82,645
   Payable for investments purchased ...........................................        488,586         85,964         22,420,340
   Dividends payable ...........................................................              0              0             25,977
   Payable upon return of securities loaned ....................................      6,028,874              0          1,503,048
   Payable to investment advisor and affiliates ................................        169,808              0             74,169
   Accrued expenses and other liabilities ......................................         47,829         30,612            114,581
                                                                                   ------------    -----------       ------------
Total liabilities ..............................................................      6,938,154        131,801         26,193,353
                                                                                   ------------    -----------       ------------
TOTAL NET ASSETS ...............................................................   $185,344,972    $12,017,645       $ 95,134,402
                                                                                   ============    ===========       ============
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $211,628,707    $15,005,877       $ 92,568,147
   Undistributed net investment income (loss) ..................................              0        111,069             37,448
   Accumulated net realized gain (loss) on investments .........................    (35,404,613)    (3,043,559)           456,589
   Net unrealized appreciation (depreciation) of investments ...................      9,011,555        (55,742)         2,010,869
   Net unrealized appreciation of collateral received for securities loaned ....        109,323              0             60,646
   Net unrealized appreciation of TBA sale commitments .........................              0              0                703
                                                                                   ------------    -----------       ------------
TOTAL NET ASSETS ...............................................................   $185,344,972    $12,017,645       $ 95,134,402
                                                                                   ============    ===========       ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ..................................................................   $185,344,972    $12,017,645       $ 95,134,402
   Shares outstanding ..........................................................     29,199,651      1,534,198          9,197,313
   Net asset value and offering price per shares ...............................   $       6.35    $      7.83       $      10.34
                                                                                   ------------    -----------       ------------
Investments at cost ............................................................   $182,669,008    $11,750,665       $101,075,154
                                                                                   ------------    -----------       ------------
Securities on loan, at value ...................................................   $  5,962,666    $         0       $  1,424,345
                                                                                   ------------    -----------       ------------
Proceeds received from TBA sale commitments ....................................   $          0    $         0       $    530,234
                                                                                   ------------    -----------       ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 148 Wells Fargo Advantage Variable Trust Funds


                  Statements of Operations--For the Year Ended December 31, 2009

                                                                 VT Asset       VT C&B
                                                                Allocation    Large Cap
                                                                   Fund       Value Fund
                                                               -----------   -----------
INVESTMENT INCOME
   Dividends(1) ............................................   $ 1,512,307   $   393,470
   Interest ................................................     1,680,844             0
   Income from affiliated securities .......................        31,557         1,549
   Securities lending income ...............................       114,295         2,139
                                                               -----------   -----------
                                                                 3,339,003       397,158
                                                               -----------   -----------
EXPENSES
   Advisory fees ...........................................       613,267        85,621
   Administration fees .....................................       178,405        24,908
   Custody fees ............................................        22,768         3,094
   Accounting fees .........................................        23,648        18,985
   Distribution fees .......................................       278,758        38,919
   Professional fees .......................................        36,900        38,379
   Shareholder reports .....................................        12,267        29,792
   Trustees' fees ..........................................        10,578        10,578
   Government guarantee program ............................             0             0
   Other fees and expenses .................................        16,637         3,527
                                                               -----------   -----------
Total expenses .............................................     1,193,228       253,803
                                                               -----------   -----------
LESS
   Waived fees .............................................       (80,324)      (98,129)
   Net expenses ............................................     1,112,904       155,674
                                                               -----------   -----------
Net investment income (loss) ...............................     2,226,099       241,484
                                                               -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities .................................    (3,558,570)   (2,804,171)
   Collateral received for securities loaned ...............    (1,031,601)      (14,993)
   Futures transactions ....................................     5,857,291             0
   Affiliated securities ...................................      (105,776)            0
                                                               -----------   -----------
Net realized gain(loss) from investments ...................     1,161,344    (2,819,164)
                                                               -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities .................................     6,347,793     6,097,327
   Collateral received for securities loaned ...............     1,157,942        15,474
   Foreign currency contracts ..............................             0             0
   Futures transactions ....................................     4,403,130             0
   Affiliated securities ...................................      (530,566)            0
                                                               -----------   -----------
Net change in unrealized appreciation of investments .......    11,378,299     6,112,801
                                                               -----------   -----------
Net realized and unrealized gain on investments ............    12,539,643     3,293,637
                                                               -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $14,765,742   $ 3,535,121
                                                               -----------   -----------
(1.)  Net of foreign withholding taxes .....................   $       139   $     2,421

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 149


Statements of Operations--For the Year Ended December 31, 2009

                                                  VT Large      VT Large     VT Money
VT Discovery    VT Equity    VT International     Company       Company       Market    VT Opportunity
    Fund       Income Fund      Core Fund        Core Fund    Growth Fund      Fund          Fund
------------   -----------   ----------------   -----------   -----------   ---------   --------------


$    450,611   $1,308,773      $   457,952      $   178,159   $   865,037   $       0    $  4,187,423
           0            0                0                0             0     386,545               0
      14,736        3,083            1,830              402         2,605           0          83,432
      81,342       35,104              772            1,545        31,076           0          57,202
------------   ----------      -----------      -----------   -----------   ---------    ------------
     546,689    1,346,960          460,554          180,106       898,718     386,545       4,328,057
------------   ----------      -----------      -----------   -----------   ---------    ------------

     755,809      252,806          131,783           54,010       319,876     160,428       2,230,818
     161,239       73,544           28,114           15,712        93,055      85,561         475,908
      19,921        8,811           23,380            2,000        10,866      10,695          57,822
      19,695       20,274           17,733           18,642        20,842      21,787          25,726
     251,178      114,912           43,928           24,550       145,398     133,690         743,606
      42,309       39,356           40,936           43,139        43,572      37,767          55,364
      84,489       16,203           32,160           12,739        48,888     104,864         257,245
      10,578       10,578           10,578           10,578        10,578      10,578          10,578
           0            0                0                0             0      14,992               0
      16,768        4,403           28,975            4,376         4,605       4,481          68,567
------------   ----------      -----------      -----------   -----------   ---------    ------------
   1,361,986      540,887          357,587          185,746       697,680     584,843       3,925,634
------------   ----------      -----------      -----------   -----------   ---------    ------------

    (203,835)     (81,238)        (181,776)         (87,547)     (116,082)   (260,454)       (743,001)
   1,158,151      459,649          175,811           98,199       581,598     324,389       3,182,633
------------   ----------      -----------      -----------   -----------   ---------    ------------
    (611,462)     887,311          284,743           81,907       317,120      62,156       1,145,424
------------   ----------      -----------      -----------   -----------   ---------    ------------


 (15,274,204)    (257,365)      (7,224,401)      (2,336,339)   (1,905,521)      5,749     (34,009,381)
    (739,330)     (63,941)          (1,657)         (17,129)      (99,386)          0      (1,706,332)
           0            0                0                0             0           0               0
           0            0                0                0             0           0               0
------------   ----------      -----------      -----------   -----------   ---------    ------------
 (16,013,534)    (321,306)      (7,226,058)      (2,353,468)   (2,004,907)      5,749     (35,715,713)
------------   ----------      -----------      -----------   -----------   ---------    ------------

  50,150,763    7,544,178        8,968,168        5,371,069    23,127,247           0     156,964,130
     760,546       63,862            1,466           18,064       106,078           0       1,828,823
           0            0           (5,377)               0             0           0               0
           0            0                0                0             0           0               0
           0            0                0                0             0           0               0
------------   ----------      -----------      -----------   -----------   ---------    ------------
  50,911,309    7,608,040        8,964,257        5,389,133    23,233,325           0     158,792,953
------------   ----------      -----------      -----------   -----------   ---------    ------------
  34,897,775    7,286,734        1,738,199        3,035,665    21,228,418       5,749     123,077,240
------------   ----------      -----------      -----------   -----------   ---------    ------------
$ 34,286,313   $8,174,045      $ 2,022,942      $ 3,117,572   $21,545,538   $  67,905    $124,222,664
------------   ----------      -----------      -----------   -----------   ---------    ------------
$          0   $    1,959      $    57,509      $       144   $     6,288   $       0    $     11,062

                 150 Wells Fargo Advantage Variable Trust Funds


                  Statements of Operations--For the Year Ended December 31, 2009

                                                               VT Small Cap    VT Small/Mid    VT Total Return
                                                                Growth Fund   Cap Value Fund      Bond Fund
                                                               ------------   --------------   ---------------
INVESTMENT INCOME
   Dividends(1) ............................................   $   616,254     $   224,686       $    24,968
   Interest ................................................             0               0         4,437,403
   Income from affiliated securities .......................        14,847           1,415            11,529
   Securities lending income ...............................        76,287               0            30,156
                                                               -----------     -----------       -----------
                                                                   707,388         226,101         4,504,056
                                                               -----------     -----------       -----------
EXPENSES
   Advisory fees ...........................................     1,051,309          67,104           381,972
   Administration fees .....................................       224,279          14,315           146,923
   Custody fees ............................................        26,436           2,332            18,667
   Accounting fees .........................................        24,557          18,381            22,929
   Distribution fees .......................................       350,436          22,368           229,567
   Professional fees .......................................        37,122          48,210            42,389
   Shareholder reports .....................................        36,564          42,647           248,026
   Trustees' fees ..........................................        10,578          10,578            10,578
   Other fees and expenses .................................         4,443           3,268             5,112
                                                               -----------     -----------       -----------
Total expenses .............................................     1,765,724         229,203         1,106,163
                                                               -----------     -----------       -----------
LESS
   Waived fees .............................................       (93,930)       (127,205)         (323,604)
   Net expenses ............................................     1,671,794         101,998           782,559
                                                               -----------     -----------       -----------
Net investment income (loss) ...............................      (964,406)        124,103         3,721,497
                                                               -----------     -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities .................................    (8,530,863)     (2,340,447)        1,802,209
   Collateral received for securities loaned ...............    (1,228,137)              0          (426,574)
   TBA sale commitments ....................................             0               0            10,333
                                                               -----------     -----------       -----------
Net realized gain (loss) from investments ..................    (9,759,000)     (2,340,447)        1,385,968
                                                               -----------     -----------       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities .................................    68,147,041       6,490,502         4,593,131
   Collateral received for securities loaned ...............     1,273,080               0           503,544
   TBA sale commitments ....................................             0               0            41,358
                                                               -----------     -----------       -----------
Net change in unrealized appreciation of investments .......    69,420,121       6,490,502         5,138,033
                                                               -----------     -----------       -----------
Net realized and unrealized gain on investments ............    59,661,121       4,150,055         6,524,001
                                                               -----------     -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $58,696,715     $ 4,274,158       $10,245,498
                                                               -----------     -----------       -----------
(1.) Net of foreign withholding taxes ......................   $         0     $     2,651       $         0

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 152 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                               VT ASSET ALLOCATION FUND
                                             ----------------------------
                                                For the        For the
                                              Year Ended      Year Ended
                                             December 31,    December 31,
                                                 2009            2008
                                             ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................   $125,957,898   $ 254,054,290
OPERATIONS
   Net investment income (loss) ..........      2,226,099       4,533,471
   Net realized gain (loss) on
      investments ........................      1,161,344     (27,116,248)
   Net change in unrealized appreciation
      (depreciation) of investments ......     11,378,299     (40,822,214)
                                             ------------   -------------
Net increase (decrease) in net assets
   resulting from operations .............     14,765,742     (63,404,991)
                                             ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................     (2,236,644)     (4,529,434)
   Net realized gains ....................              0     (15,226,958)
                                             ------------   -------------
Total distributions to shareholders ......     (2,236,644)    (19,756,392)
                                             ------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............      3,121,375      10,395,528
   Reinvestment of distributions .........      2,236,644      19,756,396
   Cost of shares redeemed ...............    (30,574,173)    (75,086,933)
                                             ------------   -------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions - Total ..................    (25,216,154)    (44,935,009)
                                             ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ....    (12,687,056)   (128,096,392)
                                             ============   =============
ENDING NET ASSETS ........................   $113,270,842   $ 125,957,898
                                             ============   =============
ENDING BALANCE OF
   UNDISTRIBUTED/OVERDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ..............   $     91,346   $      96,630
                                             ============   =============
SHARES ISSUED AND REDEEMED
   Shares sold ...........................        337,588         795,214
   Shares issued in reinvestment of
      distributions ......................        241,911       1,689,360
   Shares redeemed .......................     (3,348,627)     (6,308,752)
                                             ------------   -------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................     (2,769,128)     (3,824,178)
                                             ============   =============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 153


Statements of Changes in Net Assets

VT C&B LARGE CAP VALUE FUND         VT DISCOVERY FUND           VT EQUITY INCOME FUND
---------------------------   ----------------------------   ---------------------------
   For the        For the        For the        For the        For the        For the
 Year Ended     Year Ended     Year Ended      Year Ended     Year Ended     Year Ended
December 31,   December 31,   December 31,    December 31,   December 31,   December 31,
    2009           2008           2009            2008           2009           2008
------------   ------------   ------------   -------------   ------------   ------------

 $18,017,234   $ 30,467,090   $113,148,724   $ 238,893,691   $ 43,451,643   $ 94,096,532

     241,484        380,120       (611,462)     (1,156,193)       887,311      1,335,216

  (2,819,164)    (2,377,842)   (16,013,534)    (32,098,515)      (321,306)    (3,670,427)

   6,112,801     (8,064,374)    50,911,309     (64,797,556)     7,608,040    (26,894,842)
 -----------   ------------   ------------   -------------   ------------   ------------

   3,535,121    (10,062,096)    34,286,313     (98,052,264)     8,174,045    (29,230,053)
 -----------   ------------   ------------   -------------   ------------   ------------

    (264,060)      (369,107)             0               0       (910,236)    (1,271,085)
           0              0              0               0              0    (10,495,427)
 -----------   ------------   ------------   -------------   ------------   ------------
    (264,060)      (369,107)             0               0       (910,236)   (11,766,512)
 -----------   ------------   ------------   -------------   ------------   ------------

   2,174,969      8,255,803     17,828,923      43,160,770     14,938,428      9,261,108
     264,060        369,107              0               0        910,236     11,766,512
  (9,001,613)   (10,643,563)   (79,139,381)    (70,853,473)   (12,123,032)   (30,675,944)
 -----------   ------------   ------------   -------------   ------------   ------------


  (6,562,584)    (2,018,653)   (61,310,458)    (27,692,703)     3,725,632     (9,648,324)
 -----------   ------------   ------------   -------------   ------------   ------------
  (3,291,523)   (12,449,856)   (27,024,145)   (125,744,967)    10,989,441    (50,644,889)
 ===========   ============   ============   =============   ============   ============
 $14,725,711   $ 18,017,234   $ 86,124,579   $ 113,148,724   $ 54,441,084   $ 43,451,643
 ===========   ============   ============   =============   ============   ============


 $     9,051   $     31,075   $          0   $           0   $      5,009   $     27,273
 ===========   ============   ============   =============   ============   ============

     301,860        873,828      1,433,818       2,510,179      1,577,619        681,676

      36,796         41,002              0               0         91,826        877,757
  (1,246,840)    (1,126,012)    (6,063,907)     (4,272,197)    (1,255,724)    (2,181,200)
 -----------   ------------   ------------   -------------   ------------   ------------


    (908,184)      (211,182)    (4,630,089)     (1,762,018)       413,721       (621,767)
 ===========   ============   ============   =============   ============   ============

                 154 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                                                                              VT INTERNATIONAL CORE FUND
                                                                                             ---------------------------
                                                                                                For the        For the
                                                                                              Year Ended     Year Ended
                                                                                             December 31,   December 31,
                                                                                                 2009           2008
                                                                                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................    $19,148,734   $ 44,470,148
OPERATIONS
   Net investment income .................................................................        284,743        686,457
   Net realized gain (loss) on investments ...............................................     (7,226,058)    (3,645,220)
   Net change in unrealized appreciation (depreciation) of investments ...................      8,964,257    (13,992,360)
                                                                                              -----------   ------------
Net increase (decrease) in net assets resulting from operations ..........................      2,022,942    (16,951,123)
                                                                                              -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................................................       (535,754)      (630,655)
   Net realized gains ....................................................................              0     (6,581,030)
                                                                                              -----------   ------------
Total distributions to shareholders ......................................................       (535,754)    (7,211,685)
                                                                                              -----------   ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................................................      2,211,270      7,147,838
   Reinvestment of distributions .........................................................        535,754      7,211,685
   Cost of shares redeemed ...............................................................     (4,808,255)   (15,518,129)
                                                                                              -----------   ------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..     (2,061,231)    (1,158,606)
                                                                                              -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (574,043)   (25,321,414)
                                                                                              ===========   ============
ENDING NET ASSETS ........................................................................    $18,574,691   $ 19,148,734
                                                                                              ===========   ============
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME ....................    $   120,016   $    535,743
                                                                                              ===========   ============
SHARES ISSUED AND REDEEMED
   Shares sold ...........................................................................        537,668        978,032
   Shares issued in reinvestment of distributions ........................................        126,060      1,028,771
   Shares redeemed .......................................................................     (1,124,205)    (2,146,466)
                                                                                              -----------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       (460,477)      (139,663)
                                                                                              ===========   ============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 155

Statements of Changes in Net Assets

                                           VT
 VT LARGE COMPANY CORE FUND    LARGE COMPANY GROWTH FUND        VT MONEY MARKET FUND
---------------------------   ---------------------------   ---------------------------
   For the       For the        For the        For the        For the        For the
 Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
    2009           2008           2009           2008           2009           2008
------------   ------------   ------------   ------------   ------------   ------------

$  9,752,360   $ 20,140,962   $ 49,016,708   $ 99,065,355   $ 60,767,572   $ 50,603,118

      81,907        193,000        317,120        239,609         62,156      1,225,560
  (2,353,468)      (188,284)    (2,004,907)    (5,374,701)         5,749         (3,369)
   5,389,133     (6,978,327)    23,233,325    (29,665,328)             0              0
------------   ------------   ------------   ------------   ------------   ------------
   3,117,572     (6,973,611)    21,545,538    (34,800,420)        67,905      1,222,191
------------   ------------   ------------   ------------   ------------   ------------

    (193,413)      (179,329)      (241,123)      (202,677)       (62,156)    (1,226,818)
           0              0              0              0              0              0
------------   ------------   ------------   ------------   ------------   ------------
    (193,413)      (179,329)      (241,123)      (202,677)       (62,156)    (1,226,818)
------------   ------------   ------------   ------------   ------------   ------------

     152,679      1,020,673     15,226,881      6,019,409     26,278,239     72,973,557
     193,413        179,329        241,123        202,677         62,156      1,231,310
  (2,426,041)    (4,435,664)   (16,282,921)   (21,267,636)   (43,199,344)   (64,035,786)
------------   ------------   ------------   ------------   ------------   ------------
  (2,079,949)    (3,235,662)      (814,917)   (15,045,550)   (16,858,949)    10,169,081
------------   ------------   ------------   ------------   ------------   ------------
     844,210    (10,388,602)    20,489,498    (50,048,647)   (16,853,200)    10,164,454
============   ============   ============   ============   ============   ============
$ 10,596,570   $  9,752,360   $ 69,506,206   $ 49,016,708   $ 43,914,372   $ 60,767,572
============   ============   ============   ============   ============   ============
$     81,904   $    192,996   $    317,088   $    239,595   $        (37)  $     (1,108)
============   ============   ============   ============   ============   ============

      14,538         72,442      2,148,977        718,483     26,276,656     72,973,557
      18,229         12,709         32,322         22,850         63,738      1,231,310
    (228,580)      (325,148)    (2,240,936)    (2,533,719)   (43,199,342)   (64,035,786)
------------   ------------   ------------   ------------   ------------   ------------
    (195,813)      (239,997)       (59,637)    (1,792,386)   (16,858,948)    10,169,081
============   ============   ============   ============   ============   ============

                 156 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                                                                                      VT OPPORTUNITY FUND
                                                                                             -------------------------------------
                                                                                                  For the             For the
                                                                                                 Year Ended          Year Ended
                                                                                             December 31, 2009   December 31, 2008
                                                                                             -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $ 378,197,489       $ 779,285,577
OPERATIONS
   Net investment income (loss) ..........................................................         1,145,424           2,870,318
   Net realized gain (loss) on investments ...............................................       (35,715,713)        (48,404,696)
   Net change in unrealized appreciation (depreciation) of investments ...................       158,792,953        (228,388,379)
                                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from operations ..........................       124,222,664        (273,922,757)
                                                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................................................                 0         (11,553,162)
   Net realized gains ....................................................................                 0        (136,366,472)
                                                                                               -------------       -------------
Total distributions to shareholders ......................................................                 0        (147,919,634)
                                                                                               -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................................................        55,033,529          63,008,780
   Reinvestment of distributions .........................................................                 0         147,919,633
   Cost of shares redeemed ...............................................................      (402,671,184)       (190,174,110)
                                                                                               -------------       -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..      (347,637,655)         20,754,303
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................      (223,414,991)       (401,088,088)
                                                                                               =============       =============
ENDING NET ASSETS ........................................................................     $ 154,782,498       $ 378,197,489
                                                                                               =============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................................     $   1,094,975       $           0
                                                                                               =============       =============
SHARES ISSUED AND REDEEMED
   Shares sold ...........................................................................         4,540,032           3,771,975
   Shares issued in reinvestment of distributions ........................................                 0           9,439,670
   Shares redeemed .......................................................................       (31,456,579)        (11,363,179)
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       (26,916,547)          1,848,466
                                                                                               =============       =============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 157


Statements of Changes in Net Assets

       VT SMALL CAP GROWTH FUND              VT SMALL/MID CAP VALUE FUND              VT TOTAL RETURN BOND FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended         Year Ended           Year Ended          Year Ended          Year Ended          Year Ended
December 31, 2009   December 31, 2008   December 31, 2009   December 31, 2008   December 31, 2009   December 31, 2008
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
  $109,996,118        $ 221,394,115        $ 7,928,361         $17,526,968        $ 93,610,164        $129,097,689
      (964,406)          (1,231,839)           124,103             157,701           3,721,497           5,178,969
    (9,759,000)         (24,647,292)        (2,340,447)           (483,182)          1,385,968           1,757,916
    69,420,121          (58,841,608)         6,490,502          (6,233,419)          5,138,033          (4,670,882)
  ------------        -------------        -----------         -----------        ------------        ------------
    58,696,715          (84,720,739)         4,274,158          (6,558,900)         10,245,498           2,266,003
  ------------        -------------        -----------         -----------        ------------        ------------
             0                    0           (108,823)                  0          (4,144,480)         (5,436,067)
             0          (46,824,280)                 0          (2,731,743)           (384,241)                  0
  ------------        -------------        -----------         -----------        ------------        ------------
             0          (46,824,280)          (108,823)         (2,731,743)         (4,528,721)         (5,436,067)
  ------------        -------------        -----------         -----------        ------------        ------------
    69,566,868           20,577,751          3,582,603           3,352,202          23,374,243          15,432,543
             0           46,824,656            108,823           2,731,744           4,514,417           5,439,219
   (52,914,729)         (47,255,385)        (3,767,477)         (6,391,910)        (32,081,199)        (53,189,223)
  ------------        -------------        -----------         -----------        ------------        ------------
    16,652,139           20,147,022            (76,051)           (307,964)         (4,192,539)        (32,317,461)
  ------------        -------------        -----------         -----------        ------------        ------------
    75,348,854         (111,397,997)         4,089,284          (9,598,607)          1,524,238         (35,487,525)
  ============        =============        ===========         ===========        ============        ============
  $185,344,972        $ 109,996,118        $12,017,645         $ 7,928,361        $ 95,134,402        $ 93,610,164
  ============        =============        ===========         ===========        ============        ============
  $          0        $           0        $   111,069         $   108,598        $     37,448        $     17,650
  ============        =============        ===========         ===========        ============        ============
    12,954,722            2,847,306            557,400             477,256           2,307,327           1,568,666
             0            7,856,486             18,570             327,940             447,370             557,253
   (10,173,454)          (7,135,470)          (642,164)           (787,217)         (3,203,494)         (5,467,273)
  ------------        -------------        -----------         -----------        ------------        ------------
     2,781,268            3,568,322            (66,194)             17,979            (448,797)         (3,341,354)
  ============        =============        ===========         ===========        ============        ============

                 158 Wells Fargo Advantage Variable Trust Funds


                                                            Financial Highlights

                                          Beginning                    Net Realized    Distributions
                                          Net Asset        Net        and Unrealized      from Net      Distributions
                                          Value Per    Investment      Gain (Loss)       Investment       from Net
                                            Share     Income (Loss)   on Investments       Income      Realized Gains
                                          ---------   -------------   --------------   -------------   --------------
VT ASSET ALLOCATION FUND
January 1, 2009 to December 31, 2009 ..     $ 9.31         0.19            1.22            (0.19)           0.00
January 1, 2008 to December 31, 2008 ..     $14.64         0.30           (4.32)           (0.30)          (1.01)
January 1, 2007 to December 31, 2007 ..     $14.13         0.34            0.73            (0.33)          (0.23)
January 1, 2006 to December 31, 2006 ..     $13.05         0.31            1.23            (0.31)          (0.15)
January 1, 2005 to December 31, 2005 ..     $12.97         0.27            0.37            (0.27)          (0.29)
VT C&B LARGE CAP VALUE FUND
January 1, 2009 to December 31, 2009 ..     $ 7.03         0.12            1.88            (0.12)           0.00
January 1, 2008 to December 31, 2008 ..     $10.99         0.14           (3.96)           (0.14)           0.00
January 1, 2007 to December 31, 2007 ..     $11.24         0.13           (0.26)           (0.12)           0.00
January 1, 2006 to December 31, 2006 ..     $ 9.34         0.15            1.90            (0.15)           0.00
January 1, 2005 to December 31, 2005 ..     $ 9.13         0.07            0.21            (0.07)           0.00
VT DISCOVERY FUND(SM)
January 1, 2009 to December 31, 2009 ..     $11.19        (0.11)           4.62             0.00            0.00
January 1, 2008 to December 31, 2008 ..     $20.11        (0.11)          (8.81)            0.00            0.00
January 1, 2007 to December 31, 2007 ..     $16.44        (0.15)           3.82             0.00            0.00
January 1, 2006 to December 31, 2006 ..     $14.34        (0.13)           2.23             0.00            0.00
January 1, 2005 to December 31, 2005 ..     $14.65        (0.09)           1.09             0.00           (1.31)
VT EQUITY INCOME FUND
January 1, 2009 to December 31, 2009 ..     $ 9.88         0.19            1.44            (0.20)           0.00
January 1, 2008 to December 31, 2008 ..     $18.74         0.30           (6.46)           (0.28)          (2.42)
January 1, 2007 to December 31, 2007 ..     $19.75         0.30            0.33            (0.30)          (1.34)
January 1, 2006 to December 31, 2006 ..     $16.96         0.28            2.83            (0.28)          (0.04)
January 1, 2005 to December 31, 2005        $16.33         0.24            0.63            (0.24)           0.00
VT INTERNATIONAL CORE FUND
January 1, 2009 to December 31, 2009 ..     $ 4.61         0.09            0.47            (0.14)           0.00
January 1, 2008 to December 31, 2008 ..     $10.36         0.19           (4.03)           (0.17)          (1.74)
January 1, 2007 to December 31, 2007 ..     $ 9.87         0.17            1.10             0.00           (0.78)
January 1, 2006 to December 31, 2006 ..     $ 8.66         0.18            1.56            (0.16)          (0.37)
January 1, 2005 to December 31, 2005 ..     $ 8.27         0.13            0.64            (0.16)          (0.22)
VT LARGE COMPANY CORE FUND
January 1, 2009 to December 31, 2009 ..     $ 9.55         0.12            3.37            (0.21)           0.00
January 1, 2008 to December 31, 2008 ..     $15.96         0.21           (6.46)           (0.16)           0.00
January 1, 2007 to December 31, 2007 ..     $15.59         0.14            0.23             0.00            0.00
January 1, 2006 to December 31, 2006 ..     $13.58         0.10            2.01            (0.10)           0.00
January 1, 2005 to December 31, 2005 ..     $13.97         0.08           (0.39)           (0.08)           0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated based upon average shares outstanding.

(3.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 159


Financial Highlights

                      Ratio to Average
  Ending          Net Assets (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------

  $10.53         2.01%         1.07%      1.00%      15.46%        43%         $113,271
  $ 9.31         2.37%         1.07%      1.00%     (29.11)%       21%         $125,958
  $14.64         2.26%         1.02%      1.00%       7.60%        25%         $254,054
  $14.13         2.27%         1.02%      1.00%      12.14%        12%         $288,387
  $13.05         2.06%         1.04%      1.00%       4.99%         2%         $309,673

  $ 8.91         1.56%         1.63%      1.00%      28.90%        15%         $ 14,726
  $ 7.03         1.55%         1.33%      1.00%     (35.01)%       26%         $ 18,017
  $10.99         1.11%         1.17%      1.00%      (1.17)%       35%         $ 30,467
  $11.24         1.44%         1.17%      1.00%      22.12%        30%         $ 32,169
  $ 9.34         0.76%         1.17%      1.00%       3.11%       106%         $ 28,664

  $15.70        (0.61)%        1.35%      1.15%      40.30%       208%         $ 86,125
  $11.19        (0.63)%        1.27%      1.15%     (44.36)%      166%         $113,149
  $20.11        (0.72)%        1.21%      1.15%      22.32%       135%         $238,894
  $16.44        (0.76)%        1.21%      1.15%      14.64%       114%         $233,947
  $14.34        (0.76)%        1.26%      1.18%       8.27%       144%         $250,275

  $11.31         1.94%         1.18%      1.00%      16.86%        16%         $ 54,441
  $ 9.88         1.95%         1.15%      1.00%     (36.47)%        9%         $ 43,452
  $18.74         1.49%         1.05%      1.00%       2.80%        20%         $ 94,097
  $19.75         1.53%         1.04%      1.00%      18.55%        14%         $116,232
  $16.96         1.43%         1.05%      1.00%       5.38%        23%         $114,375

  $ 5.03         1.63%         2.04%      1.00%      12.66%       230%         $ 18,575
  $ 4.61         2.15%         1.64%      1.00%     (43.41)%       49%         $ 19,149
  $10.36         1.57%         1.44%      1.00%      12.67%        65%         $ 44,470
  $ 9.87         1.85%         1.43%      1.00%      20.81%        43%         $ 44,317
  $ 8.66         1.61%         1.41%      1.00%       9.67%        53%         $ 39,602

  $12.83         0.84%         1.89%      1.00%      37.01%        18%         $ 10,597
  $ 9.55         1.25%         1.50%      1.00%     (39.48)%       31%         $  9,752
  $15.96         0.76%         1.22%      1.00%       2.37%        42%         $ 20,141
  $15.59         0.64%         1.19%      1.00%      15.57%        19%         $ 25,349
  $13.58         0.49%         1.13%      1.00%      (2.24)%      112%         $ 28,460

                 160 Wells Fargo Advantage Variable Trust Funds


                                                            Financial Highlights

                                          Beginning                    Net Realized    Distributions
                                          Net Asset        Net        and Unrealized      from Net      Distributions
                                          Value Per    Investment      Gain (Loss)       Investment       from Net
                                            Share     Income (Loss)   on Investments       Income      Realized Gains
                                          ---------   -------------   --------------   -------------   --------------
VT LARGE COMPANY GROWTH FUND
January 1, 2009 to December 31, 2009 ..     $ 6.28         0.04            2.68           (0.03)            0.00
January 1, 2008 to December 31, 2008 ..     $10.32         0.03           (4.05)          (0.02)            0.00
January 1, 2007 to December 31, 2007 ..     $ 9.59         0.02            0.71            0.00             0.00
January 1, 2006 to December 31, 2006 ..     $ 9.37        (0.02)           0.24            0.00             0.00
January 1, 2005 to December 31, 2005 ..     $ 8.88        (0.02)           0.53           (0.02)            0.00
VT MONEY MARKET FUND
January 1, 2009 to December 31, 2009 ..     $ 1.00         0.00            0.00            0.00(3)          0.00
January 1, 2008 to December 31, 2008 ..     $ 1.00         0.02            0.00           (0.02)            0.00
January 1, 2007 to December 31, 2007 ..     $ 1.00         0.05            0.00           (0.05)            0.00
January 1, 2006 to December 31, 2006 ..     $ 1.00         0.04            0.00           (0.04)            0.00
January 1, 2005 to December 31, 2005 ..     $ 1.00         0.03            0.00           (0.03)            0.00
VT OPPORTUNITY FUND
January 1, 2009 to December 31, 2009 ..     $10.16         0.11            4.74            0.00             0.00
January 1, 2008 to December 31, 2008 ..     $22.03         0.12           (7.30)          (0.37)           (4.32)
January 1, 2007 to December 31, 2007 ..     $24.02         0.21            1.60           (0.16)           (3.64)
January 1, 2006 to December 31, 2006 ..     $24.22         0.13            2.43            0.00            (2.76)
January 1, 2005 to December 31, 2005 ..     $22.45        (0.02)           1.79            0.00             0.00
VT SMALL CAP GROWTH FUND
January 1, 2009 to December 31, 2009 ..     $ 4.16        (0.03)           2.22            0.00             0.00
January 1, 2008 to December 31, 2008 ..     $ 9.69        (0.05)          (3.31)           0.00            (2.17)
January 1, 2007 to December 31, 2007 ..     $ 9.96        (0.07)           1.52            0.00            (1.72)
January 1, 2006 to December 31, 2006 ..     $ 8.34        (0.09)           1.94            0.00            (0.23)
January 1, 2005 to December 31, 2005 ..     $ 7.85        (0.08)           0.57            0.00             0.00
VT SMALL/MID CAP VALUE FUND
January 1, 2009 to December 31, 2009 ..     $ 4.95         0.08            2.87           (0.07)            0.00
January 1, 2008 to December 31, 2008 ..     $11.08         0.09(2)        (4.21)           0.00            (2.01)
January 1, 2007 to December 31, 2007 ..     $13.22        (0.04)           0.21            0.00            (2.31)
January 1, 2006 to December 31, 2006 ..     $13.66        (0.03)           1.84            0.00            (2.25)
January 1, 2005 to December 31, 2005 ..     $11.77        (0.06)           2.00           (0.05)            0.00
VT TOTAL RETURN BOND FUND
January 1, 2009 to December 31, 2009 ..     $ 9.70         0.42            0.72           (0.46)           (0.04)
January 1, 2008 to December 31, 2008 ..     $ 9.94         0.44           (0.21)          (0.47)            0.00
January 1, 2007 to December 31, 2007 ..     $ 9.81         0.45            0.13           (0.45)            0.00
January 1, 2006 to December 31, 2006 ..     $ 9.86         0.43           (0.05)          (0.43)            0.00
January 1, 2005 to December 31, 2005 ..     $10.08         0.36           (0.17)          (0.37)           (0.04)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 161


Financial Highlights

                 Ratio to Average Net Assets
  Ending                (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share      Income (Loss)   Expenses   Expenses   Return(1)      Rate     (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------

$ 8.97           0.55%         1.20%      1.00%      43.38%        27%       $   69,506
$ 6.28           0.32%         1.15%      1.00%     (38.99)%        7%       $   49,017
$10.32           0.19%         1.05%      1.00%       7.61%        10%       $   99,065
$ 9.59          (0.16)%        1.04%      1.00%       2.35%        12%       $  108,621
$ 9.37          (0.21)%        1.05%      1.00%       5.70%        11%       $  116,003

$ 1.00           0.12%         1.09%      0.61%       0.11%        NA        $   43,914
$ 1.00           2.24%         0.89%      0.75%       2.27%        NA        $   60,768
$ 1.00           4.56%         0.84%      0.75%       4.68%        NA        $   50,603
$ 1.00           4.33%         0.82%      0.75%       4.41%        NA        $   52,499
$ 1.00           2.53%         0.82%      0.75%       2.55%        NA        $   55,504

$15.01           0.39%         1.32%      1.07%      47.74%        50%       $  154,782
$10.16           0.47%         1.21%      1.07%     (40.10)%       70%       $  378,197
$22.03           0.74%         1.19%      1.07%       6.63%        64%       $  779,286
$24.02           0.48%         1.18%      1.07%      12.22%        41%       $  897,047
$24.22          (0.06)%        1.32%      1.11%       7.88%        41%       $1,004,763

$ 6.35          (0.69)%        1.26%      1.20%      52.64%        75%       $  185,345
$ 4.16          (0.73)%        1.26%      1.20%     (41.42)%       76%       $  109,996
$ 9.69          (0.73)%        1.22%      1.20%      13.81%       121%       $  221,394
$ 9.96          (0.98)%        1.23%      1.20%      22.75%       135%       $  190,516
$ 8.34          (0.99)%        1.24%      1.20%       6.24%       128%       $  167,033

$ 7.83           1.39%         2.56%      1.14%      60.18%        45%       $   12,018
$ 4.95           1.18%         1.69%      1.14%     (44.55)%       39%       $    7,928
$11.08          (0.31)%        1.51%      1.14%      (0.32)%       60%       $   17,527
$13.22          (0.23)%        1.46%      1.14%      15.29%        81%       $   23,462
$13.66          (0.49)%        1.48%      1.15%      16.50%       112%       $   23,889

$10.34           4.07%         1.20%      0.85%      11.99%       580%       $   95,134
$ 9.70           4.55%         1.19%      0.90%       2.39%       692%       $   93,610
$ 9.94           4.58%         0.94%      0.90%       6.08%       580%       $  129,098
$ 9.81           4.36%         0.95%      0.90%       3.92%       662%       $  116,449
$ 9.86           3.58%         0.96%      0.90%       1.90%       714%       $   85,445

                 162 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage VT Asset Allocation Fund ("VT Asset Allocation Fund"), Wells Fargo Advantage VT C&B Large Cap Value Fund ("VT C&B Large Cap Value Fund"), Wells Fargo Advantage VT Discovery Fund ("VT Discovery Fund"), Wells Fargo Advantage VT Equity Income Fund ("VT Equity Income Fund" ), Wells Fargo Advantage VT International Core Fund ("VT International Core Fund"), Wells Fargo Advantage VT Large Company Core Fund ("VT Large Company Core Fund"), Wells Fargo Advantage VT Large Company Growth Fund ("VT Large Company Growth Fund"), Wells Fargo Advantage VT Money Market Fund ("VT Money Market Fund" ), Wells Fargo Advantage VT Opportunity Fund ("VT Opportunity Fund"), Wells Fargo Advantage VT Small Cap Growth Fund ("VT Small Cap Growth Fund"), Wells Fargo Advantage VT Small/Mid Cap Value Fund ("VT Small/Mid Cap Value Fund" ), and Wells Fargo Advantage VT Total Return Bond Fund ("VT Total Return Bond Fund"), (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 25, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

                 Wells Fargo Advantage Variable Trust Funds 163


Notes to Financial Statements

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

As permitted under Rule 2a-7 of the 1940 Act, securities for VT Money Market Fund are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services

                 164 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended December 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at December 31, 2009, are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through

                 Wells Fargo Advantage Variable Trust Funds 165


Notes to Financial Statements

the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of December 31, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities

                 166 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                               Defaulted/Impaired/Restructured      % of
                                        SIVs ($Value)            Net Assets
                               -------------------------------   ----------
VT ASSET ALLOCATION FUND                  $1,032,690                0.91%
VT C&B LARGE CAP VALUE FUND                   19,216                0.13%
VT DISCOVERY FUND                            842,417                0.98%
VT EQUITY INCOME FUND                         25,045                0.05%
VT INTERNATIONAL CORE FUND                     3,453                0.02%
VT LARGE COMPANY CORE FUND                    30,142                0.28%
VT LARGE COMPANY GROWTH FUND                 253,432                0.36%
VT OPPORTUNITY FUND                        2,672,417                1.73%
VT SMALL CAP GROWTH FUND                   1,168,890                0.63%
VT TOTAL RETURN BOND FUND                    590,286                0.62%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds'lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the VT Discovery Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Opportunity Fund, VT Small Cap Growth Fund and VT Small/Mid Cap Value Fund is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation Fund, VT C&B Large Value Fund and VT Equity Income Fund is declared and distributed quarterly. Net investment income,

                 Wells Fargo Advantage Variable Trust Funds 167


Notes to Financial Statements

if any, for the VT Money Market Fund and VT Total Return Bond Fund is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At December 31, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                                     Accumulated Net
                                  Undistributed/      Realized Gain
                               Overdistributed Net        (Loss)          Paid-in
                                Investment Income     on Investments      Capital
                               -------------------   ---------------   ------------
VT ASSET ALLOCATION FUND            $   5,261          $    (5,261)    $          0
VT C&B LARGE CAP VALUE FUND               552                 (552)               0
VT DISCOVERY FUND                     611,462           94,501,647      (95,113,109)
VT EQUITY INCOME FUND                     661                 (661)               0
VT INTERNATIONAL CORE FUND           (164,716)             164,716                0
VT LARGE COMPANY CORE FUND                414                 (414)               0
VT LARGE COMPANY GROWTH FUND            1,496            4,032,758       (4,034,254)
VT MONEY MARKET FUND                    1,071               (1,071)               0
VT OPPORTUNITY FUND                   (50,449)              (5,161)          55,610
VT SMALL CAP GROWTH FUND              964,406              (43,356)        (921,050)
VT SMALL/MID CAP VALUE FUND           (12,809)              12,787               22
VT TOTAL RETURN BOND FUND             442,781             (442,781)               0

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At December 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                                       Expiration
                                   2010         2011         2012         2013         2014          2016          2017
                               -----------   ----------   ----------   ----------   ----------   -----------   -----------
VT ASSET ALLOCATION FUND       $         0   $        0   $        0   $        0   $        0   $24,320,298   $ 3,723,849
VT C&B LARGE CAP VALUE FUND              0            0       78,234            0            0     1,139,689     3,794,097
VT DISCOVERY FUND                        0            0            0            0            0     2,690,760    44,000,050
VT EQUITY INCOME FUND                    0            0            0            0            0     3,566,431       279,199
VT INTERNATIONAL CORE FUND               0            0            0            0            0       981,156     9,259,513
VT LARGE COMPANY CORE FUND      11,186,858    1,781,980            0            0            0        79,792     2,446,337
VT LARGE COMPANY GROWTH FUND    14,881,364    2,858,910    1,003,450    2,022,267    1,615,063     4,132,177     2,303,740
VT OPPORTUNITY FUND                      0            0            0            0            0    20,712,708    56,935,960
VT SMALL CAP GROWTH FUND                 0            0            0            0            0    16,036,825    13,346,129
VT SMALL/MID CAP VALUE FUND              0            0            0            0            0       114,452     2,367,194

                 168 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

At December 31, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                   Deferred
                                 Post-October
                                 Capital Loss
                                 ------------
VT C&B LARGE CAP VALUE FUND        $ 34,263
VT DISCOVERY FUND                   649,400
VT INTERNATIONAL CORE FUND           46,537
VT LARGE COMPANY CORE FUND           20,526
VT LARGE COMPANY GROWTH FUND        583,064
VT SMALL CAP GROWTH FUND             19,947
VT SMALL/MID CAP VALUE FUND          67,309
VT TOTAL RETURN BOND FUND           748,606

3. FAIR VALUATION MEASUREMENTS

Fair value measurements on investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Funds' investments in securities:

                                                             Significant Other    Significant
                                                                 Observable      Unobservable
                                             Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES                      (Level 1)         (Level 2)         (Level 3)        Total
-------------------------                    -------------   -----------------   ------------   ------------
VT ASSET ALLOCATION FUND
   Equity securities
      COMMON STOCKS                           $ 66,090,148       $        0       $        0    $ 66,090,148
   Corporate debt securities                             0        3,295,364        1,032,690       4,328,054
   Debt securities issued by states in the
      U.S. and its political subdivisions                0        1,007,615                0       1,007,615
   Debt securities issued by U.S. Treasury
      and government agencies                   40,943,128        3,733,600                0      44,676,728
   Short-term investments                        3,454,316          549,989                0       4,004,305
                                              $110,487,592       $8,586,568       $1,032,690    $120,106,850
VT C&B LARGE CAP VALUE FUND
   Equity securities
      COMMON STOCKS                           $ 13,889,399       $        0       $        0    $ 13,889,399
      PREFERRED STOCKS                             294,224                0                0         294,224
   Corporate debt securities                             0           24,496           19,216          43,712

                 Wells Fargo Advantage Variable Trust Funds 169


Notes to Financial Statements

                                                             Significant Other    Significant
                                                                Observable       Unobservable
                                             Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES                      (Level 1)         (Level 2)         (Level 3)       Total
-------------------------                    -------------   -----------------   ------------   -----------
   Debt securities issued by states in the
      U.S. and its political subdivisions     $         0       $     5,629         $      0    $     5,629
   Short-term investments                         503,386               984                0        504,370
                                              $14,687,009       $    31,109         $ 19,216    $14,737,334
VT DISCOVERY FUND
   Equity securities
      COMMON STOCKS                           $83,909,894       $         0         $      0    $83,909,894
   Corporate debt securities                            0         1,607,019          842,417      2,449,436
   Debt securities issued by states in the
      U.S. and its political subdivisions               0           369,492                0        369,492
   Short-term investments                       2,409,191            64,564                0      2,473,755
                                              $86,319,085       $ 2,041,075         $842,417    $89,202,577
VT EQUITY INCOME FUND
   Equity securities
      COMMON STOCKS                           $53,947,620       $         0         $      0    $53,947,620
   Corporate debt securities                            0           132,119           25,045        157,164
   Debt securities issued by states in the
      U.S. and its political subdivisions               0            30,377                0         30,377
   Short-term investments                         516,464             5,307                0        521,771
                                              $54,464,084       $   167,803         $ 25,045    $54,656,932
VT INTERNATIONAL CORE FUND
   Equity securities
      COMMON STOCKS                           $ 2,434,478       $15,657,579         $      0    $18,092,057
      PREFERRED STOCKS                                  0           303,009                0        303,009
   Corporate debt securities                            0                 0            3,453          3,453
   Short-term investments                         113,091                 0                0        113,091
                                              $ 2,547,569       $15,960,588         $  3,453    $18,511,610
VT LARGE COMPANY CORE FUND
   Equity securities
      COMMON STOCKS                           $10,489,229       $         0         $      0    $10,489,229
   Corporate debt securities                            0            80,131           30,142        110,273
   Debt securities issued by states in the
      U.S. and its political subdivisions               0            18,427                0         18,427
   Short-term investments                         100,817             3,220                0        104,037
                                              $10,590,046       $   101,778         $ 30,142    $10,721,966
VT LARGE COMPANY GROWTH FUND
   Equity securities
      COMMON STOCKS                           $68,648,754       $         0         $      0    $68,648,754
   Corporate debt securities                            0           742,080          253,432        995,512

                 170 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                                             Significant Other    Significant
                                                                 Observable      Unobservable
                                             Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES                      (Level 1)         (Level 2)         (Level 3)        Total
-------------------------                    -------------   -----------------   ------------   ------------
   Debt securities issued by states in the
      U.S. and its political subdivisions     $          0      $   170,623       $        0    $    170,623
   Short-term investments                        1,064,147           29,814                0       1,093,961
                                              $ 69,712,901      $   942,517       $  253,432    $ 70,908,850
VT MONEY MARKET FUND
   Commercial paper                           $          0      $29,674,632       $        0    $ 29,674,632
   Corporate debt securities                             0        1,601,000                0       1,601,000
   Debt securities issued by states in the
      U.S. and its political subdivisions                0        4,324,981                0       4,324,981
   Repurchase agreements                                 0        3,000,000                0       3,000,000
   Other                                                 0        4,100,008                0       4,100,008
                                              $          0      $42,700,621       $        0    $ 42,700,621
VT OPPORTUNITY FUND
   Equity securities
      COMMON STOCKS                           $143,690,816      $         0       $        0    $143,690,816
      INVESTMENT COMPANIES                       5,476,040                0                0       5,476,040
   Corporate debt securities                             0        3,549,888        2,672,417       6,222,305
   Debt securities issued by states in the
      U.S. and its political subdivisions                0          816,210                0         816,210
   Short-term investments                        6,880,533          142,622                0       7,023,155
                                              $156,047,389      $ 4,508,720       $2,672,417    $163,228,526
VT SMALL CAP GROWTH FUND
   Equity securities
      COMMON STOCKS                           $183,180,908      $         0       $        0    $183,180,908
   Corporate debt securities                             0        3,024,709        1,168,890       4,193,599
   Debt securities issued by states in the
      U.S. and its political subdivisions                0          695,452                0         695,452
   Short-term investments                        3,598,406          121,521                0       3,719,927
                                              $186,779,314      $ 3,841,682       $1,168,890    $191,789,886
VT SMALL/MID CAP VALUE FUND
   Equity securities
      COMMON STOCKS                           $ 11,278,448      $         0       $        0    $ 11,278,448
      INVESTMENT COMPANIES                          69,798                0                0          69,798
      PREFERRED STOCKS                              20,000                0                0          20,000
      WARRANTS                                      77,680                0                0          77,680
   Short-term investments                          249,019                0                0         249,019
                                              $ 11,694,945      $         0       $        0    $ 11,694,945

                 Wells Fargo Advantage Variable Trust Funds 171


Notes to Financial Statements

                                                             Significant Other    Significant
                                                                 Observable      Unobservable
                                             Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES                      (Level 1)         (Level 2)         (Level 3)        Total
-------------------------                    -------------   -----------------   ------------   ------------
VT TOTAL RETURN BOND FUND
   Asset-backed securities                    $         0       $ 6,443,384        $      0     $  6,443,384
   Collateralized mortgage obligations                  0        22,397,840               0       22,397,840
   Corporate debt securities                            0        24,081,046         590,286       24,671,332
   Debt securities issued by foreign
      governments                                       0         1,201,545               0        1,201,545
   Debt securities issued by states in the
      U.S. and its political subdivisions               0           997,460               0          997,460
   Debt securities issued by U.S. Treasury
      and government agencies                  10,280,589        34,398,610               0       44,679,199
   Short-term investments                       2,671,348            84,561               0        2,755,909
                                              $12,951,937       $89,604,446        $590,286     $103,146,669

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments.

As of December 31, 2009, the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                             Significant Other    Significant
                                                                 Observable      Unobservable
                                             Quoted Prices         Inputs           Inputs
OTHER FINANCIAL INSTRUMENTS*                   (Level 1)         (Level 2)         (Level 3)        Total
----------------------------                 -------------   -----------------   ------------   ------------
VT ASSET ALLOCATION FUND                      $1,842,320         $      0             $0         $1,842,320
VT INTERNATIONAL CORE FUND                             0           (5,377)             0             (5,377)
VT TOTAL RETURN BOND FUND                              0          529,531              0            529,531

* Other financial instruments include TBA sale commitments, futures and forward transactions.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                           VT Asset    VT C&B Large       VT       VT Equity   VT International     VT Large
                                         Allocation      Cap Value     Discovery     Income          Core         Company Core
                                             Fund          Fund          Fund         Fund           Fund             Fund
                                         -----------   ------------   ----------   ---------   ----------------   ------------
COMMON STOCK
   BALANCE AS OF 12/31/2008              $         0     $      0     $        0   $       0      $ 403,094         $      0
      Realized gain (loss)                         0            0              0           0              0                0
      Change in unrealized
         appreciation (depreciation)               0            0              0           0              0                0
      Net purchases (sales)                        0            0              0           0              0                0
      Net transfer in (out) of Level 3             0            0              0           0       (403,094)               0
   BALANCE AS OF 12/31/2009                        0            0              0           0              0                0
CORPORATE DEBT SECURITIES
   BALANCE AS OF 12/31/2008                1,518,249       25,616      1,689,971     171,469          5,572           24,258
      Realized gain (loss)                (1,031,601)     (14,993)      (739,330)    (63,941)        (1,657)         (17,129)
      Change in unrealized
         appreciation (depreciation)       1,157,942       15,474        760,576      63,862          1,466           18,064
      Net purchases (sales)                 (611,900)      (6,881)      (868,800)   (146,345)        (1,928)           4,949
      Net transfer in (out) of Level 3             0            0              0           0              0                0
   BALANCE AS OF 12/31/2009                1,032,690       19,216        842,417      25,045          3,453           30,142
TOTAL                                    $ 1,032,690     $ 19,216     $  842,417   $  25,045      $   3,453         $ 30,142

                 172 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                                            VT Large           VT         VT Small    VT Small/Mid     VT Total
                                                         Company Growth   Opportunity    Cap Growth     Cap Value       Return
                                                              Fund            Fund          Fund          Fund           Fund
                                                         --------------   -----------   -----------   ------------   -----------
COMMON STOCK
   BALANCE AS OF 12/31/2008                                $       0      $         0   $         0     $ 39,282     $         0
      Realized gain (loss)                                         0                0             0            0               0
      Change in unrealized appreciation (depreciation)             0                0             0            0               0
      Net purchases (sales)                                        0                0             0            0               0
      Net transfer in (out) of Level 3                             0                0             0      (39,282)              0
   BALANCE AS OF 12/31/2009                                        0                0             0            0               0
ASSET-BACKED SECURITIES
   BALANCE AS OF 12/31/2008                                        0                0             0            0          86,630
      Accrued discounts (premiums)                                 0                0             0            0              (3)
      Realized gain (loss)                                         0                0             0            0          (2,175)
      Change in unrealized appreciation (depreciation)             0                0             0            0          13,673
      Net purchases (sales)                                        0                0             0            0         (98,125)
      Net transfer in (out) of Level 3                             0                0             0            0               0
   BALANCE AS OF 12/31/2009                                        0                0             0            0               0
MORTGAGE-BACKED SECURITIES
   BALANCE AS OF 12/31/2008                                        0                0             0            0       3,692,991
      Accrued discounts (premiums)                                 0                0             0            0              68
      Realized gain (loss)                                         0                0             0            0          67,588
      Change in unrealized appreciation (depreciation)             0                0             0            0         (16,903)
      Net purchases (sales)                                        0                0             0            0      (1,326,251)
      Net transfer in (out) of Level 3                             0                0             0            0      (2,417,493)
   BALANCE AS OF 12/31/2009                                        0                0             0            0               0
CORPORATE DEBT SECURITIES
   BALANCE AS OF 12/31/2008                                  464,889        1,568,835     1,976,991            0         210,356
      Realized gain (loss)                                   (99,386)      (1,706,332)   (1,228,137)           0        (426,574)
      Change in unrealized appreciation (depreciation)       106,078        1,828,823     1,273,080            0         503,544
      Net purchases (sales)                                 (218,149)         981,091      (853,044)           0         302,960
      Net transfer in (out) of Level 3                             0                0             0            0               0
   BALANCE AS OF 12/31/2009                                  253,432        2,672,417     1,168,890            0         590,286
DEBT SECURITIES ISSUED BY THE US TREASURY
   AND US GOVERNMENT AGENCIES
   BALANCE AS OF 12/31/2008                                        0                0             0            0         493,317
      Accrued discounts (premiums)                                 0                0             0            0             (21)
      Realized gain (loss)                                         0                0             0            0          21,519
      Change in unrealized appreciation (depreciation)             0                0             0            0         (26,851)
      Net purchases (sales)                                        0                0             0            0        (487,964)
      Net transfer in (out) of Level 3                             0                0             0            0               0
   BALANCE AS OF 12/31/2009                                        0                0             0            0               0
TOTAL                                                      $ 253,432      $ 2,672,417   $ 1,168,890     $      0     $   590,286

                                                 VT Asset    VT C&B Large       VT      VT Equity   VT International     VT Large
                                                Allocation    Cap Value     Discovery     Income          Core         Company Core
                                                   Fund          Fund          Fund        Fund           Fund             Fund
                                                ----------   ------------   ---------   ---------   ----------------   ------------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period
Corporate debt securities                        $106,099       $1,797       $78,789      $2,342          $280            $2,819

                 Wells Fargo Advantage Variable Trust Funds 173


Notes to Financial Statements

                                                   VT Large           VT        VT Small    VT Small/Mid   VT Total
                                                Company Growth   Opportunity   Cap Growth     Cap Value     Return
                                                     Fund            Fund         Fund          Fund         Fund
                                                --------------   -----------   ----------   ------------   --------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period
Corporate debt securities                           $23,703        $249,943     $109,323         $0        $60,646

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                       Advisory
                                                      Fees (% of
                                  Average Daily     Average Daily
                                   Net Assets        Net Assets)
                               ------------------   -------------
VT ASSET ALLOCATION FUND       First $500 million       0.550
VT C&B LARGE CAP VALUE FUND     Next $500 million       0.500
VT EQUITY INCOME FUND             Next $2 billion       0.450
VT LARGE COMPANY CORE FUND        Next $2 billion       0.425
VT LARGE COMPANY GROWTH FUND      Over $5 billion       0.400
VT DISCOVERY FUND              First $500 million       0.750
VT INTERNATIONAL CORE FUND      Next $500 million       0.700
VT OPPORTUNITY FUND               Next $2 billion       0.650
VT SMALL CAP GROWTH FUND          Next $2 billion       0.625
VT SMALL/MID CAP VALUE FUND       Over $5 billion       0.600
VT MONEY MARKET FUND           First $500 million       0.300
                                Next $500 million       0.300
                                  Next $2 billion       0.275
                                  Next $2 billion       0.275
                                  Over $5 billion       0.250
VT TOTAL RETURN BOND FUND(1)
                               First $500 million       0.400
                                Next $500 million       0.375
                                  Next $2 billion       0.350
                                  Next $2 billion       0.325
                                  Over $5 billion       0.300

(1.) Prior to May 1, 2009, the following advisory fee schedule was charged to the Fund as a percentage of the Fund's daily net assets: 0.45% for the first $500 million; 0.40% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

                 174 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to VT Asset Allocation Fund, VT Discovery Fund, VT Equity Income Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund and VT Total Return Bond Fund.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to VT Large Company Growth Fund.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to VT International Core Fund. Prior to February 11, 2009, New Star Institutional Managers Limited was the investment sub-adviser to VT International Core Fund.

Cooke & Bieler is the sub-adviser to VT C&B Large Cap Value Fund.

Matrix Asset Advisors Incorporated is the sub-adviser to VT Large Company Core Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                           Administation Fees
                             (% of Average
Average Daily Net Assets    Daily Net Assets)
------------------------   ------------------
First $5 billion                  0.16
Next $5 billion                   0.15
Over $10 billion                  0.14

Funds Management has contractually waived advisory and administration fees during the year ended December 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to December 6, 2009, Wells Fargo Bank, N.A. was responsible for providing custody services to each Fund (except VT Money Market Fund) and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund, except VT International Core Fund which incurred a fee at an annual rate of 0.10% of its average daily net assets. Wells Fargo Bank, N.A. provided custody services to VT Money Market Fund until January 10, 2010, and received a fee at an annual rate of 0.02% of the average daily net assets of VT Money Market Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to these dates, respectively, and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of up to 0.25% of the average daily net assets.

                 Wells Fargo Advantage Variable Trust Funds 175


Notes to Financial Statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended December 31, 2009, were as follows:

                               Purchases at Cost   Sales Proceeds
                               -----------------   --------------
VT ASSET ALLOCATION FUND          $ 44,817,985      $ 55,436,192
VT C&B LARGE CAP VALUE FUND          2,214,227         8,501,970
VT DISCOVERY FUND                  209,272,660       271,574,090
VT EQUITY INCOME FUND               11,187,552         7,077,113
VT INTERNATIONAL CORE FUND          39,289,412        41,347,586
VT LARGE COMPANY CORE FUND           1,696,091         3,735,289
VT LARGE COMPANY GROWTH FUND        15,484,921        16,127,872
VT OPPORTUNITY FUND                136,765,543       459,516,361
VT SMALL CAP GROWTH FUND           114,528,893       102,318,445
VT SMALL/MID CAP VALUE FUND          3,886,079         4,228,490
VT TOTAL RETURN BOND FUND          566,443,767       569,699,213

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2009, VT Asset Allocation Fund entered into futures contracts for the purpose of adjusting exposure to various asset classes.

At December 31, 2009, VT Asset Allocation Fund had long futures contracts outstanding as follows:

                                                                         Initial       Value at     Net Unrealized
                           Expiration                                    Contract    December 31,    Appreciation/
                              Date      Contracts         Type            Amount         2009       (Depreciation)
                           ----------   ---------   ----------------   -----------   ------------   --------------
VT ASSET ALLOCATION FUND   March 2010   112 Long    S&P 500 Index      $30,556,250    $31,099,600      $543,350
                           March 2010    13 Long    30 Year
                                                    US Treasury Bond     1,537,781      1,499,875       (37,906)

At December 31, 2009, VT Asset Allocation Fund had short futures contracts outstanding as follows:

                                                                          Initial       Value at     Net Unrealized
                           Expiration                                    Contract     December 31,    Appreciation/
                              Date      Contracts         Type            Amount          2009       (Depreciation)
                           ----------   ---------   ----------------   ------------   ------------   --------------
VT ASSET ALLOCATION FUND   March 2010   242 Short   30 Year
                                                    US Treasury Bond   $(29,257,626)  $(27,920,750)    $1,336,876

VT Asset Allocation Fund had an average contract amount of $58,455,110 in futures contracts during the year ended December 31, 2009.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2009 was as follows for the VT Asset Allocation Fund:


                                         Asset Derivatives                        Liability Derivatives
Derivatives not accounted    ----------------------------------------   ----------------------------------------
for as hedging instruments      Balance Sheet Location     Fair value      Balance Sheet Location     Fair value
--------------------------   ---------------------------   ----------   ---------------------------   ----------
Equity contracts             Net Assets - Net unrealized
                             appreciation of futures       $  543,350
Interest rate contracts      Net Assets - Net unrealized                Net Assets - Net unrealized
                             appreciation of futures        1,336,876   depreciation of futures         $37,906

                 176 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009 was as follows for the VT Asset Allocation Fund:

                                  Amount of        Change in Unrealized
                               Realized Gain or     Gains or Losses on
Derivatives not accounted    Loss on Derivatives       Derivatives
for as hedging instruments         Futures               Futures
--------------------------   -------------------   --------------------
Equity contracts                 $6,260,951             $   93,171
Interest rate contracts            (403,660)             4,309,959
                                 $5,857,291             $4,403,130

During the year ended December 31, 2009, VT International Core Fund entered into forward foreign currency exchange contracts for speculative purposes.

At December 31, 2009, VT International Core Fund had forward currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                  Net Unrealized
                                         U.S. Value at                             Appreciation/
Exchange Date   Contracts to Receive   December 31, 2009   In Exchange for U.S.   (Depreciation)
-------------   --------------------   -----------------   --------------------   --------------
01/29/2010         41,888,000 JPY          $449,812              $461,678           $(11,866)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                  Net Unrealized
                                         U.S. Value at                             Appreciation/
Exchange Date   Contracts to Deliver   December 31, 2009   In Exchange for U.S.   (Depreciation)
-------------   --------------------   -----------------   --------------------   --------------
01/29/2010         83,776,000 JPY          $899,624               $910,480           $10,856
03/23/2010            417,000 CHF          $403,311               $398,944           $(4,367)

VT International Core Fund had average contract amounts of $324,346 and $1,033,203 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended December 31, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended December 31, 2009, there were no borrowings by any of the Funds under the agreement.

8. TEMPORARY GUARANTEE PROGRAM FOR VT MONEY MARKET FUND

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Variable Trust unanimously approved the participation of VT Money Market Fund in the Extended Program.

Consistent with the Fund's participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of the VT Money Market Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or

                 Wells Fargo Advantage Variable Trust Funds 177


Notes to Financial Statements

held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by the Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of the Fund as a whole, notwithstanding that the Extended Program applied to only shareholders of record as of September 19, 2008, as described above. Participation on the Extended Program expired on September 18, 2009.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008, were as follows:

                                                               Long-Term
                                   Ordinary Income           Capital Gain
                               ------------------------   ------------------
                                   2009         2008      2009       2008
                               ----------   -----------   ----   -----------
VT ASSET ALLOCATION FUND       $2,236,644   $10,853,378    $0    $ 8,903,014
VT C&B LARGE CAP VALUE FUND       264,060       369,107     0              0
VT DISCOVERY FUND                       0             0     0              0
VT EQUITY INCOME FUND             910,236     1,307,943     0     10,458,569
VT INTERNATIONAL CORE FUND        535,754     2,056,712     0      5,154,973
VT LARGE COMPANY CORE FUND        193,413       179,329     0              0
VT LARGE COMPANY GROWTH FUND      241,123       202,677     0              0
VT MONEY MARKET FUND               62,156     1,226,818     0              0
VT OPPORTUNITY FUND                     0    51,681,923     0     96,237,711
VT SMALL CAP GROWTH FUND                0    27,294,979     0     19,529,301
VT SMALL/MID CAP VALUE FUND       108,823       384,739     0      2,347,004
VT TOTAL RETURN BOND FUND       4,528,721     5,436,067     0              0

As of December 31, 2009, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                               Undistributed     Unrealized
                                  Ordinary      Appreciation    Capital Loss
                                  Income       (Depreciation)   Carryforward*
                               -------------   --------------   -------------
VT ASSET ALLOCATION FUND          $ 82,922      $(5,162,086)    $(28,044,147)
VT C&B LARGE CAP VALUE FUND          9,050         (985,601)      (5,046,283)
VT DISCOVERY FUND                        0       14,324,795      (47,340,210)
VT EQUITY INCOME FUND                5,009       (1,470,070)      (3,845,630)
VT INTERNATIONAL CORE FUND         113,901        2,134,176      (10,287,206)
VT LARGE COMPANY CORE FUND          81,906       (1,370,591)     (15,515,493)
VT LARGE COMPANY GROWTH FUND       317,088        7,444,571      (29,400,035)
VT MONEY MARKET FUND                 1,272                0                0
VT OPPORTUNITY FUND              1,094,977       20,828,693      (77,648,668)
VT SMALL CAP GROWTH FUND                 0        3,119,166      (29,402,901)
VT SMALL/MID CAP VALUE FUND        154,514         (593,791)      (2,548,955)
VT TOTAL RETURN BOND FUND        1,667,814        1,673,024         (748,606)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

                 178 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

10. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

12. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on January 11, 2010, the Trustees approved a Plan of Reorganization (the "Plan") for each of the specified funds ("Target Funds") listed in the table below. Under each Plan, certain existing Wells Fargo Advantage Funds ("Acquiring Funds"), series of Wells Fargo Variable Trust, will acquire the assets and assume the liabilities of the Target Fund in exchange for shares of Acquiring Fund.

TARGET FUND                                          ACQUIRING FUND
-----------                                          ------------------------------------------------
Wells Fargo Advantage VT C&B Large Cap Value Fund    Wells Fargo Advantage VT Intrinsic Value Fund(1)
Wells Fargo Advantage VT Equity Income Fund          Wells Fargo Advantage VT Intrinsic Value Fund(1)
Wells Fargo Advantage VT Large Company Core Fund     Wells Fargo Advantage VT Core Equity Fund(1)
Wells Fargo Advantage VT Large Company Growth Fund   Wells Fargo Advantage VT Omega Growth Fund(1)

(1.) This Fund will be newly created in order to receive the assets of the Target Fund(s) upon completion of the merger.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on or about March 10, 2010.

On December 18, 2009, the Board of Trustees of the Trust approved the closing and liquidation of VT Money Market Fund. As of December 31, 2009, VT Money Market Fund is closed to new investors (insurance companies). The liquidation of the VT Money Market Fund is expected to occur on or about April 30, 2010.

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                 Wells Fargo Advantage Variable Trust Funds 179


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO VARIABLE TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and the Wells Fargo Advantage VT Total Return Bond Fund, (collectively the "Funds"), twelve of the Funds constituting the Wells Fargo Variable Trust as of December 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Variable Trust as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five period then ended, in conformity with U.S. generally accepted accounting principles.

The accompanying financial statements have been prepared assuming that the Wells Fargo Advantage VT Money Market Fund will continue as a going concern. As discussed in note 14 to the financial statements, the Board of Trustees of the Trust has approved the closing and liquidation of the Wells Fargo Advantage VT Money Market Fund. The financial statements do not include any adjustments that might result from the decision to close and liquidate the Wells Fargo Advantage VT Money Market Fund.

                                       (KPMG LLP)

Boston, Massachusetts
February 25, 2010

                 180 Wells Fargo Advantage Variable Trust Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended December 31, 2009. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

                               Foreign Source Income*   Creditable Foreign Taxes Paid
                               ----------------------   -----------------------------
VT INTERNATIONAL FUND                 $552,992                     $46,705

* The Fund listed above did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended December 31, 2009 as qualifying for the corporate dividends-received deduction:

                               Dividend-Received
                                Deduction (% of
                                Ordinary Income
                                   Dividends)
                               -----------------
VT ASSET ALLOCATION FUND             66.80%
VT C&B LARGE CAP VALUE FUND         100.00%
VT EQUITY INCOME FUND               100.00%
VT LARGE COMPANY CORE FUND          100.00%
VT LARGE COMPANY GROWTH FUND        100.00%
VT SMALL/MID CAP VALUE FUND          43.44%

SPECIAL MEETING OF SHAREHOLDERS

On July 1, 2009, a Special Meeting of Shareholders for VT International Core Fund was held to approve the following proposal. On March 31, 2009, the record date for the meeting, VT International Core Fund had 3,916,658 shares outstanding all of which were represented at the meeting.

Proposal -- To approve a new investment sub-advisory agreement among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management, LLC and the Trust, for VT International Core Fund:

Shares voted "For" 3,511,203
Shares voted "Against" 262,462
Net assets voted "Abstain" 142,993

                 Wells Fargo Advantage Variable Trust Funds 181


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
   Name and Age         Length of Service(2)      Principal Occupations During Past Five Years   Other Directorships
   ------------      -------------------------   ---------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of      None
67                   Chairman, since 2005        Crystal Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of    CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp       Deluxe Corporation
                                                 from 2005 to 2007, President and CEO of
                                                 BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa
                                                 State University Foundation Board of
                                                 Governors and a member of the Advisory Board
                                                 of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive         None
60                                               Officer and Chief Investment Officer of
                                                 Minneapolis Employees Retirement Fund from
                                                 1996 to 2008. Ms. Johnson is a certified
                                                 public accountant and a certified managerial
                                                 accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at   None
59                   Trustee, since 2008         the Graduate School of Business, Stanford
                                                 University, Director of Corporate Governance
                                                 Research Program and Co-Director of The Rock
                                                 Center for Corporate Governance since 2006.
                                                 From 2005 to 2008, Professor of Accounting at
                                                 the Graduate School of Business, Stanford
                                                 University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton
                                                 School, University of Pennsylvania from 1985
                                                 to 2005.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management,     None
56                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions
                                                 and Retirement Research. Research associate
                                                 and board member, Penn Aging Research Center.
                                                 Research associate, National Bureau of
                                                 Economic Research.

                 182 Wells Fargo Advantage Variable Trust Funds


                                                   Other Information (Unaudited)

                         Position Held and
   Name and Age         Length of Service(2)      Principal Occupations During Past Five Years   Other Directorships
   ------------      -------------------------   ---------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota         None
58                                               Initiative Foundation, a non-profit
                                                 organization, since 2007 and Senior Fellow at
                                                 the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of
                                                 the Board of Trustees of NorthStar Education
                                                 Finance, Inc., a non-profit organization,
                                                 since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke &          None
69                                               Daniels. General Counsel of the Minneapolis
                                                 Employees Retirement Fund from 1984 to
                                                 present.

OFFICERS

                        Position Held and
   Name and Age        Length of Service(2)       Principal Occupations During Past Five Years   Other Directorships
   ------------      -------------------------   ---------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank,   None
50                                               N.A. and President of Wells Fargo Funds
                                                 Management, LLC since 2003. Senior Vice
                                                 President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of          None
49                   Chief Legal Counsel,        Wells Fargo Funds Management,  LLC since
                     since 2003                  2001. Vice President and Managing Senior
                                                 Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment   None
38                                               Management Company, LLC since 2006 and
                                                 currently the Treasurer of the Evergreen
                                                 Funds since 2005. Vice President and
                                                 Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment          None
34                   since 2009                  Management Company, LLC since 2008. Assistant
                                                 Vice President of Evergreen Investment
                                                 Services, Inc. from 2004 to 2008. Manager of
                                                 Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment   None
35                   since 2009                  Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services,
                                                 Inc. from 2004 to 2007. Assistant Vice
                                                 President, Evergreen Investment Services,
                                                 Inc. from 2000 to 2004 and the head of the
                                                 Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds   None
45                   since 2007                  Management, LLC since 2007. Chief Compliance
                                                 Officer of Parnassus Investments from 2005 to
                                                 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior
                                                 Audit Manager of PricewaterhouseCoopers LLP
                                                 from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                 Wells Fargo Advantage Variable Trust Funds 183


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

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

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE          (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    120047 02-10
                                                                AVTF/AR124 12-09

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, December 31, 2009, Wells Fargo Variable Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Variable Trust has determined that Thomas
S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2008 and December 31, 2009 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended December 31, 2008 and December 31, 2009, the Audit Fees were $248,080 and $261,090 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended December 31, 2008 and December 31, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2008 and December 31, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended December 31, 2008 and December 31, 2009, the Tax Fees were $0 and $0 respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended December 31, 2008 and December 31, 2009, the Tax Fees were $22,500 and $23,640 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended December 31, 2008 and December 31, 2009.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2008 and December 31, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended December 31, 2008 and December 31, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.., the Funds' custodian.

         For the fiscal years ended December 31, 2008 and December 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year-ended December 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended December 31, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

         For the fiscal year ended December 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended December 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations.
(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
    CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to
Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                             By:
                                 /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President


                                 Date: February 25, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By:
                                 /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President

                                 Date: February 25, 2010



                             By:

                                 /s/ Kasey L. Phillips


                                 Kasey L. Phillips
                                 Treasurer

                                 Date: February 25, 2010